UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
ʊ	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

World Ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

April 9, 2013-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

March 7, 2012-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 14, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Class R2 vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 1,380 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.55% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability stocks detracted from performance relative to the benchmark, as these stocks generally underperformed lower-profitability stocks. Conversely, the Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex US markets. These two drivers offset each other, and the portfolio performed in line with the benchmark.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 38.56% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex US markets. With small-cap stocks outperforming large-cap stocks for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The Underlying Funds also generally exclude certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held approximately 11,420 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 49.81% for the Portfolio and 45.22% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Underlying Funds’ exclusion of stocks with high asset growth, as those stocks underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Funds collectively held approximately 4,460 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 40.83% for the Portfolio and 37.19% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Master Funds’ exclusion of stocks with high asset growth, as those stocks underperformed. The Master Funds’ greater emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, as these stocks outperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 1,820 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 12.66% for the Portfolio and 13.18% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed. The Master Fund’s exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed. Conversely, the Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Master Fund’s exclusion of stocks with high asset growth, as those stocks underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 830 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 37.81% for the Portfolio and 34.27% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations, particularly in Australia, contributed positively to performance relative to the benchmark, as larger stocks held by the index underperformed. The Master Fund’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 51.31% for the Portfolio and 45.72% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the period.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 1,160 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 50.70% for the Portfolio and 49.80% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

Global Real Estate Market Review	12 Months Ended October 31, 2021

Publicly traded global real estate investment trusts (REITs) had positive returns for the period. Global REITs outperformed U.S., developed non-U.S., and emerging markets equities. The U.S. REIT market, the world’s largest, had positive performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, South Africa, the Netherlands, and Canada were among the strongest performers, while Malaysia, New Zealand, and Singapore lagged. At the REIT industry level, retail REITs and hotel and resort REITs generally outperformed, while specialized and health care REITs generally underperformed.

12 Months Ended October 31, 2021

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	56.10%
S&P Global ex U.S. REIT Index	32.85%
S&P Global REIT Index	44.12%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2021. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences did not have material overall impact on the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2021, the Portfolio held approximately 300 securities in 22 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 33.69% for the Portfolio and 32.85% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark. Additionally, Thailand is not an eligible market for the Portfolio but the benchmark holds Thai securities, which contributed positively to relative performance as those securities underperformed.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2021, the Portfolio held, either directly or through the underlying portfolios, approximately 460 securities in 23 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 42.08% for the Portfolio and 44.12% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, and these securities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,980 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 44.61% for the Portfolio and 37.19% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,000 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 42.24% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the style-neutral benchmark. The Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks, as small caps outperformed large caps.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 31.85% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on stocks with high profitability detracted from performance relative to the benchmark, as high-profitability stocks generally underperformed low profitability stocks for the period.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio, directly and through the Underlying Funds, held approximately 5,690 securities in 44 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2021, total returns were 45.23% for the Portfolio and 29.66% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks globally. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 9,790 securities in 46 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.87% for the Portfolio and 29.66% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets. With small-caps outperforming large-caps in developed ex U.S. and emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held more than 14,130 equity securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 40.75% for the Portfolio and 37.28% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held approximately 14,180 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 40.81% for the Portfolio and 37.28% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio’s strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2021, the Master Fund held approximately 1,720 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 21.91% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. The Master Fund’s greater allocation to stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts in emerging markets. The Master Fund’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies that with high asset growth. The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 4,960 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 35.51% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2021, the Master Fund held approximately 3,260 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 34.91% for the Portfolio’s Class R2 shares, 35.24% for the Portfolio’s Institutional Class shares, and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks outperforming large-cap stocks, the Master Fund’s inclusion of small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 6,340 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 26.19% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. Additionally, the Portfolio generally excludes certain companies with high asset growth. As of October 31, 2021, the Portfolio held approximately 2,710 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 38.29% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap and mid-cap stocks outperforming large-cap stocks, the Portfolio’s focus on small- and mid-cap stocks also contributed positively to relative performance, which is composed primarily of large- and mid-cap stocks.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,045.30	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,042.30	0.25%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,041.60	0.47%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,045.20	0.46%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,015.30	0.47%	$2.39
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,041.00	0.48%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,015.30	0.59%	$3.00
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,057.00	0.47%	$2.44
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,037.00	0.27%	$1.39
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,089.30	0.24%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,040.70	0.53%	$2.73
Hypothetical 5% Annual Return	$1,000.00	$1,022.53	0.53%	$2.70
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,043.00	0.42%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,051.40	0.30%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,037.20	0.44%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,023.90	0.32%	$1.63
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,055.60	0.28%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,054.70	0.32%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$963.10	0.39%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,006.80	0.63%	$3.19
Hypothetical 5% Annual Return	$1,000.00	$1,022.03	0.63%	$3.21
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$998.50	0.74%	$3.73
Institutional Class Shares	$1,000.00	$999.50	0.49%	$2.47
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.48	0.74%	$3.77
Institutional Class Shares	$1,000.00	$1,022.74	0.49%	$2.50
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$975.10	0.42%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$991.70	0.72%	$3.61
Hypothetical 5% Annual Return	$1,000.00	$1,021.58	0.72%	$3.67

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.4%
Consumer Discretionary	12.8%
Consumer Staples	9.7%
Energy	4.7%
Financials	16.5%
Health Care	10.8%
Industrials	16.9%
Information Technology	8.6%
Materials	9.6%
Real Estate	1.6%
Utilities	3.4%

100.0%

International Core Equity Portfolio
Communication Services	5.4%
Consumer Discretionary	14.0%
Consumer Staples	7.7%
Energy	5.1%
Financials	15.6%
Health Care	7.7%
Industrials	19.3%
Information Technology	7.7%
Materials	11.9%
Real Estate	2.4%
Utilities	3.2%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	42.8%
Real Estate	57.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	3.0%
Consumer Discretionary	13.5%
Consumer Staples	4.6%
Energy	6.9%
Financials	21.8%
Health Care	2.5%
Industrials	22.9%
Information Technology	3.9%
Materials	16.0%
Real Estate	3.4%
Utilities	1.5%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	13.1%
Consumer Staples	6.5%
Energy	5.9%
Financials	18.8%
Health Care	5.6%
Industrials	20.4%
Information Technology	7.0%
Materials	12.6%
Real Estate	2.6%
Utilities	2.4%

100.0%

International High Relative Profitability Portfolio
Communication Services	8.4%
Consumer Discretionary	16.6%
Consumer Staples	11.2%
Energy	2.2%
Financials	6.1%
Health Care	13.1%
Industrials	19.6%
Information Technology	10.9%
Materials	8.9%
Real Estate	0.6%
Utilities	2.4%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	13.4%
Consumer Staples	7.4%
Energy	5.0%
Financials	15.7%
Health Care	6.4%
Industrials	16.6%
Information Technology	11.4%
Materials	12.0%
Real Estate	3.2%
Utilities	3.2%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	8.2%
Consumer Discretionary	12.5%
Consumer Staples	6.1%
Energy	5.0%
Financials	16.5%
Health Care	4.0%
Industrials	8.4%
Information Technology	20.8%
Materials	11.6%
Real Estate	3.7%
Utilities	3.2%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.7%
Consumer Discretionary	10.2%
Consumer Staples	5.1%
Energy	3.2%
Financials	17.4%
Health Care	4.5%
Industrials	16.1%
Information Technology	12.9%
Materials	16.8%
Real Estate	6.9%
Utilities	3.2%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (5.9%)
# BHP Group Ltd.	697,375	$19,154,786	0.3%
Commonwealth Bank of Australia	310,658	24,623,436	0.4%
CSL Ltd.	124,326	28,289,174	0.5%
National Australia Bank Ltd.	811,247	17,638,112	0.3%
Other Securities		278,968,879	4.6%

TOTAL AUSTRALIA		368,674,387	6.1%

AUSTRIA — (0.2%)
Other Securities		13,795,690	0.2%

BELGIUM — (0.8%)
Other Securities		53,333,536	0.9%

CANADA — (10.2%)
Bank of Montreal	161,778	17,554,531	0.3%
Canadian National Railway Co.	142,360	18,919,984	0.3%
Royal Bank of Canada	310,579	32,327,720	0.5%
Royal Bank of Canada	206,240	21,451,022	0.4%
* Shopify, Inc., Class A	12,023	17,634,495	0.3%
# Toronto-Dominion Bank	286,785	20,794,780	0.3%
Other Securities		506,410,874	8.4%

TOTAL CANADA		635,093,406	10.5%

DENMARK — (2.3%)
Novo Nordisk AS, Class B	461,515	50,607,362	0.8%
Other Securities		92,833,766	1.6%

TOTAL DENMARK		143,441,128	2.4%

FINLAND — (1.2%)
Other Securities		78,570,294	1.3%

FRANCE — (9.2%)
Air Liquide SA	137,694	22,989,071	0.4%
* Airbus SE	172,375	22,112,614	0.4%
# BNP Paribas SA	263,532	17,640,097	0.3%
# Cie Generale des Etablissements Michelin SCA	108,150	17,003,063	0.3%
L’Oreal SA	51,173	23,409,331	0.4%
LVMH Moet Hennessy Louis Vuitton SE	80,391	63,036,311	1.0%
Sanofi	213,213	21,415,989	0.4%
Schneider Electric SE	116,541	20,093,775	0.3%
TotalEnergies SE	551,438	27,613,230	0.5%
Other Securities		338,616,033	5.5%

TOTAL FRANCE		573,929,514	9.5%

GERMANY — (6.8%)
Bayer AG	332,314	18,728,437	0.3%
Daimler AG	320,152	31,779,061	0.5%
Deutsche Post AG	337,563	20,897,505	0.3%
Deutsche Telekom AG	1,271,712	23,650,219	0.4%
SAP SE	212,517	30,774,818	0.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Siemens AG	146,649	$23,842,470	0.4%
Other Securities		275,187,107	4.6%

TOTAL GERMANY		424,859,617	7.0%

HONG KONG — (2.2%)
AIA Group Ltd.	3,249,000	36,411,572	0.6%
Hong Kong Exchanges & Clearing Ltd.	349,451	21,051,524	0.4%
Other Securities		79,524,888	1.3%

TOTAL HONG KONG		136,987,984	2.3%

IRELAND — (0.6%)
Other Securities		38,275,588	0.6%

ISRAEL — (0.6%)
Other Securities		37,231,801	0.6%

ITALY — (2.0%)
Enel SpA	2,271,536	19,016,805	0.3%
Other Securities		105,047,911	1.8%

TOTAL ITALY		124,064,716	2.1%

JAPAN — (21.0%)
Hitachi Ltd.	297,615	17,149,927	0.3%
KDDI Corp.	742,300	22,699,521	0.4%
Keyence Corp.	32,004	19,318,086	0.3%
Recruit Holdings Co. Ltd.	356,200	23,694,067	0.4%
SoftBank Group Corp.	428,176	23,180,319	0.4%
Sony Group Corp.	367,700	42,578,294	0.7%
Tokyo Electron Ltd.	43,700	20,365,638	0.4%
Toyota Motor Corp.	2,420,615	42,709,706	0.7%
Other Securities		1,100,287,924	18.2%

TOTAL JAPAN		1,311,983,482	21.8%

NETHERLANDS — (4.4%)
ASML Holding NV	30,871	25,094,815	0.4%
ASML Holding NV	74,552	60,601,830	1.0%
Koninklijke Ahold Delhaize NV	678,021	22,057,687	0.4%
Stellantis NV	850,830	16,988,474	0.3%
Other Securities		150,780,777	2.5%

TOTAL NETHERLANDS		275,523,583	4.6%

NEW ZEALAND — (0.4%)
Other Securities		22,492,321	0.4%

NORWAY — (0.7%)
Other Securities		46,171,001	0.8%

PORTUGAL — (0.2%)
Other Securities		12,070,216	0.2%

SINGAPORE — (0.8%)
Other Securities		48,200,489	0.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Iberdrola SA	2,078,325	$24,564,084	0.4%
Other Securities		100,642,846	1.7%

TOTAL SPAIN		125,206,930	2.1%

SWEDEN — (3.4%)
Other Securities		213,759,707	3.5%

SWITZERLAND — (7.6%)
Nestle SA	835,482	110,206,070	1.8%
Novartis AG	422,743	34,966,216	0.6%
Roche Holding AG	8,668	3,728,306	0.1%
Roche Holding AG	205,381	79,563,359	1.3%
Other Securities		244,093,241	4.0%

TOTAL SWITZERLAND		472,557,192	7.8%

UNITED KINGDOM — (12.2%)
AstraZeneca PLC, Sponsored ADR	505,883	31,556,982	0.5%
BP PLC, Sponsored ADR	637,244	18,346,269	0.3%
Diageo PLC, Sponsored ADR	105,239	21,013,071	0.4%
Royal Dutch Shell PLC, Sponsored ADR, Class B	918,709	42,113,621	0.7%
Unilever PLC, Sponsored ADR	450,191	24,121,234	0.4%
Other Securities		623,554,407	10.3%

TOTAL UNITED KINGDOM		760,705,584	12.6%

UNITED STATES — (0.0%)
Other Securities		292,740	0.0%

TOTAL COMMON STOCKS		5,917,220,906	98.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		32,731,659	0.5%

TOTAL INVESTMENT SECURITIES (Cost $3,905,702,782)		5,949,952,565

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	26,026,332	301,124,657	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,206,796,383)		$6,251,077,222	103.6%

As of October 31, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	229	12/17/21	$51,002,305	$52,635,650	$1,633,345

Total Futures Contracts			$51,002,305	$52,635,650	$1,633,345

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,641,424	$365,032,963	—	$368,674,387
Austria	—	13,795,690	—	13,795,690
Belgium	—	53,333,536	—	53,333,536
Canada	632,493,032	2,600,374	—	635,093,406
Denmark	5,020,496	138,420,632	—	143,441,128
Finland	79,111	78,491,183	—	78,570,294
France	3,422,750	570,506,764	—	573,929,514
Germany	14,497,008	410,362,609	—	424,859,617
Hong Kong	369,693	136,618,291	—	136,987,984
Ireland	11,995,930	26,279,658	—	38,275,588
Israel	6,778,941	30,452,860	—	37,231,801
Italy	2,313,854	121,750,862	—	124,064,716
Japan	19,253,418	1,292,730,064	—	1,311,983,482
Netherlands	79,527,665	195,995,918	—	275,523,583
New Zealand	—	22,492,321	—	22,492,321
Norway	89,985	46,081,016	—	46,171,001
Portugal	—	12,070,216	—	12,070,216
Singapore	1,156,488	47,044,001	—	48,200,489
Spain	5,033,888	120,173,042	—	125,206,930
Sweden	—	213,759,707	—	213,759,707
Switzerland	37,734,810	434,822,382	—	472,557,192
United Kingdom	226,190,003	534,515,581	—	760,705,584
United States	292,740	—	—	292,740
Preferred Stocks
Germany	—	32,731,659	—	32,731,659
Securities Lending Collateral	—	301,124,657	—	301,124,657
Futures Contracts**	1,633,345	—	—	1,633,345

TOTAL	$1,051,524,581	$5,201,185,986	—	$6,252,710,567

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.0%)
# BHP Group Ltd.	4,074,214	$111,906,362	0.3%
Commonwealth Bank of Australia	931,529	73,835,033	0.2%
CSL Ltd.	345,823	78,688,665	0.2%
Other Securities		1,896,076,660	5.5%

TOTAL AUSTRALIA		2,160,506,720	6.2%

AUSTRIA — (0.5%)
Other Securities		194,447,574	0.6%

BELGIUM — (1.1%)
Other Securities		386,927,579	1.1%

CANADA — (10.3%)
Bank of Montreal	931,374	101,063,393	0.3%
Canadian Natural Resources Ltd.	3,046,549	129,508,798	0.4%
National Bank of Canada	950,404	78,683,253	0.2%
# Royal Bank of Canada	886,501	92,274,611	0.3%
Royal Bank of Canada	1,145,629	119,156,872	0.4%
Other Securities		3,146,620,950	9.0%

TOTAL CANADA		3,667,307,877	10.6%

CHINA — (0.0%)
Other Securities		2,457,607	0.0%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	891,477	97,754,784	0.3%
Novo Nordisk AS, Sponsored ADR	595,283	65,558,517	0.2%
Other Securities		642,917,309	1.8%

TOTAL DENMARK		806,230,610	2.3%

FINLAND — (1.6%)
Other Securities		578,977,510	1.7%

FRANCE — (7.6%)
Air Liquide SA	519,420	86,721,161	0.3%
Cie de Saint-Gobain	974,295	67,238,565	0.2%
# Cie Generale des Etablissements Michelin SCA	571,661	89,875,074	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	194,807,144	0.6%
# Orange SA	7,330,798	79,941,979	0.2%
Teleperformance	179,034	74,784,588	0.2%
TotalEnergies SE	1,973,714	98,833,628	0.3%
Other Securities		2,022,503,162	5.7%

TOTAL FRANCE		2,714,705,301	7.8%

GERMANY — (6.4%)
Allianz SE	276,267	64,152,055	0.2%
Bayer AG	1,277,637	72,004,622	0.2%
Bayerische Motoren Werke AG	951,135	96,098,876	0.3%
Daimler AG	1,688,994	167,653,626	0.5%
Deutsche Telekom AG	5,639,652	104,881,456	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
Other Securities		$1,774,833,658	5.1%

TOTAL GERMANY		2,279,624,293	6.6%

HONG KONG — (2.2%)
AIA Group Ltd.	10,843,200	121,519,838	0.4%
Other Securities		677,631,236	1.9%

TOTAL HONG KONG		799,151,074	2.3%

IRELAND — (0.8%)
Kingspan Group PLC	602,633	69,378,104	0.2%
Other Securities		213,112,214	0.6%

TOTAL IRELAND		282,490,318	0.8%

ISRAEL — (0.9%)
Other Securities		309,186,961	0.9%

ITALY — (2.5%)
Other Securities		882,981,445	2.6%

JAPAN — (21.5%)
Hitachi Ltd.	1,314,685	75,758,117	0.2%
KDDI Corp.	2,741,900	83,847,255	0.3%
Recruit Holdings Co. Ltd.	1,002,100	66,658,688	0.2%
SoftBank Group Corp.	2,487,563	134,670,077	0.4%
Sony Group Corp.	1,141,000	132,123,562	0.4%
Takeda Pharmaceutical Co. Ltd.	2,631,263	73,848,531	0.2%
Toyota Motor Corp.	12,059,470	212,779,157	0.6%
Other Securities		6,889,456,635	19.9%

TOTAL JAPAN		7,669,142,022	22.2%

NETHERLANDS — (4.0%)
ASM International NV	168,914	76,447,873	0.2%
ASML Holding NV	127,591	103,718,671	0.3%
ASML Holding NV	182,526	148,371,735	0.4%
Koninklijke Ahold Delhaize NV	3,630,618	118,112,911	0.4%
Stellantis NV	5,527,990	110,377,040	0.3%
Other Securities		861,900,774	2.5%

TOTAL NETHERLANDS		1,418,929,004	4.1%

NEW ZEALAND — (0.5%)
Other Securities		171,395,575	0.5%

NORWAY — (0.9%)
Other Securities		339,507,956	1.0%

PORTUGAL — (0.2%)
Other Securities		83,459,275	0.3%

SINGAPORE — (0.8%)
Other Securities		286,151,766	0.8%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SPAIN — (1.9%)
Iberdrola SA	8,431,582	$99,654,363	0.3%
Other Securities		569,227,515	1.6%

TOTAL SPAIN		668,881,878	1.9%

SWEDEN — (3.5%)
Volvo AB, Class B	2,990,796	69,742,821	0.2%
Other Securities		1,171,765,002	3.4%

TOTAL SWEDEN		1,241,507,823	3.6%

SWITZERLAND — (6.9%)
Nestle SA	2,748,677	362,570,217	1.1%
Novartis AG, Sponsored ADR	953,193	78,886,253	0.2%
Roche Holding AG	634,350	245,743,359	0.7%
Sika AG	223,952	75,870,373	0.2%
Other Securities		1,701,728,084	4.9%

TOTAL SWITZERLAND		2,464,798,286	7.1%

UNITED KINGDOM — (12.6%)
Ashtead Group PLC	958,609	80,341,144	0.2%
AstraZeneca PLC, Sponsored ADR	1,444,584	90,113,150	0.3%
BP PLC, Sponsored ADR	3,664,680	105,506,137	0.3%
HSBC Holdings PLC, Sponsored ADR	3,036,261	91,300,368	0.3%
Rio Tinto PLC, Sponsored ADR	1,793,636	113,483,350	0.3%
Royal Dutch Shell PLC, Sponsored ADR, Class B	3,096,174	141,928,616	0.4%
Vodafone Group PLC	49,455,687	72,890,318	0.2%
Other Securities		3,816,782,436	11.0%

TOTAL UNITED KINGDOM		4,512,345,519	13.0%

UNITED STATES — (0.0%)
Other Securities		6,492,442	0.0%

TOTAL COMMON STOCKS		33,927,606,415	98.0%

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
Other Security		28,885	0.0%

GERMANY — (0.6%)
Volkswagen AG	363,964	81,684,955	0.3%
Other Securities		132,503,943	0.3%

TOTAL GERMANY		214,188,898	0.6%

TOTAL PREFERRED STOCKS		214,217,783	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		7,891	0.0%

CANADA — (0.0%)
Other Securities		757,963	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.0%)
Other Security		$566	0.0%

NEW ZEALAND — (0.0%)
Other Security		3,862	0.0%

SPAIN — (0.0%)
Other Security		613,459	0.0%

TOTAL RIGHTS/WARRANTS		1,383,741	0.0%

TOTAL INVESTMENT SECURITIES (Cost $24,808,815,099)		34,143,207,939

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	137,857,195	1,595,007,746	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $26,403,662,509)		$35,738,215,685	103.2%

As of October 31, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,302	12/17/21	$290,261,986	$299,264,700	$9,002,714

Total Futures Contracts			$290,261,986	$299,264,700	$9,002,714

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$46,638,769	$2,113,867,699	$252	$2,160,506,720
Austria	73,164	194,374,410	—	194,447,574
Belgium	9,610,059	377,317,520	—	386,927,579
Canada	3,658,586,313	8,721,564	—	3,667,307,877
China	—	2,457,607	—	2,457,607
Denmark	65,558,517	740,672,093	—	806,230,610
Finland	5,717,227	573,260,283	—	578,977,510
France	40,903,587	2,673,775,577	26,137	2,714,705,301
Germany	58,770,155	2,220,854,138	—	2,279,624,293
Hong Kong	515,573	798,067,272	568,229	799,151,074
Ireland	50,884,763	231,605,555	—	282,490,318
Israel	35,296,542	273,890,419	—	309,186,961
Italy	20,609,882	862,371,563	—	882,981,445
Japan	155,933,205	7,513,208,817	—	7,669,142,022
Netherlands	227,661,850	1,191,267,154	—	1,418,929,004
New Zealand	239,560	171,156,015	—	171,395,575
Norway	14,691,274	324,816,682	—	339,507,956

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	$409,650	$83,049,625	—	$83,459,275
Singapore	4,041,299	281,571,751	$538,716	286,151,766
Spain	8,871,267	660,010,611	—	668,881,878
Sweden	2,091,261	1,239,416,562	—	1,241,507,823
Switzerland	137,578,979	2,327,219,307	—	2,464,798,286
United Kingdom	860,422,845	3,651,922,648	26	4,512,345,519
United States	5,590,831	901,611	—	6,492,442
Preferred Stocks
Australia	—	28,885	—	28,885
Germany	—	214,188,898	—	214,188,898
Rights/Warrants
Austria	—	7,891	—	7,891
Canada	—	757,963	—	757,963
Hong Kong	—	566	—	566
New Zealand	—	3,862	—	3,862
Spain	—	613,459	—	613,459
Securities Lending Collateral	—	1,595,007,746	—	1,595,007,746
Futures Contracts**	9,002,714	—	—	9,002,714

TOTAL	$5,419,699,286	$30,326,385,753	$1,133,360^	$35,747,218,399

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,204,052	$58,396,527
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		12,011,785
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,897,087
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,406,413
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		4,054,102
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		3,177,403
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,127,151

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,885,692)		$99,070,468

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$99,070,468	—	—	$99,070,468

TOTAL	$99,070,468	—	—	$99,070,468

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,658,750,566
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,029,775,727
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,849,071,649
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,438,166,259
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,405,629,159

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,381,393,360

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $89,678,174)	89,678,174	89,678,174

TOTAL INVESTMENTS — (100.0%) (Cost $10,315,829,273)		$13,471,071,534

As of October 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	376	12/17/21	$84,282,399	$86,423,600	$2,141,201

Total Futures Contracts			$84,282,399	$86,423,600	$2,141,201

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,381,393,360	—	—	$13,381,393,360
Temporary Cash Investments	89,678,174	—	—	89,678,174
Futures Contracts**	2,141,201	—	—	2,141,201

TOTAL	$13,473,212,735	—	—	$13,473,212,735

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$379,961,001

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$379,961,001

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$381,648,225

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$381,648,225

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$44,159,149

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$44,159,149

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$868,047,933

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$868,047,933

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.0%)
AUSTRALIA — (19.6%)
Charter Hall Group	5,103,518	$66,957,724	1.1%
Dexus	11,937,669	97,922,093	1.6%
Goodman Group	18,809,830	311,432,106	5.2%
GPT Group	21,254,256	82,977,593	1.4%
†† GPT Group	38,018,670	134,418	0.0%
Mirvac Group	43,745,807	93,360,751	1.6%
Scentre Group	57,493,866	131,136,895	2.2%
Stockland	26,479,587	91,273,558	1.5%
Vicinity Centres	42,897,822	56,023,859	0.9%
Other Securities		287,438,324	4.8%

TOTAL AUSTRALIA		1,218,657,321	20.3%

BELGIUM — (3.9%)
Aedifica SA	389,502	51,940,122	0.9%
Cofinimmo SA	314,243	50,698,042	0.8%
Warehouses De Pauw CVA	1,524,898	69,438,532	1.2%
Other Securities		71,261,415	1.2%

TOTAL BELGIUM		243,338,111	4.1%

CANADA — (5.8%)
# Canadian Apartment Properties REIT	923,055	45,071,278	0.8%
Other Securities		311,548,139	5.1%

TOTAL CANADA		356,619,417	5.9%

CHINA — (0.2%)
Other Securities		10,098,158	0.2%

FRANCE — (3.7%)
Covivio	557,125	48,254,803	0.8%
Gecina SA	491,633	68,798,473	1.2%
Klepierre SA	2,234,429	53,193,397	0.9%
Other Securities		59,983,959	0.9%

TOTAL FRANCE		230,230,632	3.8%

GERMANY — (0.7%)
Other Securities		44,088,240	0.7%

HONG KONG — (4.1%)
Link REIT	23,247,323	205,958,230	3.5%
Other Securities		46,113,463	0.7%

TOTAL HONG KONG		252,071,693	4.2%

IRELAND — (0.4%)
Other Securities		23,157,845	0.4%

ITALY — (0.1%)
Other Securities		5,351,126	0.1%

JAPAN — (24.0%)
Activia Properties, Inc.	7,779	31,891,349	0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Advance Residence Investment Corp.	14,540	$47,788,683	0.8%
# Daiwa House REIT Investment Corp.	23,517	67,485,151	1.1%
GLP J-Reit	47,682	77,776,065	1.3%
Industrial & Infrastructure Fund Investment Corp.	21,064	38,621,832	0.6%
Japan Hotel REIT Investment Corp.	52,128	31,480,545	0.5%
Japan Metropolitan Fund Invest	78,535	72,135,891	1.2%
Japan Prime Realty Investment Corp.	9,165	33,616,379	0.6%
Japan Real Estate Investment Corp.	14,050	86,115,725	1.4%
Nippon Building Fund, Inc.	16,723	108,648,387	1.8%
Nippon Prologis REIT, Inc.	23,171	77,391,924	1.3%
Nomura Real Estate Master Fund, Inc.	47,837	71,634,291	1.2%
Orix JREIT, Inc.	29,058	48,210,264	0.8%
# Sekisui House Reit, Inc.	46,502	35,155,170	0.6%
United Urban Investment Corp.	33,229	41,421,902	0.7%
Other Securities		617,628,524	10.4%

TOTAL JAPAN		1,487,002,082	24.8%

MALAYSIA — (0.4%)
Other Securities		27,388,672	0.5%

MEXICO — (1.3%)
Fibra Uno Administracion SA de CV	33,788,024	33,610,780	0.6%
Other Securities		49,038,844	0.8%

TOTAL MEXICO		82,649,624	1.4%

NETHERLANDS — (2.4%)
* Unibail-Rodamco-Westfield (BFYM460)	1,117,588	79,801,027	1.3%
Other Securities		68,911,523	1.2%

TOTAL NETHERLANDS		148,712,550	2.5%

NEW ZEALAND — (1.4%)
Other Securities		85,320,715	1.4%

SINGAPORE — (9.4%)
Ascendas Real Estate Investment Trust	36,985,780	84,713,371	1.4%
CapitaLand Integrated Commercial Trust	52,713,611	83,944,071	1.4%
Frasers Logistics & Commercial Trust	28,518,533	32,112,798	0.5%
# Mapletree Commercial Trust	23,802,806	38,501,573	0.7%
# Mapletree Industrial Trust	21,528,890	43,948,391	0.7%
Mapletree Logistics Trust	33,641,897	50,447,153	0.9%
Other Securities		252,147,248	4.2%

TOTAL SINGAPORE		585,814,605	9.8%

SOUTH AFRICA — (1.6%)
Other Securities		99,204,219	1.7%

SPAIN — (1.3%)
Inmobiliaria Colonial Socimi SA	3,238,453	31,490,561	0.5%
Merlin Properties Socimi SA	4,130,353	44,730,390	0.8%
Other Security		6,047,686	0.1%

TOTAL SPAIN		82,268,637	1.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.3%)
Other Securities		$16,362,370	0.3%

TURKEY — (0.2%)
Other Securities		14,687,885	0.2%

UNITED KINGDOM — (14.2%)
Big Yellow Group PLC	1,977,824	39,989,352	0.7%
British Land Co. PLC	9,943,872	67,140,760	1.1%
Derwent London PLC	1,186,768	54,894,880	0.9%
Land Securities Group PLC	7,899,894	74,215,378	1.2%
LondonMetric Property PLC	10,440,495	37,340,880	0.6%
Safestore Holdings PLC	2,716,328	44,652,930	0.7%
Segro PLC	13,385,069	236,574,996	4.0%
Tritax Big Box REIT PLC	20,179,674	62,101,613	1.0%
UNITE Group PLC	3,594,188	53,664,055	0.9%
Other Securities		213,644,130	3.7%

TOTAL UNITED KINGDOM		884,218,974	14.8%
TOTAL COMMON STOCKS		5,897,242,876	98.5%

RIGHTS/WARRANTS — (0.0%)
UNITED KINGDOM — (0.0%)
Other Security		79	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,055,209,691)		5,897,242,955

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	26,840,639	310,546,189	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,365,727,338)		$6,207,789,144	103.7%

As of October 31, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	12/17/21	$40,192,987	$41,602,850	$1,409,863

Total Futures Contracts			$40,192,987	$41,602,850	$1,409,863

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$545,228	$1,217,977,675	$134,418	$1,218,657,321
Belgium	—	243,338,111	—	243,338,111
Canada	356,619,417	—	—	356,619,417
China	—	10,098,158	—	10,098,158
France	—	230,230,632	—	230,230,632
Germany	—	44,088,240	—	44,088,240
Hong Kong	—	252,071,693	—	252,071,693
Ireland	—	23,157,845	—	23,157,845
Italy	—	5,351,126	—	5,351,126
Japan	—	1,487,002,082	—	1,487,002,082
Malaysia	—	27,388,672	—	27,388,672
Mexico	82,649,624	—	—	82,649,624
Netherlands	15,109,381	133,603,169	—	148,712,550
New Zealand	—	85,320,715	—	85,320,715
Singapore	—	585,814,605	—	585,814,605
South Africa	—	99,204,219	—	99,204,219
Spain	—	82,268,637	—	82,268,637
Taiwan	—	16,362,370	—	16,362,370
Turkey	—	14,687,885	—	14,687,885
United Kingdom	—	884,218,974	—	884,218,974
Rights/Warrants
United Kingdom	—	79	—	79
Securities Lending Collateral	—	310,546,189	—	310,546,189
Futures Contracts**	1,409,863	—	—	1,409,863

TOTAL	$456,333,513	$5,752,731,076	$134,418^	$6,209,199,007

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (56.0%)
UNITED STATES — (56.0%)
Alexandria Real Estate Equities, Inc.	588,622	$120,161,295	1.1%
American Campus Communities, Inc.	578,584	31,081,533	0.3%
American Homes 4 Rent, Class A	1,198,179	48,646,084	0.5%
American Tower Corp.	1,814,073	511,514,164	4.9%
Apartment Income REIT Corp.	646,305	34,648,414	0.3%
# AvalonBay Communities, Inc.	595,358	140,909,331	1.3%
# Boston Properties, Inc.	631,669	71,782,865	0.7%
Camden Property Trust	416,002	67,849,926	0.6%
Crown Castle International Corp.	1,756,044	316,614,733	3.0%
CubeSmart	842,810	46,362,978	0.4%
CyrusOne, Inc.	516,104	42,330,850	0.4%
Digital Realty Trust, Inc.	1,067,765	168,503,963	1.6%
Duke Realty Corp.	1,595,075	89,707,018	0.9%
EastGroup Properties, Inc.	168,150	33,256,707	0.3%
Equinix, Inc.	362,611	303,530,790	2.9%
Equity LifeStyle Properties, Inc.	725,843	61,340,992	0.6%
Equity Residential	1,590,294	137,401,402	1.3%
# Essex Property Trust, Inc.	277,372	94,287,064	0.9%
Extra Space Storage, Inc.	562,241	110,969,506	1.1%
Federal Realty Investment Trust	306,103	36,839,496	0.4%
# First Industrial Realty Trust, Inc.	541,190	31,513,494	0.3%
Gaming & Leisure Properties, Inc.	925,101	44,858,148	0.4%
Healthcare Trust of America, Inc., Class A	916,797	30,611,852	0.3%
Healthpeak Properties, Inc.	2,298,884	81,633,371	0.8%
* Host Hotels & Resorts, Inc.	2,961,527	49,842,499	0.5%
Invitation Homes, Inc.	2,420,656	99,852,054	0.9%
# Iron Mountain, Inc.	1,203,218	54,914,870	0.5%
Kimco Realty Corp.	2,552,009	57,675,411	0.5%
Lamar Advertising Co., Class A	362,565	41,042,358	0.4%
Life Storage, Inc.	325,915	43,610,619	0.4%
Medical Properties Trust, Inc.	2,423,399	51,691,101	0.5%
Mid-America Apartment Communities, Inc.	488,169	99,688,894	0.9%
National Retail Properties, Inc.	734,753	33,328,396	0.3%
Prologis, Inc.	3,087,440	447,555,242	4.2%
Public Storage	665,891	221,195,672	2.1%
# Realty Income Corp.	1,593,474	113,821,848	1.1%
Regency Centers Corp.	710,556	50,030,220	0.5%
Rexford Industrial Realty, Inc.	594,593	39,956,650	0.4%
SBA Communications Corp.	465,813	160,859,203	1.5%
Simon Property Group, Inc.	1,393,026	204,189,751	1.9%
# STORE Capital Corp.	1,063,612	36,513,800	0.3%
Sun Communities, Inc.	469,155	91,944,997	0.9%
UDR, Inc.	1,265,344	70,264,552	0.7%
Ventas, Inc.	1,657,835	88,478,673	0.8%
VEREIT, Inc.	967,276	48,653,993	0.5%
# VICI Properties, Inc.	1,061,807	31,164,036	0.3%
# Welltower, Inc.	1,786,156	143,606,942	1.4%
WP Carey, Inc.	761,497	58,719,034	0.6%
Other Securities		1,025,814,639	9.7%

TOTAL UNITED STATES		6,020,771,430	57.1%

TOTAL COMMON STOCKS		6,020,771,430	57.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.0%)
UNITED STATES — (0.0%)
Other Security		$1,327,734	0.0%

		Value†
AFFILIATED INVESTMENT COMPANIES — (42.0%)
* DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc	727,520,729	3,666,704,472	34.8%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	17,169,966	839,611,357	8.0%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		4,506,315,829	42.8%

TOTAL INVESTMENT SECURITIES (Cost $7,986,961,434)		10,528,414,993

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	18,759,320	217,045,336	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,203,997,508)		$10,745,460,329	102.0%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$6,020,722,361	$49,069	—	$6,020,771,430
Preferred Stocks
United States	1,327,734	—	—	1,327,734
Affiliated Investment Companies	4,506,315,829	—	—	4,506,315,829
Securities Lending Collateral	—	217,045,336	—	217,045,336

TOTAL	$10,528,365,924	$217,094,405	—	$10,745,460,329

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
AUSTRALIA — (7.8%)
# Bank of Queensland Ltd.	8,692,277	$57,872,526	0.5%
Downer EDI Ltd.	10,150,069	48,529,011	0.4%
# IGO Ltd.	11,106,754	81,332,717	0.6%
OZ Minerals Ltd.	3,084,453	58,672,023	0.5%
Other Securities		759,692,150	5.9%

TOTAL AUSTRALIA		1,006,098,427	7.9%

AUSTRIA — (1.0%)
Other Securities		127,262,202	1.0%

BELGIUM — (1.8%)
Ackermans & van Haaren NV	331,435	56,995,531	0.4%
D’ieteren Group	304,704	52,538,365	0.4%
Other Securities		129,199,361	1.1%

TOTAL BELGIUM		238,733,257	1.9%

CANADA — (10.9%)
# Alamos Gold, Inc., Class A	7,320,411	54,299,752	0.4%
ARC Resources Ltd.	5,961,374	57,176,393	0.5%
# Canadian Western Bank	1,903,542	60,893,041	0.5%
* Home Capital Group, Inc., Class B	1,308,749	42,468,778	0.3%
Linamar Corp.	947,126	52,093,461	0.4%
#* MEG Energy Corp.	5,060,206	45,343,960	0.4%
Tourmaline Oil Corp.	1,682,234	60,800,199	0.5%
TransAlta Corp.	4,562,378	51,168,234	0.4%
# Whitecap Resources, Inc.	6,857,444	41,169,043	0.3%
# Yamana Gold, Inc.	12,036,191	47,265,585	0.4%
Other Securities		902,483,007	7.0%

TOTAL CANADA		1,415,161,453	11.1%

CHINA — (0.0%)
Other Securities		806,719	0.0%

DENMARK — (2.5%)
* Jyske Bank AS	1,162,241	56,702,266	0.4%
Sydbank AS	1,555,575	53,457,498	0.4%
Other Securities		211,307,402	1.7%

TOTAL DENMARK		321,467,166	2.5%

FINLAND — (2.2%)
Cargotec Oyj, Class B	846,300	43,825,174	0.4%
Konecranes Oyj, Class A	1,038,552	43,198,178	0.3%
Other Securities		202,439,039	1.6%

TOTAL FINLAND		289,462,391	2.3%

FRANCE — (4.1%)
* Elis SA	3,022,710	57,393,983	0.5%
Rexel SA	2,914,413	57,927,440	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$412,053,956	3.1%

TOTAL FRANCE		527,375,379	4.1%

GERMANY — (6.6%)
Aurubis AG	1,029,677	88,727,111	0.7%
* Commerzbank AG	10,806,353	78,917,487	0.6%
Freenet AG	1,864,258	48,014,410	0.4%
* K+S AG	3,414,677	58,842,642	0.5%
Lanxess AG	1,151,558	77,594,697	0.6%
Other Securities		509,049,380	3.9%

TOTAL GERMANY		861,145,727	6.7%

GREECE — (0.0%)
Other Securities		1,986	0.0%

HONG KONG — (2.3%)
Other Securities		298,086,830	2.3%

IRELAND — (0.3%)
Other Securities		34,253,029	0.3%

ISRAEL — (1.1%)
Other Securities		144,772,065	1.1%

ITALY — (3.7%)
# Banco BPM SpA	22,089,452	68,693,581	0.5%
Unipol Gruppo SpA	10,135,870	58,214,242	0.5%
Other Securities		347,407,845	2.7%

TOTAL ITALY		474,315,668	3.7%

JAPAN — (21.9%)
Other Securities		2,846,865,637	22.3%

NETHERLANDS — (2.7%)
APERAM SA	1,047,061	62,429,558	0.5%
ASR Nederland NV	2,645,910	123,680,962	1.0%
SBM Offshore NV	4,276,666	67,521,170	0.5%
Other Securities		102,713,495	0.8%

TOTAL NETHERLANDS		356,345,185	2.8%

NEW ZEALAND — (0.4%)
Other Securities		46,628,416	0.4%

NORWAY — (0.7%)
Other Securities		96,207,378	0.7%

PORTUGAL — (0.3%)
Other Securities		34,955,180	0.3%

SINGAPORE — (0.9%)
Other Securities		116,403,677	0.9%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
# Bankinter SA	10,292,835	$56,672,453	0.4%
Other Securities		218,447,235	1.7%

TOTAL SPAIN		275,119,688	2.1%

SWEDEN — (3.4%)
Lindab International AB	1,604,743	52,575,849	0.4%
Other Securities		392,270,937	3.1%

TOTAL SWEDEN		444,846,786	3.5%

SWITZERLAND — (5.3%)
Allreal Holding AG	283,546	59,968,770	0.5%
Helvetia Holding AG	529,875	63,050,268	0.5%
Siegfried Holding AG	64,976	62,496,657	0.5%
Other Securities		503,233,754	3.9%

TOTAL SWITZERLAND		688,749,449	5.4%

UNITED KINGDOM — (14.8%)
Bellway PLC	2,165,422	98,253,559	0.8%
Close Brothers Group PLC	3,165,895	62,363,565	0.5%
Drax Group PLC	6,150,470	44,731,273	0.4%
Grafton Group PLC	5,481,699	100,685,089	0.8%
Man Group PLC	19,186,374	60,940,067	0.5%
* Meggitt PLC	8,865,721	91,022,660	0.7%
Paragon Banking Group PLC	6,577,529	49,308,900	0.4%
* Playtech PLC	4,272,115	40,644,360	0.3%
Redrow PLC	6,678,500	58,802,405	0.5%
Royal Mail PLC	10,200,913	58,806,428	0.5%
Travis Perkins PLC	4,636,653	98,022,794	0.8%
Vesuvius PLC	6,801,719	43,855,831	0.4%
Vistry Group PLC	5,262,888	88,130,772	0.7%
Other Securities		1,029,460,043	7.7%

TOTAL UNITED KINGDOM		1,925,027,746	15.0%

UNITED STATES — (0.0%)
Other Security		1,846,620	0.0%

TOTAL COMMON STOCKS		12,571,938,061	98.3%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		30,269,615	0.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Security		503	0.0%

CANADA — (0.0%)
Other Security		39,007	0.0%

NEW ZEALAND — (0.0%)
Other Security		30,165	0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$17,360	0.0%

SPAIN — (0.0%)
Other Security		10,407	0.0%

TOTAL RIGHTS/WARRANTS		97,442	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,248,353,766)		12,602,305,118

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,153,941	383,591,098	3.0%

TOTAL INVESTMENTS—(100.0%) (Cost $10,631,897,697)		$12,985,896,216	101.6%

As of October 31, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	510	12/17/21	$112,721,849	$117,223,500	$4,501,651
Total Futures Contracts			$112,721,849	$117,223,500	$4,501,651

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,006,098,427	—	$1,006,098,427
Austria	—	127,262,202	—	127,262,202
Belgium	$825,516	237,907,741	—	238,733,257
Canada	1,412,654,957	2,506,496	—	1,415,161,453
China	—	806,719	—	806,719
Denmark	—	321,467,166	—	321,467,166
Finland	—	289,462,391	—	289,462,391
France	—	527,375,379	—	527,375,379
Germany	15,404,577	845,741,150	—	861,145,727
Greece	—	—	$1,986	1,986
Hong Kong	—	297,553,804	533,026	298,086,830
Ireland	—	34,253,029	—	34,253,029
Israel	1,517,258	143,254,807	—	144,772,065
Italy	—	474,315,668	—	474,315,668
Japan	18,249,171	2,828,616,466	—	2,846,865,637
Netherlands	—	356,345,185	—	356,345,185
New Zealand	—	46,628,416	—	46,628,416
Norway	—	96,207,378	—	96,207,378
Portugal	—	34,955,180	—	34,955,180

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$115,028,770	$1,374,907	$116,403,677
Spain	—	275,119,688	—	275,119,688
Sweden	$4,722,188	440,124,598	—	444,846,786
Switzerland	1,311,051	687,438,398	—	688,749,449
United Kingdom	—	1,925,027,746	—	1,925,027,746
United States	1,846,620	—	—	1,846,620
Preferred Stocks
Germany	—	30,269,615	—	30,269,615
Rights/Warrants
Austria	—	503	—	503
Canada	—	39,007	—	39,007
New Zealand	—	30,165	—	30,165
Singapore	—	17,360	—	17,360
Spain	—	10,407	—	10,407
Securities Lending Collateral	—	383,591,098	—	383,591,098
Futures Contracts**	4,501,651	—	—	4,501,651

TOTAL	$1,461,032,989	$11,527,454,959	$1,909,919^	$12,990,397,867

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.8%)
AUSTRALIA — (6.0%)
National Australia Bank Ltd.	308,973	$6,717,683	0.2%
Westpac Banking Corp.	357,485	6,954,916	0.2%
Other Securities		215,373,029	5.8%

TOTAL AUSTRALIA		229,045,628	6.2%

AUSTRIA — (0.7%)
Other Securities		28,127,457	0.8%

BELGIUM — (1.2%)
Other Securities		43,782,692	1.2%

CANADA — (9.9%)
Bank of Nova Scotia	102,743	6,735,831	0.2%
Canadian Natural Resources Ltd.	218,739	9,298,595	0.3%
Royal Bank of Canada	73,948	7,697,141	0.2%
Suncor Energy, Inc.	242,441	6,376,198	0.2%
Tourmaline Oil Corp.	211,983	7,661,603	0.2%
Other Securities		341,427,029	9.1%

TOTAL CANADA		379,196,397	10.2%

CHINA — (0.0%)
Other Securities		248,576	0.0%

DENMARK — (2.4%)
Novo Nordisk AS, Class B	58,933	6,462,290	0.2%
# Pandora AS	42,629	5,965,313	0.2%
Other Securities		78,578,314	2.0%

TOTAL DENMARK		91,005,917	2.4%

FINLAND — (1.7%)
Other Securities		64,132,489	1.7%

FRANCE — (7.2%)
Arkema SA	56,478	7,725,851	0.2%
# BNP Paribas SA	106,510	7,129,482	0.2%
Carrefour SA	467,430	8,462,285	0.2%
Cie de Saint-Gobain	85,238	5,882,490	0.2%
Cie Generale des Etablissements Michelin SCA	51,511	8,098,427	0.2%
Engie SA	450,025	6,401,672	0.2%
# Orange SA	1,316,569	14,357,118	0.4%
TotalEnergies SE	308,861	15,466,199	0.4%
Other Securities		201,686,521	5.4%

TOTAL FRANCE		275,210,045	7.4%

GERMANY — (6.1%)
Allianz SE	36,861	8,559,505	0.2%
Bayerische Motoren Werke AG	59,479	6,009,520	0.2%
* Commerzbank AG	883,755	6,453,954	0.2%
Daimler AG	163,910	16,270,103	0.5%
KION Group AG	61,526	6,720,408	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	Other Securities		$190,211,492	5.0%

	TOTAL GERMANY		234,224,982	6.3%

	HONG KONG — (2.2%)
	Other Securities		83,786,185	2.3%

	IRELAND — (0.8%)
#	CRH PLC, Sponsored ADR	242,922	11,645,681	0.3%
	Other Securities		18,814,777	0.5%

	TOTAL IRELAND		30,460,458	0.8%

	ISRAEL — (1.1%)
	Other Securities		40,476,578	1.1%

	ITALY — (2.6%)
	UniCredit SpA	476,352	6,297,103	0.2%
	Other Securities		92,977,039	2.5%

	TOTAL ITALY		99,274,142	2.7%

	JAPAN — (22.8%)
	ENEOS Holdings, Inc.	1,499,070	6,044,624	0.2%
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,125,063	0.2%
	SoftBank Group Corp.	189,600	10,264,444	0.3%
	Sony Group Corp., Sponsored ADR	54,920	6,359,187	0.2%
	Toyota Motor Corp.	430,090	7,588,575	0.2%
#	Toyota Motor Corp., Sponsored ADR	34,806	6,145,695	0.2%
	Other Securities		825,746,654	22.1%

	TOTAL JAPAN		868,274,242	23.4%

	NETHERLANDS — (4.0%)
#	Aegon NV	1,281,817	6,501,745	0.2%
	ASML Holding NV	9,650	7,844,024	0.2%
	ASR Nederland NV	149,446	6,985,735	0.2%
	Koninklijke Ahold Delhaize NV	417,882	13,594,727	0.4%
	Randstad NV	97,050	6,972,790	0.2%
Ω	Signify NV	139,981	6,782,973	0.2%
	Stellantis NV	684,296	13,663,295	0.4%
	Other Securities		92,009,344	2.4%

	TOTAL NETHERLANDS		154,354,633	4.2%

	NEW ZEALAND — (0.5%)
	Other Securities		18,848,422	0.5%

	NORWAY — (0.9%)
	Other Securities		34,154,176	0.9%

	PORTUGAL — (0.3%)
	Other Securities		9,398,212	0.3%

	SINGAPORE — (0.8%)
	Other Securities		31,551,712	0.8%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
# Banco Santander SA	1,654,793	$6,276,767	0.2%
Other Securities		68,632,226	1.8%

TOTAL SPAIN		74,908,993	2.0%

SWEDEN — (3.5%)
Other Securities		134,529,860	3.6%

SWITZERLAND — (7.2%)
Georg Fischer AG	4,182	6,327,583	0.2%
Julius Baer Group Ltd.	127,245	9,203,895	0.3%
Nestle SA	126,847	16,732,029	0.5%
Swiss Life Holding AG	11,301	6,199,347	0.2%
Swisscom AG	15,415	8,393,842	0.2%
Zurich Insurance Group AG	14,535	6,442,211	0.2%
Other Securities		222,040,181	5.8%

TOTAL SWITZERLAND		275,339,088	7.4%

UNITED KINGDOM — (11.9%)
BP PLC	2,030,060	9,725,815	0.3%
* BT Group PLC	3,604,399	6,847,741	0.2%
HSBC Holdings PLC, Sponsored ADR	320,826	9,647,238	0.3%
Kingfisher PLC	1,314,662	6,033,761	0.2%
Royal Dutch Shell PLC, Sponsored ADR, Class B	311,988	14,301,530	0.4%
Other Securities		407,199,866	10.8%

TOTAL UNITED KINGDOM		453,755,951	12.2%

UNITED STATES — (0.0%)
Other Securities		772,717	0.0%

TOTAL COMMON STOCKS		3,654,859,552	98.4%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Volkswagen AG	30,000	6,732,942	0.2%
Other Securities		12,861,997	0.3%

TOTAL GERMANY		19,594,939	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		1,803	0.0%

CANADA — (0.0%)
Other Securities		149,605	0.0%

HONG KONG — (0.0%)
Other Security		362	0.0%

NEW ZEALAND — (0.0%)
Other Security		4,499	0.0%

PORTUGAL — (0.0%)
Other Security		1,564	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Security		$82,748	0.0%

TOTAL RIGHTS/WARRANTS		240,581	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,695,410,139)		3,674,695,072

		Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	12,358,512	142,987,985	3.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,838,377,627)		$3,817,683,057	102.7%

As of October 31, 2021, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	78	12/17/21	$17,102,224	$17,928,300	$826,076

Total Futures Contracts			$17,102,224	$17,928,300	$826,076

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$235,357	$228,810,221	$50	$229,045,628
Austria	—	28,127,457	—	28,127,457
Belgium	1,989,595	41,793,097	—	43,782,692
Canada	377,787,675	1,408,722	—	379,196,397
China	—	248,576	—	248,576
Denmark	—	91,005,917	—	91,005,917
Finland	—	64,132,489	—	64,132,489
France	351,761	274,856,393	1,891	275,210,045
Germany	8,560,250	225,664,732	—	234,224,982
Hong Kong	117,300	83,579,229	89,656	83,786,185
Ireland	11,645,681	18,814,777	—	30,460,458
Israel	3,121,274	37,355,304	—	40,476,578
Italy	1,153,965	98,120,177	—	99,274,142
Japan	17,470,956	850,803,286	—	868,274,242
Netherlands	17,090,712	137,263,921	—	154,354,633
New Zealand	10,554	18,837,868	—	18,848,422
Norway	45,021	34,109,155	—	34,154,176
Portugal	—	9,398,212	—	9,398,212
Singapore	334,947	31,154,416	62,349	31,551,712
Spain	3,623,676	71,285,317	—	74,908,993
Sweden	372,233	134,157,627	—	134,529,860
Switzerland	16,241,831	259,097,257	—	275,339,088

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$57,737,822	$396,018,129	—	$453,755,951
United States	575,239	197,478	—	772,717
Preferred Stocks
Germany	—	19,594,939	—	19,594,939
Rights/Warrants
Austria	—	1,803	—	1,803
Canada	—	149,605	—	149,605
Hong Kong	—	362	—	362
New Zealand	—	4,499	—	4,499
Portugal	—	1,564	—	1,564
Spain	—	82,748	—	82,748
Securities Lending Collateral	—	142,987,985	—	142,987,985
Futures Contracts**	826,076	—	—	826,076

TOTAL	$519,291,925	$3,299,063,262	$153,946^	$3,818,509,133

**	Valued at the unrealized appreciation/(depreciation) on the investment
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.0%)
# BHP Group Ltd., Sponsored ADR	261,477	$14,339,399	0.7%
CSL Ltd.	93,279	21,224,731	1.0%
Wesfarmers Ltd.	252,587	10,928,358	0.5%
Other Securities		89,562,204	4.0%

TOTAL AUSTRALIA		136,054,692	6.2%

AUSTRIA — (0.1%)
Other Securities		3,304,905	0.2%

BELGIUM — (0.7%)
Other Securities		15,930,310	0.7%

CANADA — (9.6%)
Canadian National Railway Co.	103,129	13,706,091	0.6%
Constellation Software, Inc.	6,141	10,792,351	0.5%
National Bank of Canada	138,986	11,506,549	0.5%
Royal Bank of Canada	185,318	19,289,484	0.9%
Royal Bank of Canada	64,164	6,673,698	0.3%
TC Energy Corp.	200,669	10,855,518	0.5%
Other Securities		144,179,424	6.6%

TOTAL CANADA		217,003,115	9.9%

DENMARK — (2.7%)
Novo Nordisk AS, Class B	490,008	53,731,758	2.4%
Other Securities		7,642,730	0.4%

TOTAL DENMARK		61,374,488	2.8%

FINLAND — (0.9%)
Other Securities		20,021,880	0.9%

FRANCE — (9.1%)
Air Liquide SA	66,793	11,151,605	0.5%
* Airbus SE	114,996	14,751,919	0.7%
Capgemini SE	55,952	13,045,927	0.6%
Kering SA	17,329	13,006,013	0.6%
Legrand SA	107,350	11,710,814	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	46,380,786	2.1%
Other Securities		96,011,168	4.4%

TOTAL FRANCE		206,058,232	9.4%

GERMANY — (7.1%)
Bayer AG	204,634	11,532,692	0.5%
Daimler AG	196,327	19,487,892	0.9%
Deutsche Post AG	218,448	13,523,455	0.6%
Deutsche Telekom AG	837,113	15,567,916	0.7%
E.ON SE	886,740	11,243,686	0.5%
Other Securities		88,913,803	4.1%

TOTAL GERMANY		160,269,444	7.3%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.3%)
Hong Kong Exchanges & Clearing Ltd.	293,437	$17,677,145	0.8%
Techtronic Industries Co. Ltd.	571,500	11,741,611	0.5%
Other Securities		22,099,748	1.1%

TOTAL HONG KONG		51,518,504	2.4%

IRELAND — (0.6%)
Other Securities		13,209,635	0.6%

ISRAEL — (0.4%)
Other Securities		9,746,523	0.4%

ITALY — (1.7%)
Other Securities		39,537,219	1.8%

JAPAN — (20.7%)
Daikin Industries Ltd.	49,600	10,863,132	0.5%
Hitachi Ltd.	263,500	15,184,066	0.7%
Hoya Corp.	78,800	11,600,027	0.5%
KDDI Corp.	456,200	13,950,588	0.6%
Nintendo Co. Ltd.	25,600	11,306,418	0.5%
Recruit Holdings Co. Ltd.	234,200	15,578,749	0.7%
SoftBank Group Corp.	427,500	23,143,722	1.1%
Sony Group Corp.	328,700	38,062,239	1.7%
Tokyo Electron Ltd.	33,900	15,798,515	0.7%
Other Securities		314,033,352	14.5%

TOTAL JAPAN		469,520,808	21.5%

NETHERLANDS — (4.5%)
ASML Holding NV	14,189	11,534,233	0.5%
ASML Holding NV	52,224	42,451,845	2.0%
Koninklijke Ahold Delhaize NV	441,808	14,373,098	0.7%
Wolters Kluwer NV	135,723	14,212,699	0.7%
Other Securities		19,962,958	0.8%

TOTAL NETHERLANDS		102,534,833	4.7%

NEW ZEALAND — (0.2%)
Other Securities		5,796,298	0.3%

NORWAY — (0.7%)
Other Securities		16,637,032	0.8%

PORTUGAL — (0.1%)
Other Security		1,495,116	0.1%

SINGAPORE — (0.8%)
Other Securities		17,435,745	0.8%

SPAIN — (1.8%)
Iberdrola SA	961,878	11,368,609	0.5%
Other Securities		29,892,893	1.4%

TOTAL SPAIN		41,261,502	1.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (2.8%)
Other Securities		$63,574,460	2.9%

SWITZERLAND — (8.9%)
Geberit AG	14,079	10,995,031	0.5%
# Givaudan SA	2,412	11,365,189	0.5%
Nestle SA	290,751	38,352,143	1.7%
Partners Group Holding AG	7,501	13,103,903	0.6%
Roche Holding AG	8,192	3,523,567	0.2%
Roche Holding AG	183,630	71,137,153	3.3%
Sika AG	36,778	12,459,637	0.6%
Other Securities		41,007,174	1.9%

TOTAL SWITZERLAND		201,943,797	9.3%

UNITED KINGDOM — (13.4%)
Ashtead Group PLC	224,550	18,819,564	0.9%
AstraZeneca PLC	67,346	8,425,072	0.4%
AstraZeneca PLC, Sponsored ADR	411,126	25,646,040	1.2%
BAE Systems PLC	1,647,985	12,426,073	0.6%
Diageo PLC	80,730	4,016,454	0.2%
Diageo PLC, Sponsored ADR	106,135	21,191,975	1.0%
Ferguson PLC	94,077	14,155,179	0.6%
# Rio Tinto PLC, Sponsored ADR	251,488	15,911,646	0.7%
SSE PLC	501,447	11,292,383	0.5%
Unilever PLC	48,760	2,610,702	0.1%
Unilever PLC	62,170	3,328,181	0.2%
Unilever PLC, Sponsored ADR	508,666	27,254,324	1.2%
Other Securities		138,375,077	6.3%

TOTAL UNITED KINGDOM		303,452,670	13.9%

TOTAL COMMON STOCKS		2,157,681,208	98.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		16,278,674	0.8%

TOTAL INVESTMENT SECURITIES (Cost $1,682,823,541)		2,173,959,882

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	8,322,937	96,296,385	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,779,114,946)		$2,270,256,267	104.0%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$14,339,399	$121,715,293	—	$136,054,692
Austria	—	3,304,905	—	3,304,905
Belgium	—	15,930,310	—	15,930,310
Canada	217,003,115	—	—	217,003,115
Denmark	—	61,374,488	—	61,374,488
Finland	744,131	19,277,749	—	20,021,880
France	2,455,556	203,602,676	—	206,058,232
Germany	436,098	159,833,346	—	160,269,444
Hong Kong	—	51,518,504	—	51,518,504
Ireland	4,037,123	9,172,512	—	13,209,635
Israel	3,274,027	6,472,496	—	9,746,523
Italy	4,326,692	35,210,527	—	39,537,219
Japan	—	469,520,808	—	469,520,808
Netherlands	42,451,845	60,082,988	—	102,534,833
New Zealand	—	5,796,298	—	5,796,298
Norway	—	16,637,032	—	16,637,032
Portugal	—	1,495,116	—	1,495,116
Singapore	—	17,435,745	—	17,435,745
Spain	—	41,261,502	—	41,261,502
Sweden	—	63,574,460	—	63,574,460
Switzerland	5,763,361	196,180,436	—	201,943,797
United Kingdom	105,766,135	197,686,535	—	303,452,670
Preferred Stocks
Germany	—	16,278,674	—	16,278,674
Securities Lending Collateral	—	96,296,385	—	96,296,385

TOTAL	$400,597,482	$1,869,658,785	—	$2,270,256,267

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$186,926,657
Investment in Dimensional Emerging Markets Value Fund		94,194,508
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,238,231	27,414,434

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,828,811)		$308,535,599

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$308,535,599	—	—	$308,535,599

TOTAL	$308,535,599	—	—	$308,535,599

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.2%)
# BHP Group Ltd.	352,621	$9,685,435	0.3%
Commonwealth Bank of Australia	87,813	6,960,251	0.2%
CSL Ltd.	28,867	6,568,405	0.2%
Other Securities		151,335,210	3.6%

TOTAL AUSTRALIA		174,549,301	4.3%

AUSTRIA — (0.4%)
Other Securities		16,069,401	0.4%

BELGIUM — (0.7%)
Other Securities		30,014,556	0.7%

BRAZIL — (1.0%)
Vale SA	628,010	7,968,353	0.2%
Other Securities		34,429,696	0.8%

TOTAL BRAZIL		42,398,049	1.0%

CANADA — (7.2%)
Bank of Montreal	65,266	7,082,014	0.2%
Canadian Natural Resources Ltd.	164,318	6,983,781	0.2%
Canadian Natural Resources Ltd.	155,586	6,613,961	0.2%
Magna International, Inc.	87,254	7,093,750	0.2%
National Bank of Canada	93,086	7,706,522	0.2%
# Royal Bank of Canada	120,786	12,572,441	0.3%
Royal Bank of Canada	97,598	10,151,168	0.3%
# Toronto-Dominion Bank	89,325	6,476,956	0.2%
Other Securities		236,312,112	5.6%

TOTAL CANADA		300,992,705	7.4%

CHILE — (0.1%)
Other Securities		4,449,703	0.1%

CHINA — (9.1%)
* Alibaba Group Holding Ltd., Sponsored ADR	44,024	7,261,319	0.2%
China Construction Bank Corp., Class H	10,898,000	7,416,968	0.2%
Ping An Insurance Group Co. of China Ltd., Class H	908,000	6,503,758	0.2%
Tencent Holdings Ltd.	442,200	26,898,934	0.7%
Other Securities		331,912,367	8.0%

TOTAL CHINA		379,993,346	9.3%

COLOMBIA — (0.1%)
Other Securities		2,328,978	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,213,913	0.0%

DENMARK — (1.6%)
Novo Nordisk AS, Class B	144,089	15,800,059	0.4%
Other Securities		51,971,890	1.3%

TOTAL DENMARK		67,771,949	1.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$260,407	0.0%

FINLAND — (1.1%)
Other Securities		46,026,912	1.1%

FRANCE — (5.3%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	17,101,690	0.4%
TotalEnergies SE	176,070	8,816,696	0.2%
Vinci SA	66,251	7,082,907	0.2%
Other Securities		188,380,663	4.6%

TOTAL FRANCE		221,381,956	5.4%

GERMANY — (4.4%)
Bayerische Motoren Werke AG	72,976	7,373,203	0.2%
Daimler AG	116,609	11,574,891	0.3%
Deutsche Telekom AG	371,759	6,913,658	0.2%
Other Securities		156,515,437	3.8%

TOTAL GERMANY		182,377,189	4.5%

GREECE — (0.1%)
Other Securities		2,353,597	0.1%

HONG KONG — (1.5%)
AIA Group Ltd.	608,200	6,816,103	0.2%
Other Securities		56,280,980	1.3%

TOTAL HONG KONG		63,097,083	1.5%

HUNGARY — (0.1%)
Other Securities		3,161,564	0.1%

INDIA — (4.3%)
Infosys Ltd.	347,300	7,787,308	0.2%
Reliance Industries Ltd.	235,961	8,019,213	0.2%
Other Securities		166,007,354	4.0%

TOTAL INDIA		181,813,875	4.4%

INDONESIA — (0.5%)
Other Securities		19,227,175	0.5%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	218,452	10,472,589	0.3%
Other Securities		15,784,034	0.3%

TOTAL IRELAND		26,256,623	0.6%

ISRAEL — (0.6%)
Other Securities		25,711,150	0.6%

ITALY — (1.8%)
Other Securities		74,742,658	1.8%

JAPAN — (14.5%)
SoftBank Group Corp.	157,844	8,545,258	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Group Corp.	104,000	$12,042,814	0.3%
Toyota Motor Corp.	1,130,315	19,943,453	0.5%
Other Securities		564,955,502	13.8%

TOTAL JAPAN		605,487,027	14.8%

MALAYSIA — (0.5%)
Other Securities		22,509,416	0.5%

MEXICO — (0.6%)
Other Securities		27,022,855	0.7%

NETHERLANDS — (2.6%)
ASML Holding NV	20,610	16,753,457	0.4%
Koninklijke Ahold Delhaize NV	261,210	8,497,794	0.2%
Stellantis NV	444,798	8,881,266	0.2%
Other Securities		75,007,080	1.9%

TOTAL NETHERLANDS		109,139,597	2.7%

NEW ZEALAND — (0.3%)
Other Securities		14,483,709	0.3%

NORWAY — (0.7%)
Other Securities		27,941,992	0.7%

PERU — (0.0%)
Other Securities		282,164	0.0%

PHILIPPINES — (0.2%)
Other Securities		10,411,825	0.2%

POLAND — (0.3%)
Other Securities		12,195,746	0.3%

PORTUGAL — (0.1%)
Other Securities		5,437,389	0.1%

QATAR — (0.1%)
Other Securities		6,173,656	0.1%

RUSSIA — (0.3%)
Other Securities		10,829,184	0.3%

SAUDI ARABIA — (0.8%)
Other Securities		35,528,203	0.9%

SINGAPORE — (0.6%)
Other Securities		24,238,196	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		65,849,684	1.6%

SOUTH KOREA — (4.3%)
Samsung Electronics Co. Ltd.	661,530	39,607,861	1.0%
SK Hynix, Inc.	79,671	7,023,044	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$132,948,484	3.2%

TOTAL SOUTH KOREA		179,579,389	4.4%

SPAIN — (1.3%)
Iberdrola SA	581,973	6,878,441	0.2%
Other Securities		45,927,278	1.1%

TOTAL SPAIN		52,805,719	1.3%

SWEDEN — (2.3%)
Volvo AB, Class B	272,897	6,363,726	0.2%
Other Securities		91,247,321	2.2%

TOTAL SWEDEN		97,611,047	2.4%

SWITZERLAND — (5.0%)
Nestle SA	285,492	37,658,443	0.9%
Novartis AG	100,236	8,290,790	0.2%
Roche Holding AG	58,789	22,774,504	0.6%
Sika AG	19,260	6,524,895	0.2%
Other Securities		131,916,854	3.2%

TOTAL SWITZERLAND		207,165,486	5.1%

TAIWAN — (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	24,827,739	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	14,709,255	0.4%
Other Securities		186,023,734	4.5%

TOTAL TAIWAN		225,560,728	5.5%

THAILAND — (0.6%)
Other Securities		27,137,999	0.7%

TURKEY — (0.2%)
Other Securities		7,084,237	0.2%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		6,426,386	0.2%

UNITED KINGDOM — (8.7%)
Ashtead Group PLC	76,598	6,419,688	0.2%
AstraZeneca PLC, Sponsored ADR	149,455	9,323,003	0.2%
BP PLC, Sponsored ADR	305,930	8,807,725	0.2%
HSBC Holdings PLC, Sponsored ADR	230,666	6,936,127	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	10,940,269	0.3%
Royal Dutch Shell PLC, Sponsored ADR, Class B	341,272	15,643,908	0.4%
Unilever PLC, Sponsored ADR	123,174	6,599,663	0.2%
Other Securities		298,729,185	7.2%

TOTAL UNITED KINGDOM		363,399,568	8.9%

UNITED STATES — (0.0%)
Other Securities		908,535	0.0%

TOTAL COMMON STOCKS		4,011,401,827	98.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.2%)
Other Securities		$10,076,015	0.3%

CHILE — (0.0%)
Other Securities		196,528	0.0%

COLOMBIA — (0.0%)
Other Securities		309,579	0.0%

GERMANY — (0.4%)
Other Securities		17,118,576	0.4%

PHILIPPINES — (0.0%)
Other Security		48,159	0.0%

SOUTH KOREA — (0.0%)
Other Securities		40,073	0.0%

THAILAND — (0.0%)
Other Security		146,079	0.0%

TOTAL PREFERRED STOCKS		27,935,009	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		348	0.0%

CANADA — (0.0%)
Other Security		52,504	0.0%

HONG KONG — (0.0%)
Other Security		304	0.0%

NEW ZEALAND — (0.0%)
Other Security		1,054	0.0%

SOUTH KOREA — (0.0%)
Other Security		403	0.0%

SPAIN — (0.0%)
Other Security		65,085	0.0%

TAIWAN — (0.0%)
Other Securities		2,200	0.0%

THAILAND — (0.0%)
Other Securities		112,544	0.0%

TOTAL RIGHTS/WARRANTS		234,442	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,030,242,478)		4,039,571,278

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	12,493,822	$144,553,518	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,174,772,909)		$4,184,124,796	102.3%

As of October 31, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	12/17/21	$35,282,412	$36,316,300	$1,033,888

Total Futures Contracts			$35,282,412	$36,316,300	$1,033,888

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$932,297	$173,617,004	—	$174,549,301
Austria	—	16,069,401	—	16,069,401
Belgium	305,632	29,708,924	—	30,014,556
Brazil	42,398,049	—	—	42,398,049
Canada	300,295,695	697,010	—	300,992,705
Chile	949,520	3,500,183	—	4,449,703
China	35,900,636	342,341,550	$1,751,160	379,993,346
Colombia	2,328,978	—	—	2,328,978
Czech Republic	—	1,213,913	—	1,213,913
Denmark	—	67,771,949	—	67,771,949
Egypt	121,360	139,047	—	260,407
Finland	—	46,026,912	—	46,026,912
France	552,196	220,827,504	2,256	221,381,956
Germany	1,589,887	180,787,302	—	182,377,189
Greece	—	2,352,157	1,440	2,353,597
Hong Kong	623,146	62,411,909	62,028	63,097,083
Hungary	—	3,161,564	—	3,161,564
India	3,431,397	178,382,005	473	181,813,875
Indonesia	166,221	18,948,801	112,153	19,227,175
Ireland	10,472,589	15,784,034	—	26,256,623
Israel	2,125,667	23,585,483	—	25,711,150
Italy	659,759	74,082,899	—	74,742,658
Japan	4,432,921	601,054,106	—	605,487,027
Malaysia	—	22,509,237	179	22,509,416
Mexico	26,892,787	129,870	198	27,022,855
Netherlands	18,193,004	90,946,593	—	109,139,597
New Zealand	—	14,483,709	—	14,483,709
Norway	188,284	27,753,708	—	27,941,992
Peru	281,575	589	—	282,164
Philippines	27,536	10,384,289	—	10,411,825
Poland	—	12,195,746	—	12,195,746

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$5,437,389	—	$5,437,389
Qatar	—	6,173,656	—	6,173,656
Russia	$4,840,114	5,989,070	—	10,829,184
Saudi Arabia	52,343	35,475,860	—	35,528,203
Singapore	412,749	23,782,381	$43,066	24,238,196
South Africa	8,360,502	57,489,182	—	65,849,684
South Korea	778,135	178,742,201	59,053	179,579,389
Spain	642,129	52,163,590	—	52,805,719
Sweden	138,422	97,472,625	—	97,611,047
Switzerland	9,164,251	198,001,235	—	207,165,486
Taiwan	14,904,075	210,647,008	9,645	225,560,728
Thailand	27,137,999	—	—	27,137,999
Turkey	—	7,084,237	—	7,084,237
United Arab Emirates	—	6,424,573	1,813	6,426,386
United Kingdom	84,487,086	278,912,482	—	363,399,568
United States	812,227	96,308	—	908,535
Preferred Stocks
Brazil	10,076,015	—	—	10,076,015
Chile	—	196,528	—	196,528
Colombia	309,579	—	—	309,579
Germany	—	17,118,576	—	17,118,576
Philippines	—	48,159	—	48,159
South Korea	—	40,073	—	40,073
Thailand	146,079	—	—	146,079
Rights/Warrants
Austria	—	348	—	348
Canada .	—	52,504	—	52,504
Hong Kong	—	304	—	304
New Zealand	—	1,054	—	1,054
South Korea	—	403	—	403
Spain	—	65,085	—	65,085
Taiwan	—	2,200	—	2,200
Thailand	—	112,544	—	112,544
Securities Lending Collateral	—	144,553,518	—	144,553,518
Futures Contracts**	1,033,888	—	—	1,033,888

TOTAL	$616,164,729	$3,566,950,491	$2,043,464^	$4,185,158,684

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,742,691	$643,172,559
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,309,539	315,517,875
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,209,080	131,060,446

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $682,661,848)		$1,089,750,880

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,089,750,880	—	—	$1,089,750,880

TOTAL	$1,089,750,880	—	—	$1,089,750,880

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,644,718	$187,178,852
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,747,864	93,920,091
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,498,237	62,855,657

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $190,773,800)		$343,954,600

As of October 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

					Settlement	Unrealized Foreign Exchange Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
ILS	2,265,832	USD	713,918	Morgan Stanley and Co. International	11/01/21	$2,132
USD	19,857,625	JPY	2,202,126,242	Bank of America Corp.	11/10/21	535,437
NOK	6,629,263	USD	769,251	Goldman Sachs International	11/16/21	15,412
USD	14,963,512	HKD	116,386,099	JP Morgan	11/29/21	3,661
USD	22,817,692	EUR	19,565,224	State Street Bank and Trust	12/28/21	166,590
USD	1,964,512	DKK	12,529,657	JP Morgan	01/21/22	13,141

Total Appreciation						$736,373
USD	35,127	ILS	113,357	Citibank NA	11/01/21	$(696)
USD	37,935	ILS	121,724	State Street Bank and Trust	11/01/21	(532)
USD	630,307	ILS	2,030,751	UBS AG	11/01/21	(11,453)
JPY	106,015,644	USD	953,413	Barclays Capital	11/10/21	(23,197)
USD	757,141	NOK	6,629,263	Citibank NA	11/16/21	(27,522)
USD	157,223	SEK	1,351,755	Citibank NA	12/29/21	(331)
USD	2,811,009	SEK	24,612,841	HSBC Bank	12/29/21	(57,748)
USD	10,576,368	GBP	7,766,559	Australia & New Zealand Banking Group Ltd.	01/04/22	(56,290)
USD	5,096,818	AUD	6,974,500	HSBC Bank	01/06/22	(151,024)
USD	5,805,964	CHF	5,357,395	HSBC Bank	01/10/22	(58,029)
USD	720,747	ILS	2,285,364	Morgan Stanley and Co. International	01/27/22	(2,174)

Total (Depreciation)						$(388,996)

Total Appreciation (Depreciation)						$347,377

As of October 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	19	12/17/21	$4,265,025	$4,367,150	$102,125

Total Futures Contracts			$4,265,025	$4,367,150	$102,125

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$343,954,600	—	—	$343,954,600
Forward Currency Contracts**	—	$347,377	—	347,377
Futures Contracts**	102,125	—	—	102,125

TOTAL	$344,056,725	$347,377	—	$344,404,102

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$6,228,860,498

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$6,228,860,498

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$5,116,706,982

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,116,706,982

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,194,407,897

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,194,407,897

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.3%)
	BRAZIL — (3.2%)
	Petroleo Brasileiro SA	16,003,488	$78,460,703	0.3%
	Vale SA	15,469,805	196,284,906	0.7%
	Other Securities		672,451,903	2.2%

	TOTAL BRAZIL		947,197,512	3.2%

	CHILE — (0.4%)
	Other Securities		127,309,381	0.4%

	CHINA — (30.7%)
*	Alibaba Group Holding Ltd.	7,662,500	157,561,366	0.6%
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	417,121,714	1.5%
	ANTA Sports Products Ltd.	4,074,000	63,121,416	0.2%
*	Baidu, Inc., Sponsored ADR	559,862	90,832,011	0.3%
	Bank of China Ltd., Class H	204,333,702	72,314,014	0.3%
	BYD Co. Ltd., Class H	3,071,300	117,469,796	0.4%
	China Construction Bank Corp., Class H	375,913,302	255,839,332	0.9%
	China Merchants Bank Co. Ltd., Class H	19,175,646	160,694,568	0.6%
	China Petroleum & Chemical Corp., Class H	144,228,400	70,272,792	0.3%
	Geely Automobile Holdings Ltd.	29,475,000	102,297,101	0.4%
#	Great Wall Motor Co. Ltd., Class H	15,115,250	68,011,736	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	265,967,725	145,793,419	0.5%
*	JD.com, Inc., ADR	933,460	73,071,249	0.3%
#	Lenovo Group Ltd.	63,424,000	68,876,434	0.3%
	Li Ning Co. Ltd.	7,957,583	87,812,377	0.3%
*Ω	Meituan, Class B	2,761,100	93,956,395	0.3%
	NetEase, Inc., ADR	1,143,858	111,629,102	0.4%
*	NIO, Inc., ADR	1,820,873	71,760,605	0.3%
	PetroChina Co. Ltd., Class H	142,684,000	68,794,722	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	30,207,000	216,364,567	0.8%
	Sunny Optical Technology Group Co. Ltd.	2,316,400	62,156,979	0.2%
	Tencent Holdings Ltd.	16,149,900	982,395,071	3.4%
*Ω	Xiaomi Corp., Class B	25,612,600	70,013,439	0.3%
	Yum China Holdings, Inc.	1,340,150	76,495,762	0.3%
	Other Securities		5,378,529,482	17.7%

	TOTAL CHINA		9,083,185,449	31.2%

	COLOMBIA — (0.2%)
	Other Securities		47,310,651	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		32,595,311	0.1%

	EGYPT — (0.0%)
	Other Securities		15,832,090	0.1%

	GREECE — (0.2%)
	Other Securities		63,285,471	0.2%

	HONG KONG — (0.2%)
	Other Securities		47,921,347	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$73,889,087	0.2%

INDIA — (13.6%)
HCL Technologies Ltd.	4,015,915	61,559,527	0.2%
HDFC Bank Ltd.	5,989,118	127,277,274	0.5%
Housing Development Finance Corp. Ltd.	2,600,724	99,045,387	0.4%
ICICI Bank Ltd., Sponsored ADR	3,949,896	83,540,300	0.3%
Infosys Ltd.	7,880,895	176,708,768	0.6%
Infosys Ltd., Sponsored ADR	4,067,156	90,616,236	0.3%
Reliance Industries Ltd.	8,205,897	278,880,128	1.0%
Tata Consultancy Services Ltd.	2,369,939	107,922,513	0.4%
Other Securities		2,980,329,039	10.0%

TOTAL INDIA		4,005,879,172	13.7%

INDONESIA — (1.7%)
Bank Central Asia Tbk PT	112,444,000	59,457,835	0.2%
Other Securities		438,804,458	1.5%

TOTAL INDONESIA		498,262,293	1.7%

MALAYSIA — (1.6%)
Other Securities		473,866,456	1.6%

MEXICO — (2.2%)
America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	66,911,954	0.2%
# Grupo Mexico SAB de CV, Class B	14,035,878	61,507,524	0.2%
Other Securities		512,945,325	1.8%

TOTAL MEXICO		641,364,803	2.2%

NETHERLANDS — (0.1%)
Other Security		17,726,005	0.1%

PERU — (0.1%)
Other Securities		22,712,384	0.1%

PHILIPPINES — (0.8%)
Other Securities		239,469,348	0.8%

POLAND — (0.9%)
Other Securities		262,412,729	0.9%

QATAR — (0.4%)
Other Securities		116,866,510	0.4%

RUSSIA — (1.1%)
Lukoil PJSC, Sponsored ADR	635,884	64,816,193	0.2%
Sberbank of Russia PJSC, Sponsored ADR	3,020,548	60,577,132	0.2%
Other Securities		197,113,128	0.7%

TOTAL RUSSIA		322,506,453	1.1%

SAUDI ARABIA — (3.0%)
Al Rajhi Bank	2,676,919	99,028,345	0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (Continued)
Other Securities		$796,982,344	2.7%

TOTAL SAUDI ARABIA		896,010,689	3.1%

SOUTH AFRICA — (3.9%)
* MTN Group Ltd.	12,072,408	108,254,825	0.4%
Other Securities		1,049,667,231	3.6%

TOTAL SOUTH AFRICA		1,157,922,056	4.0%

SOUTH KOREA — (13.7%)
LG Chem Ltd.	114,526	82,178,689	0.3%
LG Electronics, Inc.	633,563	65,544,546	0.2%
Samsung Electronics Co. Ltd.	17,111,392	1,024,512,331	3.5%
SK Hynix, Inc.	1,965,870	173,292,552	0.6%
Other Securities		2,695,542,105	9.3%

TOTAL SOUTH KOREA		4,041,070,223	13.9%

TAIWAN — (16.0%)
Hon Hai Precision Industry Co. Ltd.	22,635,403	87,380,306	0.3%
MediaTek, Inc.	2,798,823	92,116,776	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	879,361,426	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,788,624	430,766,549	1.5%
Other Securities		3,227,131,145	11.1%

TOTAL TAIWAN		4,716,756,202	16.2%

THAILAND — (2.0%)
Other Securities		603,577,687	2.1%

TURKEY — (0.4%)
Other Securities		132,234,912	0.4%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		166,250,278	0.6%

UNITED KINGDOM — (0.0%)
Other Security		1,063,633	0.0%

UNITED STATES — (0.0%)
Other Security		6,426,925	0.0%

TOTAL COMMON STOCKS		28,760,905,057	98.7%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Petroleo Brasileiro SA	22,001,222	106,228,658	0.4%
Other Securities		140,970,851	0.5%

TOTAL BRAZIL		247,199,509	0.9%

CHILE — (0.0%)
Other Securities		2,680,141	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
COLOMBIA — (0.0%)
Other Securities		$10,245,894	0.0%

PHILIPPINES — (0.0%)
Other Security		1,037,601	0.0%

SOUTH KOREA — (0.0%)
Other Securities		631,698	0.0%

THAILAND — (0.0%)
Other Security		990,448	0.0%

TOTAL PREFERRED STOCKS		262,785,291	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Securities		6,071	0.0%

INDONESIA — (0.0%)
Other Security		12,246	0.0%

SOUTH KOREA — (0.0%)
Other Securities		31,054	0.0%

TAIWAN — (0.0%)
Other Securities		48,707	0.0%

THAILAND — (0.0%)
Other Securities		1,519,834	0.0%

TOTAL RIGHTS/WARRANTS		1,617,912	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,747,315,249)		29,025,308,260

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	45,348,297	524,679,798	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $20,271,918,513)		$29,549,988,058	101.4%

As of October 31, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	954	12/17/21	$211,221,711	$219,276,900	$8,055,189

Total Futures Contracts			$211,221,711	$219,276,900	$8,055,189

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$947,197,512	—	—		$947,197,512
Chile	36,082,220	$91,227,161	—		127,309,381
China	1,184,682,150	7,858,395,835	$40,107,464		9,083,185,449
Colombia	47,310,651	—	—		47,310,651
Czech Republic	—	32,595,311	—		32,595,311
Egypt	145,411	15,686,679	—		15,832,090
Greece	—	63,122,281	163,190		63,285,471
Hong Kong	8,975,910	38,713,664	231,773		47,921,347
Hungary	—	73,889,087	—		73,889,087
India	191,856,639	3,814,001,078	21,455		4,005,879,172
Indonesia	17,328,641	479,259,643	1,674,009		498,262,293
Malaysia	—	473,866,285	171		473,866,456
Mexico	638,275,178	3,067,747	21,878		641,364,803
Netherlands	—	17,726,005	—		17,726,005
Peru	22,702,879	9,505	—		22,712,384
Philippines	4,858,542	234,610,013	793		239,469,348
Poland	—	262,412,729	—		262,412,729
Qatar	—	116,866,510	—		116,866,510
Russia	26,384,415	296,122,038	—		322,506,453
Saudi Arabia	1,705,833	894,304,856	—		896,010,689
South Africa	146,449,939	1,011,472,117	—		1,157,922,056
South Korea	66,853,722	3,973,125,838	1,090,663		4,041,070,223
Taiwan	443,781,892	4,272,626,468	347,842		4,716,756,202
Thailand	603,577,687	—	—		603,577,687
Turkey	476,082	131,758,830	—		132,234,912
United Arab Emirates	—	166,201,301	48,977		166,250,278
United Kingdom	—	1,063,633	—		1,063,633
United States	6,426,925	—	—		6,426,925
Preferred Stocks
Brazil	247,134,443	65,066	—		247,199,509
Chile	—	2,680,141	—		2,680,141
Colombia	10,245,894	—	—		10,245,894
Philippines	—	1,037,601	—		1,037,601
South Korea	—	631,698	—		631,698
Thailand	990,448	—	—		990,448
Rights/Warrants
India	—	6,071	—		6,071
Indonesia	—	12,246	—		12,246
South Korea	—	31,054	—		31,054
Taiwan	—	48,707	—		48,707
Thailand	—	1,519,834	—		1,519,834
Securities Lending Collateral	—	524,679,798	—		524,679,798
Futures Contracts**	8,055,189	—	—		8,055,189

TOTAL	$4,661,498,202	$24,852,836,830	$43,708,215	^	$29,558,043,247

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (2.4%)
Other Securities		$5,693,992	2.4%

CHILE — (0.3%)
Other Securities		680,494	0.3%

CHINA — (25.2%)
China Conch Venture Holdings Ltd.	201,500	979,158	0.4%
China Gas Holdings Ltd.	390,000	973,448	0.4%
China National Building Material Co. Ltd., Class H	900,000	1,127,964	0.5%
China Resources Gas Group Ltd.	130,000	697,754	0.3%
Fosun International Ltd.	530,500	621,543	0.3%
Kingboard Holdings Ltd.	150,500	655,850	0.3%
Kunlun Energy Co. Ltd.	730,000	664,869	0.3%
PICC Property & Casualty Co. Ltd., Class H	1,102,000	1,025,902	0.5%
Sunac China Holdings Ltd.	398,000	851,133	0.4%
* Tencent Music Entertainment Group, ADR	87,413	687,066	0.3%
* Trip.com Group Ltd., ADR	35,214	1,005,712	0.4%
* Vipshop Holdings Ltd., ADR	58,456	652,369	0.3%
Wharf Holdings Ltd.	231,000	803,134	0.4%
Other Securities		48,925,303	20.6%

TOTAL CHINA		59,671,205	25.4%

COLOMBIA — (0.1%)
Other Securities		270,047	0.1%

GREECE — (0.3%)
Other Securities		765,948	0.3%

HONG KONG — (0.3%)
Other Securities		693,395	0.3%

INDIA — (15.1%)
Adani Enterprises Ltd.	31,994	609,262	0.3%
* Adani Transmission Ltd.	32,300	770,635	0.3%
Cipla Ltd.	50,763	617,870	0.3%
IndusInd Bank Ltd.	50,201	769,331	0.3%
Tata Consumer Products Ltd.	82,391	895,635	0.4%
* Tata Motors Ltd.	152,580	983,071	0.4%
Tata Steel Ltd.	85,210	1,504,263	0.7%
UPL Ltd.	75,705	755,897	0.3%
Other Securities		28,693,377	12.1%

TOTAL INDIA		35,599,341	15.1%

INDONESIA — (1.9%)
Other Securities		4,393,850	1.9%

MALAYSIA — (1.8%)
Other Securities		4,248,060	1.8%

MEXICO — (2.0%)
Grupo Televisa SAB	384,935	778,919	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (Continued)
Other Securities		$3,840,109	1.7%

TOTAL MEXICO		4,619,028	2.0%

PHILIPPINES — (0.6%)
Other Securities		1,443,052	0.6%

POLAND — (1.3%)
Other Securities		3,074,860	1.3%

QATAR — (0.8%)
Other Securities		1,892,996	0.8%

RUSSIA — (0.8%)
Tatneft PJSC, Sponsored ADR	13,583	619,589	0.3%
Other Securities		1,199,307	0.5%

TOTAL RUSSIA		1,818,896	0.8%

SAUDI ARABIA — (3.3%)
* Bank AlBilad	57,250	644,845	0.3%
Sahara International Petrochemical Co.	64,085	752,557	0.3%
* Saudi Kayan Petrochemical Co.	131,174	714,071	0.3%
Other Securities		5,805,131	2.5%

TOTAL SAUDI ARABIA		7,916,604	3.4%

SOUTH AFRICA — (3.7%)
Aspen Pharmacare Holdings Ltd.	54,209	861,200	0.4%
Nedbank Group Ltd.	54,959	626,260	0.3%
Old Mutual Ltd.	654,522	668,597	0.3%
Other Securities		6,654,516	2.7%

TOTAL SOUTH AFRICA		8,810,573	3.7%

SOUTH KOREA — (16.7%)
E-MART, Inc.	4,144	596,537	0.3%
Hankook Tire & Technology Co. Ltd.	16,838	596,593	0.3%
* Hanwha Solutions Corp.	20,018	702,287	0.3%
* Korean Air Lines Co. Ltd.	23,980	625,217	0.3%
Samsung Fire & Marine Insurance Co. Ltd.	3,347	663,451	0.3%
* Samsung Heavy Industries Co. Ltd.	122,648	670,248	0.3%
Woori Financial Group, Inc.	94,919	1,079,053	0.5%
Other Securities		34,609,901	14.5%

TOTAL SOUTH KOREA		39,543,287	16.8%

TAIWAN — (17.8%)
# AU Optronics Corp.	1,126,000	773,813	0.3%
China Development Financial Holding Corp.	1,938,000	990,567	0.4%
Compal Electronics, Inc.	862,000	758,611	0.3%
# Innolux Corp.	1,286,000	773,569	0.3%
Lite-On Technology Corp.	399,000	880,505	0.4%
Pegatron Corp.	253,000	619,354	0.3%
Pou Chen Corp.	489,000	599,718	0.3%
Shanghai Commercial & Savings Bank Ltd.	389,000	616,045	0.3%
# Shin Kong Financial Holding Co. Ltd.	1,923,698	677,981	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
SinoPac Financial Holdings Co. Ltd.	1,542,000	$785,321	0.3%
Taishin Financial Holding Co. Ltd.	1,583,166	1,039,341	0.5%
Wistron Corp.	567,000	595,889	0.3%
Other Securities		33,098,981	14.0%

TOTAL TAIWAN		42,209,695	18.0%

THAILAND — (2.1%)
Other Securities		4,901,616	2.1%

TURKEY — (0.6%)
Other Se curities		1,351,815	0.6%

UNITED ARAB EMIRATES — (0.9%)
Emaar Properties PJSC	564,538	618,017	0.3%
Other Securities		1,418,721	0.6%

TOTAL UNITED ARAB EMIRATES		2,036,738	0.9%

TOTAL COMMON STOCKS		231,635,492	98.6%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Gerdau SA	158,000	753,074	0.3%
Other Securities		686,500	0.3%

TOTAL BRAZIL		1,439,574	0.6%

COLOMBIA — (0.0%)
Other Security		73,569	0.0%

PHILIPPINES — (0.0%)
Other Security		18,457	0.0%

SOUTH KOREA — (0.0%)
Other Security		31,128	0.0%

THAILAND — (0.1%)
Other Security		108,296	0.1%

TOTAL PREFERRED STOCKS		1,671,024	0.7%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Security		343	0.0%

TAIWAN — (0.0%)
Other Securities		589	0.0%

THAILAND — (0.0%)
Other Securities		52,590	0.0%

TOTAL RIGHTS/WARRANTS		53,522	0.0%

TOTAL INVESTMENT SECURITIES (Cost $185,842,031)		233,360,038

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	265,309	$3,069,622	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $188,911,449)		$236,429,660	100.6%

As of October 31, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/17/21	$1,555,098	$1,608,950	$53,852

Total Futures Contracts			$1,555,098	$1,608,950	$53,852

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,693,992	—	—	$5,693,992
Chile	—	$680,494	—	680,494
China	4,693,278	54,051,577	$926,350	59,671,205
Colombia	270,047	—	—	270,047
Greece	—	765,948	—	765,948
Hong Kong	152,642	540,753	—	693,395
India	66,956	35,532,385	—	35,599,341
Indonesia	—	4,376,392	17,458	4,393,850
Malaysia	—	4,248,060	—	4,248,060
Mexico	4,399,671	219,357	—	4,619,028
Philippines	—	1,443,052	—	1,443,052
Poland	—	3,074,860	—	3,074,860
Qatar	—	1,892,996	—	1,892,996
Russia	1,592,248	226,648	—	1,818,896
Saudi Arabia	12,592	7,904,012	—	7,916,604
South Africa	171,056	8,639,517	—	8,810,573
South Korea	—	39,535,609	7,678	39,543,287
Taiwan	—	42,205,746	3,949	42,209,695
Thailand	4,901,616	—	—	4,901,616
Turkey	—	1,351,815	—	1,351,815
United Arab Emirates	17,497	2,019,241	—	2,036,738
Preferred Stocks
Brazil	1,439,574	—	—	1,439,574
Colombia	73,569	—	—	73,569
Philippines	—	18,457	—	18,457
South Korea	—	31,128	—	31,128
Thailand	108,296	—	—	108,296
Rights/Warrants
South Korea	—	343	—	343
Taiwan	—	589	—	589
Thailand	—	52,590	—	52,590

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$3,069,622	—	$3,069,622
Futures Contracts**	$53,852	—	—	53,852

TOTAL	$23,646,886	$211,881,191	$955,435^	$236,483,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio*	Portfolio*	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$99,070	$13,381,393
Investment Securities at Value (including $342,264, $1,784,215, $0 and $0 of securities on loan, respectively)	$5,949,952	$34,143,208	—	—
Temporary Cash Investments at Value & Cost	—	—	—	89,678
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $301,094, $1,594,847, $0 and $0, respectively)	301,125	1,595,008	—	—
Segregated Cash for Futures Contracts	2,634	14,973	—	4,324
Foreign Currencies at Value	35,275	283,418	—	—
Cash	18,300	74,182	70	—
Receivables:
Investment Securities Sold	6,947	30,873	—	—
Dividends, Interest and Tax Reclaims	20,875	116,268	—	2
Securities Lending Income	130	1,198	—	—
Fund Shares Sold	2,476	21,616	559	7,286
Futures Margin Variation	109	618	—	179
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	30	184	11	436

Total Assets	6,337,861	36,281,546	99,710	13,483,298

LIABILITIES:
Payables:
Upon Return of Securities Loaned	301,155	1,595,091	—	—
Investment Securities Purchased	513	27,701	2	—
Fund Shares Redeemed	2,325	18,560	47	13,113
Due to Advisor	707	5,802	18	3,405
Unrealized Loss on Foreign Currency Contracts	1	22	—	—
Accrued Expenses and Other Liabilities	979	4,787	12	927

Total Liabilities	305,680	1,651,963	79	17,445

NET ASSETS	$6,032,181	$34,629,583	$99,631	$13,465,853

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $6,032,181; $34,629,583; $99,631 and $13,465,853 and shares outstanding of 218,311,626, 2,118,648,313, 6,419,115 and 578,162,359, respectively	$27.63	$16.35	$15.52	$23.29

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$78,886	N/A

Investment Securities at Cost	$3,905,702	$24,808,816	N/A	N/A

Foreign Currencies at Cost	$34,595	$279,476	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,366,527	$26,524,050	$76,801	$9,852,598
Total Distributable Earnings (Loss)	1,665,654	8,105,533	22,830	3,613,255

NET ASSETS	$6,032,181	$34,629,583	$99,631	$13,465,853

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$379,961	$381,648	$44,159	$868,048
Receivables:
Fund Shares Sold	11	16	—	6
Prepaid Expenses and Other Assets	8	8	8	8

Total Assets	379,980	381,672	44,167	868,062

LIABILITIES:
Payables:
Fund Shares Redeemed	—	40	—	1
Due to Advisor	96	95	22	217
Accrued Expenses and Other Liabilities	47	47	12	85

Total Liabilities	143	182	34	303

NET ASSETS	$379,837	$381,490	$44,133	$867,759

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $379,837; $381,490; $44,133 and $867,759 and shares outstanding of 14,721,628, 14,162,754, 1,391,361 and 24,600,910, respectively	$25.80	$26.94	$31.72	$35.27

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$290,278	$294,720	$38,037	$613,892
Total Distributable Earnings (Loss)	89,559	86,770	6,096	253,867

NET ASSETS	$379,837	$381,490	$44,133	$867,759

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio*	Portfolio*	Value Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$4,506,316	—	—
Investment Securities at Value (including $310,687, $211,568, $437,113 and $181,628 of securities on loan, respectively)	$5,897,243	6,022,099	$12,602,305	$3,674,695
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $310,518, $217,036, $383,544 and $142,967, respectively)	310,546	217,045	383,591	142,988
Segregated Cash for Futures Contracts	2,081	—	6,452	897
Foreign Currencies at Value	17,182	—	136,909	16,369
Cash	44,548	4,792	4,539	10,358
Receivables:
Investment Securities Sold	10,245	—	12,985	6,881
Dividends, Interest and Tax Reclaims	22,704	1,721	57,301	13,318
Securities Lending Income	265	8	347	183
Fund Shares Sold	884	7,352	4,118	1,111
Futures Margin Variation	86	—	812	37
Unrealized Gain on Foreign Currency Contracts	—	—	10	—
Prepaid Expenses and Other Assets	11	63	59	24

Total Assets	6,305,795	10,759,396	13,209,428	3,866,861

LIABILITIES:
Payables:
Upon Return of Securities Loaned	310,621	217,101	383,569	142,982
Investment Securities Purchased	4,511	—	30,876	4,505
Fund Shares Redeemed	1,173	3,450	3,217	853
Due to Advisor	1,201	513	4,849	1,094
Unrealized Loss on Foreign Currency Contracts	4	—	34	—
Accrued Expenses and Other Liabilities	821	746	2,172	637

Total Liabilities	318,331	221,810	424,717	150,071

NET ASSETS	$5,987,464	$10,537,586	$12,784,711	$3,716,790

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,987,464; $10,537,586; $12,784,711 and $3,716,790 and shares outstanding of 1,187,541,223, 792,605,237, 577,420,362 and 256,206,800, respectively	$5.04	$13.29	$22.14	$14.51

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,743,815	$—	$—

Investment Securities at Cost	$5,055,210	$4,243,147	$10,248,354	$2,695,410

Foreign Currencies at Cost	$17,485	$—	$135,649	$16,345

NET ASSETS CONSIST OF:
Paid-In Capital	$6,063,665	$7,974,123	$10,333,896	$2,665,068
Total Distributable Earnings (Loss)	(76,201)	2,563,463	2,450,815	1,051,722

NET ASSETS	$5,987,464	$10,537,586	$12,784,711	$3,716,790

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	International
	High Relative		World ex U.S.
	Profitability	World ex U.S.	Core Equity
	Portfolio*	Value Portfolio	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$308,536	—
Investment Securities at Value (including $102,860, $0 and $199,817 of securities on loan, respectively)	$2,173,960	—	$4,039,571
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $96,291, $0 and $144,530, respectively)	96,296	—	144,554
Segregated Cash for Futures Contracts	—	—	1,817
Foreign Currencies at Value	2,016	—	39,827
Cash	8,287	213	3,684
Receivables:
Investment Securities Sold	—	—	2,665
Dividends, Interest and Tax Reclaims	5,172	—	11,097
Securities Lending Income	29	—	259
Fund Shares Sold	2,938	35	1,607
Futures Margin Variation	288	—	75
Prepaid Expenses and Other Assets	21	17	20

Total Assets	2,289,007	308,801	4,245,176

LIABILITIES:
Payables:
Upon Return of Securities Loaned	96,300	—	144,566
Investment Securities Purchased	7,603	—	135
Fund Shares Redeemed	615	51	2,409
Due to Advisor	453	47	863
Unrealized Loss on Foreign Currency Contracts	8	—	—
Deferred Taxes Payable	—	—	7,065
Accrued Expenses and Other Liabilities	304	37	972

Total Liabilities	105,283	135	156,010

NET ASSETS	$2,183,724	$308,666	$4,089,166

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,183,724; $308,666 and $4,089,166 and shares outstanding of 159,050,400, 24,367,707 and 295,469,031, respectively	$13.73	$12.67	$13.84

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$259,829	$—

Investment Securities at Cost	$1,682,824	N/A	$3,030,242

Foreign Currencies at Cost	$2,017	$—	$39,385

NET ASSETS CONSIST OF:
Paid-In Capital	$1,672,659	$269,354	$3,187,770
Total Distributable Earnings (Loss)	511,065	39,312	901,396

NET ASSETS	$2,183,724	$308,666	$4,089,166

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio	Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,089,751	$343,955	$6,228,860	$5,116,707
Segregated Cash for Futures Contracts	—	218	—	—
Cash	—	4,196	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	368	—	—	—
Fund Shares Sold	157	55	2,023	3,291
Futures Margin Variation	—	9	—	—
Unrealized Gain on Forward Currency Contracts	—	736	—	—
Prepaid Expenses and Other Assets	7	16	41	27

Total Assets	1,090,283	349,185	6,230,924	5,120,025

LIABILITIES:
Payables:
Fund Shares Redeemed	1,334	36	4,275	2,148
Due to Advisor	28	12	1,017	1,419
Line of Credit	142	—	—	—
Unrealized Loss on Forward Currency Contracts	—	389	—	—
Accrued Expenses and Other Liabilities	65	41	445	534

Total Liabilities	1,569	478	5,737	4,101

NET ASSETS	$1,088,714	$348,707	$6,225,187	$5,115,924

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,088,714; $348,707; $6,225,187 and $5,115,924 and shares outstanding of 48,268,788, 15,601,153, 188,337,679 and 196,539,681, respectively	$22.56	$22.35	$33.05	$26.03

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$682,662	$190,774	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$695,365	$180,810	$3,544,746	$3,846,582
Total Distributable Earnings (Loss)	393,349	167,897	2,680,441	1,269,342

NET ASSETS	$1,088,714	$348,707	$6,225,187	$5,115,924

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Emerging
	Emerging	Markets Core	Emerging
	Markets Value	Equity	Markets Targeted
	Portfolio	Portfolio*	Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$13,194,408	—	—
Investment Securities at Value (including $0, $1,647,460 and $9,396 of securities on loan, respectively)	—	$29,025,308	$233,360
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $524,603 and $3,069, respectively)	—	524,680	3,070
Segregated Cash for Futures Contracts	—	10,971	81
Foreign Currencies at Value	—	183,033	1,076
Cash	—	95,121	1,955
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	11,615	537
Dividends and Interest	—	31,502	202
Securities Lending Income	—	4,030	33
Fund Shares Sold	84,657	15,300	140
Futures Margin Variation	—	453	—
Unrealized Gain on Foreign Currency Contracts	—	2	1
Prepaid Expenses and Other Assets	107	128	21

Total Assets	13,279,172	29,902,143	240,476

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	524,700	3,070
Investment Securities/Affiliated Investment Companies Purchased	—	15,765	593
Fund Shares Redeemed	2,706	21,531	78
Due to Advisor	3,540	8,230	104
Futures Margin Variation	—	—	13
Deferred Taxes Payable	—	169,435	1,566
Accrued Expenses and Other Liabilities	1,216	7,113	131

Total Liabilities	7,462	746,774	5,555

NET ASSETS	$13,271,710	$29,155,369	$234,921

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $13,709; $0 and $0 and shares outstanding of 438,273, 0 and 0, respectively	$31.28	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $13,258,001; $29,155,369 and $234,921 and shares outstanding of 421,137,868, 1,158,977,701 and 17,895,390, respectively	$31.48	$25.16	$13.13

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$19,747,315	$185,842

Foreign Currencies at Cost	$—	$178,854	$1,000

NET ASSETS CONSIST OF:
Paid-In Capital	$12,155,659	$22,212,258	$170,520
Total Distributable Earnings (Loss)	1,116,051	6,943,111	64,401

NET ASSETS	$13,271,710	$29,155,369	$234,921

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio#	Portfolio#	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $90 and $29,819, respectively)	—	—	$826	$284,123
Income from Securities Lending	—	—	61	13,194
Expenses Allocated from Affiliated Investment Companies	—	—	(55)	(15,068)

Income Distributions Received from Affiliated Investment Companies	—	—	505	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,337	282,249

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,631, $80,927, $0 and $0, respectively)	$161,747	$889,766	—	—
Income from Securities Lending	1,923	18,444	—	—

Total Fund Investment Income	163,670	908,210	—	—

Fund Expenses
Investment Management Fees	8,782	68,526	320	40,800
Accounting & Transfer Agent Fees	1,031	6,043	8	1,690
Custodian Fees	402	2,378	—	2
Filing Fees	144	762	18	212
Shareholders’ Reports	167	534	9	354
Directors’/Trustees’ Fees & Expenses	63	347	—	137
Professional Fees	103	573	—	38
Previously Waived Fees Recovered by Advisor (Note C)	—	183	31	—
Other	189	1,031	—	101

Total Fund Expenses	10,881	80,377	386	43,334

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	221	—
Fees Paid Indirectly (Note C)	15	245	—	—

Net Expenses	10,866	80,132	165	43,334

Net Investment Income (Loss)	152,804	828,078	1,172	238,915

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	88,328	210,041	—	—
Affiliated Investment Companies Shares Sold	(10)	(21)	336	—
Transactions Allocated from Affiliated Investment Company**	—	—	2,035	837,220
Futures	14,606	79,338	35	26,350
Foreign Currency Transactions	515	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,375,966	8,427,366	—	—
Affiliated Investment Companies Shares	(9)	(71)	14,525	—
Transactions Allocated from Affiliated Investment Company	—	—	5,844	2,927,439
Futures	2,380	10,863	—	3,416
Translation of Foreign Currency-Denominated Amounts	(315)	(1,813)	—	—

Net Realized and Unrealized Gain (Loss)	1,481,461	8,726,472	22,775	3,794,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,634,265	$9,554,550	$23,947	$4,033,340

**	Net of foreign capital gain taxes withheld of $0, $0, $5 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $1,105, $166, $10 and $2,693, respectively)	$9,959	$14,311	$856	$16,238
Income from Securities Lending	294	858	7	890
Expenses Allocated from Affiliated Investment Companies	(583)	(533)	(40)	(941)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	9,670	14,636	823	16,187

Fund Expenses
Investment Management Fees	2,007	1,843	145	3,230
Accounting & Transfer Agent Fees	81	83	1	152
Filing Fees	27	28	12	40
Shareholders’ Reports	9	8	3	9
Directors’/Trustees’ Fees & Expenses	5	6	—	8
Professional Fees	1	2	—	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—	57	—
Other	3	2	1	9

Total Fund Expenses	2,133	1,972	219	3,450

Fees Waived, Expenses Reimbursed by Advisor (Note C)	473	436	54	769

Net Expenses	1,660	1,536	165	2,681

Net Investment Income (Loss)	8,010	13,100	658	13,506

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	17,921	49,285	1,117	44,052
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	31,604	75,175	7,530	216,160

Net Realized and Unrealized Gain (Loss)	49,525	124,460	8,647	260,212

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,535	$137,560	$9,305	$273,718

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$21,150	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	21,150	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $24,220, $8, $30,819 and $9,168, respectively)	$195,427	113,826	$320,122	$94,876
Income from Securities Lending	4,635	1,499	7,328	2,437

Total Fund Investment Income	200,062	115,325	327,450	97,313

Fund Expenses
Investment Management Fees	13,522	18,667	60,881	13,086
Accounting & Transfer Agent Fees	682	1,647	2,185	753
Custodian Fees	449	31	1,300	344
Filing Fees	57	201	223	137
Shareholders’ Reports	96	351	296	98
Directors’/Trustees’ Fees & Expenses	60	99	132	38
Professional Fees	89	32	193	63
Previously Waived Fees Recovered by Advisor (Note C)	—	26	—	—
Other	124	97	397	120

Total Fund Expenses	15,079	21,151	65,607	14,639

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	9,038	—	—
Fees Paid Indirectly (Note C)	219	3	46	5

Net Expenses	14,860	12,110	65,561	14,634

Net Investment Income (Loss)	185,202	124,365	261,889	82,679

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,045	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(56,022)	43,747	541,397	191,536
Affiliated Investment Companies Shares Sold	(43)	60,992	(1)	(7)
Futures	13,260	1,671	26,234	(437)
Foreign Currency Transactions	(485)	—	1,071	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,378,475	1,755,986	3,392,048	860,557
Affiliated Investment Companies Shares	(2)	1,097,358	(25)	(8)
Futures	3,086	—	9,695	826
Translation of Foreign Currency-Denominated Amounts	(414)	—	(1,012)	(279)

Net Realized and Unrealized Gain (Loss)	1,337,855	2,960,799	3,969,407	1,052,237

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,523,057	$3,085,164	$4,231,296	$1,134,916

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $1,009 and $0, respectively)	—	$9,505	—
Income from Securities Lending	—	155	—
Expenses Allocated from Affiliated Investment Companies	—	(505)	—

Income Distributions Received from Affiliated Investment Companies	—	549	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	9,704	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,074, $0 and $11,197, respectively)	$50,756	—	$108,246
Income from Securities Lending	524	—	2,908

Total Fund Investment Income	51,280	—	111,154

Fund Expenses
Investment Management Fees	4,939	1,121	10,401
Accounting & Transfer Agent Fees	460	18	768
Custodian Fees	159	—	809
Filing Fees	130	29	157
Shareholders’ Reports	92	5	117
Directors’/Trustees’ Fees & Expenses	22	3	43
Professional Fees	29	4	148
Other	68	4	154

Total Fund Expenses	5,899	1,184	12,597

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	564	—
Fees Paid Indirectly (Note C)	11	—	9

Net Expenses	5,888	620	12,588

Net Investment Income (Loss)	45,392	9,084	98,566

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	43,197	—	21,498
Affiliated Investment Companies Shares Sold	(6)	252	(2)
Transactions Allocated from Affiliated Investment Company**	—	8,125	—
Futures	2,062	—	8,882
Foreign Currency Transactions	(81)	—	(357)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	399,054	—	991,909
Affiliated Investment Companies Shares	(2)	7,908	(6)
Transactions Allocated from Affiliated Investment Company	—	68,735	—
Futures	145	—	1,632
Translation of Foreign Currency-Denominated Amounts	(61)	—	(210)

Net Realized and Unrealized Gain (Loss)	444,308	85,020	1,023,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$489,700	$94,104	$1,121,912

**	Net of foreign capital gain taxes withheld of $0, $84 and $16, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,835 and $14,911, respectively)	—	$2	$159,499	$129,476
Interest	—	—	477	79
Income from Securities Lending	—	—	4,669	18,767
Expenses Allocated from Affiliated Investment Companies	—	—	(9,503)	(14,427)

Income Distributions Received from Affiliated Investment Companies	$16,932	5,639	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	16,932	5,641	155,142	133,895

Fund Expenses
Investment Management Fees	2,333	854	20,224	29,660
Accounting & Transfer Agent Fees	143	65	752	654
Custodian Fees	1	3	—	—
Filing Fees	66	27	154	127
Shareholders’ Reports	13	12	191	107
Directors’/Trustees’ Fees & Expenses	11	4	73	61
Professional Fees	3	1	21	17
Previously Waived Fees Recovered by Advisor (Note C)	129	—	—	—
Other	7	3	36	30

Total Fund Expenses	2,706	969	21,451	30,656

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,035	722	6,401	10,859
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	671	246	15,050	19,797

Net Investment Income (Loss)	16,261	5,395	140,092	114,098

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	10,552	15,611	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	398,700	592,687
Futures	(18)	1,247	—	—
Forward Currency Contracts	—	694	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(19)	—	—
Affiliated Investment Companies Shares	283,947	88,688	—	—
Transactions Allocated from Affiliated Investment Company	—	—	691,616	923,652
Futures	—	196	—	—
Forward Currency Contracts	—	121	—	—

Net Realized and Unrealized Gain (Loss)	294,481	106,538	1,090,316	1,516,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$310,742	$111,933	$1,230,408	$1,630,437

**	Net of foreign capital gain taxes withheld of $0, $0, $49 and $2,304, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $60,043, $0 and $0, respectively)	$475,745	—	—
Interest	49	—	—
Income from Securities Lending	14,264	—	—
Expenses Allocated from Affiliated Investment Companies	(20,912)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	469,146	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $94,860 and $840, respectively)	—	$758,089	$6,549
Income from Securities Lending	—	36,836	227

Total Fund Investment Income	—	794,925	6,776

Fund Expenses
Investment Management Fees	60,987	106,295	1,293
Accounting & Transfer Agent Fees	1,274	5,232	41
Custodian Fees	—	9,238	128
Shareholder Servicing Fees Class R2 Shares	36	—	—
Filing Fees	179	458	47
Shareholders’ Reports	362	721	2
Directors’/Trustees’ Fees & Expenses	163	333	3
Professional Fees	16	710	17
Previously Waived Fees Recovered by Advisor (Note C)	—	—	135
Other	79	1,092	28

Total Fund Expenses	63,096	124,079	1,694

Class R2 Shares	15	—	—
Institutional Class Shares	14,397	—	—
Fees Paid Indirectly (Note C)	—	148	2

Net Expenses	48,684	123,931	1,692

Net Investment Income (Loss)	420,462	670,994	5,084

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	544,729	17,753
Affiliated Investment Companies Shares Sold	—	(14)	—
Transactions Allocated from Affiliated Investment Company**	675,824	—	—
Futures	—	67,395	348
Foreign Currency Transactions	—	(15,240)	(82)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	5,134,175	42,862
Affiliated Investment Companies Shares	—	(32)	—
Transactions Allocated from Affiliated Investment Company	3,251,339	—	—
Futures	—	15,950	67
Translation of Foreign Currency-Denominated Amounts	—	100	2

Net Realized and Unrealized Gain (Loss)	3,927,163	5,747,063	60,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,347,625	$6,418,057	$66,034

**	Net of foreign capital gain taxes withheld of $11,984, $257 and $239, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$152,804	$117,936	$828,078	$608,730	$1,172	$616
Capital Gain Distributions Received from Investment Securities	—	—	—	—	—	535
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	88,328	(380,110)	210,041	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(10)	(71)	(21)	(170)	336	(712)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	2,035	(193)
Futures	14,606	16,935	79,338	86,315	35	18
Foreign Currency Transactions	515	4,070	769	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,375,966	(141,807)	8,427,366	(1,938,314)	—	9
Affiliated Investment Companies Shares	(9)	27	(71)	97	14,525	(202)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,844	(79)
Futures	2,380	(1,346)	10,863	(6,655)	—	—
Translation of Foreign Currency-Denominated Amounts	(315)	207	(1,813)	640	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,634,265	(384,159)	9,554,550	(2,274,896)	23,947	(8)

Distributions:
Institutional Class Shares	(144,492)	(119,035)	(761,635)	(616,813)	(727)	(627)
Capital Share Transactions (1):
Shares Issued	711,780	1,926,246	5,674,163	8,116,550	44,864	15,132
Shares Issued in Lieu of Cash Distributions	134,111	109,607	732,468	589,210	727	627
Shares Redeemed	(1,003,971)	(2,188,646)	(5,535,524)	(11,407,917)	(12,748)	(12,842)

Net Increase (Decrease) from Capital Share Transactions	(158,080)	(152,793)	871,107	(2,702,157)	32,843	2,917

Total Increase (Decrease) in Net Assets	1,331,693	(655,987)	9,664,022	(5,593,866)	56,063	2,282
Net Assets
Beginning of Year	4,700,488	5,356,475	24,965,561	30,559,427	43,568	41,286

End of Year	$6,032,181	$4,700,488	$34,629,583	$24,965,561	$99,631	$43,568

(1) Shares Issued and Redeemed:
Shares Issued	26,957	94,221	365,542	716,205	3,098	1,667
Shares Issued in Lieu of Cash Distributions	5,054	5,201	47,003	47,443	58	54
Shares Redeemed	(38,575)	(109,723)	(359,922)	(1,014,855)	(886)	(1,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,564)	(10,301)	52,623	(251,207)	2,270	421

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$238,915	$219,740	$8,010	$8,936	$13,100	$12,909
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	837,220	(279,498)	17,921	(2,944)	49,285	(3,570)
Futures	26,350	13,320	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,927,439	(573,955)	31,604	(15,236)	75,175	1,830
Futures	3,416	(2,575)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	4,033,340	(622,968)	57,535	(9,244)	137,560	11,169

Distributions:
Institutional Class Shares	(220,133)	(529,962)	(10,581)	(23,243)	(12,808)	(14,178)
Capital Share Transactions (1):
Shares Issued	2,604,837	2,566,857	19,129	67,280	13,533	71,668
Shares Issued in Lieu of Cash Distributions	214,868	511,580	10,580	23,242	12,805	14,174
Shares Redeemed	(3,315,191)	(4,527,485)	(163,522)	(231,407)	(148,282)	(44,800)

Net Increase (Decrease) from Capital Share Transactions	(495,486)	(1,449,048)	(133,813)	(140,885)	(121,944)	41,042

Total Increase (Decrease) in Net Assets	3,317,721	(2,601,978)	(86,859)	(173,372)	2,808	38,033
Net Assets
Beginning of Year	10,148,132	12,750,110	466,696	640,068	378,682	340,649

End of Year	$13,465,853	$10,148,132	$379,837	$466,696	$381,490	$378,682

(1) Shares Issued and Redeemed:
Shares Issued	116,406	166,813	736	3,412	520	4,296
Shares Issued in Lieu of Cash Distributions	10,453	27,715	418	928	559	681
Shares Redeemed	(151,391)	(292,110)	(6,381)	(10,105)	(5,727)	(2,301)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,532)	(97,582)	(5,227)	(5,765)	(4,648)	2,676

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$658	$377	$13,506	$9,756	$185,202	$190,031
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(56,022)	(107,519)
Affiliated Investment Companies Shares Sold	—	—	—	—	(43)	(33)
Transactions Allocated from Affiliated Investment Company*,**	1,117	78	44,052	(23,161)	—	—
Futures	—	—	—	—	13,260	21,374
Foreign Currency Transactions	—	—	—	—	(485)	1,329
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	1,378,475	(1,553,230)
Affiliated Investment Companies Shares	—	—	—	—	(2)	14
Transactions Allocated from Affiliated Investment Company	7,530	(3,815)	216,160	(31,479)	—	—
Futures	—	—	—	—	3,086	(2,070)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(414)	310

Net Increase (Decrease) in Net Assets Resulting from Operations	9,305	(3,360)	273,718	(44,884)	1,523,057	(1,449,794)

Distributions:
Institutional Class Shares	(589)	(2,447)	(13,461)	(8,902)	—	(717,271)
Capital Share Transactions (1):
Shares Issued	26,424	3,517	76,760	73,968	714,047	1,196,937
Shares Issued in Lieu of Cash Distributions	588	2,447	13,460	8,888	—	707,587
Shares Redeemed	(8,462)	(9,830)	(20,462)	(148,431)	(896,488)	(1,388,574)

Net Increase (Decrease) from Capital Share Transactions	18,550	(3,866)	69,758	(65,575)	(182,441)	515,950

Total Increase (Decrease) in Net Assets	27,266	(9,673)	330,015	(119,361)	1,340,616	(1,651,115)
Net Assets
Beginning of Year	16,867	26,540	537,744	657,105	4,646,848	6,297,963

End of Year	$44,133	$16,867	$867,759	$537,744	$5,987,464	$4,646,848

(1) Shares Issued and Redeemed:
Shares Issued	855	153	2,229	2,953	148,690	304,948
Shares Issued in Lieu of Cash Distributions	20	88	418	361	—	144,701
Shares Redeemed	(274)	(404)	(622)	(7,187)	(192,731)	(341,397)

Net Increase (Decrease) from Shares Issued and Redeemed	601	(163)	2,025	(3,873)	(44,041)	108,252

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$124,365	$513,699	$261,889	$228,060	$82,679	$59,466
Capital Gain Distributions Received from Investment Securities	1,045	1,750	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	43,747	(42,440)	541,397	(411,850)	191,536	(76,225)
Affiliated Investment Companies Shares Sold	60,992	22,534	(1)	(2)	(7)	(7)
Futures	1,671	(362)	26,234	35,047	(437)	(8,170)
Foreign Currency Transactions	—	—	1,071	6,447	49	296
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,755,986	(868,809)	3,392,048	(1,526,362)	860,557	(125,231)
Affiliated Investment Companies Shares	1,097,358	(1,432,797)	(25)	(8)	(8)	15
Futures	—	—	9,695	(7,947)	826	—
Translation of Foreign Currency-Denominated Amounts	—	—	(1,012)	(289)	(279)	132

Net Increase (Decrease) in Net Assets Resulting from Operations	3,085,164	(1,806,425)	4,231,296	(1,676,904)	1,134,916	(149,724)

Distributions:
Institutional Class Shares	(186,953)	(599,021)	(258,254)	(430,950)	(74,200)	(57,640)
Capital Share Transactions (1):
Shares Issued	2,211,113	2,435,290	1,538,249	2,667,860	397,948	1,704,392
Shares Issued in Lieu of Cash Distributions	179,038	567,176	226,985	385,828	73,824	56,357
Shares Redeemed	(1,976,601)	(2,640,206)	(2,841,493)	(4,485,990)	(538,557)	(1,408,660)

Net Increase (Decrease) from Capital Share Transactions	413,550	362,260	(1,076,259)	(1,432,302)	(66,785)	352,089

Total Increase (Decrease) in Net Assets	3,311,761	(2,043,186)	2,896,783	(3,540,156)	993,931	144,725
Net Assets
Beginning of Year	7,225,825	9,269,011	9,887,928	13,428,084	2,722,859	2,578,134

End of Year	$10,537,586	$7,225,825	$12,784,711	$9,887,928	$3,716,790	$2,722,859

(1) Shares Issued and Redeemed:
Shares Issued	189,077	243,141	74,227	181,563	29,258	184,973
Shares Issued in Lieu of Cash Distributions	16,811	49,884	11,757	20,438	5,458	5,172
Shares Redeemed	(168,470)	(267,327)	(140,273)	(292,999)	(39,764)	(150,794)

Net Increase (Decrease) from Shares Issued and Redeemed	37,418	25,698	(54,289)	(90,998)	(5,048)	39,351

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,392	$19,772	$9,084	$6,168
Capital Gain Distributions Received from Investment Securities	—	—	—	440
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	43,197	(18,047)	—	—
Affiliated Investment Companies Shares Sold	(6)	(1)	252	(1,457)
Transactions Allocated from Affiliated Investment Company*,**	—	—	8,125	(14,842)
Futures	2,062	3,996	—	100
Foreign Currency Transactions	(81)	(53)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	399,054	56,853	—	(42)
Affiliated Investment Companies Shares	(2)	5	7,908	(3,499)
Transactions Allocated from Affiliated Investment Company	—	—	68,735	(36,036)
Futures	145	(145)	—	—
Translation of Foreign Currency-Denominated Amounts	(61)	60	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	489,700	62,440	94,104	(49,168)

Distributions:
Institutional Class Shares	(43,180)	(18,018)	(8,755)	(6,579)
Capital Share Transactions (1):
Shares Issued	559,296	1,014,049	60,323	54,277
Shares Issued in Lieu of Cash Distributions	42,393	17,687	8,749	6,573
Shares Redeemed	(339,830)	(259,261)	(52,670)	(100,557)

Net Increase (Decrease) from Capital Share Transactions	261,859	772,475	16,402	(39,707)

Total Increase (Decrease) in Net Assets	708,379	816,897	101,751	(95,454)
Net Assets
Beginning of Year	1,475,345	658,448	206,915	302,369

End of Year	$2,183,724	$1,475,345	$308,666	$206,915

(1) Shares Issued and Redeemed:
Shares Issued	42,975	101,501	4,967	6,299
Shares Issued in Lieu of Cash Distributions	3,204	1,705	723	672
Shares Redeemed	(25,822)	(25,836)	(4,335)	(11,524)

Net Increase (Decrease) from Shares Issued and Redeemed	20,357	77,370	1,355	(4,553)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $84, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity		World Core Equity		Selectively Hedged
	Portfolio		Portfolio		Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$98,566	$77,826	$16,261	$14,907	$5,395	$5,790
Capital Gain Distributions Received from Investment Securities	—	—	—	8,146	—	4,097
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,498	(110,980)	—	—	—	—
Affiliated Investment Companies Shares Sold	(2)	(23)	10,552	(19,813)	15,611	(689)
Futures	8,882	13,484	(18)	(122)	1,247	460
Foreign Currency Transactions	(357)	1,255	—	—	—	—
Forward Currency Contracts	—	—	—	—	694	(1,961)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	991,909	(169,554)	—	—	(19)	—
Affiliated Investment Companies Shares	(6)	17	283,947	3,079	88,688	(13,537)
Futures	1,632	(598)	—	—	196	(146)
Translation of Foreign Currency-Denominated Amounts	(210)	101	—	—	—	—
Forward Currency Contracts	—	—	—	—	121	710

Net Increase (Decrease) in Net Assets Resulting from Operations	1,121,912	(188,472)	310,742	6,197	111,933	(5,276)

Distributions:
Institutional Class Shares	(98,429)	(75,535)	(16,210)	(16,437)	(6,934)	(9,635)
Capital Share Transactions (1):
Shares Issued	608,060	1,273,174	205,873	198,881	40,778	64,436
Shares Issued in Lieu of Cash Distributions	97,865	74,685	15,000	15,264	6,900	9,598
Shares Redeemed	(850,479)	(1,592,928)	(196,293)	(313,856)	(92,479)	(146,446)

Net Increase (Decrease) from Capital Share Transactions	(144,554)	(245,069)	24,580	(99,711)	(44,801)	(72,412)

Total Increase (Decrease) in Net Assets	878,929	(509,076)	319,112	(109,951)	60,198	(87,323)
Net Assets
Beginning of Year	3,210,237	3,719,313	769,602	879,553	288,509	375,832

End of Year	$4,089,166	$3,210,237	$1,088,714	$769,602	$348,707	$288,509

(1) Shares Issued and Redeemed:
Shares Issued	45,421	135,315	9,724	13,724	2,016	4,300
Shares Issued in Lieu of Cash Distributions	7,267	7,310	711	969	372	564
Shares Redeemed	(64,633)	(168,321)	(9,418)	(20,996)	(4,584)	(9,787)

Net Increase (Decrease) from Shares Issued and Redeemed	(11,945)	(25,696)	1,017	(6,303)	(2,196)	(4,923)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $16, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets		Emerging Markets		Emerging Markets Value
	Portfolio***		Small Cap Portfolio***		Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$140,092	$118,848	$114,098	$120,972	$420,462	$419,152
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	398,700	62,124	592,687	(377,221)	675,824	(1,030,841)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	691,616	28,554	923,652	126,768	3,251,339	(1,128,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,230,408	209,526	1,630,437	(129,481)	4,347,625	(1,740,638)

Distributions:
Class R2 Shares	—	—	—	—	(349)	(569)
Institutional Class Shares	(122,695)	(118,156)	(128,503)	(170,927)	(381,943)	(441,483)

Total Distributions	(122,695)	(118,156)	(128,503)	(170,927)	(382,292)	(442,052)

Capital Share Transactions (1):
Shares Issued	1,466,367	1,949,203	453,465	767,311	1,803,325	3,023,264
Shares Issued in Lieu of Cash Distributions	118,246	110,017	120,830	161,476	368,413	425,730
Shares Redeemed	(2,119,497)	(2,466,550)	(1,840,038)	(2,172,505)	(5,474,850)	(5,847,897)

Net Increase (Decrease) from Capital Share Transactions	(534,884)	(407,330)	(1,265,743)	(1,243,718)	(3,303,112)	(2,398,903)

Total Increase (Decrease) in Net Assets	572,829	(315,960)	236,191	(1,544,126)	662,221	(4,581,593)
Net Assets
Beginning of Year	5,652,358	5,968,318	4,879,733	6,423,859	12,609,489	17,191,082

End of Year	$6,225,187	$5,652,358	$5,115,924	$4,879,733	$13,271,710	$12,609,489

(1) Shares Issued and Redeemed:
Shares Issued	43,254	81,083	18,380	43,649	58,117	131,688
Shares Issued in Lieu of Cash Distributions	3,525	4,148	5,119	8,071	12,138	16,867
Shares Redeemed	(62,966)	(97,296)	(75,078)	(123,692)	(175,638)	(250,369)

Net Increase (Decrease) from Shares Issued and Redeemed	(16,187)	(12,065)	(51,579)	(71,972)	(105,383)	(101,814)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core		Emerging Markets Targeted
	Equity Portfolio		Value Portfolio
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$670,994	$561,952	$5,084	$3,141
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	544,729	(1,673,803)	17,753	1,473
Affiliated Investment Companies Shares Sold	(14)	(9)	—	—
Futures	67,395	69,434	348	(609)
Foreign Currency Transactions	(15,240)	(17,720)	(82)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,134,175	760,317	42,862	3,387
Affiliated Investment Companies Shares	(32)	17	—	—
Futures	15,950	(12,657)	67	(13)
Translation of Foreign Currency-Denominated Amounts	100	(579)	2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,418,057	(313,048)	66,034	7,411

Distributions:
Institutional Class Shares	(590,306)	(585,760)	(4,500)	(3,875)
Capital Share Transactions (1):
Shares Issued	4,891,169	6,136,399	53,547	116,272
Shares Issued in Lieu of Cash Distributions	560,095	555,504	4,385	3,875
Shares Redeemed	(6,904,346)	(9,635,005)	(54,708)	(67,880)

Net Increase (Decrease) from Capital Share Transactions	(1,453,082)	(2,943,102)	3,224	52,267

Total Increase (Decrease) in Net Assets	4,374,669	(3,841,910)	64,758	55,803
Net Assets
Beginning of Year	24,780,700	28,622,610	170,163	114,360

End of Year	$29,155,369	$24,780,700	$234,921	$170,163

(1) Shares Issued and Redeemed:
Shares Issued	191,908	329,136	4,233	14,050
Shares Issued in Lieu of Cash Distributions	22,111	28,643	389	366
Shares Redeemed	(273,309)	(529,560)	(4,246)	(7,864)

Net Increase (Decrease) from Shares Issued and Redeemed	(59,290)	(171,781)	376	6,552

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257 and $239, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$20.90	$22.78	$21.29	$23.52	$19.52	$12.08	$13.19	$12.65	$14.23	$11.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.70	0.49	0.70	0.66	0.58	0.40	0.28	0.41	0.38	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	6.70	(1.87)	1.47	(2.25)	4.00	4.24	(1.11)	0.53	(1.60)	2.63

Total from Investment Operations	7.40	(1.38)	2.17	(1.59)	4.58	4.64	(0.83)	0.94	(1.22)	2.97

Less Distributions:
Net Investment Income	(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Total Distributions	(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Net Asset Value, End of Year	$27.63	$20.90	$22.78	$21.29	$23.52	$16.35	$12.08	$13.19	$12.65	$14.23

Total Return	35.55%	(6.05%)	10.38%	(6.97%)	23.79%	38.56%	(6.32%)	7.67%	(8.79%)	26.02%

Net Assets, End of Year (thousands)	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$34,629,583	$24,965,561	$30,559,427	$27,174,589	$25,443,968
Ratio of Expenses to Average Net Assets	0.19%	0.22%	0.23%	0.23%	0.25%	0.25%	0.30%	0.29%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%	0.23%	0.24%	0.23%	0.25%	0.25%	0.30%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.31%	3.22%	2.78%	2.72%	2.56%	2.24%	3.21%	2.67%	2.62%
Portfolio Turnover Rate	14%	19%	7%	8%	10%	8%	4%	6%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio						International Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 ʊ to Oct 31, 2017		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period	$10.50	$11.07	$10.73	$11.53	$10.00		$16.84	$18.21	$18.46	$21.52	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.15	0.18	0.19	0.14		0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	4.97	(0.55)	0.27	(0.75)	1.39		6.42	(0.93)	0.58	(2.41)	4.13

Total from Investment Operations	5.19	(0.40)	0.45	(0.56)	1.53		6.83	(0.60)	1.01	(1.95)	4.54

Less Distributions:
Net Investment Income	(0.17)	(0.17)	(0.11)	(0.17)	—		(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	—	—	—	(0.07)	—		—	(0.40)	(0.82)	(0.67)	(0.46)

Total Distributions	(0.17)	(0.17)	(0.11)	(0.24)	—		(0.38)	(0.77)	(1.26)	(1.11)	(0.80)

Net Asset Value, End of Period	$15.52	$10.50	$11.07	$10.73	$11.53		$23.29	$16.84	$18.21	$18.46	$21.52

Total Return	49.81%	(3.75%)	4.29%	(5.02%)	15.30	%(B)	40.83%	(3.64%)	6.44%	(9.54%)	26.54%

Net Assets, End of Period (thousands)	$99,631	$43,568	$41,286	$31,380	$15,021		$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets *(C)	0.47%	0.47%	0.49%	0.49%	0.42	%(D)(E)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.71%	0.85%	0.93%	0.90%	1.14	%(D)(E)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.50%	1.69%	1.58%	1.74	%(D)(E)	1.90%	1.96%	2.44%	2.18%	2.14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.24%	0.27%	0.27%	0.26%	0.27%		0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$23.39	$24.89	$25.70	$28.56	$23.01	$20.13	$21.11	$20.83	$23.71	$21.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.40	0.45	0.43	0.37	0.75	0.75	0.77	0.84	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	2.51	(0.91)	0.37	(2.59)	5.61	6.74	(0.77)	0.19	(2.76)	2.45

Total from Investment Operations	2.95	(0.51)	0.82	(2.16)	5.98	7.49	(0.02)	0.96	(1.92)	3.19

Less Distributions:
Net Investment Income	(0.54)	(0.61)	(0.28)	(0.70)	(0.43)	(0.68)	(0.96)	(0.68)	(0.96)	(0.75)
Net Realized Gains	—	(0.38)	(1.35)	—	—	—	—	—	—	—

Total Distributions	(0.54)	(0.99)	(1.63)	(0.70)	(0.43)	(0.68)	(0.96)	(0.68)	(0.96)	(0.75)

Net Asset Value, End of Year	$25.80	$23.39	$24.89	$25.70	$28.56	$26.94	$20.13	$21.11	$20.83	$23.71

Total Return	12.66%	(2.32%)	4.01%	(7.82%)	26.56%	37.81%	(0.23%)	4.81%	(8.51%)	15.70%

Net Assets, End of Year (thousands)	$379,837	$466,696	$640,068	$622,650	$647,978	$381,490	$378,682	$340,649	$346,335	$332,153
Ratio of Expenses to Average Net Assets (F)	0.47%	0.54%	0.55%	0.53%	0.54%	0.48%	0.54%	0.57%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.57%	0.64%	0.65%	0.63%	0.64%	0.58%	0.64%	0.67%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.74%	1.91%	1.49%	1.50%	3.01%	3.92%	3.65%	3.57%	3.41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$21.35	$27.85	$26.95	$32.67	$27.21	$23.82	$24.84	$24.37	$28.24	$21.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.58	0.43	0.76	0.85	0.87	0.57	0.40	0.55	0.61	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	10.31	(4.00)	1.68	(3.65)	6.67	11.45	(1.04)	1.23	(3.68)	6.73

Total from Investment Operations	10.89	(3.57)	2.44	(2.80)	7.54	12.02	(0.64)	1.78	(3.07)	7.18

Less Distributions:
Net Investment Income	(0.52)	(0.68)	(0.47)	(0.79)	(0.93)	(0.57)	(0.38)	(0.51)	(0.59)	(0.42)
Net Realized Gains	—	(2.25)	(1.07)	(2.13)	(1.15)	—	—	(0.80)	(0.21)	—

Total Distributions	(0.52)	(2.93)	(1.54)	(2.92)	(2.08)	(0.57)	(0.38)	(1.31)	(0.80)	(0.42)

Net Asset Value, End of Year	$31.72	$21.35	$27.85	$26.95	$32.67	$35.27	$23.82	$24.84	$24.37	$28.24

Total Return	51.31%	(15.27%)	10.14%	(9.34%)	29.28%	50.70%	(2.63%)	7.94%	(11.14%)	33.68%

Net Assets, End of Year (thousands)	$44,133	$16,867	$26,540	$36,351	$45,177	$867,759	$537,744	$657,105	$645,651	$592,347
Ratio of Expenses to Average Net Assets (F)	0.59%	0.59%	0.59%	0.58%	0.59%	0.47%	0.54%	0.56%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.74%	0.86%	0.82%	0.68%	0.71%	0.57%	0.64%	0.66%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.89%	2.92%	2.75%	2.93%	1.76%	1.68%	2.30%	2.16%	1.78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year		Year		Year		Year		Year
	Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2021	2020	2019	2018	2017	2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year	$3.77	$5.61	$4.85	$5.07	$5.23	$9.57		$12.71		$10.71		$10.90		$10.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.15	0.20	0.22	0.21	0.16		0.68		0.34	**	0.48		0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	1.11	(1.35)	0.83	(0.22)	0.04	3.80		(3.00)		2.16	**	(0.26)		0.15

Total from Investment Operations	1.27	(1.20)	1.03	—	0.25	3.96		(2.32)		2.50		0.22		0.58

Less Distributions:
Net Investment Income	—	(0.64)	(0.27)	(0.22)	(0.41)	(0.20)		(0.70)		(0.50)		(0.34)		(0.49)
Net Realized Gains	—	—	—	—	—	(0.04)		(0.12)		(—)		(0.07)		(0.03)

Total Distributions	—	(0.64)	(0.27)	(0.22)	(0.41)	(0.24)		(0.82)		(0.50)		(0.41)		(0.52)

Net Asset Value, End of Year	$5.04	$3.77	$5.61	$4.85	$5.07	$13.29		$9.57		$12.71		$10.71		$10.90

Total Return	33.69%	(23.98%)	22.54%	(0.24%)	5.46%	42.08%		(19.28%)		24.55%		1.91%		5.82%

Net Assets, End of Year (thousands)	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$5,497,753	$10,537,586		$7,225,825		$9,269,011		$7,475,924		$6,753,782
Ratio of Expenses to Average Net Assets *	0.27%	0.26%	0.27%	0.28%	0.28%	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.28%	0.28%	0.28%	0.34	%(C)	0.34	%(C)	0.35	%(C)	0.35	%(C)	0.37	%(C)
Ratio of Net Investment Income to Average Net Assets	3.29%	3.61%	4.01%	4.27%	4.19%	1.33%		6.44%		2.95	%**	4.42%		4.03%
Portfolio Turnover Rate	8%	12%	8%	5%	1%	1%		0%		0%		3%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.11%		0.12%		0.13%		0.13%		0.15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$15.65	$18.58	$19.24	$23.51	$19.31	$10.42	$11.62	$11.74	$13.33	$10.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.33	0.45	0.47	0.39	0.32	0.23	0.33	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	6.48	(2.65)	(0.01)	(3.44)	4.72	4.06	(1.20)	0.24	(1.56)	2.57

Total from Investment Operation	6.92	(2.32)	0.44	(2.97)	5.11	4.38	(0.97)	0.57	(1.24)	2.85

Less Distributions:
Net Investment Income	(0.43)	(0.32)	(0.48)	(0.56)	(0.29)	(0.29)	(0.23)	(0.34)	(0.30)	(0.28)
Net Realized Gains	—	(0.29)	(0.62)	(0.74)	(0.62)	—	—	(0.35)	(0.05)	(0.02)

Total Distributions	(0.43)	(0.61)	(1.10)	(1.30)	(0.91)	(0.29)	(0.23)	(0.69)	(0.35)	(0.30)

Net Asset Value, End of Year	$22.14	$15.65	$18.58	$19.24	$23.51	$14.51	$10.42	$11.62	$11.74	$13.33

Total Return	44.61%	(13.03%)	2.94%	(13.37%)	27.49%	42.24%	(8.41%)	5.49%	(9.52%)	26.83%

Net Assets, End of Year (thousands)	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$3,716,790	$2,722,859	$2,578,134	$2,441,217	$2,529,852
Ratio of Expenses to Average Net Assets	0.53%	0.65%	0.68%	0.68%	0.68%	0.42%	0.47%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.53%	0.66%	0.69%	0.68%	0.68%	0.42%	0.48%	0.50%	0.48%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.02%	2.48%	2.10%	1.85%	2.35%	2.20%	2.94%	2.40%	2.36%
Portfolio Turnover Rate	15%	14%	18%	23%	21%	15%	18%	17%	12%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio						World Ex U.S. Value Portfolio
	Year	Year	Year	Year	Period May 16,		Year		Year		Year		Year		Year
	Ended	Ended	Ended	Ended	2017 ʊ to		Ended		Ended		Ended		Ended		Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2021	2020	2019	2018	2017		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$10.64	$10.74	$9.71	$10.68	$10.00		$8.99		$10.97		$11.16		$12.71		$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.21	0.27	0.26	0.08		0.38		0.25		0.35		0.34		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	(0.13)	1.00	(1.01)	0.66		3.66		(1.96)		0.04		(1.48)		2.33

Total from Investment Operations	3.38	0.08	1.27	(0.75)	0.74		4.04		(1.71)		0.39		(1.14)		2.64

Less Distributions:
Net Investment Income	(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.36)		(0.27)		(0.35)		(0.41)		(0.24)
Net Realized Gains	—	—	—	—	—		—		—		(0.23)		—		—

Total Distributions	(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.36)		(0.27)		(0.58)		(0.41)		(0.24)

Net Asset Value, End of Period	$13.73	$10.64	$10.74	$9.71	$10.68		$12.67		$8.99		$10.97		$11.16		$12.71

Total Return	31.85%	0.80%	13.19%	(7.20%)	7.38	%(B)	45.23%		(15.76%)		3.75%		(9.22%)		25.97%

Net Assets, End of Period (thousands)	$2,183,724	$1,475,345	$658,448	$266,868	$67,793		$308,666		$206,915		$302,369		$240,668		$246,551
Ratio of Expenses to Average Net Assets *	0.30%	0.30%	0.33%	0.35%	0.31	%(D)(E)	0.44	%(C)	0.50	%(C)	0.54	%(C)	0.52	%(C)	0.52	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30%	0.31%	0.34%	0.35%	0.65	%(D)(E)	0.64	%(C)	0.71	%(C)	0.76	%(C)	0.74	%(C)	0.75	%(C)
Ratio of Net Investment Income to Average Net Assets	2.30%	1.97%	2.69%	2.41%	1.76	%(D)(E)	3.14%		2.56%		3.25%		2.72%		2.69%
Portfolio Turnover Rate	15%	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A		0.20%		0.23%		0.24%		0.24%		0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.44	$11.17	$10.65	$12.15	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.24	0.33	0.31	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.40	(0.74)	0.56	(1.52)	2.21

Total from Investment Operations	3.73	(0.50)	0.89	(1.21)	2.48

Less Distributions:
Net Investment Income	(0.33)	(0.23)	(0.32)	(0.29)	(0.26)
Net Realized Gains	—	—	(0.05)	—	—

Total Distributions	(0.33)	(0.23)	(0.37)	(0.29)	(0.26)

Net Asset Value, End of Period	$13.84	$10.44	$11.17	$10.65	$12.15

Total Return	35.87%	(4.42%)	8.64%	(10.22%)	25.33%

Net Assets, End of Period (thousands)	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$2,805,367
Ratio of Expenses to Average Net Assets	0.32%	0.35%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.32%	0.36%	0.38%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.26%	3.02%	2.56%	2.48%
Portfolio Turnover Rate	6%	13%	8%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$16.29	$16.42	$15.40	$16.06	$13.14	$16.21	$16.54	$15.71	$16.52	$13.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.29	0.35	0.31	0.29	0.33	0.28	0.35	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	6.27	(0.10)	1.13	(0.64)	2.98	6.21	(0.18)	1.12	(0.66)	2.98

Total from Investment Operations	6.61	0.19	1.48	(0.33)	3.27	6.54	0.10	1.47	(0.35)	3.27

Less Distributions:
Net Investment Income	(0.34)	(0.29)	(0.35)	(0.30)	(0.30)	(0.20)	(0.43)	(0.44)	(0.27)	(0.30)
Net Realized Gains	—	(0.03)	(0.11)	(0.03)	(0.05)	(0.20)	—	(0.20)	(0.19)	(0.12)

Total Distributions	(0.34)	(0.32)	(0.46)	(0.33)	(0.35)	(0.40)	(0.43)	(0.64)	(0.46)	(0.42)

Net Asset Value, End of Year	$22.56	$16.29	$16.42	$15.40	$16.06	$22.35	$16.21	$16.54	$15.71	$16.52

Total Return	40.75%	1.25%	9.94%	(2.16%)	25.14%	40.81%	0.47%	10.10%	(2.28%)	24.54%

Net Assets, End of Year (thousands)	$1,088,714	$769,602	$879,553	$741,512	$546,891	$348,707	$288,509	$375,832	$403,195	$402,204
Ratio of Expenses to Average Net Assets *(C)	0.28%	0.32%	0.33%	0.35%	0.35%	0.32%	0.36%	0.37%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.46%	0.56%	0.60%	0.59%	0.60%	0.53%	0.61%	0.63%	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.81%	2.23%	1.89%	1.95%	1.60%	1.78%	2.25%	1.87%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.25%	0.27%	0.27%	0.28%	0.25%	0.28%	0.30%	0.29%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$27.64	$27.56	$25.46	$29.55	$24.12	$19.67	$20.07	$18.72	$23.49	$20.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.74	0.55	0.73	0.61	0.49	0.52	0.41	0.48	0.53	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	5.32	0.07	2.05	(4.14)	5.43	6.41	(0.24)	1.87	(4.22)	3.58

Total from Investment Operations	6.06	0.62	2.78	(3.53)	5.92	6.93	0.17	2.35	(3.69)	4.07

Less Distributions:
Net Investment Income	(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.57)	(0.44)	(0.46)	(0.53)	(0.51)
Net Realized Gains	—	—	—	—	—	—	(0.13)	(0.54)	(0.55)	(0.46)

Total Distributions	(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.57)	(0.57)	(1.00)	(1.08)	(0.97)

Net Asset Value, End of Year	$33.05	$27.64	$27.56	$25.46	$29.55	$26.03	$19.67	$20.07	$18.72	$23.49

Total Return	21.91%	2.36%	11.06%	(12.14%)	24.83%	35.51%	0.81%	12.96%	(16.45%)	21.00%

Net Assets, End of Year (thousands)	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$6,632,914	$5,115,924	$4,879,733	$6,423,859	$6,304,406	$7,249,717
Ratio of Expenses to Average Net Assets (F)	0.39%	0.44%	0.48%	0.47%	0.50%	0.63%	0.69%	0.72%	0.70%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.49%	0.54%	0.58%	0.57%	0.60%	0.83%	0.89%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.07%	2.70%	2.08%	1.88%	2.10%	2.20%	2.44%	2.31%	2.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$23.78	$27.16	$26.64	$30.13	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.59	0.63	0.63	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	7.45	(3.27)	0.56	(3.48)	5.60

Total from Investment Operations	8.27	(2.68)	1.19	(2.85)	5.91

Less Distributions:
Net Investment Income	(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Total Distributions	(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Net Asset Value, End of Year	$31.28	$23.78	$27.16	$26.64	$30.13

Total Return	34.91%	(9.98%)	4.57%	(9.66%)	24.11%

Net Assets, End of Year (thousands)	$13,709	$12,587	$29,146	$25,150	$31,198
Ratio of Expenses to Average Net Assets (F)	0.74%	0.77%	0.81%	0.80%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.84%	0.87%	0.91%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.41%	2.29%	2.07%	1.19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$23.93	$27.34	$26.81	$30.32	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.90	0.71	0.70	0.73	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	7.50	(3.35)	0.57	(3.53)	5.40

Total from Investment Operations	8.40	(2.64)	1.27	(2.80)	6.01

Less Distributions:
Net Investment Income	(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Total Distributions	(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Net Asset Value, End of Year	$31.48	$23.93	$27.34	$26.81	$30.32

Total Return	35.24%	(9.75%)	4.83%	(9.45%)	24.41%

Net Assets, End of Year (thousands)	$13,258,001	$12,596,902	$17,161,936	$16,431,410	$19,383,230
Ratio of Expenses to Average Net Assets (F)	0.49%	0.52%	0.56%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.59%	0.62%	0.66%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.87%	2.54%	2.37%	2.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio					Emerging Markets Targeted Value Portfolio
								Period
	Year	Year	Year	Year	Year	Year	Year	Nov 14,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2018 ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019
Net Asset Value, Beginning of Year	$20.34	$20.59	$18.95	$22.38	$18.40	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.57	0.43	0.53	0.50	0.42	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	4.76	(0.22)	1.64	(3.47)	3.95	3.39	(0.59)	0.20

Total from Investment Operations	5.33	0.21	2.17	(2.97)	4.37	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—	—	—	—	—	(0.02)	(0.11)	—

Total Distributions	(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Year	$25.16	$20.34	$20.59	$18.95	$22.38	$13.13	$9.71	$10.43

Total Return	26.19%	1.13%	11.61%	(13.48%)	24.02%	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Year (thousands)	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.42%	0.49%	0.52%	0.52%	0.55%	0.72%	0.84%	0.85	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.42%	0.50%	0.53%	0.52%	0.56%	0.72%	0.87%	0.95	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.26%	2.19%	2.62%	2.25%	2.08%	2.19%	2.26%	2.30	%(D)(E)
Portfolio Turnover Rate	10%	15%	4%	4%	4%	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2021, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

		Percentage
		Ownership
Feeder Funds	Master/Underlying Funds	at 10/31/21
Japanese Small Company Portfolio	The Japanese Small Company Series	11%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	21%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%
Continental Small Company Portfolio	The Continental Small Company Series	13%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	79%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/21
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	7%
	DFA International Real Estate Securities Portfolio	61%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	2%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.15	%*
International Core Equity Portfolio	0.21	%*
Global Small Company Portfolio	0.41	%*
International Small Company Portfolio	0.32	%*
Japanese Small Company Portfolio	0.42	%*
Asia Pacific Small Company Portfolio	0.42	%*
United Kingdom Small Company Portfolio	0.42	%*
Continental Small Company Portfolio	0.42	%*
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%

DFA International Small Cap Value Portfolio	0.50	%*
International Vector Equity Portfolio	0.37	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.39	%*
World ex U.S. Core Equity Portfolio	0.26	%*
World Core Equity Portfolio	0.23	%*
Selectively Hedged Global Equity Portfolio	0.25	%*
Emerging Markets Portfolio	0.32	%*
Emerging Markets Small Cap Portfolio	0.55	%*
Emerging Markets Value Portfolio	0.42	%*
Emerging Markets Core Equity Portfolio	0.36	%*
Emerging Markets Targeted Value Portfolio	0.56	%*

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2021	February 28, 2021
Large Cap International Portfolio	0.18%	0.14%
International Core Equity Portfolio	0.24%	0.20%
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Japanese Small Company Portfolio	0.47%	0.40%
Asia Pacific Small Company Portfolio	0.47%	0.40%
United Kingdom Small Company Portfolio	0.47%	0.40%
Continental Small Company Portfolio	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
International Vector Equity Portfolio	0.42%	0.35%
World ex U.S. Value Portfolio	0.43%	0.37%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World Core Equity Portfolio	0.27%	0.22%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%
Emerging Markets Portfolio	0.37%	0.29%
Emerging Markets Small Cap Portfolio	0.60%	0.52%
Emerging Markets Value Portfolio	0.45%	0.41%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee

Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$183	—	—
Global Small Company Portfolio (2)	0.47%	—	31	$221	$530
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.40%	—	473	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.40%	—	436	—
United Kingdom Small Company Portfolio (4)	0.47%	0.40%	57	54	42
Continental Small Company Portfolio (4)	0.47%	0.40%	—	769	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	26	9,038	26,057
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.37%	—	564	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	129	2,035	595
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	722	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	6,401	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	10,859	—
Emerging Markets Value Portfolio (11)	—	0.41%	—	14,397	—

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$135	—	—
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.41%	—	$15	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.40% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.37% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the Total Management Fee Limit ). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series

(including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.
(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$15
International Core Equity Portfolio	245
Global Small Company Portfolio	—
DFA International Real Estate Securities Portfolio	219
DFA Global Real Estate Securities Portfolio	3
DFA International Small Cap Value Portfolio	46

Fees Paid Indirectly
International Vector Equity Portfolio	$5
International High Relative Profitability Portfolio	11
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	9
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Core Equity Portfolio	148
Emerging Markets Targeted Value Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$131
International Core Equity Portfolio	560
Global Small Company Portfolio	1
International Small Company Portfolio	349
Japanese Small Company Portfolio	15
Asia Pacific Small Company Portfolio	11
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	12
DFA International Real Estate Securities Portfolio	113
DFA Global Real Estate Securities Portfolio	140
DFA International Small Cap Value Portfolio	443
International Vector Equity Portfolio	58
International High Relative Profitability Portfolio	15
World ex U.S. Value Portfolio	5
World ex U.S. Core Equity Portfolio	49
World Core Equity Portfolio	11
Selectively Hedged Global Equity Portfolio	6
Emerging Markets Portfolio	171
Emerging Markets Small Cap Portfolio	149
Emerging Markets Value Portfolio	575
Emerging Markets Core Equity Portfolio	562
Emerging Markets Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$760,745	$920,316
International Core Equity Portfolio	$3,297,695	$2,389,163
DFA International Real Estate Securities Portfolio	$479,799	$465,185
DFA Global Real Estate Securities Portfolio	$444,129	$44,271
DFA International Small Cap Value Portfolio	$1,790,234	$2,589,583
International Vector Equity Portfolio	$504,971	$561,230
International High Relative Profitability Portfolio	$557,166	$286,057
World ex U.S. Core Equity Portfolio	$224,877	$367,855
Emerging Markets Core Equity Portfolio	$2,983,183	$4,376,483
Emerging Markets Targeted Value Portfolio	$68,912	$65,297

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$174,366	$1,590,749	$1,463,971	$(10)	$(9)	$301,125	26,026	$147	—

Total	$174,366	$1,590,749	$1,463,971	$(10)	$(9)	$301,125	26,026	$147	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,094,988	$6,232,681	$5,732,569	$(21)	$(71)	$1,595,008	137,857	$901	—

Total	$1,094,988	$6,232,681	$5,732,569	$(21)	$(71)	$1,595,008	137,857	$901	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$24,896	$23,482	$4,842	$336	$14,525	$58,397	1,204	$505	—

Total	$24,896	$23,482	$4,842	$336	$14,525	$58,397	1,204	$505	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$379,347	$3,575,577	$3,644,333	$(43)	$(2)	$310,546	26,841	$197	—

Total	$379,347	$3,575,577	$3,644,333	$(43)	$(2)	$310,546	26,841	$197	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,587,797	$364,344	$151,100	$(26,491)	$892,154	$3,666,704	727,521	—	—
DFA Real Estate Securities Portfolio	720,976	—	174,066	87,490	205,211	839,611	17,170	$21,150	$1,045
The DFA Short Term Investment Fund	72,156	789,441	644,538	(7)	(7)	217,045	18,759	64	—

Total	$3,380,929	$1,153,785	$969,704	$60,992	$1,097,358	$4,723,360	763,450	$21,214	$1,045

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$419,762	$1,651,783	$1,687,928	$(1)	$(25)	$383,591	33,154	$241	—

Total	$419,762	$1,651,783	$1,687,928	$(1)	$(25)	$383,591	33,154	$241	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,777	$653,553	$634,327	$(7)	$(8)	$142,988	12,359	$94	—

Total	$123,777	$653,553	$634,327	$(7)	$(8)	$142,988	12,359	$94	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$48,097	$751,910	$703,703	$(6)	$(2)	$96,296	8,323	—	—

Total	$48,097	$751,910	$703,703	$(6)	$(2)	$96,296	8,323	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$18,901	$7,152	$6,799	$252	$7,908	$27,414	1,238	$549	—

Total	$18,901	$7,152	$6,799	$252	$7,908	$27,414	1,238	$549	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$119,096	$626,628	$601,163	$(2)	$(5)	$144,554	12,494	$87	—

Total	$119,096	$626,628	$601,163	$(2)	$(5)	$144,554	12,494	$87	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$436,142	$78,579	$60,974	$8,638	$180,788	$643,173	17,743	$7,321	—
International Core Equity Portfolio	230,682	45,577	41,748	1,241	79,766	315,518	19,310	7,024	—
Emerging Markets Core Equity Portfolio	102,184	20,360	15,550	673	23,393	131,060	5,209	2,586	—

Total	$769,008	$144,516	$118,272	$10,552	$283,947	$1,089,751	42,262	$16,931	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$147,786	$14,404	$37,969	$9,881	$53,077	$187,179	5,645	$2,172	—
International Core Equity Portfolio	79,764	9,174	22,426	3,250	24,158	93,920	5,748	2,181	—
Emerging Markets Core Equity Portfolio	57,734	10,596	19,407	2,480	11,453	62,856	2,498	1,285	—

Total	$285,284	$34,174	$79,802	$15,611	$88,688	$343,955	13,891	$5,638	—

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$447,352	$2,246,309	$2,168,935	$(14)	$(32)	$524,680	45,348	$353	—

Total	$447,352	$2,246,309	$2,168,935	$(14)	$(32)	$524,680	45,348	$353	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,037	$23,447	$22,414	—	—	$3,070	265	—	—

Total	$2,037	$23,447	$22,414	—	—	$3,070	265	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2020	$119,035	—	—	$119,035
2021	144,492	—	—	144,492
International Core Equity Portfolio
2020	616,813	—	—	616,813
2021	761,635	—	—	761,635
Global Small Company Portfolio
2020	627	—	—	627
2021	727	—	—	727
International Small Company Portfolio
2020	251,539	$278,423	—	529,962
2021	220,133	—	—	220,133
Japanese Small Company Portfolio
2020	14,224	9,019	—	23,243
2021	10,581	—	—	10,581
Asia Pacific Small Company Portfolio
2020	14,178	—	—	14,178
2021	12,808	—	—	12,808
United Kingdom Small Company Portfolio
2020	969	1,478	—	2,447
2021	588	—	—	588
Continental Small Company Portfolio
2020	8,902	—	—	8,902
2021	13,462	—	—	13,462
DFA International Real Estate Securities Portfolio
2020	717,271	—	—	717,271
2021	—	—	—	—
DFA Global Real Estate Securities Portfolio
2020	509,001	90,019	—	599,020
2021	153,865	33,088	—	186,953
DFA International Small Cap Value Portfolio
2020	224,481	206,468	—	430,949
2021	258,254	—	—	258,254
International Vector Equity Portfolio
2020	57,641	—	—	57,641
2021	74,200	—	—	74,200
International High Relative Profitability Portfolio
2020	18,018	—	—	18,018
2021	43,180	—	—	43,180

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Value Portfolio
2020	$6,579	—	—	$6,579
2021	8,755	—	—	8,755
World ex U.S. Core Equity Portfolio
2020	75,535	—	—	75,535
2021	98,429	—	—	98,429
World Core Equity Portfolio
2020	14,888	$1,549	—	16,437
2021	16,210	—	—	16,210
Selectively Hedged Global Equity Portfolio
2020	9,635	—	—	9,635
2021	3,648	3,286	—	6,934
Emerging Markets Portfolio
2020	118,156	—	—	118,156
2021	122,695	—	—	122,695
Emerging Markets Small Cap Portfolio
2020	129,179	41,749	—	170,928
2021	128,503	—	—	128,503
Emerging Markets Value Portfolio
2020	442,052	—	—	442,052
2021	382,292	—	—	382,292
Emerging Markets Core Equity Portfolio
2020	585,760	—	—	585,760
2021	590,306	—	—	590,306
Emerging Markets Targeted Value Portfolio
2020	3,854	21	—	3,875
2021	4,500	—	—	4,500

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(6,059)	—	$(6,059)
International Core Equity Portfolio	(40,609)	—	(40,609)
Global Small Company Portfolio	(165)	$(59)	(224)
International Small Company Portfolio	(43,307)	(45,638)	(88,945)
Japanese Small Company Portfolio	(1,060)	(1,545)	(2,605)
Asia Pacific Small Company Portfolio	(1,655)	(2,324)	(3,979)
United Kingdom Small Company Portfolio	(111)	(88)	(199)
Continental Small Company Portfolio	(356)	—	(356)
DFA International Real Estate Securities Portfolio	(6,036)	—	(6,036)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Global Real Estate Securities Portfolio	$(8,798)	—	$(8,798)
DFA International Small Cap Value Portfolio	(32,335)	—	(32,335)
International Vector Equity Portfolio	(8,670)	—	(8,670)
International High Relative Profitability Portfolio	(2,917)	—	(2,917)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(4,928)	—	(4,928)
World Core Equity Portfolio	(300)	$(797)	(1,097)
Selectively Hedged Global Equity Portfolio	(740)	(1,080)	(1,820)
Emerging Markets Portfolio	(14,565)	(31,396)	(45,961)
Emerging Markets Small Cap Portfolio	(23,056)	(15,794)	(38,850)
Emerging Markets Value Portfolio	(51,755)	—	(51,755)
Emerging Markets Core Equity Portfolio	(47,544)	—	(47,544)
Emerging Markets Targeted Value Portfolio	(1,223)	(2,056)	(3,279)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$40,692	—	$(384,020)	$2,009,082	$1,665,754
International Core Equity Portfolio	306,366	—	(1,265,730)	9,065,458	8,106,094
Global Small Company Portfolio	1,302	$1,952	—	19,576	22,830
International Small Company Portfolio	306,340	367,879	—	2,939,662	3,613,881
Japanese Small Company Portfolio	8,625	9,423	—	71,540	89,588
Asia Pacific Small Company Portfolio	13,486	26,996	—	46,304	86,786
United Kingdom Small Company Portfolio	609	742	—	4,745	6,096
Continental Small Company Portfolio	10,051	13,197	—	230,638	253,886
DFA International Real Estate Securities Portfolio	448,351	—	(537,282)	12,844	(76,087)
DFA Global Real Estate Securities Portfolio	50,047	96,158	—	2,417,397	2,563,602
DFA International Small Cap Value Portfolio	284,171	38,835	—	2,128,251	2,451,257
International Vector Equity Portfolio	39,502	68,984	—	943,294	1,051,780
International High Relative Profitability Portfolio	10,940	10,953	—	489,184	511,077
World ex U.S. Value Portfolio	3,321	—	(9,885)	45,894	39,330
World ex U.S. Core Equity Portfolio	23,587	—	(100,475)	978,330	901,442
World Core Equity Portfolio	—	8,329	—	385,030	393,359
Selectively Hedged Global Equity Portfolio	5,390	13,787	—	148,706	167,883
Emerging Markets Portfolio	21,567	214,849	—	2,444,325	2,680,741
Emerging Markets Small Cap Portfolio	155,079	93,645	—	1,020,899	1,269,623

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Value Portfolio	$181,485	—	$(1,710,597)	$2,636,910	$1,107,798
Emerging Markets Core Equity Portfolio	182,437	—	(2,148,189)	8,909,426	6,943,674
Emerging Markets Targeted Value Portfolio	10,796	$10,941	—	42,666	64,403

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$384,020	$384,020
International Core Equity Portfolio	1,265,730	1,265,730
Global Small Company Portfolio	—	—
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	—	—
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	—	—
DFA International Real Estate Securities Portfolio	537,282	537,282
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	—	—
International High Relative Profitability Portfolio	—	—
World ex U.S. Value Portfolio	9,885	9,885
World ex U.S. Core Equity Portfolio	100,475	100,475
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,710,597	1,710,597
Emerging Markets Core Equity Portfolio	2,148,189	2,148,189
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$101,782
International Core Equity Portfolio	272,686
Global Small Company Portfolio	254
International Small Company Portfolio	311,522
Japanese Small Company Portfolio	4,708
Asia Pacific Small Company Portfolio	17,670
United Kingdom Small Company Portfolio	55

Continental Small Company Portfolio	$27,023
DFA International Small Cap Value Portfolio	427,289
International Vector Equity Portfolio	117,093
International High Relative Profitability Portfolio	26,305
World ex U.S. Value Portfolio	7,883
World ex U.S. Core Equity Portfolio	29,244
World Core Equity Portfolio	1,459
Emerging Markets Portfolio	149,571
Emerging Markets Small Cap Portfolio	395,108
Emerging Markets Value Portfolio	637,239
Emerging Markets Core Equity Portfolio	591,832

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,242,557	$2,159,880	$(150,672)	$2,009,208
International Core Equity Portfolio	26,675,979	11,314,807	(2,252,592)	9,062,215
Global Small Company Portfolio	80,911	18,156	—	18,156
International Small Company Portfolio	10,531,261	2,939,914	—	2,939,914
Japanese Small Company Portfolio	308,348	71,613	—	71,613
Asia Pacific Small Company Portfolio	335,341	46,308	—	46,308
United Kingdom Small Company Portfolio	39,419	8,087	(3,346)	4,741
Continental Small Company Portfolio	532,505	230,638	—	230,638
DFA International Real Estate Securities Portfolio	6,194,326	713,130	(699,671)	13,459
DFA Global Real Estate Securities Portfolio	8,328,063	2,648,735	(231,337)	2,417,398
DFA International Small Cap Value Portfolio	10,858,361	3,179,833	(1,052,322)	2,127,511
International Vector Equity Portfolio	2,874,292	1,143,997	(200,605)	943,392
International High Relative Profitability Portfolio	1,781,068	535,677	(46,497)	489,180
World ex U.S. Value Portfolio	262,198	46,383	—	46,383
World ex U.S. Core Equity Portfolio	3,203,619	1,289,404	(308,898)	980,506
World Core Equity Portfolio	704,721	385,030	—	385,030
Selectively Hedged Global Equity Portfolio	195,268	148,706	—	148,706
Emerging Markets Portfolio	3,739,638	2,490,152	—	2,490,152
Emerging Markets Small Cap Portfolio	4,058,588	1,058,119	—	1,058,119
Emerging Markets Value Portfolio	10,486,707	2,707,721	—	2,707,721
Emerging Markets Core Equity Portfolio	20,475,039	11,573,568	(2,498,617)	9,074,951
Emerging Markets Targeted Value Portfolio	192,272	55,915	(11,757)	44,158

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$1,397	45	$3,669	151
Shares Issued in Lieu of Cash Distributions	349	12	570	22
Shares Redeemed	(4,468)	(148)	(16,724)	(717)

Net Increase (Decrease) — Class R2 Shares	$(2,722)	(91)	$(12,485)	(544)

Institutional Class Shares
Shares Issued	$1,801,928	58,072	$3,019,595	131,537
Shares Issued in Lieu of Cash Distributions	368,063	12,127	425,160	16,845
Shares Redeemed	(5,470,382)	(175,490)	(5,831,173)	(249,652)

Net Increase (Decrease) — Institutional Class Shares	$(3,300,391)	(105,291)	$(2,386,418)	(101,270)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$48,340
International Core Equity Portfolio	—	266,565
Global Small Company Portfolio	—	146
International Small Company Portfolio	—	86,184
DFA International Real Estate Securities Portfolio	—	39,583
DFA International Small Cap Value Portfolio	—	115,129
International Vector Equity Portfolio	—	1,640
International High Relative Profitability Portfolio	—	4,911
World ex U.S. Core Equity Portfolio	—	28,420
Selectively Hedged Global Equity Portfolio	107,658	4,064
Emerging Markets Core Equity Portfolio	—	226,591

	Forward Currency Contracts*	Futures**
Emerging Markets Targeted Value Portfolio	$—	$1,700

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Large Cap International Portfolio	$1,633	—	$1,633
International Core Equity Portfolio	9,003	—	9,003
International Small Company Portfolio	2,141	—	2,141
DFA International Real Estate Securities Portfolio	1,410	—	1,410
DFA International Small Cap Value Portfolio	4,502	—	4,502
International Vector Equity Portfolio	826	—	826
World ex U.S. Core Equity Portfolio	1,034	—	1,034
Selectively Hedged Global Equity Portfolio	838	$736	102
Emerging Markets Core Equity Portfolio	8,055	—	8,055
Emerging Markets Targeted Value Portfolio	54	—	54

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	October 31, 2021	Contracts (3)
Selectively Hedged Global Equity Portfolio	$(389)	$(389)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$14,606	—	$14,606
International Core Equity Portfolio	79,338	—	79,338

	Realized Gain (Loss) on
	Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Global Small Company Portfolio	$35	—	$35	*
International Small Company Portfolio	26,350	—	26,350
DFA International Real Estate Securities Portfolio	13,260	—	13,260
DFA Global Real Estate Securities Portfolio	1,671	—	1,671	*
DFA International Small Cap Value Portfolio	26,234	—	26,234
International Vector Equity Portfolio	(437)	—	(437)
International High Relative Profitability Portfolio	2,062	—	2,062
World ex U.S. Core Equity Portfolio	8,882	—	8,882
World Core Equity Portfolio	(18)	—	(18	)*
Selectively Hedged Global Equity Portfolio	1,941	$694	1,247
Emerging Markets Core Equity Portfolio	67,395	—	67,395
Emerging Markets Targeted Value Portfolio	348	—	348

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$2,380	—	$2,380
International Core Equity Portfolio	10,863	—	10,863
International Small Company Portfolio	3,416	—	3,416
DFA International Real Estate Securities Portfolio	3,086	—	3,086
DFA International Small Cap Value Portfolio	9,695	—	9,695
International Vector Equity Portfolio	826	—	826
International High Relative Profitability Portfolio	145	—	145
World ex U.S. Core Equity Portfolio	1,632	—	1,632
Selectively Hedged Global Equity Portfolio	317	$121	196
Emerging Markets Core Equity Portfolio	15,950	—	15,950
Emerging Markets Targeted Value Portfolio	67	—	67

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2021 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
UBSAG	—	—	—	—	—	$11	$11	—	—	$11
Citibank NA	—	—	—	—	—	29	29	—	—	29
Bank of America Corp.	$535	$535	—	—	$535	—	—	—	—	—
State Street Bank and Trust	167	167	$(1)	—	166	1	1	$(1)	—	—
HSBC Bank	—	—	—	—	—	267	267	—	—	267
Goldman Sachs International	15	15	—	—	15	—	—	—	—	—
Barclays Capital	—	—	—	—	—	23	23	—	—	23
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	56	56	—	—	56
JP Morgan	17	17	—	—	17	—	—	—	—	—
Morgan Stanley and Co. International	2	2	(2)	—	—	2	2	(2)	—	—

Total	$736	$736	$(3)	—	$733	$389	$389	$(3)	—	$386

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Large Cap International Portfolio	0.83%	$2,206	10	$1	$16,289	—
Global Small Company Portfolio	0.83%	258	35	—	2,031	—
International Small Company Portfolio	0.83%	4,651	5	1	15,443	—
DFA International Real Estate Securities Portfolio	0.84%	2,495	14	1	14,265	—
DFA Global Real Estate Securities Portfolio	0.83%	4,695	9	1	11,900	—
DFA International Small Cap Value Portfolio	0.83%	5,235	9	1	11,048	—
International Vector Equity Portfolio	0.83%	1,137	13	—	7,344	—
International High Relative Profitability Portfolio	0.81%	19,903	1	—	19,903	—
World ex U.S. Value Portfolio	0.83%	638	41	1	9,903	—
World ex U.S. Core Equity Portfolio	0.83%	2,422	14	1	7,282	—
World Core Equity Portfolio	0.83%	897	55	1	6,573	$142
Selectively Hedged Global Equity Portfolio	0.83%	4,360	2	—	4,401	—
Emerging Markets Core Equity Portfolio	0.84%	11,679	2	1	22,991	—
Emerging Markets Targeted Value Portfolio	0.84%	4,266	16	2	7,233	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2021
Emerging Markets Core Equity Portfolio	Borrower	0.44%	$10	1	—	$10	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$180,663	$60,935	$(8,996)
International Core Equity Portfolio	167,844	149,445	(11,095)
DFA Global Real Estate Securities Portfolio	36,687	137	11
DFA International Small Cap Value Portfolio	81,551	233,303	55,507
International Vector Equity Portfolio	24,237	45,657	10,045
International High Relative Profitability Portfolio	80,493	33,215	873
World ex U.S. Core Equity Portfolio	9,977	19,866	(2,408)
Emerging Markets Core Equity Portfolio	5,509	3,612	299
Emerging Markets Targeted Value Portfolio	292	1,418	100

K. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$55,186
International Core Equity Portfolio	314,556
DFA International Real Estate Securities Portfolio	16,995
DFA International Small Cap Value Portfolio	86,568
International Vector Equity Portfolio	49,380
International High Relative Profitability Portfolio	10,536
World ex U.S. Core Equity Portfolio	67,744
Emerging Markets Core Equity Portfolio	1,231,666
Emerging Markets Targeted Value Portfolio	7,426

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$301,155	—	—	—	$301,155
International Core Equity Portfolio
Common Stocks, Rights/Warrants	1,595,091	—	—	—	1,595,091
DFA International Real Estate Securities Portfolio
Common Stocks	310,621	—	—	—	310,621
DFA Global Real Estate Securities Portfolio
Common Stocks	217,101	—	—	—	217,101
DFA International Small Cap Value Portfolio
Common Stocks	383,569	—	—	—	383,569
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	142,982	—	—	—	142,982
International High Relative Profitability Portfolio
Common Stocks	96,300	—	—	—	96,300
World ex U.S. Core Equity Portfolio
Common Stocks	144,566	—	—	—	144,566
Emerging Markets Core Equity Portfolio
Common Stocks	524,700	—	—	—	524,700
Emerging Markets Targeted Value Portfolio
Common Stocks	3,070	—	—	—	3,070

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

P. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	72%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	76%
Japanese Small Company Portfolio-Institutional Class	3	87%
Asia Pacific Small Company Portfolio-Institutional Class	2	92%
United Kingdom Small Company Portfolio-Institutional Class	4	94%
Continental Small Company Portfolio-Institutional Class	2	91%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	68%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	84%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International High Relative Profitability Portfolio-Institutional Class	3	90%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	85%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	91%
Emerging Markets Portfolio-Institutional Class	3	63%
Emerging Markets Small Cap Portfolio-Institutional Class	4	65%
Emerging Markets Value Portfolio-Class R2	1	96%
Emerging Markets Value Portfolio-Institutional Class	2	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	65%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of Large Cap International Portfolio, International Core Equity Portfolio, Global Small Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings of Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio and schedules of investments of Global Small Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio (twenty-two of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Class R2 vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the Master Fund held approximately 510 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 50.55% for the Portfolio’s Class R2 shares, 50.90% for the Portfolio’s Institutional Class shares, and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,056.00	0.60%	$3.11
Institutional Class Shares	$1,000.00	$1,057.20	0.36%	$1.87
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.18	0.60%	$3.06
Institutional Class Shares	$1,000.00	$1,023.39	0.36%	$1.84

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,316,979,479

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,316,979,479

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

DFA
International
Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,316,979
Receivables:
Fund Shares Sold	2,639
Prepaid Expenses and Other Assets	56

Total Assets	8,319,674

LIABILITIES:
Payables:
Fund Shares Redeemed	3,955
Due to Advisor	705
Accrued Expenses and Other Liabilities	781

Total Liabilities	5,441

NET ASSETS	$8,314,233

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,753 and shares outstanding of 88,780	$19.74

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,312,480 and shares outstanding of 419,860,628	$19.80

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,198,087
Total Distributable Earnings (Loss)	1,116,146

NET ASSETS	$8,314,233

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

DFA
International
Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $28,683)	$301,702
Income from Securities Lending	2,931
Expenses Allocated from Affiliated Investment Companies	(17,844)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	286,789

Fund Expenses
Investment Management Fees	25,884
Accounting & Transfer Agent Fees	1,157
Shareholder Servicing Fees Class R2 Shares	3
Filing Fees	187
Shareholders’ Reports	172
Directors’/Trustees’ Fees & Expenses	89
Professional Fees	33
Other	45

Total Fund Expenses	27,570

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	3
Institutional Class Shares	16,403

Net Expenses	11,164

Net Investment Income (Loss)	275,625

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,522,431

Net Realized and Unrealized Gain (Loss)	2,900,411

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,176,036

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$275,625	$198,052
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	377,980	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,522,431	(1,563,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,176,036	(1,682,069)

Distributions:
Class R2 Shares	(43)	(29)
Institutional Class Shares	(258,413)	(226,414)

Total Distributions	(258,456)	(226,443)

Capital Share Transactions (1):
Shares Issued	1,043,206	2,636,246
Shares Issued in Lieu of Cash Distributions	254,720	222,167
Shares Redeemed	(2,459,596)	(3,566,247)

Net Increase (Decrease) from Capital Share Transactions	(1,161,670)	(707,834)

Total Increase (Decrease) in Net Assets	1,755,910	(2,616,346)
Net Assets
Beginning of Year	6,558,323	9,174,669

End of Year	$8,314,233	$6,558,323

(1) Shares Issued and Redeemed:
Shares Issued	56,340	194,702
Shares Issued in Lieu of Cash Distributions	13,672	14,542
Shares Redeemed	(134,474)	(258,909)

Net Increase (Decrease) from Shares Issued and Redeemed	(64,462)	(49,665)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.50	$17.13	$17.68	$19.89	$16.27
Income from Investment Operations (A)
Net Investment Income (Loss)	0.62	0.38	0.58	0.54	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	6.17	(3.61)	(0.10)	(2.21)	3.61

Total from Investment Operations	6.79	(3.23)	0.48	(1.67)	4.16

Less Distributions:
Net Investment Income	(0.55)	(0.40)	(0.51)	(0.54)	(0.54)
Net Realized Gains	—	—	(0.52)	—	—

Total Distributions	(0.55)	(0.40)	(1.03)	(0.54)	(0.54)

Net Asset Value, End of Year	$19.74	$13.50	$17.13	$17.68	$19.89

Total Return	50.55%	(19.08%)	3.13%	(8.59%)	25.99%

Net Assets, End of Year (thousands)	$1,753	$835	$1,191	$1,477	$3,508
Ratio of Expenses to Average Net Assets (F)	0.60%	0.65%	0.69%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.80%	0.85%	0.89%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.31%	2.56%	3.43%	2.72%	3.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.54	$17.18	$17.74	$19.94	$16.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.62	0.38	0.63	0.60	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	6.23	(3.58)	(0.11)	(2.21)	3.66

Total from Investment Operations	6.85	(3.20)	0.52	(1.61)	4.22

Less Distributions:
Net Investment Income	(0.59)	(0.44)	(0.56)	(0.59)	(0.58)
Net Realized Gains	—	—	(0.52)	—	—

Total Distributions	(0.59)	(0.44)	(1.08)	(0.59)	(0.58)

Net Asset Value, End of Year	$19.80	$13.54	$17.18	$17.74	$19.94

Total Return	50.90%	(18.87%)	3.37%	(8.32%)	26.36%

Net Assets, End of Year (thousands)	$8,312,480	$6,557,488	$9,173,478	$9,421,965	$9,837,631
Ratio of Expenses to Average Net Assets (F)	0.36%	0.40%	0.44%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.56%	0.60%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.36%	2.57%	3.70%	3.01%	3.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2021, the Portfolio owned 68% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.32	%*

*	Effective as of February 28, 2021, the management fee payable by the Portfolio was reduced from 0.35% to 0.30%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2021, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the

Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
DFA International Value Portfolio (1)	—	0.30%	—	$16,403	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.30%	—	3	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$282

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2020	$226,443	—	—	$226,443
2021	258,456	—	—	258,456

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(2,374)	—	$(2,374)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
DFA International Value Portfolio	$109,693	—	$1,006,924	$1,116,617

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$349,633

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$7,309,852	$1,128,895	$(121,757)	$1,007,138

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$1,954	104	$354	23
Shares Issued in Lieu of Cash Distributions	43	2	29	2
Shares Redeemed	(1,495)	(80)	(473)	(32)

Net Increase (Decrease) — Class R2 Shares	$502	26	$(90)	(7)

Institutional Class Shares
Shares Issued	$1,041,251	56,236	$2,635,892	194,679
Shares Issued in Lieu of Cash Distributions	254,677	13,670	222,138	14,540
Shares Redeemed	(2,458,101)	(134,394)	(3,565,774)	(258,877)

Net Increase (Decrease) — Institutional Class Shares	$(1,162,173)	(64,488)	$(707,744)	(49,658)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio-Class R2	5	94%
DFA International Value Portfolio-Institutional Class	3	65%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2021 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The United Kingdom Small Company Series vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the Series held approximately 510 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 51.09% for the Series and 35.59% for the MSCI World ex USA Index (net dividends), the Series’ benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series’ focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 1,820 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 13.08% for the Series and 13.18% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed. Conversely, the Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those stocks underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 830 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 38.31% for the Series and 34.27% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations, particularly in Australia, contributed positively to relative performance, as larger stocks held by the index underperformed. The Series’ exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 51.93% for the Series and 45.72% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the period.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 1,160 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 51.24% for the Series and 49.80% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. The Series also generally excludes certain companies with high asset growth. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 59.72% for the Series and 53.21% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the period. The Series’ greater emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, as these stocks outperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher- profitability within the large-cap segment of emerging markets. As of October 31, 2021, the Series held approximately 1,720 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 22.22% for the Series and 16.96% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. The Series’ greater allocation to stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts in emerging markets. The Portfolio’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 4,960 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 36.03% for the Series and 16.96% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,058.40	0.22%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,042.30	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,017.60	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,058.70	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,098.50	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Emerging Markets Series
Actual Fund Return	$1,000.00	$964.10	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,008.40	0.27%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to The United Kingdom Small Company Series). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.8%
Consumer Discretionary	14.7%
Consumer Staples	4.5%
Energy	12.6%
Financials	30.7%
Health Care	4.9%
Industrials	11.3%
Information Technology	0.9%
Materials	11.8%
Real Estate	2.3%
Utilities	1.5%

100.0%

The Japanese Small Company Series
Communication Services	3.1%
Consumer Discretionary	14.4%
Consumer Staples	7.3%
Energy	1.0%
Financials	8.4%
Health Care	4.5%
Industrials	30.5%
Information Technology	15.5%
Materials	12.1%
Real Estate	1.7%
Utilities	1.5%

100.0%

The Asia Pacific Small Company Series
Communication Services	6.4%
Consumer Discretionary	17.9%
Consumer Staples	8.0%
Energy	3.4%
Financials	12.4%
Health Care	6.0%
Industrials	12.0%
Information Technology	9.2%
Materials	14.3%
Real Estate	6.4%
Utilities	4.0%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.8%
Consumer Discretionary	20.0%
Consumer Staples	6.8%
Energy	2.3%
Financials	16.7%
Health Care	3.2%
Industrials	25.8%
Information Technology	8.6%
Materials	6.6%
Real Estate	3.7%
Utilities	2.5%

100.0%

The Continental Small Company Series
Communication Services	4.3%
Consumer Discretionary	10.3%
Consumer Staples	4.0%
Energy	2.4%
Financials	13.9%
Health Care	6.8%
Industrials	27.9%
Information Technology	11.2%
Materials	8.4%
Real Estate	6.5%
Utilities	4.3%

100.0%

The Canadian Small Company Series
Communication Services	1.4%
Consumer Discretionary	6.3%
Consumer Staples	5.2%
Energy	20.3%
Financials	11.5%
Health Care	1.5%
Industrials	12.3%
Information Technology	3.2%
Materials	24.6%
Real Estate	4.2%
Utilities	9.5%

100.0%

The Emerging Markets Series
Communication Services	9.5%
Consumer Discretionary	12.1%
Consumer Staples	6.7%
Energy	4.7%
Financials	19.4%
Health Care	4.0%
Industrials	6.7%
Information Technology	20.7%
Materials	11.0%
Real Estate	2.6%
Utilities	2.6%

100.0%

The Emerging Markets Small Cap Series
Communication Services	4.4%
Consumer Discretionary	13.1%
Consumer Staples	6.7%
Energy	2.0%
Financials	8.6%
Health Care	7.5%
Industrials	15.5%
Information Technology	16.5%
Materials	13.8%
Real Estate	6.9%
Utilities	5.0%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.0%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$146,588,595	1.2%
National Australia Bank Ltd.	4,975,285	108,172,523	0.9%
Westpac Banking Corp.	8,060,284	156,813,850	1.3%
Other Securities		342,062,377	2.7%

TOTAL AUSTRALIA		753,637,345	6.1%

AUSTRIA — (0.0%)
Other Securities		1,511,840	0.0%

BELGIUM — (0.7%)
Other Securities		84,789,324	0.7%

CANADA — (9.4%)
# Bank of Montreal	180,174	19,562,040	0.2%
Bank of Montreal	1,448,818	157,211,241	1.3%
Bank of Nova Scotia	495,702	32,499,402	0.3%
Bank of Nova Scotia	1,698,160	111,331,370	0.9%
# Canadian Imperial Bank of Commerce	907,318	110,093,685	0.9%
Canadian Imperial Bank of Commerce	248,491	30,132,019	0.3%
Canadian Natural Resources Ltd.	489,228	20,792,981	0.2%
Canadian Natural Resources Ltd.	3,476,035	147,766,248	1.2%
Other Securities		557,468,956	4.3%

TOTAL CANADA		1,186,857,942	9.6%

DENMARK — (2.2%)
DSV AS	309,306	71,888,035	0.6%
# Vestas Wind Systems AS	1,973,579	85,317,056	0.7%
Other Securities		116,222,387	0.9%

TOTAL DENMARK		273,427,478	2.2%

FINLAND — (0.9%)
Other Securities		117,103,920	1.0%

FRANCE — (9.8%)
AXA SA	1,974,356	57,439,907	0.5%
# BNP Paribas SA	1,824,346	122,116,632	1.0%
Cie de Saint-Gobain	1,844,395	127,286,369	1.0%
Cie Generale des Etablissements Michelin SCA	622,212	97,822,573	0.8%
Orange SA	5,978,647	65,196,841	0.5%
TotalEnergies SE	6,840,726	342,549,007	2.8%
Other Securities		425,218,764	3.5%

TOTAL FRANCE		1,237,630,093	10.1%

GERMANY — (6.5%)
Allianz SE	559,039	129,814,638	1.1%
Bayerische Motoren Werke AG	1,003,964	101,436,507	0.8%
Daimler AG	2,568,275	254,933,183	2.1%
Volkswagen AG	111,321	36,190,216	0.3%
Other Securities		297,572,604	2.4%

TOTAL GERMANY		819,947,148	6.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (1.9%)
Other Securities		$241,189,297	2.0%

IRELAND — (0.4%)
Other Securities		46,959,387	0.4%

ISRAEL — (0.4%)
Other Securities		50,389,622	0.4%

ITALY — (1.9%)
Intesa Sanpaolo SpA	21,991,838	62,504,673	0.5%
Other Securities		172,510,027	1.4%

TOTAL ITALY		235,014,700	1.9%

JAPAN — (20.4%)
Hitachi Ltd.	997,700	57,492,003	0.5%
Honda Motor Co. Ltd.	3,522,000	104,173,232	0.8%
Mitsubishi Corp.	1,817,600	57,795,971	0.5%
ORIX Corp.	3,324,900	66,086,674	0.5%
SoftBank Group Corp.	1,571,580	85,081,195	0.7%
Takeda Pharmaceutical Co. Ltd.	2,595,871	72,855,226	0.6%
Toyota Motor Corp.	16,646,950	293,721,364	2.4%
# Toyota Motor Corp., Sponsored ADR	49,541	8,747,454	0.1%
Other Securities		1,825,296,083	14.8%

TOTAL JAPAN		2,571,249,202	20.9%

NETHERLANDS — (5.0%)
ING Groep NV	4,722,058	71,628,435	0.6%
Koninklijke Ahold Delhaize NV	4,840,597	157,476,505	1.3%
Koninklijke DSM NV	340,858	74,470,035	0.6%
Stellantis NV	3,600,675	71,894,458	0.6%
Other Securities		248,451,361	2.0%

TOTAL NETHERLANDS		623,920,794	5.1%

NEW ZEALAND — (0.2%)
Other Securities		30,228,390	0.2%

NORWAY — (1.1%)
Other Securities		132,380,863	1.1%

PORTUGAL — (0.1%)
Other Securities		9,221,253	0.1%

SINGAPORE — (0.7%)
Other Securities		88,513,432	0.7%

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	9,200,845	64,388,674	0.5%
# Banco Santander SA	42,993,563	163,078,151	1.4%
Other Securities		50,876,176	0.4%

TOTAL SPAIN		278,343,001	2.3%

SWEDEN — (2.7%)
Other Securities		337,295,776	2.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (8.3%)
ABB Ltd.	1,805,001	$59,715,251	0.5%
Cie Financiere Richemont SA	797,506	98,691,665	0.8%
Novartis AG	1,706,093	141,115,564	1.2%
Novartis AG, Sponsored ADR	794,280	65,734,613	0.5%
UBS Group AG	6,030,163	109,765,116	0.9%
# UBS Group AG	1,233,581	22,389,495	0.2%
Zurich Insurance Group AG	344,357	152,626,097	1.2%
Other Securities		392,342,286	3.2%

TOTAL SWITZERLAND		1,042,380,087	8.5%

UNITED KINGDOM — (13.9%)
Aviva PLC	13,916,649	75,093,073	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	78,722,568	0.6%
BP PLC	7,690,578	36,844,794	0.3%
BP PLC, Sponsored ADR	5,912,515	170,221,307	1.4%
British American Tobacco PLC	3,024,009	105,188,388	0.9%
# British American Tobacco PLC, Sponsored ADR	838,885	29,293,864	0.2%
Glencore PLC	23,897,614	119,501,940	1.0%
HSBC Holdings PLC	13,535,003	81,550,718	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	69,889,024	0.6%
Lloyds Banking Group PLC	164,752,825	112,753,659	0.9%
Royal Dutch Shell PLC, Class B	283,225	6,499,652	0.0%
Royal Dutch Shell PLC, Sponsored ADR, Class B	8,519,230	390,521,503	3.2%
Vodafone Group PLC	58,351,986	86,002,139	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	59,967,459	0.5%
Other Securities		326,711,444	2.6%

TOTAL UNITED KINGDOM		1,748,761,532	14.2%

UNITED STATES — (0.0%)
Other Security		1,789,521	0.0%

TOTAL COMMON STOCKS		11,912,541,947	96.9%

PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
Volkswagen AG	601,156	134,918,290	1.1%
Other Securities		44,965,817	0.4%

TOTAL GERMANY		179,884,107	1.5%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		275,183	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,175,872,330)		12,092,701,237

		Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	42,813,604	495,353,403	4.0%

TOTAL INVESTMENTS—(100.0%) (Cost $10,671,138,666)		$12,588,054,640	102.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	384	12/17/21	$85,247,563	$88,262,400	$3,014,837

Total Futures Contracts			$85,247,563	$88,262,400	$3,014,837

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$753,637,345	—	$753,637,345
Austria	—	1,511,840	—	1,511,840
Belgium	—	84,789,324	—	84,789,324
Canada	$1,186,857,942	—	—	1,186,857,942
Denmark	—	273,427,478	—	273,427,478
Finland	—	117,103,920	—	117,103,920
France	—	1,237,630,093	—	1,237,630,093
Germany	20,713,362	799,233,786	—	819,947,148
Hong Kong	—	241,189,297	—	241,189,297
Ireland	25,356,712	21,602,675	—	46,959,387
Israel	6,959,330	43,430,292	—	50,389,622
Italy	6,135,895	228,878,805	—	235,014,700
Japan	26,448,456	2,544,800,746	—	2,571,249,202
Netherlands	31,160,475	592,760,319	—	623,920,794
New Zealand	—	30,228,390	—	30,228,390
Norway	—	132,380,863	—	132,380,863
Portugal	—	9,221,253	—	9,221,253
Singapore	12,626,088	75,887,344	—	88,513,432
Spain	8,226,977	270,116,024	—	278,343,001
Sweden	—	337,295,776	—	337,295,776
Switzerland	105,717,225	936,662,862	—	1,042,380,087
United Kingdom	822,729,229	926,032,303	—	1,748,761,532
United States	1,789,521	—	—	1,789,521
Preferred Stocks
Germany	—	179,884,107	—	179,884,107
Rights/Warrants
Canada	—	275,183	—	275,183
Securities Lending Collateral	—	495,353,403	—	495,353,403
Futures Contracts**	3,014,837	—	—	3,014,837

TOTAL	$2,257,736,049	$10,333,333,428	—	$12,591,069,477

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
Other Securities		$105,693,477	3.1%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	9,276,381	0.3%
Takashimaya Co. Ltd.	914,300	8,465,774	0.3%
Other Securities		471,009,353	13.7%

TOTAL CONSUMER DISCRETIONARY		488,751,508	14.3%

CONSUMER STAPLES — (7.2%)
Milbon Co. Ltd.	159,852	9,570,980	0.3%
Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179	0.3%
Sapporo Holdings Ltd.	392,620	8,518,732	0.3%
Other Securities		219,656,754	6.4%

TOTAL CONSUMER STAPLES		248,614,645	7.3%

ENERGY — (0.9%)
Other Securities		32,702,071	1.0%

FINANCIALS — (8.2%)
Credit Saison Co. Ltd.	735,700	9,019,474	0.3%
Hirogin Holdings, Inc.	1,512,200	8,331,078	0.3%
Jafco Group Co. Ltd.	204,100	12,931,197	0.4%
Other Securities		253,393,996	7.3%

TOTAL FINANCIALS		283,675,745	8.3%

HEALTH CARE — (4.4%)
H.U. Group Holdings, Inc.	362,400	8,937,241	0.3%
Nipro Corp.	809,400	8,224,859	0.2%
Other Securities		134,032,273	3.9%

TOTAL HEALTH CARE		151,194,373	4.4%

INDUSTRIALS — (29.9%)
Daiseki Co. Ltd.	292,755	13,664,852	0.4%
DMG Mori Co. Ltd.	728,000	12,536,750	0.4%
* Fujikura Ltd.	1,714,800	9,249,370	0.3%
Furukawa Electric Co. Ltd.	424,300	9,284,144	0.3%
GS Yuasa Corp.	375,183	8,167,598	0.2%
Hazama Ando Corp.	1,294,000	8,762,584	0.3%
Hitachi Zosen Corp.	1,034,779	8,113,625	0.2%
Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534	0.2%
INFRONEER Holdings, Inc.	1,192,388	9,875,975	0.3%
Japan Steel Works Ltd.	348,100	10,226,224	0.3%
Meitec Corp.	166,200	9,996,518	0.3%
Mirait Holdings Corp.	583,135	11,215,268	0.3%
Nagase & Co. Ltd.	578,600	9,793,254	0.3%
Nichias Corp.	391,000	9,573,627	0.3%
Nishimatsu Construction Co. Ltd.	345,000	9,951,583	0.3%
# OSG Corp.	511,900	8,516,449	0.3%
Outsourcing, Inc.	768,100	14,734,721	0.4%
Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Ushio, Inc.	651,100	$11,648,428	0.4%
Other Securities		838,064,288	24.4%

TOTAL INDUSTRIALS		1,032,367,290	30.2%

INFORMATION TECHNOLOGY — (15.2%)
Alps Alpine Co. Ltd.	1,039,300	10,155,061	0.3%
# Anritsu Corp.	636,100	10,548,092	0.3%
Daiwabo Holdings Co. Ltd.	582,700	10,258,415	0.3%
Ferrotec Holdings Corp.	232,000	7,782,329	0.2%
Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827	0.2%
Nippon Electric Glass Co. Ltd.	515,736	13,168,257	0.4%
NSD Co. Ltd.	508,160	9,682,738	0.3%
Tokyo Seimitsu Co. Ltd.	253,800	10,333,728	0.3%
Topcon Corp.	684,300	12,200,386	0.4%
Ulvac, Inc.	162,300	9,105,840	0.3%
Other Securities		423,947,927	12.4%

TOTAL INFORMATION TECHNOLOGY		525,226,600	15.4%

MATERIALS — (11.9%)
ADEKA Corp.	602,400	13,400,601	0.4%
# Asahi Holdings, Inc.	464,800	8,295,809	0.3%
Dowa Holdings Co. Ltd.	208,205	8,695,455	0.3%
Kobe Steel Ltd.	1,495,100	8,784,296	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693	0.3%
Sumitomo Bakelite Co. Ltd.	192,800	8,664,946	0.3%
Toagosei Co. Ltd.	740,500	8,275,887	0.2%
Ube Industries Ltd.	430,100	8,013,345	0.2%
Yamato Kogyo Co. Ltd.	253,200	8,489,870	0.3%
Other Securities		326,086,787	9.4%

TOTAL MATERIALS		409,401,689	12.0%

REAL ESTATE — (1.7%)
Other Securities		57,897,941	1.7%

UTILITIES — (1.5%)
Nippon Gas Co. Ltd.	684,000	8,484,055	0.3%
West Holdings Corp.	143,603	8,026,221	0.2%
Other Securities		35,924,861	1.0%

TOTAL UTILITIES		52,435,137	1.5%

TOTAL COMMON STOCKS (Cost $2,886,201,109)		3,387,960,476	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	5,314,587	61,489,772	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,947,678,139)		$3,449,450,248	101.0%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772

TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	AMP Ltd.	12,893,152	$10,548,526	0.6%
	ARB Corp. Ltd.	521,174	19,195,274	1.1%
	Bapcor Ltd.	2,189,248	13,204,770	0.7%
#	Breville Group Ltd.	681,670	15,172,506	0.8%
	Brickworks Ltd.	486,532	8,731,553	0.5%
	Carsales.com Ltd.	553,743	10,362,825	0.6%
	Challenger Ltd.	2,321,555	12,194,726	0.7%
*	Corporate Travel Management Ltd.	650,080	12,044,252	0.7%
	Credit Corp. Group Ltd.	442,571	10,527,755	0.6%
	CSR Ltd.	3,109,441	13,958,892	0.8%
	Downer EDI Ltd.	2,071,013	9,901,826	0.6%
	Eagers Automotive Ltd.	775,292	8,710,647	0.5%
	Elders Ltd.	1,009,369	9,169,814	0.5%
	Healius Ltd.	3,973,423	14,549,415	0.8%
	Iluka Resources Ltd.	1,999,707	14,266,701	0.8%
	IOOF Holdings Ltd.	3,815,495	11,809,268	0.7%
	IRESS Ltd.	1,225,060	11,168,044	0.6%
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232	0.5%
#	Metcash Ltd.	6,296,220	19,404,717	1.1%
	nib holdings Ltd.	2,951,426	14,861,717	0.8%
*	Orocobre Ltd.	2,264,756	15,294,789	0.8%
	Orora Ltd.	5,931,076	14,837,472	0.8%
	Pendal Group Ltd.	2,058,779	10,413,306	0.6%
	Perpetual Ltd.	376,124	10,750,588	0.6%
*	Perseus Mining Ltd.	8,114,950	9,622,883	0.5%
	Premier Investments Ltd.	458,786	10,647,565	0.6%
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122	0.9%
	Sandfire Resources Ltd.	2,725,681	11,481,645	0.6%
	Sims Ltd.	1,175,465	12,796,166	0.7%
	Spark Infrastructure Group	10,978,157	23,274,771	1.3%
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914	0.6%
	Steadfast Group Ltd.	3,596,653	12,654,068	0.7%
	Super Retail Group Ltd.	1,085,264	10,646,830	0.6%
	Technology One Ltd.	1,674,190	15,547,005	0.9%
*	Webjet Ltd.	2,061,672	9,866,315	0.5%
*	Whitehaven Coal Ltd.	5,382,983	10,652,888	0.6%
#*	Zip Co. Ltd.	1,986,170	9,816,301	0.5%
	Other Securities		645,675,521	35.1%

TOTAL AUSTRALIA			1,109,683,609	60.9%

CHINA — (0.0%)
	Other Securities		138,963	0.0%

HONG KONG — (21.0%)
	ASM Pacific Technology Ltd.	1,406,800	15,222,149	0.8%
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152	0.5%
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695	0.5%
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663	0.8%
	VTech Holdings Ltd.	1,345,100	10,357,891	0.6%
	Other Securities		331,012,861	18.2%

TOTAL HONG KONG			391,041,411	21.4%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
NEW ZEALAND — (6.5%)
Chorus Ltd.	2,826,320	$12,906,707	0.7%
# Freightways Ltd.	976,177	9,063,774	0.5%
Infratil Ltd.	3,435,660	20,385,406	1.1%
Mainfreight Ltd.	156,515	10,085,924	0.6%
SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406	0.6%
Summerset Group Holdings Ltd.	985,298	10,250,669	0.6%
Other Securities		46,763,116	2.5%

TOTAL NEW ZEALAND		120,778,002	6.6%

SINGAPORE — (10.5%)
Sembcorp Industries Ltd.	6,027,400	8,995,759	0.5%
Singapore Press Holdings Ltd.	7,439,300	10,978,277	0.6%
Other Securities		176,291,309	9.7%

TOTAL SINGAPORE		196,265,345	10.8%

UNITED STATES — (0.1%)
Other Securities		1,189,681	0.1%

TOTAL COMMON STOCKS		1,819,097,011	99.8%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		68,066	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		138	0.0%

HONG KONG — (0.0%)
Other Security		7,842	0.0%

NEW ZEALAND — (0.0%)
Other Security		15,450	0.0%

SINGAPORE — (0.0%)
Other Securities		16,264	0.0%

TOTAL RIGHTS/WARRANTS		39,694	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)		1,819,204,771

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	3,509,676	40,606,949	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,643,976,673)		$1,859,811,720	102.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767		$1,109,683,609
China	—	138,963	—		138,963
Hong Kong	—	390,169,707	871,704		391,041,411
New Zealand	—	120,778,002	—		120,778,002
Singapore	—	195,145,698	1,119,647		196,265,345
United States	—	1,189,681	—		1,189,681
Preferred Stocks
Australia	—	68,066	—		68,066
Rights/Warrants
Australia	—	138	—		138
Hong Kong	—	7,842	—		7,842
New Zealand	—	15,450	—		15,450
Singapore	—	16,264	—		16,264
Securities Lending Collateral	—	40,606,949	—		40,606,949

TOTAL	$12,676	$1,857,784,926	$2,014,118	^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
Daily Mail & General Trust PLC, Class A	1,003,074	$14,237,131	0.7%
Other Securities		57,764,428	3.1%

TOTAL COMMUNICATION SERVICES		72,001,559	3.8%

CONSUMER DISCRETIONARY — (19.8%)
Bellway PLC	417,887	18,961,147	1.0%
* Countryside Properties PLC	2,922,469	18,812,341	1.0%
Domino’s Pizza Group PLC	3,262,553	17,283,266	0.9%
* Frasers Group PLC	1,628,144	14,351,413	0.8%
Games Workshop Group PLC	157,764	20,837,762	1.1%
Greggs PLC	636,335	26,596,851	1.4%
Inchcape PLC	2,550,326	28,784,465	1.5%
* Marks & Spencer Group PLC	7,572,745	19,035,955	1.0%
Pets at Home Group PLC	3,262,961	21,532,073	1.1%
* Playtech PLC	1,947,421	18,527,516	1.0%
Redrow PLC	1,602,850	14,112,668	0.8%
Vistry Group PLC	898,922	15,053,083	0.8%
Other Securities		142,754,262	7.5%

TOTAL CONSUMER DISCRETIONARY		376,642,802	19.9%

CONSUMER STAPLES — (6.7%)
Britvic PLC	1,748,990	21,232,260	1.1%
Cranswick PLC	374,680	17,707,906	0.9%
Fevertree Drinks PLC	655,368	20,392,946	1.1%
Tate & Lyle PLC	2,419,131	21,435,384	1.1%
Other Securities		46,754,593	2.5%

TOTAL CONSUMER STAPLES		127,523,089	6.7%

ENERGY — (2.3%)
Other Securities		44,336,800	2.3%

FINANCIALS — (16.6%)
* Beazley PLC	3,279,338	17,442,492	0.9%
Close Brothers Group PLC	970,236	19,112,250	1.0%
Hiscox Ltd.	1,621,850	18,452,426	1.0%
IG Group Holdings PLC	2,149,742	23,326,151	1.2%
Man Group PLC	9,599,081	30,488,754	1.6%
Paragon Banking Group PLC	1,977,656	14,825,635	0.8%
Quilter PLC	10,641,392	22,656,903	1.2%
* Virgin Money UK PLC	5,337,722	14,829,830	0.8%
Other Securities		154,697,225	8.1%

TOTAL FINANCIALS		315,831,666	16.6%

HEALTH CARE — (3.2%)
* CVS Group PLC	436,875	14,888,932	0.8%
Other Securities		46,277,391	2.4%

TOTAL HEALTH CARE		61,166,323	3.2%

INDUSTRIALS — (25.6%)
Bodycote PLC	1,252,104	13,714,783	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Diploma PLC	628,300	$25,821,321	1.4%
Genuit Group PLC	1,416,533	12,853,080	0.7%
Grafton Group PLC	1,582,491	29,066,399	1.5%
Hays PLC	8,705,616	19,729,104	1.0%
IMI PLC	1,193,944	26,662,992	1.4%
* Meggitt PLC	2,411,365	24,757,023	1.3%
Pagegroup PLC	2,014,945	18,283,115	1.0%
Rotork PLC	5,214,504	25,207,456	1.3%
Travis Perkins PLC	1,046,773	22,129,674	1.2%
Ultra Electronics Holdings PLC	566,936	25,121,854	1.3%
Other Securities		243,351,972	12.9%

TOTAL INDUSTRIALS		486,698,773	25.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	514,578	18,918,353	1.0%
Softcat PLC	738,845	19,636,602	1.0%
Spectris PLC	433,873	22,323,692	1.2%
Spirent Communications PLC	4,206,131	16,515,848	0.9%
Other Securities		84,212,380	4.4%

TOTAL INFORMATION TECHNOLOGY		161,606,875	8.5%

MATERIALS — (6.5%)
Hill & Smith Holdings PLC	545,011	13,677,859	0.7%
Marshalls PLC	1,408,571	13,643,131	0.7%
Synthomer PLC	2,263,160	15,684,931	0.8%
Victrex PLC	576,646	18,032,016	1.0%
Other Securities		63,589,179	3.4%

TOTAL MATERIALS		124,627,116	6.6%

REAL ESTATE — (3.7%)
Grainger PLC	4,411,972	18,556,053	1.0%
* IWG PLC	3,858,261	16,364,344	0.9%
Savills PLC	986,247	19,181,608	1.0%
Other Securities		16,005,096	0.8%

TOTAL REAL ESTATE		70,107,101	3.7%

UTILITIES — (2.5%)
* Centrica PLC	19,338,945	15,964,039	0.8%
Drax Group PLC	2,521,289	18,336,886	1.0%
Other Securities		13,045,684	0.7%

TOTAL UTILITIES		47,346,609	2.5%

TOTAL COMMON STOCKS (Cost $1,462,298,964)		1,887,888,713	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,351,028	15,631,396	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,477,926,404)		$1,903,520,109	100.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396

TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
ANDRITZ AG	473,948	$26,919,532	0.4%
Other Securities		187,051,424	2.9%

TOTALAUSTRIA		213,970,956	3.3%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	177,966	30,604,090	0.5%
D’ieteren Group	194,540	33,543,417	0.5%
Other Securities		197,897,761	3.0%

TOTAL BELGIUM		262,045,268	4.0%

CANADA — (0.0%)
Other Security		709,749	0.0%

DENMARK — (5.3%)
Ringkjoebing Landbobank AS	195,777	24,871,398	0.4%
Royal Unibrew AS	331,556	41,187,654	0.6%
# SimCorp AS	271,754	32,907,854	0.5%
Other Securities		260,732,463	4.0%

TOTAL DENMARK		359,699,369	5.5%

FINLAND — (5.8%)
Huhtamaki Oyj	673,038	29,346,505	0.4%
# Nokian Renkaat Oyj	768,570	28,861,457	0.4%
# Orion Oyj, Class B	636,552	27,564,996	0.4%
Valmet Oyj	924,559	37,533,401	0.6%
Other Securities		271,277,867	4.2%

TOTAL FINLAND		394,584,226	6.0%

FRANCE — (10.4%)
Faurecia SE	649,627	33,928,710	0.5%
Rexel SA	2,125,412	42,245,103	0.7%
* SOITEC	135,169	35,988,721	0.6%
Other Securities		598,104,390	9.1%

TOTAL FRANCE		710,266,924	10.9%

GERMANY — (15.1%)
Aurubis AG	287,587	24,781,328	0.4%
Freenet AG	1,000,321	25,763,506	0.4%
GEA Group AG	742,082	36,548,405	0.6%
# Gerresheimer AG	261,448	23,988,547	0.4%
Hugo Boss AG	459,212	28,754,576	0.4%
* K+S AG	1,479,794	25,500,212	0.4%
Lanxess AG	599,001	40,362,102	0.6%
# ProSiebenSat.1 Media SE	1,393,286	23,338,566	0.4%
Rheinmetall AG	309,902	30,068,830	0.5%
TAG Immobilien AG	1,033,296	31,392,640	0.5%
Other Securities		735,033,666	11.1%

TOTAL GERMANY		1,025,532,378	15.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (1.0%)
*	Bank of Ireland Group PLC	6,006,044	$35,779,124	0.6%
	Other Securities		30,504,504	0.4%

	TOTAL IRELAND		66,283,628	1.0%

	ISRAEL — (3.3%)
	Other Securities		225,995,115	3.4%

	ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846	0.4%
	Azimut Holding SpA	906,940	26,118,330	0.4%
#	Banco BPM SpA	12,107,842	37,652,859	0.6%
	Hera SpA	5,824,869	23,830,941	0.4%
	Italgas SpA	3,792,959	24,098,500	0.4%
	Reply SpA	148,015	28,730,201	0.4%
	Other Securities		396,359,830	6.0%

	TOTAL ITALY		562,534,507	8.6%

	NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206	0.6%
	Arcadis NV	543,636	26,497,175	0.4%
	ASR Nederland NV	931,393	43,537,226	0.7%
	BE Semiconductor Industries NV	464,004	42,394,069	0.7%
	IMCD NV	226,957	50,394,583	0.8%
Ω	Signify NV	673,043	32,613,232	0.5%
	Other Securities		220,230,807	3.3%

	TOTAL NETHERLANDS		455,552,298	7.0%

	NORWAY — (2.0%)
	Other Securities		138,643,309	2.1%

	PORTUGAL — (0.7%)
	Other Securities		50,448,984	0.8%

	SPAIN — (5.2%)
*	Banco de Sabadell SA	36,662,284	29,505,685	0.5%
	Bankinter SA	4,259,580	23,453,290	0.4%
#	Enagas SA	1,045,470	23,459,790	0.4%
	Other Securities		275,109,321	4.1%

	TOTAL SPAIN		351,528,086	5.4%

	SWEDEN — (8.8%)
	Other Securities		598,208,203	9.1%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	118,457	25,053,150	0.4%
*	ams AG	1,241,971	24,588,933	0.4%
	Belimo Holding AG	62,238	36,184,269	0.6%
	Bucher Industries AG	55,557	28,039,159	0.4%
*	Flughafen Zurich AG	133,405	24,091,216	0.4%
	Georg Fischer AG	32,352	48,950,258	0.8%
	Helvetia Holding AG	249,056	29,635,381	0.5%
	Interroll Holding AG	4,928	23,908,178	0.4%
	PSP Swiss Property AG	341,202	42,652,293	0.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
	Siegfried Holding AG	33,622	$32,339,058	0.5%
Ω	VAT Group AG	148,293	70,888,598	1.1%
	Other Securities		641,701,155	9.5%

	TOTAL SWITZERLAND		1,028,031,648	15.7%

	UNITED KINGDOM — (0.1%)
	Other Securities		4,660,893	0.1%

	UNITED STATES — (0.0%)
	Other Security		1,294,368	0.0%

	TOTAL COMMON STOCKS		6,449,989,909	98.6%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		61,732,488	1.0%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		12,299	0.0%

	PORTUGAL — (0.0%)
	Other Security		13,912	0.0%

	SPAIN — (0.0%)
	Other Security		715,382	0.0%

	TOTAL RIGHTS/WARRANTS		741,593	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)		6,512,463,990

			Value†
	SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	25,693,219	297,270,547	4.5%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,840,922,007)		$6,809,734,537	104.1%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Ireland	—	$66,283,628	—		$66,283,628
Israel	$1,561,556	224,433,559	—		225,995,115
Italy	—	562,534,507	—		562,534,507
Netherlands	—	455,552,298	—		455,552,298
Norway	—	138,643,309	—		138,643,309
Portugal	—	50,448,984	—		50,448,984
Spain	—	351,528,086	—		351,528,086
Sweden	—	598,208,203	—		598,208,203
Switzerland	6,841,780	1,021,189,868	—		1,028,031,648
United Kingdom	—	4,660,893	—		4,660,893
United States	—	1,294,368	—		1,294,368
Preferred Stocks
Germany	—	61,732,488	—		61,732,488
Rights/Warrants
Austria	—	12,299	—		12,299
Portugal	—	13,912	—		13,912
Spain	—	715,382	—		715,382
Securities Lending Collateral	—	297,270,547	—		297,270,547

TOTAL	$30,574,685	$6,779,118,992	$40,860	^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,392,287	1.4%

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672	1.3%
	Linamar Corp.	249,534	13,724,773	1.0%
	Other Securities		59,378,275	4.0%

TOTAL CONSUMER DISCRETIONARY			91,351,720	6.3%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc.	417,087	9,092,604	0.6%
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620	1.5%
	Primo Water Corp.	813,424	12,948,006	0.9%
	Other Securities		32,050,901	2.2%

TOTAL CONSUMER STAPLES			75,414,131	5.2%

ENERGY — (17.1%)
	ARC Resources Ltd.	2,991,363	28,690,593	2.0%
	Crescent Point Energy Corp.	2,888,800	14,518,694	1.0%
#	Crescent Point Energy Corp.	192,400	967,772	0.1%
#	Enerplus Corp.	1,287,055	12,188,336	0.8%
#	Gibson Energy, Inc.	940,791	18,958,733	1.3%
#	Keyera Corp.	445,938	11,429,503	0.8%
*	MEG Energy Corp.	2,470,617	22,138,932	1.5%
#	Parex Resources, Inc.	786,291	15,267,108	1.1%
#	Parkland Corp.	763,190	22,206,264	1.5%
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212	0.9%
#	Whitecap Resources, Inc.	3,150,760	18,915,763	1.3%
	Other Securities		115,895,851	8.0%

TOTAL ENERGY			294,273,761	20.3%

FINANCIALS — (9.6%)
#	Canadian Western Bank	475,702	15,217,390	1.0%
	CI Financial Corp.	967,840	22,068,879	1.5%
#	ECN Capital Corp.	2,488,693	21,637,311	1.5%
#	Element Fleet Management Corp.	1,811,383	19,685,764	1.4%
#*	Home Capital Group, Inc., Class B	303,217	9,839,362	0.7%
#	Laurentian Bank of Canada	412,090	13,875,073	1.0%
	Other Securities		63,879,527	4.3%

TOTAL FINANCIALS			166,203,306	11.4%

HEALTH CARE — (1.2%)
	Other Securities		21,366,735	1.5%

INDUSTRIALS — (10.3%)
#*	ATS Automation Tooling Systems, Inc.	441,354	15,017,305	1.0%
#*	Bombardier, Inc., Class B	6,140,801	9,874,106	0.7%
	Finning International, Inc.	890,113	26,352,408	1.8%
	LifeWorks, Inc.	401,948	10,389,719	0.7%
	Richelieu Hardware Ltd.	361,973	12,778,442	0.9%
#	SNC-Lavalin Group, Inc.	655,742	17,638,697	1.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Stantec, Inc.	287,574	$15,893,715	1.1%
	Other Securities		69,576,440	4.8%

TOTAL INDUSTRIALS			177,520,832	12.2%

INFORMATION TECHNOLOGY — (2.7%)
	Enghouse Systems Ltd.	263,395	11,422,438	0.8%
#*	Kinaxis, Inc.	99,954	15,513,223	1.1%
	Other Securities		19,131,094	1.3%

TOTAL INFORMATION TECHNOLOGY			46,066,755	3.2%

MATERIALS — (20.7%)
	Alamos Gold, Inc., Class A	2,157,397	16,002,666	1.1%
	Alamos Gold, Inc., Class A	2,642	19,656	0.0%
#	B2Gold Corp.	2,045,993	8,447,822	0.6%
	B2Gold Corp.	1,728,490	7,155,949	0.5%
#*	Capstone Mining Corp.	2,456,528	10,301,697	0.7%
#	Centerra Gold, Inc.	1,270,606	9,527,493	0.7%
#	Endeavour Mining PLC	421,513	10,708,128	0.7%
#	Methanex Corp.	208,917	9,358,725	0.6%
	Methanex Corp.	127,282	5,699,688	0.4%
	SSR Mining, Inc.	988,019	15,583,490	1.1%
#	SSR Mining, Inc.	184,815	2,916,381	0.2%
	Stella-Jones, Inc.	301,231	10,814,232	0.7%
#	Yamana Gold, Inc.	4,784,888	18,790,042	1.3%
	Yamana Gold, Inc.	588,814	2,325,815	0.2%
	Other Securities		229,187,240	15.8%

TOTAL MATERIALS			356,839,024	24.6%

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839	1.0%
	Colliers International Group, Inc.	134,012	19,441,269	1.3%
	Colliers International Group, Inc.	4,163	605,175	0.0%
#	Tricon Residential, Inc.	706,476	10,280,893	0.7%
	Other Securities		16,340,781	1.2%

TOTAL REAL ESTATE			60,403,957	4.2%

UTILITIES — (8.0%)
#	AltaGas Ltd.	508,361	10,523,763	0.7%
	Atco Ltd., Class I	392,922	13,334,457	0.9%
#	Boralex, Inc., Class A	549,954	17,019,423	1.2%
#	Brookfield Infrastructure Corp., Class A	337,306	20,446,587	1.4%
#	Capital Power Corp.	771,649	25,345,452	1.8%
#	Innergex Renewable Energy, Inc.	652,084	10,854,015	0.8%
#	Superior Plus Corp.	829,579	9,230,206	0.6%
	TransAlta Corp.	1,784,708	20,015,956	1.4%
#	TransAlta Renewables, Inc.	614,934	9,102,772	0.6%
	Other Securities		2,067,716	0.1%

TOTAL UTILITIES			137,940,347	9.5%

TOTAL COMMON STOCKS			1,447,772,855	99.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		$308,498	0.0%

TOTAL RIGHTS/WARRANTS		308,498	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)		1,448,081,353

		Value†
SECURITIES LENDING COLLATERAL — (16.0%)
@§ The DFA Short Term Investment Fund	23,890,671	276,415,069	19.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,345,455,217)		$1,724,496,422	118.8%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069

TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
	Vale SA	2,960,013	$37,557,408	0.6%
	Other Securities		153,559,145	2.4%

TOTAL BRAZIL			191,116,553	3.0%

CHILE — (0.4%)
	Other Securities		26,696,504	0.4%

CHINA — (31.5%)
*	Alibaba Group Holding Ltd.	714,100	14,683,794	0.3%
*	Alibaba Group Holding Ltd., Sponsored ADR	929,746	153,352,305	2.4%
*	Baidu, Inc., Class A	766,950	15,671,958	0.3%
*	Baidu, Inc., Sponsored ADR	137,226	22,263,546	0.4%
	BYD Co. Ltd., Class H	514,386	19,674,020	0.3%
	China Construction Bank Corp., Class H	79,728,590	54,261,738	0.9%
	China Gas Holdings Ltd.	6,299,200	15,722,928	0.3%
	China Merchants Bank Co. Ltd., Class H	3,434,554	28,782,038	0.5%
	China Overseas Land & Investment Ltd.	7,665,500	16,906,687	0.3%
#	China Resources Land Ltd.	5,690,666	22,110,902	0.4%
	CSPC Pharmaceutical Group Ltd.	17,069,200	17,811,704	0.3%
	Geely Automobile Holdings Ltd.	8,400,000	29,153,372	0.5%
	Industrial & Commercial Bank of China Ltd., Class H	53,639,185	29,402,967	0.5%
*	JD.com, Inc., ADR	248,488	19,451,641	0.3%
	Kweichow Moutai Co. Ltd., Class A	65,693	18,746,074	0.3%
	Lenovo Group Ltd.	18,933,278	20,560,934	0.3%
	Li Ning Co. Ltd.	1,623,500	17,915,414	0.3%
*Ω	Meituan, Class B	1,192,700	40,585,923	0.7%
	NetEase, Inc., ADR	271,103	26,456,942	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	5,400,000	38,678,739	0.6%
	Tencent Holdings Ltd.	3,951,600	240,375,009	3.8%
*Ω	Wuxi Biologics Cayman, Inc.	1,151,000	17,434,142	0.3%
*Ω	Xiaomi Corp., Class B	7,645,200	20,898,571	0.4%
	Yum China Holdings, Inc.	543,135	31,002,146	0.5%
	Other Securities		1,080,031,787	16.6%

TOTAL CHINA			2,011,935,281	31.9%

COLOMBIA — (0.2%)
	Other Securities		12,316,697	0.2%

CZECH REPUBLIC — (0.1%)
	Other Securities		9,027,755	0.1%

EGYPT — (0.1%)
	Other Securities		3,891,591	0.1%

GREECE — (0.3%)
	Other Securities		16,700,764	0.3%

HONG KONG — (0.1%)
	Other Securities		5,532,184	0.1%

HUNGARY — (0.3%)
	Other Securities		21,255,120	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (13.3%)
HDFC Bank Ltd.	2,163,503	$45,977,515	0.7%
Hindustan Unilever Ltd.	531,688	16,988,292	0.3%
Housing Development Finance Corp. Ltd.	698,168	26,588,873	0.4%
Infosys Ltd.	1,828,393	40,997,003	0.7%
Infosys Ltd., Sponsored ADR	859,642	19,152,824	0.3%
Reliance Industries Ltd.	1,571,323	53,401,933	0.9%
Tata Consultancy Services Ltd.	680,063	30,968,780	0.5%
Tata Steel Ltd.	955,424	16,866,667	0.3%
Other Securities		598,311,580	9.4%

TOTAL INDIA		849,253,467	13.5%

INDONESIA — (1.7%)
Bank Central Asia Tbk PT	32,282,500	17,070,253	0.3%
Other Securities		94,597,970	1.5%

TOTAL INDONESIA		111,668,223	1.8%

MALAYSIA — (1.5%)
Other Securities		98,689,277	1.6%

MEXICO — (2.1%)
# America Movil SAB de CV	23,862,904	21,245,727	0.4%
Other Securities		109,965,104	1.7%

TOTAL MEXICO		131,210,831	2.1%

NETHERLANDS — (0.1%)
Other Security		3,847,242	0.1%

PERU — (0.1%)
Other Securities		6,418,615	0.1%

PHILIPPINES — (0.7%)
Other Securities		47,693,384	0.8%

POLAND — (0.9%)
Other Securities		54,588,905	0.9%

QATAR — (0.6%)
Other Securities		37,606,118	0.6%

RUSSIA — (1.3%)
Sberbank of Russia PJSC, Sponsored ADR	998,144	20,017,792	0.3%
Other Securities		65,279,760	1.0%

TOTAL RUSSIA		85,297,552	1.3%

SAUDI ARABIA — (3.3%)
Al Rajhi Bank	758,186	28,047,881	0.5%
Saudi Basic Industries Corp.	442,004	15,234,307	0.2%
Saudi National Bank	1,236,879	21,713,030	0.4%
Other Securities		144,192,509	2.2%

TOTAL SAUDI ARABIA		209,187,727	3.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value »	Percentage of Net Assets‡
SOUTH AFRICA — (3.6%)
* MTN Group Ltd.	2,885,932	$25,878,521	0.4%
Other Securities		201,110,643	3.2%

TOTAL SOUTH AFRICA		226,989,164	3.6%

SOUTH KOREA — (13.1%)
KB Financial Group, Inc.	376,407	18,219,547	0.3%
LG Chem Ltd.	28,624	20,539,289	0.3%
LG Electronics, Inc.	199,804	20,670,498	0.3%
POSCO	75,709	19,202,198	0.3%
Samsung Electronics Co. Ltd.	3,831,702	229,415,933	3.6%
Samsung Electronics Co. Ltd., GDR	105	157,220	0.0%
SK Hynix, Inc.	475,556	41,920,530	0.7%
Other Securities		489,256,441	7.8%

TOTAL SOUTH KOREA		839,381,656	13.3%

TAIWAN — (16.5%)
Evergreen Marine Corp. Taiwan Ltd.	4,324,222	15,561,495	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	22,368,040	0.4%
MediaTek, Inc.	776,995	25,572,990	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,380,808	326,385,203	5.2%
United Microelectronics Corp.	8,584,000	17,820,160	0.3%
Other Securities		649,615,769	10.2%

TOTAL TAIWAN		1,057,323,657	16.8%

THAILAND — (1.8%)
Other Securities		115,888,768	1.8%

TURKEY — (0.4%)
Other Securities		28,003,484	0.4%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		40,760,055	0.6%

UNITED STATES — (0.0%)
Other Security		1,379,532	0.0%

TOTAL COMMON STOCKS		6,243,660,106	99.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		42,291,948	0.7%

CHILE — (0.0%)
Other Security		975,429	0.0%

COLOMBIA — (0.0%)
Other Securities		2,163,748	0.0%

SOUTH KOREA — (0.0%)
Other Securities		220,593	0.0%

TOTAL PREFERRED STOCKS		45,651,718	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value »	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
Other Securities		$372,849	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,711,438,631)		6,289,684,673

		Value†
SECURITIES LENDING COLLATERAL — (1.7%) @§ The DFA Short Term Investment Fund	9,324,531	107,884,825	1.7%

TOTAL INVESTMENTS— (100.0%) (Cost $3,819,309,985)		$6,397,569,498	101.4%

As of October 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index.	650	12/17/21	$42,358,988	$41,015,000	$(1,343,988)
S&P 500® Emini Index.	26	12/17/21	5,584,545	5,976,100	391,555

Total Futures Contracts.			$47,943,533	$46,991,100	$(952,433)

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$191,116,553	—	—	$191,116,553
Chile	13,782,759	$12,913,745	—	26,696,504
China	354,617,905	1,652,811,475	$4,505,901	2,011,935,281
Colombia	12,316,697	—	—	12,316,697
Czech Republic	—	9,027,755	—	9,027,755
Egypt	3,183	3,888,408	—	3,891,591
Greece	—	16,687,636	13,128	16,700,764
Hong Kong	930,840	4,601,344	—	5,532,184
Hungary	—	21,255,120	—	21,255,120
India	39,363,772	809,889,695	—	849,253,467
Indonesia	—	111,668,223	—	111,668,223
Malaysia	—	98,689,277	—	98,689,277
Mexico	131,210,831	—	—	131,210,831
Netherlands	—	3,847,242	—	3,847,242
Peru	6,418,615	—	—	6,418,615
Philippines	1,560,460	46,132,924	—	47,693,384
Poland	—	54,588,905	—	54,588,905
Qatar	—	37,606,118	—	37,606,118
Russia	15,912,841	69,384,711	—	85,297,552
Saudi Arabia	—	209,187,727	—	209,187,727
South Africa	40,943,383	186,045,781	—	226,989,164
South Korea	8,895,927	830,485,729	—	839,381,656

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Taiwan	$5,760,517	$1,051,555,679	$7,461		$1,057,323,657
Thailand	115,888,768	—	—		115,888,768
Turkey	—	28,003,484	—		28,003,484
United Arab Emirates	—	40,760,055	—		40,760,055
United States	1,379,532	—	—		1,379,532
Preferred Stocks
Brazil	42,291,948	—	—		42,291,948
Chile	—	975,429	—		975,429
Colombia	2,163,748	—	—		2,163,748
South Korea	—	220,593	—		220,593
Rights/Warrants
Thailand	—	372,849	—		372,849
Securities Lending Collateral	—	107,884,825	—		107,884,825
Futures Contracts**	(952,433)	—	—		(952,433)

TOTAL	$983,605,846	$5,408,484,729	$4,526,490	^	$6,396,617,065

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
BRAZIL — (3.6%)
*	Petro Rio SA	3,259,660	$13,555,445	0.3%
	TOTVS SA	1,646,258	9,555,870	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,415,423	9,194,055	0.2%
	Other Securities		157,659,109	3.0%

TOTAL BRAZIL			189,964,479	3.7%

CHILE — (0.5%)
	Other Securities		28,698,405	0.6%

CHINA — (26.3%)
*	51job, Inc., ADR	134,562	8,014,513	0.2%
	AAC Technologies Holdings, Inc.	2,265,000	9,789,819	0.2%
#	Bosideng International Holdings Ltd.	13,134,000	10,176,925	0.2%
	China Conch Venture Holdings Ltd.	2,567,000	12,473,940	0.3%
	China Everbright Environment Group Ltd.	15,300,000	10,510,411	0.2%
	China Medical System Holdings Ltd.	6,331,500	10,720,614	0.2%
	China Meidong Auto Holdings Ltd.	2,280,000	11,778,083	0.2%
#	China Power International Development Ltd.	17,284,333	8,683,460	0.2%
#	China Resources Cement Holdings Ltd.	10,766,000	9,053,174	0.2%
	China Resources Power Holdings Co. Ltd.	5,582,000	14,447,459	0.3%
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	9,792,382	0.2%
	Chinasoft International Ltd.	9,800,000	16,363,347	0.3%
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	7,940,750	0.2%
#	Dongyue Group Ltd.	5,073,000	11,802,904	0.3%
#*††	GCL-Poly Energy Holdings Ltd.	71,015,000	13,554,049	0.3%
	Haitian International Holdings Ltd.	2,659,000	7,749,639	0.2%
	Hengan International Group Co. Ltd.	2,283,500	11,933,416	0.3%
	Hopson Development Holdings Ltd.	2,891,350	7,845,867	0.2%
*Ω	Hua Hong Semiconductor Ltd.	2,037,000	10,222,196	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	168,450	10,076,679	0.2%
	Kingboard Holdings Ltd.	2,738,421	11,933,504	0.3%
	Kingsoft Corp. Ltd.	3,235,800	13,807,297	0.3%
	Kunlun Energy Co. Ltd.	13,120,000	11,949,431	0.3%
	Minth Group Ltd.	3,117,000	12,388,331	0.3%
	Nine Dragons Paper Holdings Ltd.	7,447,000	9,364,604	0.2%
#	Shandong Weigao Group Medical Polymer Co. Ltd.,
	Class H	4,728,000	8,053,345	0.2%
	Sinopharm Group Co. Ltd., Class H	3,858,800	9,162,773	0.2%
	Wharf Holdings Ltd.	2,285,000	7,944,418	0.2%
Ω	Yadea Group Holdings Ltd.	4,848,000	8,329,692	0.2%
#	Yihai International Holding Ltd.	1,546,000	9,055,867	0.2%
*	Zhuzhou CRRC Times Electric Co., Class H	1,775,000	8,481,861	0.2%
	Other Securities		1,062,128,452	19.8%

TOTAL CHINA			1,385,529,202	27.0%

COLOMBIA — (0.2%)
	Other Securities		8,479,068	0.2%

GREECE — (0.3%)
	Other Securities		16,354,784	0.3%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.2%)
Other Securities		$10,277,210	0.2%

HUNGARY — (0.1%)
Other Securities		4,328,456	0.1%

INDIA — (14.8%)
Adani Enterprises Ltd.	453,788	8,641,485	0.2%
Crompton Greaves Consumer Electricals Ltd.	1,658,783	10,335,675	0.2%
Mphasis Ltd.	249,485	10,818,021	0.2%
Persistent Systems Ltd.	231,687	12,169,563	0.2%
Tata Power Co. Ltd.	4,179,112	12,094,135	0.2%
Tube Investments of India Ltd.	445,137	8,319,447	0.2%
Zee Entertainment Enterprises Ltd.	2,031,434	8,203,858	0.2%
Other Securities		711,338,472	13.9%

TOTAL INDIA		781,920,656	15.3%

INDONESIA — (1.7%)
Other Securities		90,677,432	1.8%

MALAYSIA — (1.6%)
Other Securities		86,798,444	1.7%

MEXICO — (2.4%)
#* Grupo Simec SAB de CV, Class B	959,651	7,924,532	0.2%
* Industrias CH SAB de CV, Class B	1,830,376	15,869,541	0.3%
Other Securities		101,377,483	1.9%

TOTAL MEXICO		125,171,556	2.4%

PHILIPPINES — (1.0%)
Other Securities		54,455,930	1.1%

POLAND — (1.2%)
Grupa Kety SA	58,412	9,172,305	0.2%
Other Securities		51,404,701	1.0%

TOTAL POLAND		60,577,006	1.2%

QATAR — (0.5%)
Other Securities		27,109,917	0.5%

RUSSIA — (0.3%)
Other Securities		15,459,484	0.3%

SAUDI ARABIA — (2.7%)
Other Securities		139,726,858	2.7%

SOUTH AFRICA — (3.7%)
Barloworld Ltd.	1,009,065	8,474,223	0.2%
* Foschini Group Ltd.	934,267	7,922,967	0.2%
SPAR Group Ltd.	617,202	7,880,596	0.2%
# Woolworths Holdings Ltd.	3,014,039	10,609,503	0.2%
Other Securities		162,316,269	3.0%

TOTAL SOUTH AFRICA		197,203,558	3.8%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (15.5%)
# Wemade Co. Ltd.	85,510	$13,380,561	0.3%
Other Securities		801,898,275	15.6%

TOTAL SOUTH KOREA		815,278,836	15.9%

TAIWAN — (16.4%)
# TA Chen Stainless Pipe	6,855,946	10,848,523	0.2%
Other Securities		855,859,869	16.7%

TOTAL TAIWAN		866,708,392	16.9%

THAILAND — (2.5%)
Other Securities		129,555,886	2.5%

TURKEY — (0.7%)
Other Securities		37,538,108	0.7%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		24,862,263	0.5%

UNITED KINGDOM — (0.0%)
Other Security		881,800	0.0%

TOTAL COMMON STOCKS.		5,097,557,730	99.4%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		29,697,009	0.6%

CHILE — (0.0%)
Other Security		653,901	0.0%

PHILIPPINES — (0.0%)
Other Security		569,875	0.0%

THAILAND — (0.0%)
Other Security		1,701,800	0.0%

TOTAL PREFERRED STOCKS		32,622,585	0.6%

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
Other Securities		287	0.0%

INDONESIA — (0.0%)
Other Security		6,211	0.0%

SOUTH KOREA — (0.0%)
Other Securities		25,734	0.0%

TAIWAN — (0.0%)
Other Securities		39,291	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities.		$192,848	0.0%

TOTAL RIGHTS/WARRANTS		264,371	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,960,382,989).		5,130,444,686

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,375,122	143,180,163	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,103,547,624).		$5,273,624,849	102.8%

As of October 31, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index.	400	12/17/21	$25,186,156	$25,240,000	$53,844

Total Futures Contracts.			$25,186,156	$25,240,000	$53,844

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$189,964,479	—	—	$189,964,479
Chile	53,743	$28,644,662	—	28,698,405
China	88,808,409	1,273,676,800	$23,043,993	1,385,529,202
Colombia	8,479,068	—	—	8,479,068
Greece	—	16,354,784	—	16,354,784
Hong Kong	1,120,518	8,861,567	295,125	10,277,210
Hungary	—	4,328,456	—	4,328,456
India	1,286,534	780,623,279	10,843	781,920,656
Indonesia	232,661	89,424,388	1,020,383	90,677,432
Malaysia	—	86,797,023	1,421	86,798,444
Mexico	118,747,907	6,406,078	17,571	125,171,556
Philippines	—	54,449,567	6,363	54,455,930
Poland	—	60,577,006	—	60,577,006
Qatar	—	27,109,917	—	27,109,917
Russia	15,459,484	—	—	15,459,484
Saudi Arabia	764,967	138,961,891	—	139,726,858
South Africa	7,373,876	189,829,682	—	197,203,558
South Korea	390,687	813,492,034	1,396,115	815,278,836
Taiwan	—	866,392,584	315,808	866,708,392
Thailand	129,543,804	—	12,082	129,555,886
Turkey	—	37,538,108	—	37,538,108
United Arab Emirates	—	24,786,935	75,328	24,862,263
United Kingdom	—	881,800	—	881,800

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$29,618,432	$78,577	—	$29,697,009
Chile	—	653,901	—	653,901
Philippines	—	569,875	—	569,875
Thailand	1,701,800	—	—	1,701,800
Rights/Warrants
Chile	—	287	—	287
Indonesia	—	6,211	—	6,211
South Korea	—	25,734	—	25,734
Taiwan	—	39,291	—	39,291
Thailand	—	192,848	—	192,848
Securities Lending Collateral	—	143,180,163	—	143,180,163
Futures Contracts**	53,844	—	—	53,844

TOTAL	$593,600,213	$4,653,883,448	$26,195,032^	$5,273,678,693

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $499,686, $126,139, $139,195 and $13,650 of securities on loan, respectively)	$12,092,701	$3,387,960	$1,819,205	$1,887,889
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $495,266, $61,477, $40,602 and $15,627, respectively)	495,353	61,490	40,607	15,631
Segregated Cash for Futures Contracts	4,416	—	—	—
Foreign Currencies at Value	76,624	1,399	4,461	5,028
Cash	111	1,080	71	500
Receivables:
Investment Securities Sold	60,993	3,578	5,517	1,844
Dividends, Interest and Tax Reclaims	79,542	24,682	216	5,823
Securities Lending Income	333	124	337	7
Futures Margin Variation	183	—	—	—
Unrealized Gain on Foreign Currency Contracts	48	5	1	—
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	12,810,305	3,480,318	1,870,415	1,916,722

LIABILITIES:
Payables:
Upon Return of Securities Loaned	495,235	61,522	40,608	15,631
Investment Securities Purchased	2,440	1,796	6,388	3,386
Due to Advisor	2,085	291	152	161
Line of Credit	11,495	—	—	—
Accrued Expenses and Other Liabilities	1,557	565	300	268

Total Liabilities	512,812	64,174	47,448	19,446

NET ASSETS	$12,297,493	$3,416,144	$1,822,967	$1,897,276

Investment Securities at Cost	$10,175,872	$2,886,201	$1,603,374	$1,462,299

Foreign Currencies at Cost	$75,248	$1,398	$4,419	$5,057

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $279,785, $271,498, $255,568 and $646,636 of securities on loan, respectively)	$6,512,464	$1,448,081	$6,289,685	$5,130,445
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $297,243, $276,398, $107,871 and $143,165, respectively)	297,271	276,415	107,885	143,180
Segregated Cash for Futures Contracts	—	—	2,671	1,459
Foreign Currencies at Value	3,116	1,148	35,516	13,480
Cash	5	2	21,819	—
Receivables:
Investment Securities Sold	1,462	1,655	8,411	44,515
Dividends, Interest and Tax Reclaims	23,213	643	5,014	5,242
Securities Lending Income	348	189	527	1,977
Unrealized Gain on Foreign Currency Contracts	—	—	—	3
Prepaid Expenses and Other Assets	—	—	—	1

Total Assets	6,837,879	1,728,133	6,471,528	5,340,302

LIABILITIES:
Payables:
Due to Custodian	—	—	—	78
Upon Return of Securities Loaned	297,321	276,415	107,898	143,144
Investment Securities Purchased	—	—	5,251	279
Due to Advisor	544	122	543	890
Line of Credit	—	—	—	26,819
Futures Margin Variation	—	—	576	1,406
Unrealized Loss on Foreign Currency Contracts	—	—	1	16
Deferred Taxes Payable	—	—	46,353	37,109
Accrued Expenses and Other Liabilities	909	188	1,576	1,842

Total Liabilities	298,774	276,725	162,198	211,583

NET ASSETS	$6,539,105	$1,451,408	$6,309,330	$5,128,719

Investment Securities at Cost	$4,543,679	$1,069,057	$3,711,439	$3,960,383

Foreign Currencies at Cost	$3,111	$1,147	$32,760	$11,272

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $42,113, $7,717, $667 and $525, respectively)	$442,829	$69,576	$61,273	$45,323
Income from Securities Lending	4,302	1,944	3,634	478

Total Investment Income	447,131	71,520	64,907	45,801

Expenses
Investment Management Fees	24,048	3,206	1,834	1,924
Accounting & Transfer Agent Fees	541	144	78	81
Custodian Fees	879	385	200	81
Shareholders’ Reports	38	26	23	23
Directors’/Trustees’ Fees & Expenses	131	36	22	21
Professional Fees	191	38	22	24
Other	410	108	68	60

Total Expenses	26,238	3,943	2,247	2,214

Fees Paid Indirectly (Note C)	70	3	1	1

Net Expenses	26,168	3,940	2,246	2,213

Net Investment Income (Loss)	420,963	67,580	62,661	43,588

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	468,390	106,212	188,465	99,258
Affiliated Investment Companies Shares Sold	(27)	4	(3)	1
Futures	29,155	—	—	(120)
Foreign Currency Transactions	4,495	(32)	(238)	291
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,710,810	204,124	322,334	602,698
Affiliated Investment Companies Shares	(30)	(6)	(1)	(3)
Futures	5,251	—	—	—
Translation of Foreign Currency-Denominated Amounts	(1,694)	(657)	8	25

Net Realized and Unrealized Gain (Loss)	4,216,350	309,645	510,565	702,150

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,637,313	$377,225	$573,226	$745,738

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,096, $3,954, $20,102 and $14,942, respectively)	$126,316	$24,196	$162,117	$129,818
Income from Securities Lending	7,004	2,268	4,732	18,805

Total Investment Income	133,320	26,464	166,849	148,623

Expenses
Investment Management Fees	5,961	1,308	6,486	10,881
Accounting & Transfer Agent Fees	270	52	296	252
Custodian Fees.	698	75	2,262	2,743
Shareholders’ Reports.	28	15	30	30
Directors’/Trustees’ Fees & Expenses	64	15	74	61
Professional Fees	87	47	296	269
Other	229	40	234	245

Total Expenses	7,337	1,552	9,678	14,481

Fees Paid Indirectly (Note C)	8	2	49	26

Net Expenses.	7,329	1,550	9,629	14,455

Net Investment Income (Loss)	125,991	24,914	157,220	134,168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	392,015	167,819	399,802	591,471
Affiliated Investment Companies Shares Sold	2	(11)	—	(4)
Futures.	—	42	13,167	5,812
Foreign Currency Transactions	(1,344)	445	(3,699)	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,753,296	390,372	694,801	925,173
Affiliated Investment Companies Shares	(21)	(6)	(10)	(6)
Futures.	—	—	(990)	(191)
Translation of Foreign Currency-Denominated Amounts	(445)	3	(9)	(6)

Net Realized and Unrealized Gain (Loss)	2,143,503	558,664	1,103,062	1,518,455

Net Increase (Decrease) in Net Assets Resulting from Operations.	$2,269,494	$583,578	$1,260,282	$1,652,623

**	Net of foreign capital gain taxes withheld of $0, $0, $50 and $2,309, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$420,963	$297,585	$67,580	$69,080	$62,661	$62,699
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	468,390	(566,996)	106,212	(64,936)	188,465	(77,003)
Affiliated Investment Companies Shares Sold	(27)	72	4	(9)	(3)	(11)
Futures	29,155	40,717	—	—	—	608
Foreign Currency Transactions	4,495	3,123	(32)	228	(238)	(267)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	3,710,810	(2,004,930)	204,124	(116,647)	322,334	(1,299)
Affiliated Investment Companies Shares	(30)	85	(6)	9	(1)	1
Futures	5,251	(3,281)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	(1,694)	1,379	(657)	182	8	1

Net Increase (Decrease) in Net Assets Resulting from Operations	4,637,313	(2,232,246)	377,225	(112,093)	573,226	(15,271)

Transactions in Interest:
Contributions	152,792	1,038,679	441,236	71,736	105,831	82,954
Withdrawals	(1,974,162)	(1,745,733)	(345,470)	(764,667)	(383,104)	(182,512)

Net Increase (Decrease) from Transactions in Interest	(1,821,370)	(707,054)	95,766	(692,931)	(277,273)	(99,558)

Total Increase (Decrease) in Net Assets	2,815,943	(2,939,300)	472,991	(805,024)	295,953	(114,829)
Net Assets
Beginning of Year	9,481,550	12,420,850	2,943,153	3,748,177	1,527,014	1,641,843

End of Year	$12,297,493	$9,481,550	$3,416,144	$2,943,153	$1,822,967	$1,527,014

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,588	$42,407	$125,991	$109,276	$24,914	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	99,258	(34,350)	392,015	92,887	167,819	(221,703)
Affiliated Investment Companies Shares Sold	1	(1)	2	(26)	(11)	(8)
Futures	(120)	(394)	—	(260)	42	—
Foreign Currency Transactions	291	(444)	(1,344)	1,299	445	(151)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	602,698	(329,338)	1,753,296	(384,869)	390,372	206,814
Affiliated Investment Companies Shares	(3)	4	(21)	(9)	(6)	3
Translation of Foreign Currency-Denominated Amounts	25	(381)	(445)	825	3	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	745,738	(322,497)	2,269,494	(180,877)	583,578	5,835

Transactions in Interest:
Contributions	46,399	5,810	513,046	135,156	164,451	6,817
Withdrawals	(370,643)	(484,982)	(845,380)	(959,829)	(267,504)	(190,384)

Net Increase (Decrease) from Transactions in Interest	(324,244)	(479,172)	(332,334)	(824,673)	(103,053)	(183,567)

Total Increase (Decrease) in Net Assets	421,494	(801,669)	1,937,160	(1,005,550)	480,525	(177,732)
Net Assets
Beginning of Year	1,475,782	2,277,451	4,601,945	5,607,495	970,883	1,148,615

End of Year	$1,897,276	$1,475,782	$6,539,105	$4,601,945	$1,451,408	$970,883

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$157,220	$137,835	$134,168	$145,155
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	399,802	52,822	591,471	(389,082)
Affiliated Investment Companies Shares Sold	—	(9)	(4)	(5)
Futures	13,167	20,410	5,812	16,698
Foreign Currency Transactions	(3,699)	(3,976)	(3,794)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	694,801	21,823	925,173	127,570
Affiliated Investment Companies Shares	(10)	3	(6)	(2)
Futures	(990)	(366)	(191)	(512)
Translation of Foreign Currency-Denominated Amounts	(9)	(16)	(6)	(103)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,260,282	228,526	1,652,623	(105,089)

Transactions in Interest:
Contributions	553,796	607,207	95,865	184,927
Withdrawals	(1,229,073)	(1,145,570)	(1,526,723)	(1,603,251)
Net Increase (Decrease) from Transactions in Interest	(675,277)	(538,363)	(1,430,858)	(1,418,324)

Total Increase (Decrease) in Net Assets	585,005	(309,837)	221,765	(1,523,413)
Net Assets
Beginning of Year	5,724,325	6,034,162	4,906,954	6,430,367

End of Year	$6,309,330	$5,724,325	$5,128,719	$4,906,954

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	51.09%	(18.68%)	3.60%	(8.10%)	26.53%	13.08%	(1.93%)	4.47%	(7.46%)	27.10%

Net Assets, End of Year (thousands)	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049
Ratio of Expenses to Average Net Assets	0.22%	0.21%	0.21%	0.22%	0.22%	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.50%	2.77%	3.92%	3.21%	3.33%	2.11%	2.13%	2.32%	1.90%	1.90%
Portfolio Turnover Rate	9%	12%	16%	20%	17%	11%	5%	12%	17%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	38.31%	0.14%	5.27%	(8.14%)	16.21%	51.93%	(14.87%)	10.67%	(8.90%)	29.87%

Net Assets, End of Year (thousands)	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.13%	0.13%	0.13%	0.12%	0.12%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.13%	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.42%	4.21%	4.11%	3.96%	3.82%	2.27%	2.38%	3.43%	3.23%	3.40%
Portfolio Turnover Rate	19%	18%	18%	18%	14%	12%	9%	18%	14%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	51.24%	(2.23%)	8.43%	(10.78%)	34.27%	59.72%	6.02%	1.00%	(10.44%)	12.10%

Net Assets, End of Year (thousands)	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.15%	2.74%	2.51%	2.33%	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	17%	8%	17%	15%	13%	27%	18%	12%	14%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	22.22%	2.67%	11.40%	(11.83%)	25.26%	36.03%	1.25%	13.47%	(16.06%)	21.55%

Net Assets, End of Year (thousands)	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$5,128,719	$4,906,954	$6,430,367	$6,306,302	$7,253,457
Ratio of Expenses to Average Net Assets	0.15%	0.13%	0.14%	0.14%	0.15%	0.27%	0.25%	0.24%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.14%	0.15%	0.14%	0.15%	0.27%	0.26%	0.25%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.38%	3.04%	2.40%	2.23%	2.47%	2.64%	2.90%	2.77%	2.78%
Portfolio Turnover Rate	19%	22%	9%	12%	8%	16%	18%	12%	12%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The DFA International Value Series	$70
The Japanese Small Company Series	3
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	1
The Continental Small Company Series	8
The Canadian Small Company Series	2
The Emerging Markets Series	49
The Emerging Markets Small Cap Series	26

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO were $26 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$389
The Japanese Small Company Series	101
The Asia Pacific Small Company Series	52
The United Kingdom Small Company Series	62
The Continental Small Company Series	141
The Canadian Small Company Series	32
The Emerging Markets Series	176
The Emerging Markets Small Cap Series	150

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,057,912	$2,455,633
The Japanese Small Company Series	$508,748	$350,428
The Asia Pacific Small Company Series	$343,076	$514,881
The United Kingdom Small Company Series	$217,918	$364,730
The Continental Small Company Series	$966,589	$1,164,474
The Canadian Small Company Series	$347,529	$402,802
The Emerging Markets Series	$1,231,500	$1,751,073
The Emerging Markets Small Cap Series	$846,765	$2,091,552

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$5,234,731	$5,003,332	$(27)	$(30)	$495,353	42,814	$372	—

Total	$264,011	$5,234,731	$5,003,332	$(27)	$(30)	$495,353	42,814	$372	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

Total	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

Total	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—

Total	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—

The Continental Small
Company Series
The DFA Short Term Investment Fund	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

Total	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—

Total	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$576,356	$555,298	—	$(10)	$107,885	9,325	$57	—

Total	$86,837	$576,356	$555,298	—	$(10)	$107,885	9,325	$57	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$122,611	$544,541	$523,962	$(4)	$(6)	$143,180	12,375	$90	—

Total	$122,611	$544,541	$523,962	$(4)	$(6)	$143,180	12,375	$90	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$10,742,970	$2,741,089	$(895,956)	$1,845,133
The Japanese Small Company Series	3,036,953	763,330	(350,827)	412,503
The Asia Pacific Small Company Series	1,685,638	452,057	(277,883)	174,174
The United Kingdom Small Company Series	1,501,097	609,599	(207,176)	402,423
The Continental Small Company Series	4,892,350	2,378,869	(461,485)	1,917,384
The Canadian Small Company Series	1,375,270	436,055	(86,829)	349,226
The Emerging Markets Series	3,848,753	2,821,339	(269,763)	2,551,576
The Emerging Markets Small Cap Series	4,224,484	1,705,745	(656,617)	1,049,128

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$94,192
The Canadian Small Company Series	143
The Emerging Markets Series	66,202
The Emerging Markets Small Cap Series	$36,430

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts*,(1)
The DFA International Value Series	$3,015	$3,015
The Emerging Markets Series	392	392
The Emerging Markets Small Cap Series	54	54

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts (2)
The Emerging Markets Series	$(1,344)	$(1,344)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
The DFA International Value Series	$29,155	$29,155
The United Kingdom Small Company Series	(120)	(120	)*
The Canadian Small Company Series	42	42	*
The Emerging Markets Series	13,167	13,167
The Emerging Markets Small Cap Series	5,812	5,812

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$5,251	$5,251
The Emerging Markets Series	(990)	(990)
The Emerging Markets Small Cap Series	(191)	(191)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2021
The DFA International Value Series	0.84%	$9,260	30	$7	$24,333	$11,495
The Japanese Small Company Series	0.84%	6,222	15	2	13,135	—
The Asia Pacific Small Company Series	0.83%	2,110	53	3	30,520	—
The United Kingdom Small Company Series	0.84%	168	8	—	578	—
The Continental Small Company Series	0.83%	44	1	—	44	—
The Canadian Small Company Series	0.83%	1,329	4	—	4,792	—
The Emerging Markets Series	0.84%	7,027	13	2	16,724	—
The Emerging Markets Small Cap Series	0.83%	11,697	24	6	38,728	26,817

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2021
The DFA International Value Series	Borrower	0.44%	$58,886	1	$1	$58,886	—
The Asia Pacific Small Company Series	Borrower	0.41%	49,458	2	1	53,238	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$139,462	$107,328	$1,830
The Japanese Small Company Series	34,237	17,480	3,830
The Asia Pacific Small Company Series	6,846	57,762	28,154
The United Kingdom Small Company Series	30,321	22,619	5,186
The Continental Small Company Series	32,712	81,693	28,056
The Canadian Small Company Series	24,127	76,420	23,603
The Emerging Markets Series	15,292	3,269	413
The Emerging Markets Small Cap Series	1,244	21,122	7,251

J. Securities Lending:

As of October 31, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
The DFA International Value Series	$30,754
The Japanese Small Company Series	74,105
The Asia Pacific Small Company Series	113,646
The Continental Small Company Series	14,824
The Canadian Small Company Series	8,455
The Emerging Markets Series	176,351
The Emerging Markets Small Cap Series	554,856

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$495,235	—	—	—	$495,235
The Japanese Small Company Series
Common Stocks	61,522	—	—	—	61,522
The Asia Pacific Small Company Series
Common Stocks	40,608	—	—	—	40,608
The United Kingdom Small Company Series
Common Stocks	15,631	—	—	—	15,631
The Continental Small Company Series
Common Stocks, Rights/Warrants	297,321	—	—	—	297,321
The Canadian Small Company Series
Common Stocks, Rights/Warrants	276,415	—	—	—	276,415
The Emerging Markets Series
Common Stocks	107,898	—	—	—	107,898
The Emerging Markets Small Cap Series
Common Stocks	143,144	—	—	—	143,144

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.

investment company group since 1981.

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.
MSCI Emerging Markets Index (net dividends)
October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2021, the Fund held approximately 3,260 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 35.69% for the Fund and 16.96% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark. The Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks outperforming large-cap stocks, the Fund’s inclusion of small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 =7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.30	0.14%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.50	0.14%	$0.71

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.2%
Consumer Discretionary	9.5%
Consumer Staples	3.0%
Energy	10.9%
Financials	27.4%
Health Care	2.5%
Industrials	8.9%
Information Technology	12.8%
Materials	14.8%
Real Estate	5.2%
Utilities	1.8%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.4%)
Petroleo Brasileiro SA	9,916,353	$48,617,153	0.4%
Petroleo Brasileiro SA, Sponsored ADR	10,919,479	104,936,193	0.8%
Petroleo Brasileiro SA, Sponsored ADR	5,515,017	54,157,467	0.4%
Vale SA	10,579,377	134,233,887	1.0%
Other Securities		120,799,198	0.8%

TOTAL BRAZIL		462,743,898	3.4%

CHILE — (0.5%)
Other Securities		70,623,150	0.5%

CHINA — (30.6%)
* Alibaba Group Holding Ltd.	7,316,900	150,454,912	1.1%
* Baidu, Inc., Sponsored ADR	883,875	143,399,880	1.1%
Bank of China Ltd., Class H	301,203,817	106,596,497	0.8%
China Construction Bank Corp., Class H	434,536,101	295,736,876	2.2%
China Merchants Bank Co. Ltd., Class H	14,808,500	124,097,280	0.9%
China Overseas Land & Investment Ltd.	22,666,000	49,991,125	0.4%
China Resources Land Ltd.	20,648,000	80,227,147	0.6%
Geely Automobile Holdings Ltd.	26,250,000	91,104,288	0.7%
Industrial & Commercial Bank of China Ltd., Class H	297,483,996	163,069,444	1.2%
PetroChina Co. Ltd., Class H	130,158,000	62,755,344	0.5%
Ping An Insurance Group Co. of China Ltd., Class H	20,578,500	147,398,227	1.1%
* Trip.com Group Ltd., ADR	1,765,245	50,415,397	0.4%
Other Securities		2,708,705,626	20.0%

TOTAL CHINA		4,173,952,043	31.0%

COLOMBIA — (0.1%)
Other Securities		11,699,835	0.1%

CZECH REPUBLIC — (0.2%)
Other Securities		20,436,623	0.1%

GREECE — (0.2%)
Other Securities		33,803,657	0.2%

HONG KONG — (0.2%)
Other Securities		22,760,338	0.2%

HUNGARY — (0.3%)
Other Securities		33,993,976	0.2%

INDIA — (13.7%)
* Axis Bank Ltd.	6,005,724	60,004,333	0.5%
Hindalco Industries Ltd.	9,969,863	61,983,738	0.5%
ICICI Bank Ltd., Sponsored ADR	4,454,789	94,218,784	0.7%
Larsen & Toubro Ltd.	2,297,590	54,714,019	0.4%
Mahindra & Mahindra Ltd.	3,949,734	46,836,219	0.4%
Reliance Industries Ltd.	12,484,013	424,273,319	3.2%
* Tata Motors Ltd.	10,754,335	69,290,039	0.5%
Wipro Ltd.	6,193,725	53,697,022	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Other Securities		$1,007,058,880	7.3%

TOTAL INDIA		1,872,076,353	13.9%

INDONESIA — (1.5%)
Other Securities		209,741,386	1.6%

MALAYSIA — (1.8%)
Other Securities		250,499,529	1.9%

MEXICO — (2.2%)
Grupo Financiero Banorte SAB de CV, Class O	7,711,601	48,746,251	0.4%
# Grupo Mexico SAB de CV, Class B	10,518,496	46,093,778	0.3%
Other Securities		211,683,812	1.6%

TOTAL MEXICO		306,523,841	2.3%

PHILIPPINES — (0.9%)
Other Securities		127,693,242	0.9%

POLAND — (0.8%)
Other Securities		115,707,174	0.9%

QATAR — (0.3%)
Other Securities		40,558,271	0.3%

RUSSIA — (1.8%)
Gazprom PJSC, Sponsored ADR	10,367,186	101,731,786	0.8%
Lukoil PJSC, Sponsored ADR	1,075,422	109,618,672	0.8%
Other Securities		29,314,846	0.2%

TOTAL RUSSIA		240,665,304	1.8%

SAUDI ARABIA — (2.9%)
Saudi Basic Industries Corp.	2,016,628	69,505,998	0.5%
Other Securities		322,547,739	2.4%

TOTAL SAUDI ARABIA		392,053,737	2.9%

SOUTH AFRICA — (3.9%)
# Impala Platinum Holdings Ltd.	3,660,330	47,373,273	0.4%
* MTN Group Ltd.	10,241,812	91,839,637	0.7%
Standard Bank Group Ltd.	5,188,666	45,978,959	0.4%
Other Securities		351,087,730	2.5%

TOTAL SOUTH AFRICA		536,279,599	4.0%

SOUTH KOREA — (13.3%)
Hana Financial Group, Inc.	1,405,990	54,214,720	0.4%
Hyundai Mobis Co. Ltd.	210,611	45,527,571	0.4%
Hyundai Motor Co.	370,785	66,316,913	0.5%
# KB Financial Group, Inc., ADR	2,468,636	118,667,332	0.9%
Kia Corp.	939,529	68,559,621	0.5%
LG Electronics, Inc.	571,652	59,139,613	0.5%
POSCO, Sponsored ADR	903,713	57,168,884	0.4%
Samsung Electronics Co. Ltd.	1,978,003	118,429,200	0.9%
SK Hynix, Inc.	1,675,156	147,665,948	1.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$1,076,561,111	7.9%

TOTAL SOUTH KOREA		1,812,250,913	13.5%

TAIWAN — (16.4%)
# Asustek Computer, Inc.	3,854,000	48,999,039	0.4%
Cathay Financial Holding Co. Ltd.	40,739,459	84,921,085	0.6%
China Steel Corp.	56,678,320	68,334,569	0.5%
CTBC Financial Holding Co. Ltd.	97,262,073	81,219,569	0.6%
# Fubon Financial Holding Co. Ltd.	33,386,173	88,253,766	0.7%
Hon Hai Precision Industry Co. Ltd.	41,463,192	160,061,938	1.2%
# United Microelectronics Corp.	51,490,681	106,893,309	0.8%
Yuanta Financial Holding Co. Ltd.	52,178,994	46,381,015	0.4%
Other Securities		1,550,689,307	11.4%

TOTAL TAIWAN		2,235,753,597	16.6%

THAILAND — (1.9%)
PTT PCL	54,395,500	63,112,386	0.5%
Other Securities		189,042,273	1.4%

TOTAL THAILAND		252,154,659	1.9%

TURKEY — (0.5%)
Other Securities		68,937,335	0.5%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		51,284,572	0.4%

UNITED KINGDOM — (0.0%)
Other Security		365,499	0.0%

TOTAL COMMON STOCKS		13,342,558,531	99.1%

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
Petroleo Brasileiro SA	3,992,173	19,275,437	0.2%
Other Securities		41,769,061	0.3%

TOTAL BRAZIL		61,044,498	0.5%

COLOMBIA — (0.0%)
Other Securities		5,176,859	0.0%

PHILIPPINES — (0.0%)
Other Security		763,348	0.0%

SOUTH KOREA — (0.0%)
Other Security		622,023	0.0%

TOTAL PREFERRED STOCKS		67,606,728	0.5%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		13,477	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,659,369	0.0%

TOTAL RIGHTS/WARRANTS		1,672,846	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,418,045,683)		13,411,838,105

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	19,568,415	226,406,566	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $10,644,400,920)		$13,638,244,671	101.3%

As of October 31, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/17/21	$41,972,669	$41,015,000	$(957,669)
S&P 500® Emini Index	441	12/17/21	99,955,617	101,363,850	1,408,233

Total Futures Contracts			$141,928,286	$142,378,850	$450,564

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$462,743,898	—	—	$462,743,898
Chile	6,785,587	$63,837,563	—	70,623,150
China	342,832,593	3,793,625,614	$37,493,836	4,173,952,043
Colombia	11,699,835	—	—	11,699,835
Czech Republic	—	20,436,623	—	20,436,623
Greece	—	33,803,657	—	33,803,657
Hong Kong	5,675,428	17,004,977	79,933	22,760,338
Hungary	—	33,993,976	—	33,993,976
India	106,915,810	1,765,125,436	35,107	1,872,076,353
Indonesia	—	208,895,122	846,264	209,741,386
Malaysia	—	250,498,909	620	250,499,529
Mexico	298,694,923	7,828,918	—	306,523,841
Philippines	—	127,678,949	14,293	127,693,242
Poland	—	115,707,174	—	115,707,174
Qatar	—	40,558,271	—	40,558,271
Russia	23,870,525	216,794,779	—	240,665,304
Saudi Arabia	—	392,053,737	—	392,053,737
South Africa	57,637,480	478,642,119	—	536,279,599
South Korea	241,252,129	1,570,035,853	962,931	1,812,250,913
Taiwan	27,564,991	2,207,844,782	343,824	2,235,753,597
Thailand	252,154,659	—	—	252,154,659
Turkey	—	68,937,335	—	68,937,335

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	—	$51,284,572	—		$51,284,572
United Kingdom	—	365,499	—		365,499
Preferred Stocks
Brazil	$61,025,151	19,347	—		61,044,498
Colombia	5,176,859	—	—		5,176,859
Philippines	—	763,348	—		763,348
South Korea	—	622,023	—		622,023
Rights/Warrants
Taiwan	—	13,477	—		13,477
Thailand	—	1,659,369	—		1,659,369
Securities Lending Collateral	—	226,406,566	—		226,406,566
Futures Contracts**	450,564	—	—		450,564

TOTAL	$1,904,480,432	$11,694,437,995	$39,776,808	^	$13,638,695,235

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $662,761 of securities on loan)*	$13,411,838
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $226,355)	226,407
Segregated Cash for Futures Contracts	7,443
Foreign Currencies at Value	46,301
Cash	75,386
Receivables:
Investment Securities Sold	27,645
Dividends, Interest and Tax Reclaims	10,195
Securities Lending Income	1,505
Unrealized Gain on Foreign Currency Contracts	3

Total Assets	13,806,723

LIABILITIES:
Payables:
Upon Return of Securities Loaned	226,403
Investment Securities Purchased	10,710
Due to Advisor	1,166
Futures Margin Variation	2,819
Deferred Taxes Payable	76,748
Accrued Expenses and Other Liabilities	19,172

Total Liabilities	337,018

NET ASSETS	$13,469,705

Investment Securities at Cost	$10,418,046

Foreign Currencies at Cost	$45,724

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $61,245)	$485,227
Income from Securities Lending	14,542

Total Investment Income	499,769

Expenses
Investment Management Fees	14,688
Accounting & Transfer Agent Fees	674
Custodian Fees	4,569
Shareholders’ Reports	37
Directors’/Trustees’ Fees & Expenses	165
Professional Fees	493
Other	752

Total Expenses	21,378

Fees Paid Indirectly (Note C)	65

Net Expenses	21,313

Net Investment Income (Loss)	478,456

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	651,370
Affiliated Investment Companies Shares Sold	(2)
Futures	40,443
Foreign Currency Transactions	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,305,387
Affiliated Investment Companies Shares	(21)
Futures	840
Translation of Foreign Currency-Denominated Amounts	12

Net Realized and Unrealized Gain (Loss)	3,993,420

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,471,876

**	Net of foreign capital gain taxes withheld of $12,230.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$478,456	$482,213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	651,370	(1,060,455)
Affiliated Investment Companies Shares Sold	(2)	—
Futures	40,443	32,312
Foreign Currency Transactions	(4,609)	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,305,387	(1,145,339)
Affiliated Investment Companies Shares	(21)	14
Futures	840	(3,697)
Translation of Foreign Currency-Denominated Amounts	12	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,471,876	(1,708,365)

Transactions in Interest:
Contributions	568,216	916,139
Withdrawals	(4,440,642)	(3,763,616)

Net Increase (Decrease) from Transactions in Interest	(3,872,426)	(2,847,477)

Total Increase (Decrease) in Net Assets	599,450	(4,555,842)
Net Assets
Beginning of Year	12,870,255	17,426,097

End of Year	$13,469,705	$12,870,255

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	35.69%	(9.41%)	5.24%	(9.06%)	24.89%

Net Assets, End of Year (thousands)	$13,469,705	$12,870,255	$17,426,097	$16,684,907	$19,612,211
Ratio of Expenses to Average Net Assets	0.14%	0.14%	0.13%	0.14%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%	0.14%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.26%	3.25%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	14%	20%	14%	13%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $591 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2021, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2021, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$65

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$2,003,796	$5,334,734

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$229,226	$1,309,995	$1,312,791	$(2)	$(21)	$226,407	19,568	$160	—

Total	$229,226	$1,309,995	$1,312,791	$(2)	$(21)	$226,407	19,568	$160	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$10,816,386	$4,113,515	$(1,291,651)	$2,821,864

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$92,928

*	Average Notional Value of futures contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts*,(1)
Dimensional Emerging Markets Value Fund	$1,408	$1,408

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts (2)
Dimensional Emerging Markets Value Fund	$(958)	$(958)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
Dimensional Emerging Markets Value Fund	$40,443	$40,443

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$840	$840

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional Emerging Markets Value Fund	0.83%	$13,109	23	$10	$36,558	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional Emerging Markets Value Fund	Borrower	0.43%	$77,031	4	$4	$93,288	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2021, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$2,162	$1,166	$(355)

I. Securities Lending:

As of October 31, 2021, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$603,359

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund
Common Stocks	$226,403	—	—	—	$226,403

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Fund have divested of all publicly traded securities identified as CMIC’s listed in the Order.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.

investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust—Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None
2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown	Vice President and	Since	Vice President and Assistant Secretary of
1967	Assistant Secretary	2001	• all the DFA Entities (since 2001)
• DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• ETF Trust (since 2020)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner	Vice President and	Since	Vice President and Assistant Secretary of
1982	Assistant Secretary	September	• DFAIDG, DIG, DFAITC and DEM (since 2019)
		2019	• ETF Trust (since 2020)
Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

David P. Butler	Co-Chief	Since	Co-Chief Executive Officer of
1964	Executive Officer	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director (since 2017) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors Canada ULC
• Dimensional Japan Ltd.
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Ltd.
• DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director and Vice President (since 2016) of
• Dimensional Japan Ltd.
President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
• DFA Australia Limited
Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			Vice President (since 2019) of
			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Vice President (2004 – 2017) of
			• all the DFA Entities
			Formerly, Vice President (2010 – 2016) of
			• Dimensional Fund Advisors Canada ULC
			Formerly, Vice President (2016-2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Interim Chief Executive Officer (2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
			• Dimensional Fund Advisors LP

Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	• the DFA Fund Complex
			• ETF Trust
			Executive Vice President (since January 2020)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC
			Chief Operating Officer (since December 2019)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

			Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of
			• the DFA Fund Complex
			• ETF Trust
			Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
			• Delphix Inc.
			Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of
			• BlackRock Inc.

Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	• the DFA Fund Complex
			• ETF Trust
			Vice President, Chief Financial Officer and Treasurer (since September 2020) of
			• DFA Australia Limited
			• Dimensional Fund Advisors Canada ULC
			• DFA Securities LLC
			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors LP
			• Dimensional Fund Advisors Ltd.
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Holdings Inc.
			• Dimensional Hong Kong Limited
			• Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President (since March 2021) of
• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017—2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall	Vice President and	Since June	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer	2021	• the DFA Fund Complex
• ETF Trust
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
• Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of • all the DFA Entities
Vice President (since 2020) of
• ETF Trust
Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez	Vice President and	Vice	Vice President (since 2015) of
1971	Assistant Treasurer	President	• all the DFA Entities
		since 2015	Assistant Treasurer (since 2017) of
		and	• the DFA Fund Complex
		Assistant	Vice President and Assistant Treasurer (since 2020) of
		Treasurer	• ETF Trust
since 2017
Formerly, Senior Tax Manager (2013 – 2015) for
• Dimensional Fund Advisors LP

Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of • the DFA Fund Complex • ETF Trust

Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
• OppenheimerFunds, Inc.

Catherine L. Newell	President and	President since 2017 and General Counsel sincec 2001	President of
1964	General Counsel		• the DFA Fund Complex (since 2017)
• ETF Trust (since 2020)
General Counsel (since 2001) of
• all the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• the DFA Fund Complex
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz	Vice President	Since	Vice President (since September 2021) of
1961		September	• the DFA Fund Complex
		2021	• ETF Trust
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of:
• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
• DFA Fund Complex
Formerly, Director (2019-2021) of:
• Dimensional Ireland Limited

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O	Vice President and	Vice President since 2010 and Secretary since 2017	Vice President (since 2010) and Secretary (since 2017) of
1974	Secretary		• the DFA Fund Complex
Vice President and Secretary (since 2020) of
• ETF Trust
Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	August	• all the DFA Funds
		2020	• ETF Trust
Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer
• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan
• Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly	Co-Chief	Co-Chief	Co-Chief Executive Officer and Chief Investment Officer of
1976	Executive Officer and Chief Investment Officer	Executive Officer and Chief Investment Officer since 2017	• all the DFA Entities (since 2017) • Dimensional Fund Advisors Canada ULC (since 2017) • ETF Trust (since 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
• DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
• Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Director of
• Dimensional Funds plc (since 2014)
• Dimensional Funds II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of
• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
• all the DFA Entities
Formerly, Vice President (2007 – 2017) of
• all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
• Dimensional Fund Advisors Canada ULC
Formerly, Director (2017-2018) of
• Dimensional Fund Advisors Pte. Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

James J. Taylor	Vice President and	Since	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer	March	• the DFA Fund Complex
		2020	• ETF Trust
Vice President (since 2016)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)
• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	87%	—	6%	88%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	82%	—	7%	85%	—	—
Global Small Company Portfolio	100%	—	—	—	—	100%	—	70%	—	5%	26%	—	—
International Small Company Portfolio	100%	—	—	—	—	100%	—	53%	—	8%	49%	—	—
Japanese Small Company Portfolio	100%	—	—	—	—	100%	—	92%	—	9%	88%	—	—
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%	—	50%	—	1%	75%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	—	55%	—	2%	61%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	71%	—	16%	77%	—	—
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	15%	—	—	41%	—	—
DFA Global Real Estate Securities Portfolio	82%	—	18%	—	—	100%	—	1%	—	—	—	—	—
DFA International Small Cap Value Portfolio	100%	—	—	—	—	100%	—	74%	—	10%	69%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	78%	—	9%	83%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	92%	—	7%	86%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	72%	—	7%	81%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	74%	—	7%	88%	—	—
World Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	5%	51%	—	—
Selectively Hedged Global Equity Portfolio	50%	3%	47%	—	—	100%	—	100%	—	7%	40%	—	100%
Emerging Markets Portfolio	100%	—	—	—	—	100%	—	71%	—	9%	95%	—	—

See accompanying Notes to Financial Statements.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Small Cap
Portfolio	100%	—	—	—	—	100%	—	22%	—	7%	44%	—	—
Emerging Markets Portfolio Value	100%	—	—	—	—	100%	—	59%	—	11%	88%	—	—
Emerging Markets Core Equity
Portfolio	100%	—	—	—	—	100%	—	61%	—	9%	90%	—	—
Emerging Markets Targeted Value
Portfolio	90%	10%	—	—	—	100%	—	21%	—	14%	51%	—	100%
Dimensional Investment Group Inc.
DFA International Value Portfolio	100%	—	—	—	—	100%	—	84%	—	6%	82%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

DFA103121-001AI 00267814

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2021: $69,273 Fiscal Year Ended October 31, 2020: $21,254

(b)	Audit-Related Fees

Fees for Registrant	Fiscal Year Ended October 31, 2021: $5,621

Fiscal Year Ended October 31, 2020: $1,728

For fiscal years ended October 31, 2021 and October 31, 2020, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2021: $220,000

Fiscal Year Ended October 31, 2020: $215,000

For the fiscal years ended October 31, 2021 and October 31, 2020, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2021: $0

Fiscal Year Ended October 31, 2020: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2021: $0

Fiscal Year Ended October 31, 2020: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2021 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal	Year Ended October 31, 2021: $1,304,747

Fiscal	Year Ended October 31, 2020: $1,295,854

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.4%)
*	Alliar Medicos A Frente SA	200,100	$524,732
*	Anima Holding SA	75,000	87,707
	Banco Bradesco SA, ADR	1,092,950	3,825,325
	Banco Bradesco SA	2,646,600	7,971,969
	Banco do Brasil SA	2,848,186	14,382,739
	Banco Santander Brasil SA	1,088,506	6,634,644
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	328,463	1,470,104
*	C&A Modas Ltda	34,400	36,937
	Camil Alimentos SA	625,691	1,073,158
	Cia Brasileira de Distribuicao	684,958	3,098,440
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	3,055,863
	Cielo SA	1,279,019	496,306
	CSU Cardsystem SA	69,819	209,563
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	494,989	1,235,762
	Direcional Engenharia SA	628,557	1,062,482
*	Embraer SA	375,900	1,460,627
*	Embraer SA, Sponsored ADR	210,512	3,269,251
	Enauta Participacoes SA	681,873	1,544,055
	Even Construtora e Incorporadora SA	717,656	790,925
	Fras-Le SA	22,500	56,651
*	Gafisa SA	64,000	22,793
	Gafisa SA, ADR	164,984	110,539
#	Gerdau SA, Sponsored ADR	4,664,503	22,063,099
	Gerdau SA	254,766	1,003,933
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	272,127	210,226
	Guararapes Confeccoes SA	20,600	39,968
	Helbor Empreendimentos SA	130,440	110,476
	Iguatemi Empresa de Shopping Centers SA	117,331	622,429
	Industrias Romi SA	248,266	718,343
*	International Meal Co. Alimentacao SA, Class A	464,842	231,441
*	Iochpe-Maxion SA	835,706	2,484,699
	JBS SA	2,928,450	20,262,230
	JHSF Participacoes SA	1,753,405	1,550,284
	M Dias Branco SA	19,800	108,581
*	Marisa Lojas SA	721,250	525,238
	Mills Estruturas e Servicos de Engenharia SA	93,500	83,331
	MRV Engenharia e Participacoes SA	258,300	464,535
	Petroleo Brasileiro SA, Sponsored ADR	10,919,479	104,936,193
	Petroleo Brasileiro SA, Sponsored ADR	5,515,017	54,157,467
	Petroleo Brasileiro SA	9,916,353	48,617,153
	Positivo Tecnologia SA	156,700	234,059
	Sao Carlos Empreendimentos e Participacoes SA	60,300	395,319
	Sendas Distribuidora SA	1,015,790	2,751,945
Ω	Ser Educacional SA	23,900	44,211
	SLC Agricola SA	532,343	4,110,618
	TIM SA	2,003,840	3,983,678
	Trisul SA	290,805	301,430
	Tupy SA	490,902	1,817,028
	Ultrapar Participacoes SA	911,136	2,106,794
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	1,254,042
	Vale SA	10,579,377	134,233,887
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	192,737	243,833
	Vibra Energia SA	176,700	656,856

TOTAL BRAZIL			462,743,898

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHILE — (0.5%)
	Besalco SA	530,992	$140,337
*	Camanchaca SA	1,334,309	56,541
	CAP SA	790,492	7,828,360
	Cementos BIO BIO SA	665,307	596,264
	Cencosud SA	7,523,739	11,004,099
	Cia Sud Americana de Vapores SA	48,651,513	3,161,968
	Cristalerias de Chile SA	264,624	875,065
	Empresa Nacional de Telecomunicaciones SA	712,006	2,442,122
	Empresas CMPC SA	5,272,541	9,728,739
	Empresas COPEC SA	1,840,697	14,479,671
*	Empresas Hites SA	1,783,807	305,490
*	Empresas La Polar SA	18,620,639	235,799
	Enel Americas SA, ADR	1,131,013	6,401,534
	Enel Americas SA	13,898,479	1,581,581
#	Enel Chile SA, ADR	176,983	384,053
	Grupo Security SA	3,945,934	597,151
	Inversiones Aguas Metropolitanas SA	2,266,399	1,073,258
*	Itau CorpBanca Chile SA	568,841,776	1,263,147
*	Latam Airlines Group SA	736,124	1,076,444
*	Masisa SA	9,310,884	131,552
	PAZ Corp. SA	1,562,812	549,390
*	Ripley Corp. SA	1,282,589	216,790
	Salfacorp SA	2,200,300	743,881
	Sigdo Koppers SA	187,924	176,849
	SMU SA	729,291	72,657
	Sociedad Matriz SAAM SA	47,547,899	2,970,184
	Socovesa SA	3,702,080	484,843
	SONDA SA	53,757	18,176
	Vina Concha y Toro SA	1,394,046	2,027,205

TOTAL CHILE			70,623,150

CHINA — (30.6%)
*	360 DigiTech, Inc., ADR	18,207	371,605
*	360 Security Technology, Inc., Class A	661,700	1,244,801
*	361 Degrees International Ltd.	5,729,000	2,779,123
# * Ω	3SBio, Inc.	4,591,000	4,197,250
	5I5J Holding Group Co. Ltd., Class A	1,102,800	513,476
	AAC Technologies Holdings, Inc.	3,268,000	14,125,002
Ω	AAG Energy Holdings Ltd.	308,000	68,950
	Accelink Technologies Co. Ltd., Class A	171,600	581,345
	Advanced Technology & Materials Co. Ltd., Class A	275,600	366,731
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	1,019,035
	AECC Aviation Power Co. Ltd., Class A	345,407	3,191,593
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	550,967
	Agile Group Holdings Ltd.	10,528,999	8,254,133
	Agricultural Bank of China Ltd., Class H	95,473,000	32,442,414
*	Air China Ltd., Class H	7,800,000	5,487,474
	Aisino Corp., Class A	596,467	1,067,724
	Ajisen China Holdings Ltd.	3,383,000	578,009
*	Alibaba Group Holding Ltd.	7,316,900	150,454,912
*	Alpha Group, Class A	286,500	225,724
# *	Aluminum Corp. of China Ltd., Class H	20,860,000	12,553,344
	Angang Steel Co. Ltd., Class H	9,163,632	4,925,713
	Anhui Conch Cement Co. Ltd., Class H	7,897,000	39,049,918
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	275,117
	Anhui Guangxin Agrochemical Co. Ltd., Class A	89,500	494,123
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	546,749
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	414,960	337,248
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	615,500

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Xinhua Media Co. Ltd., Class A	683,764	$503,107
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	748,604	2,010,994
# *	Anton Oilfield Services Group	16,568,000	1,125,221
	Aoshikang Technology Co. Ltd., Class A	49,300	549,543
	APT Satellite Holdings Ltd.	154,000	45,584
	Asia Cement China Holdings Corp.	3,553,500	2,707,767
Ω	AsiaInfo Technologies Ltd.	446,000	734,824
# *	Asian Citrus Holdings Ltd.	4,633,000	112,419
	Ausnutria Dairy Corp. Ltd.	1,564,000	1,956,517
	AVIC Electromechanical Systems Co. Ltd., Class A	27,400	65,009
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,662,749
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	8,251,516
Ω	BAIC Motor Corp. Ltd., Class H	12,987,500	4,302,105
*	Baidu, Inc., Sponsored ADR	883,875	143,399,880
Ω	BAIOO Family Interactive Ltd.	1,124,000	90,442
	Bank of Beijing Co. Ltd., Class A	5,995,822	4,149,989
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,726,579
	Bank of Chengdu Co. Ltd., Class A	1,596,328	3,183,899
	Bank of China Ltd., Class H	301,203,817	106,596,497
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,713,940
	Bank of Communications Co. Ltd., Class H	41,482,574	24,677,266
	Bank of Hangzhou Co. Ltd., Class A	1,844,805	4,114,839
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,077,758
	Bank of Nanjing Co. Ltd., Class A	3,991,531	6,050,102
	Bank of Ningbo Co. Ltd., Class A	1,742,529	10,388,262
	Bank of Shanghai Co. Ltd., Class A	3,689,247	4,203,369
*	Bank of Tianjin Co. Ltd., Class H	29,000	11,929
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	402,599	95,529
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	8,698,090
	Baosheng Science & Technology Innovation Co. Ltd., Class A	196,050	148,584
*	Baoye Group Co. Ltd., Class H	1,561,120	763,480
*	Baozun, Inc., Class A	2,500	14,430
	BBMG Corp., Class H	16,973,000	2,851,852
	Befar Group Co. Ltd., Class A	254,600	334,075
	Beibuwan Port Co. Ltd., Class A	258,100	300,543
	Beijing Capital Development Co. Ltd., Class A	425,200	326,634
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,783,279	1,987,875
# *	Beijing Capital International Airport Co. Ltd., Class H	12,208,000	7,938,435
*	Beijing Energy International Holding Co. Ltd.	4,182,000	158,010
	Beijing Enlight Media Co. Ltd., Class A	195,500	286,052
*	Beijing Enterprises Clean Energy Group Ltd.	4,880,000	65,597
	Beijing Enterprises Holdings Ltd.	3,226,000	12,400,389
*	Beijing Enterprises Urban Resources Group Ltd.	324,000	32,824
	Beijing Enterprises Water Group Ltd.	17,900,000	6,841,992
*	Beijing Forever Technology Co. Ltd., Class A	120,800	217,029
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	255,190	647,520
# *	Beijing Health Holdings Ltd.	3,048,000	38,411
*	Beijing Jetsen Technology Co. Ltd., Class A	87,500	56,056
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	34,500	167,099
	Beijing New Building Materials PLC, Class A	9,100	40,101
	Beijing North Star Co. Ltd., Class H	6,026,000	966,888
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	319,015
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	517,024
	Beijing Originwater Technology Co. Ltd., Class A	775,200	843,745
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	81,200	77,282
	Beijing Shiji Information Technology Co. Ltd., Class A	134,398	497,441
*	Beijing Shougang Co. Ltd., Class A	756,666	680,497
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	1,007,768

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	$619,143
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	367,135	344,531
	Beijing Thunisoft Corp. Ltd., Class A	169,434	283,597
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	88,000	112,137
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	126,671
	Beijing Yanjing Brewery Co. Ltd., Class A	1,317,929	1,367,434
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	440,600	770,778
	Best Pacific International Holdings Ltd.	396,000	120,989
	Bestsun Energy Co. Ltd., Class A	173,200	132,174
	Better Life Commercial Chain Share Co. Ltd., Class A	523,230	549,871
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	283,397
	Blue Sail Medical Co. Ltd., Class A	492,700	1,113,472
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	760,006
	BOE Technology Group Co. Ltd., Class A	13,370,757	10,272,510
*	Bohai Leasing Co. Ltd., Class A	2,291,900	941,466
	Bosideng International Holdings Ltd.	590,000	457,164
*	Boyaa Interactive International Ltd.	1,548,000	103,184
	Bright Dairy & Food Co. Ltd., Class A	630,905	1,373,556
	Bright Real Estate Group Co. Ltd., Class A	171,200	58,300
* ††	Brilliance China Automotive Holdings Ltd.	16,650,000	5,511,151
*	BTG Hotels Group Co. Ltd., Class A	200,100	764,604
	C C Land Holdings Ltd.	15,977,429	3,580,706
	C&D International Investment Group Ltd.	444,726	827,772
# *	CA Cultural Technology Group Ltd.	1,338,000	104,901
	Cabbeen Fashion Ltd.	1,514,000	620,634
	Caitong Securities Co. Ltd., Class A	518,700	831,263
	Camel Group Co. Ltd., Class A	216,320	442,414
	Canny Elevator Co. Ltd., Class A	211,052	240,608
*	Capital Environment Holdings Ltd.	12,116,000	283,493
	Carrianna Group Holdings Co. Ltd.	3,478,391	308,123
* ††	CECEP COSTIN New Materials Group Ltd.	132,000	1,909
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	2,283,363
	CECEP Wind-Power Corp., Class A	941,500	1,085,253
	Central China Management Co. Ltd.	7,334,350	1,131,452
	Central China Real Estate Ltd.	6,699,350	1,007,102
	Central China Securities Co. Ltd., Class H	217,000	39,813
#	CGN New Energy Holdings Co. Ltd.	8,204,000	7,678,736
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	250,331
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	199,699
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,425,344
	Changying Xinzhi Technology Co. Ltd., Class A	39,100	102,531
	Chanjet Information Technology Co. Ltd., Class H	21,000	27,005
	Chaowei Power Holdings Ltd.	3,811,000	1,122,821
*	Cheetah Mobile, Inc., ADR	218,633	367,303
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	557,099
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	382,448
	China Aerospace International Holdings Ltd.	12,534,000	933,750
#	China Aircraft Leasing Group Holdings Ltd.	896,000	619,807
#	China Aoyuan Group Ltd.	7,667,000	3,028,010
	China BlueChemical Ltd., Class H	13,574,878	4,539,175
# *	China Boton Group Co. Ltd.	262,000	93,507
*	China CAMC Engineering Co. Ltd., Class A	347,300	350,605
	China Cinda Asset Management Co. Ltd., Class H	53,481,000	8,928,437
	China CITIC Bank Corp. Ltd., Class H	42,404,112	18,600,546
#	China Coal Energy Co. Ltd., Class H	13,890,000	8,474,084
††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	1,764,266
	China Communications Services Corp. Ltd., Class H	16,467,071	9,103,318
	China Conch Venture Holdings Ltd.	2,833,500	13,768,956
	China Construction Bank Corp., Class H	434,536,101	295,736,876

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CSSC Holdings Ltd., Class A	375,700	$1,320,142
*	China CYTS Tours Holding Co. Ltd., Class A	418,760	654,027
# *	China Dili Group	4,137,899	1,015,636
	China Dongxiang Group Co. Ltd.	19,415,000	2,039,597
*	China Eastern Airlines Corp. Ltd., ADR	2,914	56,328
*	China Eastern Airlines Corp. Ltd., Class H	13,416,000	5,263,817
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	173,268
#	China Energy Engineering Corp. Ltd., Class H	2,124,000	313,154
	China Everbright Bank Co. Ltd., Class H	15,782,000	5,549,913
# Ω	China Everbright Greentech Ltd.	3,443,000	1,210,725
	China Everbright Ltd.	7,559,869	8,500,706
*	China Film Co. Ltd., Class A	305,100	560,462
* ††	China Financial Services Holdings Ltd.	94,200	7,718
	China Foods Ltd.	2,164,000	826,813
	China Galaxy Securities Co. Ltd., Class H	18,139,000	10,099,363
	China Gas Holdings Ltd.	11,940,000	29,802,476
#	China Glass Holdings Ltd.	4,496,000	1,318,147
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	91,017
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	2,995,500	2,398,544
	China Great Wall Securities Co. Ltd., Class A	190,600	340,494
	China Hanking Holdings Ltd.	911,000	165,944
	China Harmony Auto Holding Ltd.	5,759,500	2,945,651
* ††	China High Precision Automation Group Ltd.	429,000	12,613
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	244,021
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	1,464,462
	China Hongqiao Group Ltd.	10,475,000	11,638,260
* †† Ω China Huarong Asset Management Co. Ltd., Class H		62,368,000	6,132,192
††	China Huiyuan Juice Group Ltd.	4,269,983	192,411
Ω	China International Capital Corp. Ltd., Class H	3,750,800	9,286,112
#	China International Marine Containers Group Co. Ltd., Class H	3,412,380	6,760,878
	China Isotope & Radiation Corp.	8,000	22,768
#	China Jinmao Holdings Group Ltd.	30,378,580	8,875,055
	China Jushi Co. Ltd., Class A	1,536,248	4,589,441
#	China Kepei Education Group Ltd.	1,630,000	898,711
	China Lesso Group Holdings Ltd.	8,141,000	12,583,275
	China Life Insurance Co. Ltd., Class H	13,508,000	23,467,034
#	China Lilang Ltd.	1,763,000	1,004,264
# *	China Longevity Group Co. Ltd.	1,152,649	38,073
# * ††	China Lumena New Materials Corp.	1,315,048	0
# *	China Maple Leaf Educational Systems Ltd.	7,422,000	1,188,746
	China Medical System Holdings Ltd.	3,750,000	6,349,570
	China Meheco Co. Ltd., Class A	303,800	528,513
	China Merchants Bank Co. Ltd., Class H	14,808,500	124,097,280
	China Merchants Energy Shipping Co. Ltd., Class A	1,571,640	1,123,714
	China Merchants Land Ltd.	11,986,000	1,338,881
	China Merchants Port Holdings Co. Ltd.	7,949,903	13,253,916
Ω	China Merchants Securities Co. Ltd., Class H	658,820	1,040,885
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,219,933
††	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	23,927,400	9,487,130
#	China Modern Dairy Holdings Ltd.	9,212,000	1,737,791
	China Molybdenum Co. Ltd., Class H	9,003,000	5,565,679
	China National Accord Medicines Corp. Ltd., Class A	233,806	1,224,068
	China National Building Material Co. Ltd., Class H	26,405,250	33,093,514
	China National Medicines Corp. Ltd., Class A	258,300	1,230,453
	China National Nuclear Power Co. Ltd., Class A	5,075,483	5,439,532
# Ω	China New Higher Education Group Ltd.	2,511,000	1,258,608
*	China New Town Development Co. Ltd.	11,705,522	134,590
*	China Oil & Gas Group Ltd.	18,900,000	1,172,060

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Oilfield Services Ltd., Class H	8,924,000	$8,534,612
	China Oriental Group Co. Ltd.	8,518,000	2,397,351
	China Overseas Grand Oceans Group Ltd.	12,669,500	6,074,374
	China Overseas Land & Investment Ltd.	22,666,000	49,991,125
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	31,329,126
#	China Petroleum & Chemical Corp., ADR	774,776	37,716,135
	China Petroleum & Chemical Corp., Class H	77,479,575	37,750,582
	China Pioneer Pharma Holdings Ltd.	1,142,000	169,953
* ††	China Properties Group Ltd.	3,380,000	135,213
	China Publishing & Media Co. Ltd., Class A	477,385	404,871
	China Railway Group Ltd., Class H	22,192,000	10,840,686
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,576,000	1,956,086
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	224,356
# *	China Rare Earth Holdings Ltd.	4,650,600	489,964
	China Reinsurance Group Corp., Class H	24,824,000	2,581,511
Ω	China Renaissance Holdings Ltd.	29,500	71,289
	China Resources Cement Holdings Ltd.	17,062,000	14,347,507
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	675,381	1,204,710
	China Resources Gas Group Ltd.	2,388,000	12,817,206
	China Resources Land Ltd.	20,648,000	80,227,147
	China Resources Medical Holdings Co. Ltd.	5,256,500	3,687,682
# Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	4,509,093
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	510,231	1,923,562
	China Risun Group Ltd.	709,000	432,146
#	China Sanjiang Fine Chemicals Co. Ltd.	5,245,000	1,581,200
	China SCE Group Holdings Ltd.	13,607,000	4,243,693
	China Science Publishing & Media Ltd., Class A	232,700	299,135
* Ω	China Shengmu Organic Milk Ltd.	729,000	50,338
	China Shenhua Energy Co. Ltd., Class H	19,655,500	42,265,118
	China Shineway Pharmaceutical Group Ltd.	2,159,000	2,069,847
	China Shuifa Singyes Energy Holdings Ltd.	520,000	143,786
*	China Silver Group Ltd.	8,388,000	642,236
#	China South City Holdings Ltd.	31,676,000	2,360,826
	China South Publishing & Media Group Co. Ltd., Class A	602,000	770,392
# *	China Southern Airlines Co. Ltd., Class H	9,962,000	6,058,011
	China Starch Holdings Ltd.	13,595,000	296,294
	China State Construction Engineering Corp. Ltd., Class A	16,812,606	12,231,789
*	China Sunshine Paper Holdings Co. Ltd.	1,885,000	427,211
	China Taiping Insurance Holdings Co. Ltd.	11,400,800	17,348,488
# *	China Tianrui Group Cement Co. Ltd.	45,000	38,657
*	China Tianying, Inc., Class A	948,700	703,555
Ω	China Tower Corp. Ltd., Class H	117,092,000	15,174,976
	China Traditional Chinese Medicine Holdings Co. Ltd.	18,684,000	8,890,582
	China TransInfo Technology Co. Ltd., Class A	240,300	502,177
# *	China Travel International Investment Hong Kong Ltd.	18,963,631	2,750,859
*	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	627,643
	China Vanke Co. Ltd., Class H	8,314,005	19,425,081
# Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	430,794
	China West Construction Group Co. Ltd., Class A	358,900	402,947
* ††	China Wood Optimization Holding Ltd.	88,000	7,634
Ω	China Xinhua Education Group Ltd.	294,000	62,641
	China XLX Fertiliser Ltd.	1,879,000	1,318,822
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	8,095,387
# *	China ZhengTong Auto Services Holdings Ltd.	8,694,500	1,060,418
	China Zheshang Bank Co. Ltd., Class H	24,000	9,653
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	270,700	112,315
# *	China Zhongwang Holdings Ltd.	13,622,954	2,941,529
	Chinasoft International Ltd.	3,412,000	5,697,116
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	875,061

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Changan Automobile Co. Ltd., Class A	1,390,513	$4,252,746
	Chongqing Department Store Co. Ltd., Class A	222,784	801,439
	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	448,835
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	93,020
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,097,000	5,790,383
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	678,696
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	64,154
	CIFI Holdings Group Co. Ltd.	18,714,758	10,388,154
	CIMC Enric Holdings Ltd.	4,910,000	6,313,798
*	Cinda Real Estate Co. Ltd., Class A	783,100	392,905
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	303,165
*	CITIC Guoan Information Industry Co. Ltd., Class A	546,700	191,873
	CITIC Ltd.	25,131,483	25,176,604
*	CITIC Resources Holdings Ltd.	15,150,000	1,066,873
#	CITIC Securities Co. Ltd., Class H	4,885,500	12,404,075
# *	Citychamp Watch & Jewellery Group Ltd.	476,000	80,243
	CMST Development Co. Ltd., Class A	304,400	290,896
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	704,267
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	492,800	1,061,702
	COFCO Biotechnology Co. Ltd., Class A	469,400	781,461
# * Ω	Cogobuy Group	1,339,000	491,805
#	Colour Life Services Group Co. Ltd.	2,857,548	500,497
#	Comba Telecom Systems Holdings Ltd.	1,318,000	366,999
	Concord New Energy Group Ltd.	39,820,000	4,199,123
	Consun Pharmaceutical Group Ltd.	2,355,000	1,009,240
*	Coolpad Group Ltd.	13,182,079	692,089
	COSCO SHIPPING Development Co. Ltd., Class H	13,494,000	2,622,186
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,686,000	3,838,529
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	1,159,813
	COSCO SHIPPING Ports Ltd.	13,271,761	11,047,224
* Ω	Cosmo Lady China Holdings Co. Ltd.	642,000	46,238
	Country Garden Holdings Co. Ltd.	36,552,799	34,396,440
	CP Pokphand Co. Ltd.	10,346,000	1,464,136
#	CPMC Holdings Ltd.	4,586,000	2,240,844
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	379,207
# *	Crazy Sports Group Ltd.	7,256,000	365,148
	CSG Holding Co. Ltd., Class A	567,849	802,581
	CSPC Pharmaceutical Group Ltd.	2,798,000	2,919,712
	CSSC Hong Kong Shipping Co. Ltd.	134,000	19,787
	CTS International Logistics Corp. Ltd., Class A	337,870	651,205
	D&O Home Collection Co. Ltd., Class A	147,557	292,957
#	DaFa Properties Group Ltd.	402,000	260,477
Ω	Dali Foods Group Co. Ltd.	3,807,500	2,119,946
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	373,625
	Daqin Railway Co. Ltd., Class A	6,459,961	6,409,783
	Dare Power Dekor Home Co. Ltd., Class A	144,600	264,100
	Dashang Co. Ltd., Class A	205,208	624,332
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	149,577
*	Dazhong Transportation Group Co. Ltd., Class A	359,539	185,380
	Dazzle Fashion Co. Ltd., Class A	185,600	542,957
	DBG Technology Co. Ltd., Class A	298,278	648,375
	Deppon Logistics Co. Ltd., Class A	195,700	334,257
#	Dexin China Holdings Co. Ltd.	736,000	246,922
	DHC Software Co. Ltd., Class A	701,900	761,282
	Digital China Group Co. Ltd., Class A	227,300	530,565
	Digital China Holdings Ltd.	3,504,000	1,889,011
	Digital China Information Service Co. Ltd., Class A	316,700	551,885
	Dong-E-E-Jiao Co. Ltd., Class A	247,813	1,570,672
	Dongfang Electric Corp. Ltd., Class H	2,029,200	3,237,845

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Dongfang Electronics Co. Ltd., Class A	289,100	$277,203
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	12,640,377
	Dongjiang Environmental Co. Ltd., Class H	51,000	23,267
	Dongxing Securities Co. Ltd., Class A	763,900	1,308,341
#	Dongyue Group Ltd.	3,020,000	7,026,369
	Dynagreen Environmental Protection Group Co. Ltd., Class H	340,000	173,504
# *	E-Commodities Holdings Ltd.	5,880,000	621,937
	Edvantage Group Holdings Ltd.	104,000	67,659
	Elion Energy Co. Ltd., Class A	807,498	626,122
*	Enjoyor Co. Ltd., Class A	103,300	111,634
	ENN Natural Gas Co. Ltd., Class A	219,900	633,083
* Ω	ESR Cayman Ltd.	457,200	1,479,437
#	Essex Bio-technology Ltd.	207,000	140,899
	EVA Precision Industrial Holdings Ltd.	3,990,000	696,808
*	Everbright Jiabao Co. Ltd., Class A	607,266	245,671
# Ω	Everbright Securities Co. Ltd., Class H	1,371,200	1,070,851
*	Fang Holdings Ltd., ADR	3,666	21,335
	Fangda Carbon New Material Co. Ltd., Class A	915,594	1,538,736
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	731,795
#	Fantasia Holdings Group Co. Ltd.	14,882,515	1,071,166
#	Far East Horizon Ltd.	7,898,000	7,530,298
	FAW Jiefang Group Co. Ltd.	724,752	1,181,430
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	882,019
*	FIH Mobile Ltd.	939,000	146,068
	Financial Street Holdings Co. Ltd., Class A	569,730	522,171
#	FinVolution Group, ADR	60,163	368,198
#	First Tractor Co. Ltd., Class H	718,000	361,962
	Focused Photonics Hangzhou, Inc., Class A	26,500	76,597
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	216,100	345,633
	Fosun International Ltd.	12,910,683	15,126,381
	Founder Securities Co. Ltd., Class A	1,689,907	2,154,848
	FriendTimes, Inc.	338,000	49,741
	Fu Shou Yuan International Group Ltd.	3,066,000	2,632,205
	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	352,507
	Fufeng Group Ltd.	11,203,000	3,878,173
	Fujian Longking Co. Ltd., Class A	325,100	412,772
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	164,900	322,573
	Fujian Star-net Communication Co. Ltd., Class A	196,200	671,341
	Fujian Sunner Development Co. Ltd., Class A	579,198	2,033,426
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	386,658
	Gansu Shangfeng Cement Co. Ltd., Class A	278,900	757,475
* ††	GCL-Poly Energy Holdings Ltd.	121,131,000	23,119,277
*	GDS Holdings Ltd., Class A	200,000	1,502,008
	Geely Automobile Holdings Ltd.	26,250,000	91,104,288
	GEM Co. Ltd., Class A	1,160,200	1,973,356
	Gemdale Corp., Class A	1,689,954	2,680,122
	Gemdale Properties & Investment Corp. Ltd.	33,376,000	3,248,417
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	4,320,605
*	Genimous Technology Co. Ltd., Class A	124,700	117,914
	GF Securities Co. Ltd., Class H	4,802,600	8,145,765
*	Glorious Property Holdings Ltd.	18,846,000	586,148
*	Glory Sun Financial Group Ltd.	2,780,000	96,305
	Goldcard Smart Group Co. Ltd.	156,680	265,318
	Golden Eagle Retail Group Ltd.	12,000	10,440
	GoldenHome Living Co. Ltd., Class A	68,570	321,105
	Goldenmax International Technology Ltd., Class A	301,200	627,138
	Goldlion Holdings Ltd.	1,887,000	408,946
	Goldpac Group Ltd.	1,296,000	296,930
*	Gosuncn Technology Group Co. Ltd., Class A	333,100	231,743

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Grand Baoxin Auto Group Ltd.	5,444,500	$611,216
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	744,252
	Greattown Holdings Ltd., Class A	1,264,000	699,476
	Greatview Aseptic Packaging Co. Ltd.	1,449,000	595,285
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	6,089,475
	Greenland Holdings Corp. Ltd., Class A	3,512,040	2,256,167
#	Greenland Hong Kong Holdings Ltd.	8,146,575	1,732,382
#	Greentown China Holdings Ltd.	6,258,591	8,622,757
	GRG Banking Equipment Co. Ltd., Class A	676,700	1,094,484
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	896,900	759,065
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	357,356	372,000
*	Guangdong HEC Technology Holding Co. Ltd., Class A	1,058,600	1,755,556
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	327,654
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	124,313
	Guangdong Tapai Group Co. Ltd., Class A	353,173	555,349
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	344,634	453,413
*	Guanghui Energy Co. Ltd., Class A	3,273,638	3,378,539
# *	Guangshen Railway Co. Ltd., Sponsored ADR	266,120	2,342,937
	Guangxi Liugong Machinery Co. Ltd., Class A	354,190	411,547
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	152,811	363,532
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	2,136,800	1,018,015
	Guangzhou Automobile Group Co. Ltd., Class H	10,882,000	10,272,167
	Guangzhou Baiyun International Airport Co. Ltd., Class A	716,300	1,325,292
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,769,723
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	708,361
#	Guangzhou R&F Properties Co. Ltd., Class H	11,917,514	7,455,046
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	566,190	683,548
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	313,026
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	133,200	123,227
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	371,676	254,167
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,125,732	1,353,489
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	43,700	46,490
	Guomai Technologies, Inc., Class A	418,400	374,506
# *	Guorui Properties Ltd.	5,759,000	254,401
	Guosen Securities Co. Ltd., Class A	1,174,527	2,093,412
*	Guosheng Financial Holding, Inc., Class A	257,924	376,497
* Ω	Guotai Junan Securities Co. Ltd., Class H	1,914,200	2,613,311
	Guoyuan Securities Co. Ltd., Class A	771,550	893,875
* Ω	Haichang Ocean Park Holdings Ltd.	558,000	141,156
	Haier Smart Home Co. Ltd., Class A	2,528,488	10,744,047
	Haier Smart Home Co. Ltd., Class H	1,827,400	6,804,676
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	78,260	219,329
*	Hainan Meilan International Airport Co. Ltd., Class H	417,000	1,687,373
	Haitian International Holdings Ltd.	979,000	2,853,289
	Haitong Securities Co. Ltd., Class H	12,313,600	10,954,438
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	21,732
	Hand Enterprise Solutions Co. Ltd., Class A	310,700	320,501
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	1,379,553
	Hangcha Group Co. Ltd., Class A	166,900	432,078
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	326,532
	Hangzhou Century Co. Ltd., Class A	277,800	267,112
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	274,300	1,112,080
	Hangzhou Zhongheng Electric Co. Ltd., Class A	70,200	93,253
* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	165,726
	Harbin Electric Co. Ltd., Class H	4,957,474	2,097,167
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	370,900	138,562
	HBIS Resources Co. Ltd., Class A	58,300	131,056
# *	HC Group, Inc.	1,280,000	132,101
	Health & Happiness H&H International Holdings Ltd.	506,500	1,185,555

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hebei Construction Group Corp. Ltd., Class H	322,500	$81,556
	Hello Group, Inc.	639,246	7,958,613
	Henan Lingrui Pharmaceutical Co., Class A	400,000	668,638
	Henan Pinggao Electric Co. Ltd., Class A	382,800	528,018
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	47,206
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	901,710
	Henan Thinker Automatic Equipment Co. Ltd., Class A	33,420	106,728
	Henan Yuguang Gold & Lead Co. Ltd., Class A	53,100	44,542
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	299,521
#	Hengan International Group Co. Ltd.	2,529,000	13,216,382
*	Hengdeli Holdings Ltd.	14,156,000	518,775
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	211,700	466,898
	Hengli Petrochemical Co. Ltd., Class A	1,986,065	6,848,646
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,555,280
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	2,679,468
	Hesteel Co. Ltd., Class A	3,844,300	1,477,219
	Hexing Electrical Co. Ltd., Class A	202,190	371,843
*	Hi Sun Technology China Ltd.	9,768,000	1,318,219
	Hisense Home Appliances Group Co. Ltd., Class H	405,000	435,003
*	Holitech Technology Co. Ltd., Class A	1,226,800	623,714
	Hongda Xingye Co. Ltd., Class A	819,256	694,690
*	Honghua Group Ltd.	15,729,000	543,238
* †† Ω Honworld Group Ltd.		1,002,500	296,672
Ω	Hope Education Group Co. Ltd.	5,706,000	1,017,653
	Hopson Development Holdings Ltd.	5,251,400	14,250,017
††	Hua Han Health Industry Holdings Ltd.	17,852,160	258,128
* Ω	Hua Hong Semiconductor Ltd.	2,808,000	14,091,274
	Huaan Securities Co. Ltd., Class A	1,731,080	1,382,996
	Huadong Medicine Co. Ltd., Class A	656,038	3,745,384
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,079,100	886,855
	Huafon Chemical Co. Ltd., Class A	859,548	1,599,130
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	480,964
*	Huafu Fashion Co. Ltd., Class A	458,898	317,501
	Huagong Tech Co. Ltd., Class A	203,200	915,616
	Huapont Life Sciences Co. Ltd., Class A	469,100	453,647
Ω	Huatai Securities Co. Ltd., Class H	5,375,400	7,993,816
*	Huawen Media Group, Class A	347,100	124,929
	Huaxi Securities Co. Ltd., Class A	1,072,555	1,515,844
	Huaxia Bank Co. Ltd., Class A	4,457,700	3,920,282
	Huaxin Cement Co. Ltd., Class A	691,428	1,803,302
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	5,321,046
	Huazhong In-Vehicle Holdings Co. Ltd.	1,364,000	665,665
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	819,864
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,003,391
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	2,088,023
*	Huishang Bank Corp. Ltd., Class H	1,603,900	546,178
	Hunan Aihua Group Co. Ltd., Class A	97,600	543,929
*	Hunan Gold Corp. Ltd., Class A	391,600	662,881
	Hunan New Wellful Co. Ltd., Class A	150,300	163,022
	Hunan Valin Steel Co. Ltd., Class A	1,767,160	1,474,828
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	804,437	1,598,675
	Hytera Communications Corp. Ltd., Class A	591,700	521,695
# * Ω	iDreamSky Technology Holdings Ltd.	286,000	202,900
	IKD Co. Ltd., Class A	301,500	645,534
Ω	IMAX China Holding, Inc.	33,100	48,405
	Industrial & Commercial Bank of China Ltd., Class H	297,483,996	163,069,444
	Industrial Bank Co. Ltd., Class A	7,873,753	22,915,151
	Industrial Securities Co. Ltd., Class A	1,722,840	2,456,867
	Infore Environment Technology Group Co. Ltd., Class A	301,756	295,134

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Inke Ltd.	1,693,000	$343,495
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	10,243,400	4,502,513
	Inner Mongolia Eerduosi Resources Co. Ltd., Class A	50,100	232,259
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	2,677,595
	Inner Mongolia Yitai Coal Co. Ltd., Class H	207,300	157,196
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	903,062
*	Inspur International Ltd.	246,000	106,121
*	Inspur Software Co. Ltd., Class A	99,926	188,856
*	JD.com, Inc., Class A	601,400	23,542,996
	JH Educational Technology, Inc.	72,000	16,528
	Jiajiayue Group Co. Ltd., Class A	220,300	506,884
	Jiangling Motors Corp. Ltd., Class A	265,329	644,965
# *	Jiangnan Group Ltd.	14,145,000	544,795
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,269,262	1,439,465
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	33,815
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	1,075,040
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	443,738
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	316,520	464,224
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	190,400	437,401
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	926,261	1,611,385
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,715,139
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	819,132	792,782
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,560,374	933,564
	Jiangsu Zhongtian Technology Co. Ltd., Class A	1,109,600	1,753,572
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	644,118
	Jiangxi Copper Co. Ltd., Class H	5,607,000	9,791,607
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	405,948
	Jiangxi Zhengbang Technology Co. Ltd., Class A	564,963	883,743
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	544,501
	Jiayou International Logistics Co. Ltd., Class A	11,830	30,275
	Jiayuan International Group Ltd.	4,741,776	1,833,394
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	543,856	1,342,742
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	42,830	13,816
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	470,200	197,654
	Jinduicheng Molybdenum Co. Ltd., Class A	322,700	366,091
#	Jingrui Holdings Ltd.	3,426,000	961,889
# *	JinkoSolar Holding Co. Ltd., ADR	257,591	15,409,094
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,129,574
	Jinneng Science&Technology Co. Ltd., Class A	577,233	1,276,911
	Jinyuan EP Co. Ltd., Class A	283,400	479,743
	Jiuzhitang Co. Ltd., Class A	421,200	559,189
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,158,809
	JNBY Design Ltd.	406,000	679,211
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,533,976
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,002,522	2,125,949
	Joy City Property Ltd.	19,480,000	1,014,695
#	JOYY, Inc., ADR	315,298	15,887,866
	JSTI Group, Class A	308,575	272,771
	Ju Teng International Holdings Ltd.	5,890,249	1,010,812
	Juneyao Airlines Co. Ltd., Class A	150,100	373,020
	Jutal Offshore Oil Services Ltd.	590,000	79,236
*	Kai Yuan Holdings Ltd.	41,600,000	205,992
#	Kaisa Group Holdings Ltd.	21,268,578	3,267,398
	Kaisa Prosperity Holdings Ltd.	276,000	584,779
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	397,246
# *	Kasen International Holdings Ltd.	2,592,000	237,874
	Kehua Data Co. Ltd., Class A	111,390	679,838
	Kingboard Holdings Ltd.	4,890,845	21,313,348

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kingboard Laminates Holdings Ltd.	6,252,500	$9,801,473
	KingClean Electric Co. Ltd., Class A	31,232	121,884
	Kingsoft Corp. Ltd.	2,399,200	10,237,489
	Konka Group Co. Ltd., Class A	271,000	238,008
	KPC Pharmaceuticals, Inc., Class A	364,200	472,996
*	Kuang-Chi Technologies Co. Ltd., Class A	76,770	246,270
	Kunlun Energy Co. Ltd.	27,886,000	25,398,005
	Kunlun Tech Co. Ltd., Class A	378,900	1,102,382
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	292,121
	KWG Group Holdings Ltd.	9,210,500	8,028,917
	KWG Living Group Holdings Ltd.	6,977,250	4,700,142
	Lao Feng Xiang Co. Ltd., Class A	123,154	923,726
	LB Group Co. Ltd., Class A	668,233	2,970,591
	Lee & Man Paper Manufacturing Ltd.	9,816,000	7,377,751
#	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	487,730
Ω	Legend Holdings Corp., Class H	2,487,600	4,372,385
	Lenovo Group Ltd.	32,338,000	35,118,033
	Lens Technology Co. Ltd., Class A	257,400	856,440
	Leo Group Co. Ltd., Class A	2,336,500	832,590
*	LexinFintech Holdings Ltd., ADR	111,218	593,904
	Leyard Optoelectronic Co. Ltd., Class A	966,400	1,420,621
	Liaoning Cheng Da Co. Ltd., Class A	400,300	1,274,031
	Lier Chemical Co. Ltd., Class A	174,900	618,113
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	164,662
	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,517,863
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	145,884
	Logan Group Co. Ltd.	1,795,000	1,798,054
	Loncin Motor Co. Ltd., Class A	1,187,800	811,516
	Long Yuan Construction Group Co. Ltd., Class A	565,700	635,231
Ω	Longfor Group Holdings Ltd.	8,115,500	39,262,132
	Longshine Technology Group Co. Ltd., Class A	137,802	697,978
	Lonking Holdings Ltd.	14,226,000	4,151,736
	Luenmei Quantum Co. Ltd., Class A	519,200	670,391
*	Luoniushan Co. Ltd., Class A	661,991	707,394
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,560,163
# * Ω	Luye Pharma Group Ltd.	11,745,000	5,597,183
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	466,201
#	Maanshan Iron & Steel Co. Ltd., Class H	5,659,775	2,406,733
*	Macrolink Culturaltainment Development Co. Ltd., Class A	59,400	16,712
* Ω	Maoyan Entertainment	264,800	319,826
*	Maoye International Holdings Ltd.	5,595,000	200,154
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	491,874
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	439,295
	Metallurgical Corp. of China Ltd., Class H	13,359,000	3,705,385
# Ω	Midea Real Estate Holding Ltd.	16,000	27,614
	Min Xin Holdings Ltd.	708,418	391,739
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,819,904
*	Mingfa Group International Co. Ltd.	608,000	35,056
	Minmetals Land Ltd.	9,789,205	1,004,068
Ω	Minsheng Education Group Co. Ltd.	1,078,000	155,893
	Minth Group Ltd.	3,478,000	13,823,104
*	Misho Ecology & Landscape Co. Ltd., Class A	45,400	18,075
	MLS Co. Ltd., Class A	513,262	1,117,003
*	MOBI Development Co. Ltd.	424,000	20,144
	Modern Land China Co. Ltd.	3,187,200	155,663
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	20,189
	MYS Group Co. Ltd., Class A	393,300	200,559
	NanJi E-Commerce Co. Ltd., Class A	399,700	446,971
	Nanjing Iron & Steel Co. Ltd., Class A	879,300	484,968

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	$871,314
	NARI Technology Co. Ltd., Class A	1,515,720	9,229,102
*	NavInfo Co. Ltd., Class A	404,200	739,361
	NetDragon Websoft Holdings Ltd.	1,050,000	2,299,724
	New China Life Insurance Co. Ltd., Class H	3,525,300	10,170,102
*	New Hope Liuhe Co. Ltd., Class A	1,449,264	3,260,207
*	New World Department Store China Ltd.	2,778,000	477,644
	Newland Digital Technology Co. Ltd., Class A	352,060	829,245
	Nexteer Automotive Group Ltd.	6,068,000	7,489,047
	Nine Dragons Paper Holdings Ltd.	11,759,000	14,786,944
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	1,346,977
	Ningbo Joyson Electronic Corp., Class A	293,341	814,407
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	571,349
	Ningbo Yunsheng Co. Ltd., Class A	221,200	363,445
	Ningbo Zhoushan Port Co. Ltd., Class A	1,959,600	1,147,648
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	88,531
	Norinco International Cooperation Ltd., Class A	92,800	108,868
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	397,985
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	371,662
	Northeast Securities Co. Ltd., Class A	765,100	1,030,064
# *	NVC International Holdings Ltd.	5,629,000	124,662
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	864,443
	OFILM Group Co. Ltd., Class A	740,600	865,160
	ORG Technology Co. Ltd., Class A	579,600	606,293
*	Orient Group, Inc., Class A	647,440	295,280
Ω	Orient Securities Co. Ltd., Class H	2,986,800	2,450,680
	Oriental Pearl Group Co. Ltd., Class A	912,860	1,102,205
*	Ourpalm Co. Ltd., Class A	878,900	534,049
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	188,214
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,100,200	686,771
	PAX Global Technology Ltd.	5,504,000	5,504,000
	PCI Technology Group Co. Ltd., Class A	582,600	690,546
	People’s Insurance Co. Group of China Ltd., Class H	32,141,000	10,025,522
	Perfect World Co. Ltd., Class A	299,000	810,771
	PetroChina Co. Ltd., Class H	130,158,000	62,755,344
	PhiChem Corp., Class A	136,300	377,537
	PICC Property & Casualty Co. Ltd., Class H	34,389,000	32,014,283
	Ping An Bank Co. Ltd., Class A	5,732,573	17,461,513
	Ping An Insurance Group Co. of China Ltd., Class H	20,578,500	147,398,227
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	1,429,726
*	Polaris Bay Group Co. Ltd., Class A	568,670	818,449
*	Poly Culture Group Co. Ltd., Class H	402,000	279,634
	Poly Property Group Co. Ltd.	15,332,488	3,782,299
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,055,000	21,843,772
*	Pou Sheng International Holdings Ltd.	8,805,000	1,481,663
	Power Construction Corp. of China Ltd., Class A	5,627,420	7,241,012
	Powerlong Real Estate Holdings Ltd.	10,843,000	7,428,214
#	Prinx Chengshan Holding Ltd.	214,000	198,542
	Pujiang International Group Ltd.	128,000	58,186
#	PW Medtech Group Ltd.	1,439,000	221,513
	Q Technology Group Co. Ltd.	1,983,000	2,895,005
	Qingdao East Steel Tower Stock Co. Ltd., Class A	188,500	230,293
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	475,756
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	751,914
Ω	Qingdao Port International Co. Ltd., Class H	802,000	403,103
	Qingdao Topscomm Communication, Inc., Class A	193,580	208,335
	Qingling Motors Co. Ltd., Class H	5,656,000	1,273,546
	Qinhuangdao Port Co. Ltd., Class H	845,000	135,501
*	Qudian, Inc., Sponsored ADR	362,937	606,105

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	$584,135
	Raisecom Technology Co. Ltd., Class A	164,000	155,124
	Rastar Group, Class A	653,946	314,434
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	257,923
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,834,297	1,028,984
# Ω	Redco Properties Group Ltd.	2,684,000	824,420
#	Redsun Properties Group Ltd.	2,854,000	823,055
	Renhe Pharmacy Co. Ltd., Class A	672,100	995,423
	REXLot Holdings Ltd.	67,831,618	34,001
	Rianlon Corp., Class A	25,716	157,073
	RiseSun Real Estate Development Co. Ltd., Class A	1,888,376	1,266,416
	Rongan Property Co. Ltd., Class A	1,399,700	520,436
#	Ronshine China Holdings Ltd.	2,969,500	1,200,801
	Runjian Co. Ltd., Class A	45,400	218,275
*	RYB Education, Inc., ADR	17,090	44,776
	SAIC Motor Corp. Ltd., Class A	1,570,273	4,983,249
	Sailun Group Co. Ltd., Class A	1,632,000	3,405,498
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	405,848	229,282
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	1,056,808
	Sany Heavy Equipment International Holdings Co. Ltd.	5,544,000	6,308,618
*	Saurer Intelligent Technology Co. Ltd., Class A	357,100	158,553
	Sealand Securities Co. Ltd., Class A	1,779,595	1,073,590
	Seazen Group Ltd.	2,400,000	1,898,587
	Seazen Holdings Co. Ltd., Class A	1,012,915	5,411,385
	SGIS Songshan Co. Ltd., Class A	773,600	535,390
	Shaanxi Coal Industry Co. Ltd., Class A	3,735,445	7,320,259
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	1,605,726
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	623,402	1,704,839
#	Shandong Chenming Paper Holdings Ltd., Class H	2,725,227	1,310,799
# Ω	Shandong Gold Mining Co. Ltd., Class H	2,296,250	4,151,530
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	96,060
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	851,969	4,143,558
	Shandong Humon Smelting Co. Ltd., Class A	275,500	494,040
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	2,463,266
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	389,046	611,459
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	232,600	579,956
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,959,183
	Shandong New Beiyang Information Technology Co. Ltd., Class A	280,600	340,702
	Shandong Publishing & Media Co. Ltd., Class A	290,233	277,583
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	2,201,696
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,420,000	14,342,040
	Shandong Xiantan Co. Ltd., Class A	61,800	68,357
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	646,000	316,002
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	346,440	575,389
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	622,221
	Shanghai AJ Group Co. Ltd., Class A	869,352	880,804
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	64,562	187,832
	Shanghai Electric Group Co. Ltd., Class H	10,734,000	3,024,094
	Shanghai Environment Group Co. Ltd., Class A	300,489	545,350
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	174,870	454,540
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	970,500	4,568,378
	Shanghai Industrial Development Co. Ltd., Class A	986,190	598,130
	Shanghai Industrial Holdings Ltd.	3,585,918	5,350,887
	Shanghai Industrial Urban Development Group Ltd.	19,682,501	1,694,393
	Shanghai International Port Group Co. Ltd., Class A	2,613,716	2,309,395
	Shanghai Jahwa United Co. Ltd., Class A	150,768	1,127,856
	Shanghai Jin Jiang Capital Co. Ltd., Class H	15,170,000	3,438,336
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,832,369
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	720,888

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	$762,083
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	550,018
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	398,581
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,566,300	10,187,590
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	146,209
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,828,778	10,934,329
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,975,086	2,035,582
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	44,000	194,642
	Shanghai Shimao Co. Ltd., Class A	624,696	308,559
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	708,195
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	42,020
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	135,013
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	295,814
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	119,800	241,525
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,620,198
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	1,235,901
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	603,698
	Shanxi Blue Flame Holding Co. Ltd., Class A	315,028	451,478
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,514,935	2,199,523
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,112,438
*	Shanxi Meijin Energy Co. Ltd., Class A	1,348,132	2,380,856
	Shanxi Securities Co. Ltd., Class A	1,173,460	1,147,550
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	2,593,091
	Shanying International Holding Co. Ltd., Class A	1,210,500	613,047
	Shenghe Resources Holding Co. Ltd., Class A	36,360	115,600
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	432,356
	Shenguan Holdings Group Ltd.	3,610,000	187,696
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,616,800	1,166,301
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	985,263
*	Shenzhen Airport Co. Ltd., Class A	492,100	581,935
	Shenzhen Aisidi Co. Ltd., Class A	405,800	679,709
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	170,794
	Shenzhen Center Power Tech Co. Ltd., Class A	80,000	207,688
	Shenzhen Comix Group Co. Ltd., Class A	105,400	109,134
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	65,888
	Shenzhen Gas Corp. Ltd., Class A	760,100	1,077,438
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	335,153
*	Shenzhen Grandland Group Co. Ltd., Class A	108,000	38,124
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	290,220	696,466
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	188,110
	Shenzhen International Holdings Ltd.	6,449,190	7,764,283
#	Shenzhen Investment Ltd.	22,924,414	5,622,912
	Shenzhen Jinjia Group Co. Ltd., Class A	705,783	1,193,545
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	891,909
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	1,048,277
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	620,526
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,406,961	3,334,844
*	Shenzhen SDG Information Co. Ltd., Class A	337,800	316,571
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	639,797
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	435,747
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	440,726
	Shenzhen World Union Group, Inc., Class A	947,381	555,306
	Shenzhen Yinghe Technology Co. Ltd., Class A	190,058	928,882
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	260,300	398,980
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	107,294	549,218
	Shenzhen Zhenye Group Co. Ltd., Class A	780,600	509,370
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	837,000	647,619
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	692,609
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	839,424	2,108,580

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shimao Group Holdings Ltd.	9,280,035	$14,557,421
	Shinva Medical Instrument Co. Ltd., Class A	159,000	541,329
#	Shoucheng Holdings Ltd.	10,423,683	2,207,467
	Shougang Fushan Resources Group Ltd.	13,988,277	3,694,989
*	Shouhang High-Tech Energy Co. Ltd., Class A	354,500	180,955
	Shui On Land Ltd.	27,217,803	4,031,852
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	686,150
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	699,455	1,934,654
*	Sichuan Languang Development Co. Ltd., Class A	1,550,800	419,251
	Sichuan Shuangma Cement Co. Ltd., Class A	226,378	708,042
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	72,998	184,936
	Sieyuan Electric Co. Ltd., Class A	182,700	1,184,589
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,059,000	3,370,099
*	Silver Grant International Holdings Group Ltd.	6,302,804	411,980
	Sino Biopharmaceutical Ltd.	1,397,000	1,030,126
	Sinochem International Corp., Class A	575,231	816,157
	Sinofert Holdings Ltd.	13,934,000	2,178,837
	Sinolink Securities Co. Ltd., Class A	612,600	1,026,553
*	Sinolink Worldwide Holdings Ltd.	16,481,714	530,344
	Sinoma International Engineering Co., Class A	417,000	677,469
	Sinoma Science & Technology Co. Ltd., Class A	624,062	3,687,152
	Sinomach Automobile Co. Ltd., Class A	510,561	505,076
	Sino-Ocean Group Holding Ltd.	22,125,602	4,808,654
	Sinopec Engineering Group Co. Ltd., Class H	10,056,500	5,300,512
	Sinopec Kantons Holdings Ltd.	7,434,000	2,830,467
*	Sinopec Oilfield Service Corp., Class H	780,000	74,977
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	13,270	309,987
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	3,889,705
	Sinopharm Group Co. Ltd., Class H	8,526,400	20,246,052
#	Sinosoft Technology Group Ltd.	2,140,000	280,634
	Sinotrans Ltd., Class H	15,798,000	5,193,145
	Sinotruk Hong Kong Ltd.	5,178,835	7,148,221
	Skyfame Realty Holdings Ltd.	1,546,000	182,440
	Skyworth Digital Co. Ltd., Class A	450,948	510,362
*	Skyworth Group Ltd.	9,558,116	5,324,946
*	SOHO China Ltd.	14,655,388	3,722,348
	SooChow Securities Co. Ltd., Class A	771,100	1,021,230
*	Sou Yu Te Group Co. Ltd., Class A	1,430,300	328,425
*	South Manganese Investment Ltd.	1,449,000	228,937
	Southwest Securities Co. Ltd., Class A	339,200	255,031
*	Spring Airlines Co. Ltd., Class A	203,441	1,859,400
*	SPT Energy Group, Inc.	4,862,000	192,311
	SSY Group Ltd.	4,256,000	2,021,753
*	Starrise Media Holdings Ltd.	270,000	4,935
	Sun King Technology Group Ltd.	568,000	322,123
	Sunac China Holdings Ltd.	13,496,000	28,861,529
* Ω	Sunac Services Holdings Ltd.	297	599
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	594,874
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	243,590
*	Suning Universal Co. Ltd., Class A	1,450,705	1,087,115
*	Suning.com Co. Ltd., Class A	1,980,900	1,383,368
* Ω	Sunshine 100 China Holdings Ltd.	249,000	14,418
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	402,881
*	Sunwave Communications Co. Ltd., Class A	271,570	224,461
	Suzhou Anjie Technology Co. Ltd., Class A	112,900	243,376
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	522,900	1,663,278
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	711,909
*	Tahoe Group Co. Ltd., Class A	803,106	248,824
	Tangshan Jidong Cement Co. Ltd., Class A	476,244	864,972

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	1,421,690	$593,097
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	952,417
*	Taung Gold International Ltd.	5,980,000	19,105
	TBEA Co. Ltd., Class A	879,959	3,725,239
	TCL Electronics Holdings Ltd.	6,351,666	3,443,828
	TCL Technology Group Corp., Class A	3,045,935	2,887,539
	Tech-Bank Food Co. Ltd., Class A	647,250	635,693
	Ten Pao Group Holdings Ltd.	304,000	75,273
*	Tencent Music Entertainment Group, ADR	1,939,143	15,241,664
††	Tenwow International Holdings Ltd.	2,984,000	54,652
	Tian An China Investment Co. Ltd.	4,049,000	2,341,771
	Tian Di Science & Technology Co. Ltd., Class A	992,900	649,022
* Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	164,253
#	Tiangong International Co. Ltd.	4,350,000	2,617,012
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	11,861
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,996,711	1,273,474
	Tianjin Guangyu Development Co. Ltd., Class A	922,700	2,413,868
	Tianjin Port Development Holdings Ltd.	16,373,657	1,367,243
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	196,749	823,355
	Tianli Education International Holdings Ltd.	462,000	96,056
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,648,296
#	Tianneng Power International Ltd.	5,058,000	5,775,694
*	Tianyun International Holdings Ltd.	1,132,000	208,094
	Tibet Tianlu Co. Ltd., Class A	242,700	240,889
*	Time Watch Investments Ltd.	92,000	9,797
	Times China Holdings Ltd.	411,000	279,667
	Tingyi Cayman Islands Holding Corp.	6,648,000	12,408,381
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,753,558
	Tomson Group Ltd.	3,354,526	817,272
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,690,203
*	Tongcheng-Elong Holdings Ltd.	2,164,000	4,822,802
*	Tongda Group Holdings Ltd.	37,575,000	1,205,636
	Tongkun Group Co. Ltd., Class A	547,222	1,707,471
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	708,324
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,493,900	1,445,885
#	Top Spring International Holdings Ltd.	146,000	22,070
	Topsec Technologies Group, Inc., Class A	250,515	721,623
	Transfar Zhilian Co. Ltd., Class A	1,128,500	1,444,339
	TravelSky Technology Ltd., Class H	1,011,000	1,889,009
*	Trigiant Group Ltd.	4,254,000	354,999
*	Trip.com Group Ltd., ADR	1,765,245	50,415,397
††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truly International Holdings Ltd.	166,000	54,120
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	472,209
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	228,786
	Unilumin Group Co. Ltd., Class A	406,300	520,141
	Uni-President China Holdings Ltd.	3,090,000	2,633,578
	Unisplendour Corp. Ltd., Class A	924,760	4,006,918
	United Energy Group Ltd.	6,978,000	617,246
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	457,637	993,218
	Valiant Co. Ltd., Class A	12,000	38,606
	Vats Liquor Chain Store Management JSC Ltd., Class A	96,400	592,414
	Vatti Corp. Ltd., Class A	363,850	335,097
#	Vinda International Holdings Ltd.	1,089,000	3,002,517
# *	Viomi Technology Co. Ltd., ADR	95,951	423,144
*	Vipshop Holdings Ltd., ADR	1,604,040	17,901,086
# Ω	Virscend Education Co. Ltd.	530,000	35,558
	Wangneng Environment Co. Ltd., Class A	116,940	295,104
	Wangsu Science & Technology Co. Ltd., Class A	837,700	716,927

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Want Want China Holdings Ltd.	8,949,000	$6,940,355
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	1,309,709
	Wasion Holdings Ltd.	3,404,000	1,166,318
	Wasu Media Holding Co. Ltd., Class A	341,086	389,230
	Weichai Power Co. Ltd., Class H	7,541,000	13,498,137
	Weifu High-Technology Group Co. Ltd., Class A	168,400	510,851
	Weiqiao Textile Co., Class H	3,037,000	1,134,988
	Wellhope Foods Co. Ltd., Class A	618,088	884,565
	Wens Foodstuffs Group Co. Ltd., Class A	2,850,445	7,333,842
	West China Cement Ltd.	17,048,000	2,978,962
	Western Securities Co. Ltd., Class A	927,448	1,110,949
	Wharf Holdings Ltd.	1,054,000	3,664,515
	Wisdom Education International Holdings Co. Ltd.	2,030,000	347,725
	Wolong Electric Group Co. Ltd., Class A	363,300	840,029
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,452,371
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	366,500	346,405
	Wuhan Department Store Group Co. Ltd., Class A	430,300	679,687
*	Wuhan P&S Information Technology Co. Ltd., Class A	497,200	470,714
	Wuhu Token Science Co. Ltd., Class A	802,700	1,288,229
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	917,432
	XCMG Construction Machinery Co. Ltd., Class A	3,532,500	3,380,256
	XGD, Inc., Class A	150,800	223,454
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	251,000	182,891
	Xiamen C & D, Inc., Class A	978,400	1,223,812
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	608,112
	Xiamen International Airport Co. Ltd., Class A	45,826	114,273
	Xiamen International Port Co. Ltd., Class H	6,710,000	746,902
	Xiamen ITG Group Corp. Ltd., Class A	525,902	568,499
	Xiamen Tungsten Co. Ltd., Class A	299,740	1,062,917
	Xiamen Xiangyu Co. Ltd., Class A	517,700	626,606
	Xiandai Investment Co. Ltd., Class A	184,100	115,209
	Xilinmen Furniture Co. Ltd., Class A	224,100	922,628
	Xinfengming Group Co. Ltd., Class A	144,260	330,960
	Xingda International Holdings Ltd.	8,916,001	2,025,152
	Xingfa Aluminium Holdings Ltd.	447,000	545,039
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,264,983
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,336,400
	Xinjiang Communications Construction Group Co. Ltd., Class A	89,300	147,822
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,324,400	5,198,042
	Xinjiang Tianshan Cement Co. Ltd., Class A	310,600	662,246
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	243,609
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	387,600	640,298
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	806,008
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	889,774
	Xinyi Energy Holdings Ltd.	218,000	128,541
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	872,295
	Xinyuan Real Estate Co. Ltd., ADR	88,681	101,983
#	Xtep International Holdings Ltd.	3,518,498	4,601,480
	Xuji Electric Co. Ltd., Class A	233,200	722,125
*	Yanchang Petroleum International Ltd.	8,710,000	88,317
	Yango Group Co. Ltd., Class A	1,683,600	846,398
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	199,900	985,804
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,956,097
#	Yanzhou Coal Mining Co. Ltd., Class H	10,432,000	15,473,341
*	Yeahka Ltd.	53,200	160,680
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,646,200	769,658
	Yifan Pharmaceutical Co. Ltd., Class A	430,300	1,102,156
	Yintai Gold Co. Ltd., Class A	980,174	1,346,066
	Yip’s Chemical Holdings Ltd.	842,000	498,158

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yiren Digital Ltd., Sponsored ADR	127,021	$398,846
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	1,512,671
	Yonghui Superstores Co. Ltd., Class A	2,348,700	1,444,183
	Yotrio Group Co. Ltd., Class A	1,258,400	681,555
	Youngor Group Co. Ltd., Class A	1,650,413	1,657,180
*	Youzu Interactive Co. Ltd., Class A	318,800	660,395
	Yuexiu Property Co. Ltd.	12,249,357	10,763,377
	Yum China Holdings, Inc.	447,580	25,547,866
	Yunda Holding Co. Ltd., Class A	932,989	2,721,895
*	Yunnan Aluminium Co. Ltd., Class A	838,700	1,561,321
	Yunnan Baiyao Group Co. Ltd., Class A	263,127	3,683,599
	Yunnan Copper Co. Ltd., Class A	483,200	1,003,150
*	Yunnan Tin Co. Ltd., Class A	466,300	1,193,991
	Yutong Bus Co. Ltd., Class A	493,800	874,791
	Yuzhou Group Holdings Co. Ltd.	17,694,265	1,929,094
*	Zall Smart Commerce Group Ltd.	570,000	35,902
*	Zepp Health Corp., ADR	10,874	89,276
#	Zhaojin Mining Industry Co. Ltd., Class H	1,878,000	1,337,055
	Zhefu Holding Group Co. Ltd., Class A	706,800	789,679
*	Zhejiang Century Huatong Group Co. Ltd., Class A	2,293,054	2,658,283
	Zhejiang China Commodities City Group Co. Ltd., Class A	310,300	236,737
	Zhejiang Chint Electrics Co. Ltd., Class A	1,010,503	9,534,592
	Zhejiang Communications Technology Co. Ltd.	294,400	238,929
	Zhejiang Dahua Technology Co. Ltd., Class A	1,251,923	4,264,696
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	264,625
# ††	Zhejiang Glass Co. Ltd.	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,070,755
	Zhejiang Hangmin Co. Ltd., Class A	625,181	530,850
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	1,033,800	1,256,233
	Zhejiang Huace Film & Television Co. Ltd., Class A	333,832	294,414
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	719,011
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	93,198
*	Zhejiang Jingu Co. Ltd., Class A	579,000	638,913
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	512,087
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,226,910
	Zhejiang Longsheng Group Co. Ltd., Class A	1,312,233	2,551,430
	Zhejiang Medicine Co. Ltd., Class A	641,500	1,599,268
	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	418,672
	Zhejiang NHU Co. Ltd., Class A	1,038,721	4,402,467
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,775,900	1,130,460
	Zhejiang Runtu Co. Ltd., Class A	378,930	523,544
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	441,840	2,692,258
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	632,094
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,340,900	1,102,529
	Zhejiang Wanliyang Co. Ltd., Class A	366,141	773,546
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	165,900	286,044
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	138,400	598,573
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	52,302
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	870,149
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	180,300	190,089
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,429,600	1,499,385
#	Zhenro Properties Group Ltd.	2,822,000	1,341,268
*	Zhong An Group Ltd.	15,060,600	600,709
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	293,000	125,508
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,952,284
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	602,699
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	898,744
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	155,313
	Zhuguang Holdings Group Co. Ltd.	230,000	50,511

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhuzhou CRRC Times Electric Co., Class H	972,800	$4,648,538
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,975,110
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	679,000	1,192,406
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	8,877,400	6,394,235
	ZTE Corp., Class H	2,876,200	8,633,877
	ZTO Express Cayman, Inc., ADR	327,385	9,602,202
	ZTO Express Cayman, Inc.	46,400	1,376,318

TOTAL CHINA			4,173,952,043

COLOMBIA — (0.1%)
	Bancolombia SA, Sponsored ADR	3,602	129,420
	Cementos Argos SA	205,090	345,835
*	Corp. Financiera Colombiana SA	20,431	160,975
	Grupo Argos SA	1,529,091	4,791,435
	Grupo de Inversiones Suramericana SA	1,052,559	6,135,235
	Mineros SA	128,115	136,935

TOTAL COLOMBIA			11,699,835

CZECH REPUBLIC — (0.2%)
	CEZ AS	523,898	17,303,008
*	Komercni banka AS	80,788	3,133,615

TOTAL CZECH REPUBLIC			20,436,623

GREECE — (0.2%)
*	Alpha Services & Holdings SA	5,340,099	6,807,883
	Autohellas Tourist & Trading SA	38,797	357,742
	Bank of Greece	39,163	765,418
*	Ellaktor SA	594,352	946,313
*	Eurobank Ergasias Services & Holdings SA, Class A	5,879,649	6,175,497
*	Fourlis Holdings SA	61,713	274,322
*	GEK Terna Holding Real Estate Construction SA	1,073	12,030
	Hellenic Petroleum SA	149,657	1,031,831
*	Intracom Holdings SA	327,815	758,817
	JUMBO SA	25,081	373,314
*	LAMDA Development SA	77,929	642,280
*	Motor Oil Hellas Corinth Refineries SA	32,065	544,272
	Mytilineos SA	382,362	6,987,484
*	National Bank of Greece SA	2,200,866	6,949,747
*	Piraeus Financial Holdings SA	103,515	176,902
	Titan Cement International SA	57,498	999,805

TOTAL GREECE			33,803,657

HONG KONG — (0.2%)
††	Anxin-China Holdings Ltd.	6,152,000	0
#	Atlas Corp.	209,127	2,927,778
	BYD Electronic International Co. Ltd.	3,850,000	11,429,146
*	China Energy Engineering Corp.	7,387,830	2,747,650
††	Karce International Holdings	640,000	0
*	MMG Ltd.	8,736,000	4,035,176
††	Realgold Resources Corp.	3,137,500	0
	Sun Art Retail Group Ltd.	322,000	188,776
	Texhong Textile Group Ltd.	906,000	1,351,879
††	Untrade Youyuan Holdings	4,485,251	0
††	Untrade. C Fiber Optic	3,598,000	0
††	Untrade.CTEG	9,748,000	79,933

TOTAL HONG KONG			22,760,338

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	3,506,064	$29,960,428
*	OTP Bank Nyrt	67,128	4,033,548

TOTAL HUNGARY			33,993,976

INDIA — (13.7%)
	Aarti Drugs Ltd.	35,366	276,679
	ACC Ltd.	338,836	10,591,965
	Adani Enterprises Ltd.	725,123	13,808,518
*	Adani Green Energy Ltd.	469,757	7,235,796
	Adani Ports & Special Economic Zone Ltd.	66,956	622,871
*	Adani Power Ltd.	1,868,617	2,553,598
	Adani Total Gas Ltd.	139,991	2,719,707
*	Adani Transmission Ltd.	571,651	13,638,827
*	Aditya Birla Capital Ltd.	2,879,031	3,720,809
	Alembic Ltd.	483,755	673,271
	Allcargo Logistics Ltd.	394,520	1,421,635
	Amara Raja Batteries Ltd.	4,029	36,765
	Ambuja Cements Ltd.	3,672,156	19,861,025
* ††	Amtek Auto Ltd.	941,223	6,481
	Andhra Sugars Ltd.	2,618	22,373
	Apar Industries Ltd.	8,379	76,234
	Apollo Tyres Ltd.	1,942,429	5,564,461
*	Arvind Fashions Ltd.	354,092	1,420,610
*	Arvind Ltd.	830,228	1,462,557
* Ω	Aster DM Healthcare Ltd.	28,695	71,562
	Aurobindo Pharma Ltd.	1,890,744	17,510,362
*	Axis Bank Ltd.	6,005,724	60,004,333
*	Bajaj Hindusthan Sugar Ltd.	69,831	12,684
	Bajaj Holdings & Investment Ltd.	278,067	17,887,718
	Balmer Lawrie & Co. Ltd.	470,215	793,675
	Balrampur Chini Mills Ltd.	990,244	4,348,618
	Banco Products India Ltd.	31,150	76,530
Ω	Bandhan Bank Ltd.	102,664	400,853
*	Bank of Baroda	4,146,066	5,422,705
*	Bank of Maharashtra	578,945	161,386
	BEML Ltd.	83,433	1,793,530
	Bharat Bijlee Ltd.	651	13,014
	Bharat Dynamics Ltd.	18,498	100,126
	Bharat Electronics Ltd.	4,584,348	12,738,533
*	Bharat Heavy Electricals Ltd.	5,700,069	5,203,509
	Bharti Airtel Ltd.	96,444	365,909
	Birla Corp. Ltd.	158,657	3,231,028
	Birlasoft Ltd.	927,461	5,068,408
	Bliss Gvs Pharma Ltd.	8,394	12,456
	Bodal Chemicals Ltd.	160,661	264,018
	Bombay Burmah Trading Co.	5,726	82,582
	Brigade Enterprises Ltd.	341,618	2,146,762
	BSE Ltd.	119,329	2,112,143
*	Camlin Fine Sciences Ltd.	11,938	26,534
	Can Fin Homes Ltd.	2,029	17,024
*	Canara Bank	1,449,186	4,158,760
*	Capacit’e Infraprojects Ltd.	41,710	92,612
	Ceat Ltd.	165,941	2,786,994
	Century Enka Ltd.	8,587	50,965
	Century Textiles & Industries Ltd.	37,750	396,121
*	CG Power & Industrial Solutions Ltd.	2,276,310	4,524,912
	Chambal Fertilizers & Chemicals Ltd.	891,271	4,422,714
††	Chennai Super Kings Cricket Ltd.	5,080,767	28,626
	Cholamandalam Financial Holdings Ltd.	420,899	3,942,309

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cipla Ltd.	896,605	$10,913,166
	City Union Bank Ltd.	1,110,844	2,528,787
	Clariant Chemicals India Ltd.	1,534	11,286
Ω	Cochin Shipyard Ltd.	39,788	186,249
	Container Corp. Of India Ltd.	357,502	3,146,352
*	CSB Bank Ltd.	20,356	80,365
	Cyient Ltd.	124,698	1,778,492
	Dalmia Bharat Ltd.	284,948	7,675,859
	Dalmia Bharat Sugar & Industries Ltd.	2,005	10,571
	DB Corp. Ltd.	113,948	149,423
*	DCB Bank Ltd.	1,192,136	1,452,957
	DCM Shriram Ltd.	292,320	3,860,378
*	DCW Ltd.	78,814	50,086
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	278,985	1,504,787
	Delta Corp. Ltd.	51,743	180,117
*	DEN Networks Ltd.	47,436	28,410
	Dhampur Sugar Mills Ltd.	189,843	749,357
*	Dhani Services Ltd.	23,401	56,306
Ω	Dilip Buildcon Ltd.	108,385	870,437
*	Dish TV India Ltd.	2,132,040	493,872
*	Dishman Carbogen Amcis Ltd.	329,786	908,820
	DLF Ltd.	2,100,800	11,245,263
	Dr Reddy’s Laboratories Ltd., ADR	71,016	4,363,223
*	DRC Systems India Ltd.	4,728	25,065
	Dwarikesh Sugar Industries Ltd.	31,979	30,402
	eClerx Services Ltd.	13,413	393,214
	Edelweiss Financial Services Ltd.	1,371,920	1,420,187
*	EID Parry India Ltd.	563,199	3,441,766
*	EIH Ltd.	422,487	783,946
	Electrosteel Castings Ltd.	24,101	10,872
	Engineers India Ltd.	156,347	152,189
	EPL Ltd.	45,190	130,038
	Escorts Ltd.	190,424	4,031,406
	Everest Kanto Cylinder Ltd.	6,104	9,168
	Excel Industries Ltd.	2,342	30,028
	Exide Industries Ltd.	280,804	649,465
*	FDC Ltd.	69,318	296,656
	Federal Bank Ltd.	10,486,940	13,723,062
	FIEM Industries Ltd.	2,615	43,832
	Filatex India Ltd.	35,790	47,917
	Finolex Cables Ltd.	495,237	3,107,605
	Finolex Industries Ltd.	741,795	2,183,048
	Firstsource Solutions Ltd.	1,796,446	4,774,638
	Force Motors Ltd.	7,342	138,445
*	Fortis Healthcare Ltd.	1,383,126	4,523,564
	Gabriel India Ltd.	92,477	190,331
	GAIL India Ltd.	10,022,838	19,896,528
	Garden Reach Shipbuilders & Engineers Ltd.	14,771	43,189
	Gateway Distriparks Ltd.	325,127	1,217,336
*	Gayatri Projects Ltd.	93,367	53,936
	GE Power India Ltd.	2,881	11,150
*	GE T&D India Ltd.	13,808	23,656
* Ω	General Insurance Corp. of India	111,280	198,271
*	GFL Ltd.	199,658	207,162
	GHCL Ltd.	257,525	1,453,394
	Glenmark Pharmaceuticals Ltd.	1,040,612	7,019,660
	Godawari Power & Ispat Ltd.	7,208	34,263
	Godawari Power & Ispat Ltd.	7,208	34,233
	Godfrey Phillips India Ltd.	85,898	1,492,300

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Goodyear India Ltd.	3,222	$43,742
	Granules India Ltd.	883,816	3,677,283
	Graphite India Ltd.	20,799	148,629
	Grasim Industries Ltd.	1,273,099	29,430,021
	Great Eastern Shipping Co. Ltd.	503,782	2,192,270
	Greaves Cotton Ltd.	60,604	108,533
	Gujarat Alkalies & Chemicals Ltd.	176,303	1,775,114
	Gujarat Ambuja Exports Ltd.	280,132	613,617
*	Gujarat Fluorochemicals Ltd.	284,783	6,962,637
	Gujarat Mineral Development Corp. Ltd.	549,802	545,459
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	332,353	2,039,463
	Gujarat Pipavav Port Ltd.	450,771	674,974
	Gujarat State Fertilizers & Chemicals Ltd.	828,894	1,466,478
	Gujarat State Petronet Ltd.	1,304,285	5,312,019
*	Hathway Cable & Datacom Ltd.	110,526	32,267
	HBL Power Systems Ltd.	23,319	15,643
	HEG Ltd.	12,117	333,118
	HeidelbergCement India Ltd.	345,204	1,101,869
	HFCL Ltd.	3,752,356	3,617,106
	Hikal Ltd.	308,027	2,351,007
	HIL Ltd.	18,294	1,100,216
	Himadri Speciality Chemical Ltd.	203,546	143,046
	Himatsingka Seide Ltd.	181,013	610,981
	Hindalco Industries Ltd.	9,969,863	61,983,738
	Hinduja Global Solutions Ltd.	59,737	2,155,904
	Hindustan Aeronautics Ltd.	44,133	776,775
	Housing Development Finance Corp. Ltd.	277,698	10,575,788
	I G Petrochemicals Ltd.	3,003	33,610
	ICICI Bank Ltd., Sponsored ADR	4,454,789	94,218,784
	ICICI Bank Ltd.	1,273,118	13,783,851
*	IDFC First Bank Ltd.	9,141,208	6,078,635
*	IDFC Ltd.	4,102,603	3,052,120
*	IFCI Ltd.	5,015,523	820,261
	IIFL Finance Ltd.	1,287,770	5,611,220
	IIFL Securities Ltd.	2,231,338	2,894,014
	IIFL Wealth Management Ltd.	248,986	5,425,749
	India Cements Ltd.	987,977	2,725,540
	India Glycols Ltd.	91,269	1,028,491
	Indiabulls Housing Finance Ltd.	1,767,950	5,135,827
*	Indiabulls Real Estate Ltd.	1,220,434	2,491,134
	Indian Bank	504,291	1,158,382
	Indian Hume Pipe Co. Ltd.	2,945	7,515
*	Indian Overseas Bank	82,696	23,698
	Indo Count Industries Ltd.	248,595	812,442
	INEOS Styrolution India Ltd.	19,028	380,416
	Infibeam Avenues Ltd.	2,883,341	1,735,774
*	Inox Wind Energy Ltd.	19,966	234,682
*	Intellect Design Arena Ltd.	295,765	2,588,545
	IOL Chemicals & Pharmaceuticals Ltd.	15,461	114,966
Ω	IRCON International Ltd.	48,054	30,339
	ITD Cementation India Ltd.	187,582	204,684
	J Kumar Infraprojects Ltd.	167,631	339,346
*	Jagran Prakashan Ltd.	489,592	406,790
	Jai Corp. Ltd.	312,837	504,273
*	Jaiprakash Associates Ltd.	409,710	46,619
*	Jammu & Kashmir Bank Ltd.	954,511	512,954
	JB Chemicals & Pharmaceuticals Ltd.	265,286	5,920,857
	JBM Auto Ltd.	2,437	19,594
	Jindal Poly Films Ltd.	107,814	1,367,705

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Saw Ltd.	854,627	$1,308,024
*	Jindal Stainless Hisar Ltd.	60,550	271,658
*	Jindal Stainless Ltd.	316,349	816,573
*	Jindal Steel & Power Ltd.	3,034,663	16,952,971
	JK Cement Ltd.	73,792	3,289,516
	JK Lakshmi Cement Ltd.	228,271	1,885,719
	JK Paper Ltd.	522,303	1,576,169
	JK Tyre & Industries Ltd.	607,973	1,178,830
	JM Financial Ltd.	2,157,432	2,564,182
	JSW Energy Ltd.	2,393,039	10,987,877
	JSW Steel Ltd.	4,827,498	43,453,974
	Jubilant Ingrevia Ltd.	762,037	6,823,116
	Jubilant Pharmova Ltd.	678,513	5,399,795
	Jyothy Labs Ltd.	26,964	56,522
	Kalpataru Power Transmission Ltd.	409,368	2,291,526
	Kalyani Steels Ltd.	78,911	389,698
	Karnataka Bank Ltd.	942,714	858,209
	Karur Vysya Bank Ltd.	2,259,617	1,482,700
	Kaveri Seed Co. Ltd.	83,828	586,799
	KCP Ltd.	12,706	22,379
	KEC International Ltd.	41,521	266,989
	Kiri Industries Ltd.	98,928	642,154
	Kirloskar Ferrous Industries Ltd.	11,598	36,582
	Kirloskar Oil Engines Ltd.	298,653	812,633
	KNR Constructions Ltd.	407,280	1,527,638
*	Kolte-Patil Developers Ltd.	90,777	375,666
	KPIT Technologies Ltd.	1,072,954	4,430,656
	KPR Mill Ltd.	204,410	1,235,999
	KRBL Ltd.	120,245	454,661
*	L&T Finance Holdings Ltd.	4,515,110	4,984,138
	Larsen & Toubro Ltd.	2,297,590	54,714,019
Ω	Laurus Labs Ltd.	93,302	644,849
	LG Balakrishnan & Bros Ltd.	25,778	173,785
	LIC Housing Finance Ltd.	2,167,790	11,819,527
	Linde India Ltd.	24,249	746,454
	LT Foods Ltd.	845,319	788,313
	Lupin Ltd.	1,204,587	14,956,909
	Maharashtra Scooters Ltd.	8,085	479,149
	Maharashtra Seamless Ltd.	147,161	963,384
	Mahindra & Mahindra Financial Services Ltd.	4,167,224	10,074,587
	Mahindra & Mahindra Ltd.	3,949,734	46,836,219
*	Mahindra CIE Automotive Ltd.	264,220	951,664
*	Mahindra Lifespace Developers Ltd.	376,407	1,374,368
	Maithan Alloys Ltd.	10,095	143,017
	Manappuram Finance Ltd.	1,364,008	3,800,067
	Mangalam Cement Ltd.	6,708	37,780
	Marksans Pharma Ltd.	1,329,294	1,174,646
	Mastek Ltd.	77,492	2,885,246
*	Max Healthcare Institute Ltd.	461,394	2,044,274
*	Max India Ltd.	42,980	43,437
*	Meghmani Finechem Ltd.	76,933	907,196
	Meghmani Organics Ltd.	818,438	1,194,082
	Minda Corp. Ltd.	28,727	60,291
	MOIL Ltd.	349,145	728,740
	Monte Carlo Fashions Ltd.	1,935	10,056
	Motilal Oswal Financial Services Ltd.	1,289	15,767
	Mphasis Ltd.	256,013	11,101,085
	MRF Ltd.	7,617	7,885,337
	National Aluminium Co. Ltd.	2,986,448	3,879,929

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nava Bharat Ventures Ltd.	479,073	$736,690
	Navneet Education Ltd.	12,483	17,615
	NCC Ltd.	1,747,409	1,670,013
	NCL Industries Ltd.	4,762	15,716
	Neuland Laboratories Ltd.	1,140	25,432
	NIIT Ltd.	450,911	1,803,846
	Nilkamal Ltd.	35,216	1,117,129
	NMDC Ltd.	1,117,652	2,141,980
	NOCIL Ltd.	320,354	1,146,183
	NRB Bearings Ltd.	28,454	49,017
	Nucleus Software Exports Ltd.	18,815	146,267
*	Oberoi Realty Ltd.	457,696	5,570,044
*	Omaxe Ltd.	268,860	266,208
	Orient Cement Ltd.	556,320	1,209,252
	Panama Petrochem Ltd.	8,457	30,226
Ω	Parag Milk Foods Ltd.	137,951	249,300
*	PC Jeweller Ltd.	50,599	18,647
	Persistent Systems Ltd.	310,402	16,304,137
	Petronet LNG Ltd.	3,937,868	12,112,455
	Phillips Carbon Black Ltd.	518,512	1,528,283
	Piramal Enterprises Ltd.	380,449	13,277,928
* Ω	PNB Housing Finance Ltd.	186,149	1,204,608
	PNC Infratech Ltd.	321,227	1,396,229
	Polyplex Corp. Ltd.	101,191	2,286,651
*	Poonawalla Fincorp Ltd.	77,261	172,075
	Power Finance Corp. Ltd.	4,872,837	8,678,236
*	Power Mech Projects Ltd.	2,920	38,509
	Praj Industries Ltd.	63,549	283,881
*	Prakash Industries Ltd.	187,902	164,286
	Prestige Estates Projects Ltd.	647,281	3,711,706
*	Pricol Ltd.	29,519	38,366
	Procter & Gamble Health Ltd.	11,124	812,439
*	PTC India Financial Services Ltd.	1,484,251	384,939
	PTC India Ltd.	1,014,721	1,725,749
*	Punjab National Bank	5,997,812	3,389,849
Ω	Quess Corp. Ltd.	37,802	437,644
	Rain Industries Ltd.	736,786	2,247,416
	Rajesh Exports Ltd.	404,958	3,454,239
	Rallis India Ltd.	310,215	1,099,258
	Ramco Industries Ltd.	118,646	449,111
*	Rane Holdings Ltd.	1,527	12,286
	Rashtriya Chemicals & Fertilizers Ltd.	1,044,190	1,074,453
*	Raymond Ltd.	172,825	1,053,709
* Ω	RBL Bank Ltd.	322,994	783,623
	REC Ltd.	6,005,712	12,025,518
	Redington India Ltd.	4,228,564	8,193,304
	Reliance Industries Ltd.	12,484,013	424,273,319
*	Reliance Power Ltd.	1,644,945	311,509
	Repco Home Finance Ltd.	157,611	567,785
	RITES Ltd.	18,196	68,698
	Sagar Cements Ltd.	5,572	21,035
	Sarda Energy & Minerals Ltd.	2,117	23,494
	Savita Oil Technologies Ltd.	1,430	26,467
	Sequent Scientific Ltd.	35,715	91,256
	Seshasayee Paper & Boards Ltd.	59,795	140,337
Ω	SH Kelkar & Co. Ltd.	29,428	62,382
*	Shankara Building Products Ltd.	2,872	21,054
	Sharda Cropchem Ltd.	34,751	143,247
	Shipping Corp. of India Ltd.	822,610	1,407,589

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shriram City Union Finance Ltd.	29,413	$850,770
	Shriram Transport Finance Co. Ltd.	735,109	14,285,517
	Sobha Ltd.	289,326	2,979,298
	Somany Ceramics Ltd.	10,977	112,333
	Somany Home Innovation Ltd.	60,531	362,850
*	South Indian Bank Ltd.	4,961,219	624,825
*	Spandana Sphoorty Financial Ltd.	2,296	15,714
	Srikalahasthi Pipes Ltd.	69,809	180,148
*	Star Cement Ltd.	24,193	32,540
	State Bank of India	6,087,495	41,108,135
	Steel Authority of India Ltd.	7,431,498	11,497,384
	Strides Pharma Science Ltd.	361,129	2,584,870
	Sun Pharmaceutical Industries Ltd.	2,709,187	28,844,635
	Sun TV Network Ltd.	192,573	1,444,126
	Sundaram-Clayton Ltd.	428	21,981
	Sunteck Realty Ltd.	290,750	1,782,032
	Surya Roshni Ltd.	65,033	530,885
*	Suvidhaa Infoserve Ltd.	255,844	42,836
*	TAKE Solutions Ltd.	75,949	48,676
*	TARC Ltd.	263,704	154,309
	Tata Chemicals Ltd.	761,327	9,200,125
	Tata Coffee Ltd.	31,485	88,034
	Tata Consumer Products Ltd.	1,775,741	19,303,192
	Tata Metaliks Ltd.	1,879	24,044
*	Tata Motors Ltd.	10,754,335	69,290,039
*	Tata Steel BSL Ltd.	161,085	186,459
	Tata Steel Ltd.	2,469,357	43,593,024
	TD Power Systems Ltd.	3,021	13,579
	Tech Mahindra Ltd.	512,811	10,165,388
	Techno Electric & Engineering Co. Ltd.	63,482	222,693
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Tide Water Oil Co. India Ltd.	11,950	262,760
	Time Technoplast Ltd.	635,571	591,911
	Tinplate Co. of India Ltd.	203,125	794,510
*	Titagarh Wagons Ltd.	59,109	74,658
	Transport Corp. of India Ltd.	130,573	1,099,264
	Trident Ltd.	8,544,349	4,351,177
	Triveni Engineering & Industries Ltd.	572,383	1,455,404
	Tube Investments of India Ltd.	318,553	5,953,639
	TV Today Network Ltd.	29,230	122,264
*	TV18 Broadcast Ltd.	3,619,641	2,018,983
	TVS Srichakra Ltd.	3,639	112,328
*	UCO Bank	1,814,473	351,575
	Uflex Ltd.	219,094	1,660,455
	Unichem Laboratories Ltd.	200,132	640,075
*	Union Bank of India	1,643,856	1,019,168
	UPL Ltd.	204,333	2,040,217
*	Usha Martin Ltd.	388,305	457,871
*	VA Tech Wabag Ltd.	139,858	596,391
	Vardhman Textiles Ltd.	155,628	4,057,423
	Vedanta Ltd.	324,172	1,318,782
#	Vedanta Ltd., ADR	394,713	6,232,525
	Vindhya Telelinks Ltd.	23,536	352,984
	Visaka Industries Ltd.	1,209	9,641
*	Vodafone Idea Ltd.	10,109,989	1,280,954
	Welspun Corp. Ltd.	646,685	1,161,259
	Welspun Enterprises Ltd.	463,798	609,539
	Welspun India Ltd.	1,892,101	3,509,710
	West Coast Paper Mills Ltd.	184,344	619,860

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wipro Ltd.	6,193,725	$53,697,022
*	Wockhardt Ltd.	235,925	1,346,283
*	Yes Bank Ltd.	19,922,354	3,404,203
	Zensar Technologies Ltd.	423,215	2,625,727

TOTAL INDIA			1,872,076,353

INDONESIA — (1.5%)
	Adaro Energy Tbk PT	97,793,300	11,584,010
*	Adhi Karya Persero Tbk PT	4,040,200	299,899
	AKR Corporindo Tbk PT	563,800	170,109
*	Alam Sutera Realty Tbk PT	52,456,200	674,809
	Aneka Tambang Tbk	3,337,300	552,293
	Astra Agro Lestari Tbk PT	3,532,766	2,678,746
	Astra International Tbk PT	40,609,000	17,295,882
* ††	Bakrie Telecom Tbk PT	160,430,200	106,161
	Bank Danamon Indonesia Tbk PT	1,729,454	328,752
	Bank Mandiri Persero Tbk PT	49,143,662	24,845,647
	Bank Negara Indonesia Persero Tbk PT	26,872,841	13,289,235
*	Bank Pan Indonesia Tbk PT	58,330,801	3,250,751
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,459,300	1,857,407
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,190,733
*	Bank Tabungan Negara Persero Tbk PT	27,316,427	3,435,857
	Barito Pacific Tbk PT	5,139,300	340,051
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	298,279
	BISI International Tbk PT	9,817,300	706,326
*	Buana Lintas Lautan Tbk PT	32,695,100	591,422
	Bukit Asam Tbk PT	22,735,900	4,303,051
*	Bumi Serpong Damai Tbk PT	20,401,300	1,601,488
	Ciputra Development Tbk PT	69,722,878	5,295,557
*	City Retail Developments Tbk PT	1,000,000	11,093
*	Delta Dunia Makmur Tbk PT	36,091,000	754,321
*	Eagle High Plantations Tbk PT	50,643,100	325,258
	Elnusa Tbk PT	21,143,600	453,878
	Erajaya Swasembada Tbk PT	59,034,000	2,713,115
*	FKS Food Sejahtera Tbk PT	23,353,822	363,104
	Gajah Tunggal Tbk PT	8,135,800	419,583
* ††	Garuda Indonesia Persero Tbk PT	7,731,781	90,866
	Gudang Garam Tbk PT	134,400	318,392
* ††	Hanson International Tbk PT	37,319,300	24,695
	Hexindo Adiperkasa Tbk PT	646,644	184,800
	Indah Kiat Pulp & Paper Tbk PT	16,466,400	9,852,783
*	Indika Energy Tbk PT	10,821,200	1,360,491
	Indo Tambangraya Megah Tbk PT	2,923,800	4,457,289
	Indocement Tunggal Prakarsa Tbk PT	380,200	317,390
	Indofood Sukses Makmur Tbk PT	30,127,000	13,522,986
	Indomobil Sukses Internasional Tbk PT	218,700	15,478
	Integra Indocabinet Tbk PT	2,170,600	125,756
*	Intiland Development Tbk PT	38,709,800	473,651
	Japfa Comfeed Indonesia Tbk PT	30,600,750	3,737,862
	Jaya Real Property Tbk PT	66,551,400	2,333,251
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,692,833
*	KMI Wire & Cable Tbk PT	10,201,300	211,691
*	Krakatau Steel Persero Tbk PT	407,200	15,111
	Link Net Tbk PT	164,900	45,272
	Lippo Cikarang Tbk PT	6,552,310	465,796
*	Lippo Karawaci Tbk PT	255,901,762	2,676,723
*	Malindo Feedmill Tbk PT	6,123,100	326,588
*	Map Aktif Adiperkasa PT	75,300	17,296
*	Medco Energi Internasional Tbk PT	59,390,032	2,386,706

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Media Nusantara Citra Tbk PT	32,613,000	$2,074,394
	Metrodata Electronics Tbk PT	5,572,550	1,451,018
*	Mitra Adiperkasa Tbk PT	1,655,900	102,960
	Mitra Pinasthika Mustika Tbk PT	1,774,100	94,225
*	MNC Kapital Indonesia Tbk PT	8,798,000	63,966
*	MNC Vision Networks Tbk PT	2,925,400	49,988
*	Multipolar Tbk PT	6,379,200	181,897
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,619,300	2,132,949
*	Pakuwon Jati Tbk PT	1,999,500	70,765
*	Pan Brothers Tbk PT	24,455,850	229,959
*	Panin Financial Tbk PT	76,680,200	987,931
*	Paninvest Tbk PT	10,415,300	506,627
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,469,084	2,311,884
*	PP Persero Tbk PT	11,059,600	942,941
	Puradelta Lestari Tbk PT	2,516,000	39,847
*	Ramayana Lestari Sentosa Tbk PT	10,775,500	562,884
	Salim Ivomas Pratama Tbk PT	22,834,800	776,829
*	Sampoerna Agro Tbk PT	8,192,041	1,290,198
	Semen Indonesia Persero Tbk PT	14,874,700	9,558,201
	Siloam International Hospitals Tbk PT	1,692,800	1,027,572
	Sinar Mas Agro Resources & Technology Tbk PT	6,811,900	2,155,023
* ††	Sri Rejeki Isman Tbk PT	63,289,500	489,162
*	Surya Semesta Internusa Tbk PT	31,276,700	1,100,940
††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	95,206
*	Timah Tbk PT	3,458,100	388,788
* ††	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,615
* ††	Trada Alam Minera Tbk PT	188,544,700	124,765
	Trias Sentosa Tbk PT	336,500	13,879
	Tunas Baru Lampung Tbk PT	17,990,700	1,098,100
	Tunas Ridean Tbk PT	32,428,200	2,864,645
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,371,100	157,855
	Unggul Indah Cahaya Tbk PT	288,335	181,165
	United Tractors Tbk PT	11,662,600	19,400,854
	Vale Indonesia Tbk PT	10,962,400	3,756,977
*	Waskita Beton Precast Tbk PT	33,556,300	367,376
*	Waskita Karya Persero Tbk PT	17,591,000	1,143,659
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	90,841
	Wijaya Karya Beton Tbk PT	18,377,300	352,936
*	Wijaya Karya Persero Tbk PT	20,772,300	1,829,876
	XL Axiata Tbk PT	24,207,100	5,271,166

TOTAL INDONESIA			209,741,386

MALAYSIA — (1.8%)
#	Aeon Co. M Bhd	2,308,900	824,615
#	AFFIN Bank Bhd	7,976,554	3,278,851
	Alliance Bank Malaysia Bhd	7,337,700	4,871,613
	Allianz Malaysia Bhd	93,300	296,999
*	AMMB Holdings Bhd	10,368,662	8,414,308
	Batu Kawan Bhd	1,623,450	8,743,957
*	Berjaya Assets Bhd	604,700	36,636
*	Berjaya Corp. Bhd	14,975,529	922,277
# *	Berjaya Land Bhd	5,491,800	324,914
	BIMB Holdings Bhd	1,164,507	899,697
*	Boustead Holdings Bhd	2,832,091	417,421
#	Boustead Plantations Bhd	3,159,100	546,073
# *	Bumi Armada Bhd	16,365,600	2,008,827
#	Cahya Mata Sarawak Bhd	2,028,000	701,722
	CB Industrial Product Holding Bhd	1,285,500	394,706

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	CIMB Group Holdings Bhd	25,597,406	$32,297,102
	CSC Steel Holdings Bhd	821,256	263,581
# *	Cypark Resources Bhd	918,750	220,887
#	DRB-Hicom Bhd	6,552,000	2,610,626
#	Eco World Development Group Bhd	4,869,900	1,200,874
#	Ekovest BHD	8,316,700	832,961
	FAR East Holdings Bhd	57,360	41,561
	Gadang Holdings Bhd	2,586,100	259,462
*	Gamuda Bhd	9,538,433	7,468,036
	Genting Bhd	7,451,300	9,326,624
	Genting Malaysia Bhd	8,748,100	6,702,880
	Genting Plantations Bhd	41,200	72,651
	George Kent Malaysia Bhd	1,855,600	313,967
	HAP Seng Consolidated Bhd	1,407,582	2,666,758
#	Hengyuan Refining Co. Bhd	791,000	827,338
	HeveaBoard Bhd	2,153,300	246,813
#	Hiap Teck Venture Bhd	8,346,100	1,142,037
	Hibiscus Petroleum Bhd	728,200	157,974
	Hong Leong Financial Group Bhd	1,923,134	8,520,783
	Hong Leong Industries Bhd	129,100	284,627
# *	IGB Bhd	1,994,205	937,297
	IJM Corp. Bhd	19,077,718	8,541,962
#	Insas Bhd	2,626,100	648,017
#	IOI Properties Group Bhd	7,235,425	2,239,954
# *	Iskandar Waterfront City Bhd	1,951,300	186,300
# *	JAKS Resources Bhd	6,809,780	765,225
# *	Jaya Tiasa Holdings Bhd	2,754,833	472,172
*	Keck Seng Malaysia Bhd	751,400	704,533
# *	KNM Group Bhd	13,856,690	684,717
# *	KSL Holdings Bhd	1,718,751	271,921
#	Kumpulan Fima BHD	575,200	291,646
	Land & General Bhd	11,345,220	328,206
	LBS Bina Group Bhd	3,959,834	526,290
# Ω	Lotte Chemical Titan Holding Bhd	1,069,093	702,657
	Magnum Bhd	5,704,845	2,974,609
#	Mah Sing Group Bhd	8,063,762	1,577,931
	Malayan Banking Bhd	15,697,757	30,534,840
	Malayan Flour Mills Bhd	3,750,075	683,763
# *	Malaysia Airports Holdings Bhd	476,154	744,699
#	Malaysia Building Society Bhd	13,955,643	2,159,717
#	Malaysian Resources Corp. Bhd	12,219,447	1,211,310
	Matrix Concepts Holdings Bhd	794,700	412,471
	MBM Resources BHD	812,703	620,164
	Mega First Corp. Bhd	341,200	296,899
	MISC Bhd	6,588,104	11,269,420
	MKH Bhd	1,847,578	648,530
#	MMC Corp. Bhd	3,524,180	1,684,841
	MNRB Holdings Bhd	1,983,779	638,704
*	MPHB Capital Bhd	178,400	58,147
#	Muda Holdings Bhd	529,900	353,377
	Muhibbah Engineering M Bhd	1,684,000	389,194
*	Mulpha International Bhd	852,260	520,346
*	Notion VTEC Bhd	220,300	25,311
*	OCK Group Bhd	131,800	16,412
	Oriental Holdings BHD	2,554,379	3,293,785
	OSK Holdings Bhd	6,761,306	1,471,272
	Panasonic Manufacturing Malaysia Bhd	22,880	165,858
	Pantech Group Holdings Bhd	2,614,594	369,500
	Paramount Corp. Bhd	1,807,455	338,881

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Petron Malaysia Refining & Marketing Bhd	247,800	$269,597
# *	Pos Malaysia Bhd	1,777,400	315,293
	PPB Group Bhd	2,239,339	9,829,926
	RHB Bank Bhd	11,553,209	15,588,644
*	Rubberex Corp. M Bhd	277,000	36,205
# *	Sapura Energy Bhd	39,709,700	961,491
#	Sarawak Oil Palms Bhd	694,467	644,881
	Sime Darby Bhd	17,922,700	9,837,147
	Sime Darby Property Bhd	7,330,900	1,284,779
# *	SP Setia Bhd Group	9,325,073	3,510,119
* ††	Sumatec Resources Bhd	2,855,100	620
	Sunway Bhd	9,004,786	3,874,000
	Suria Capital Holdings Bhd	793,880	239,723
	Syarikat Takaful Malaysia Keluarga Bhd	191,647	183,819
	Ta Ann Holdings Bhd	993,026	776,721
	Tan Chong Motor Holdings Bhd	658,600	187,589
*	Tropicana Corp. Bhd	5,049,461	1,231,355
*	Tune Protect Group Bhd	2,001,800	239,649
*	UEM Edgenta Bhd	1,204,400	536,003
# *	UEM Sunrise Bhd	8,933,745	852,598
	United Malacca Bhd	902,000	1,122,626
	UOA Development Bhd	7,576,600	3,200,719
# *	Velesto Energy Bhd	15,654,228	604,001
*	Wah Seong Corp. Bhd	676,080	119,226
# *	WCT Holdings Bhd	4,268,224	640,403
	Yinson Holdings Bhd	141,000	199,353
	YNH Property Bhd	3,337,050	2,153,529
	YTL Corp. Bhd	27,313,621	4,158,477

TOTAL MALAYSIA			250,499,529

MEXICO — (2.2%)
*	ALEATICA SAB de CV	21,226	18,867
	Alfa SAB de CV, Class A	24,152,100	17,444,226
	Alpek SAB de CV	2,216,508	2,444,963
#	Arca Continental SAB de CV	1,394,616	8,488,407
# Ω	Banco del Bajio SA	1,475,288	2,764,553
*	Cemex SAB de CV	69,050	44,540
*	Cemex SAB de CV, Sponsored ADR	3,249,914	20,896,943
	Coca-Cola Femsa SAB de CV, Sponsored ADR	61,925	3,328,469
	Coca-Cola Femsa SAB de CV	1,044,400	5,614,132
	Consorcio ARA SAB de CV	3,207,049	671,380
	Corp. Actinver SAB de CV, Class B	89,268	47,695
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	1,220,611	529,437
# *	Credito Real SAB de CV Sofom ER	1,173,675	598,581
	Cydsa SAB de CV	5,874	3,957
*	Dine SAB de CV	1,022,314	943,461
#	El Puerto de Liverpool SAB de CV, Class C1	532,562	2,365,333
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	92,540	7,605,862
	GCC SAB de CV	910,806	6,720,003
# *	Genomma Lab Internacional SAB de CV, Class B	803,066	771,939
*	Gentera SAB de CV	1,801,797	1,085,209
#	Grupo Carso SAB de CV	3,079,499	10,394,132
	Grupo Comercial Chedraui SA de CV	2,074,720	4,089,379
	Grupo Elektra SAB de CV	104,717	8,036,374
	Grupo Financiero Banorte SAB de CV, Class O	7,711,601	48,746,251
*	Grupo Financiero Inbursa SAB de CV, Class O	7,138,340	7,149,435
*	Grupo Gigante SAB de CV	471,076	593,764
	Grupo Herdez SAB de CV	139,130	255,581
#	Grupo Industrial Saltillo SAB de CV	1,352,696	1,964,524

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
# *	Grupo KUO SAB de CV, Class B	1,907,144	$4,205,110
#	Grupo Mexico SAB de CV, Class B	10,518,496	46,093,778
*	Grupo Pochteca SAB de CV	67,810	26,843
*	Grupo Posadas SAB de CV	312,086	407,767
	Grupo Rotoplas SAB de CV	201,455	278,777
*	Grupo Sanborns SAB de CV	1,360,018	1,585,411
*	Grupo Simec SAB de CV, Class B	690,073	5,698,432
	Grupo Televisa SAB, Sponsored ADR	713,059	7,216,157
	Grupo Televisa SAB	2,296,479	4,646,946
*	Hoteles City Express SAB de CV	259,134	80,051
	Industrias Bachoco SAB de CV, Class B	1,288,503	4,538,049
*	Industrias CH SAB de CV, Class B	1,878,046	16,282,845
# *	Industrias Penoles SAB de CV	513,804	6,559,062
#	La Comer SAB de CV	3,893,073	6,983,252
	Medica Sur SAB de CV, Class B	1,000	2,132
	Megacable Holdings SAB de CV	137,229	404,995
*	Minera Frisco SAB de CV, Class A1	13,254,671	2,446,461
# * Ω	Nemak SAB de CV	9,781,685	2,242,547
	Orbia Advance Corp. SAB de CV	4,322,662	11,295,862
#	Organizacion Cultiba SAB de CV	157,421	78,756
# *	Organizacion Soriana SAB de CV, Class B	13,635,143	16,557,149
	Promotora y Operadora de Infraestructura SAB de CV	415,490	3,060,475
# *	Unifin Financiera SAB de CV	737,216	1,138,696
	Vitro SAB de CV, Class A	927,658	1,076,891

TOTAL MEXICO			306,523,841

PHILIPPINES — (0.9%)
††	ACR Mining Corp.	105,455	7,021
	Alliance Global Group, Inc.	22,644,306	4,679,383
	Alsons Consolidated Resources, Inc.	7,682,000	173,367
*	Apex Mining Co., Inc.	2,152,000	61,783
*	Atlas Consolidated Mining & Development Corp.	4,214,600	526,900
	Ayala Corp.	82,790	1,418,674
	Bank of the Philippine Islands	3,780,263	6,522,190
	BDO Unibank, Inc.	9,287,358	22,858,117
*	Belle Corp.	4,041,000	112,280
*	Cebu Air, Inc.	1,129,830	992,976
* Ω	CEMEX Holdings Philippines, Inc.	17,723,719	435,804
	Century Properties Group, Inc.	13,996,400	127,580
	China Banking Corp.	7,866,732	3,770,111
	Cosco Capital, Inc.	12,919,000	1,339,182
	DMCI Holdings, Inc.	8,009,300	1,261,752
*	East West Banking Corp.	2,667,000	500,488
*	EEI Corp.	1,850,500	239,583
††	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	61,455
	Filinvest Land, Inc.	73,198,031	1,672,115
	First Philippine Holdings Corp.	3,175,100	4,688,076
††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,631,116	405,566
	GT Capital Holdings, Inc.	271,527	3,046,681
*	Integrated Micro-Electronics, Inc.	2,057,200	362,467
	JG Summit Holdings, Inc.	12,249,017	14,627,634
	LT Group, Inc.	9,164,300	1,829,501
	Megaworld Corp.	60,961,300	3,714,039
	Metropolitan Bank & Trust Co.	9,034,092	8,544,392
	Nickel Asia Corp.	12,259,240	1,334,581
*	Petron Corp.	16,167,900	1,239,054
	Philex Mining Corp.	4,703,000	486,110

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Philippine National Bank	3,173,985	$1,265,129
* ††	Philippine National Construction Corp.	398,900	7,272
	Philippine Savings Bank	1,950,769	2,247,163
††	Philippine Townships, Inc.	226,200	0
††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	284,614
*	Pilipinas Shell Petroleum Corp.	112,730	48,311
	PNB Holdings Corp.	497,957	3,148
	Premium Leisure Corp.	6,804,000	58,800
	RFM Corp.	762,400	67,983
	Rizal Commercial Banking Corp.	4,608,906	1,764,296
	Robinsons Land Corp.	22,395,608	7,570,664
	Robinsons Retail Holdings, Inc.	551,620	680,898
	San Miguel Corp.	5,113,496	11,841,622
	Security Bank Corp.	1,414,324	3,393,435
*	Top Frontier Investment Holdings, Inc.	526,832	1,369,512
	Union Bank of the Philippines	3,643,939	6,534,766
	Vista Land & Lifescapes, Inc.	46,966,968	3,516,767

TOTAL PHILIPPINES			127,693,242

POLAND — (0.8%)
*	Agora SA	230,402	472,603
*	Alior Bank SA	424,541	6,701,212
	Amica SA	5,928	182,786
	Asseco Poland SA	2,753	67,796
	Bank Handlowy w Warszawie SA	5,962	86,529
*	Bank Millennium SA	2,475,509	5,682,674
	Bank Polska Kasa Opieki SA	8,454	279,321
*	Boryszew SA	283,585	226,632
	Ciech SA	151,622	1,349,284
	Cyfrowy Polsat SA	512,024	4,579,121
	Develia SA	1,336,579	1,202,809
*	Enea SA	1,484,378	3,768,276
*	Famur SA	68,091	53,343
	Firma Oponiarska Debica SA	13,080	253,092
*	Grupa Azoty SA	242,822	1,813,906
	Grupa Kety SA	25,837	4,057,123
*	Grupa Lotos SA	393,782	6,121,353
*	Jastrzebska Spolka Weglowa SA	175,136	2,279,079
	Kernel Holding SA	402,854	6,084,614
	KGHM Polska Miedz SA	187,839	7,223,007
# *	Lubelski Wegiel Bogdanka SA	52,381	528,928
# *	mBank SA	34,717	4,913,390
*	PGE Polska Grupa Energetyczna SA	4,539,080	11,169,655
# *	PKP Cargo SA	109,382	504,216
	Polski Koncern Naftowy Orlen SA	1,850,376	39,906,813
	Santander Bank Polska SA	2,475	230,221
	Stalexport Autostrady SA	189,773	189,601
*	Tauron Polska Energia SA	7,008,234	5,779,790

TOTAL POLAND			115,707,174

QATAR — (0.3%)
	Aamal Co.	5,690,904	1,705,810
	Al Khaleej Takaful Group QSC	629,100	779,735
	Al Khalij Commercial Bank PQSC	633,121	389,506
	Alijarah Holding Co. QPSC	1,862,841	530,169
	Baladna	2,407,422	1,062,379
	Barwa Real Estate Co.	3,863,655	3,349,839

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	2,700,139	$4,540,035
	Doha Bank QPSC	2,167,920	1,715,817
	Doha Insurance Co. QSC	34,356	18,344
*	Gulf International Services QSC	4,508,235	2,280,656
	Gulf Warehousing Co.	579,952	780,310
	Industries Qatar QSC	402,910	1,755,582
*	Investment Holding Group	2,117,901	805,283
	Mannai Corp. QSC	42,393	56,157
	Mazaya Real Estate Development QPSC	4,065,793	1,164,486
	Mesaieed Petrochemical Holding Co.	4,580,158	3,026,010
	Ooredoo QPSC	2,740,717	5,218,329
	Qatar Fuel QSC	352,837	1,782,432
*	Qatar Insurance Co. SAQ	1,583,791	1,068,944
	Qatar National Cement Co. QSC	354,384	492,019
	Qatar Navigation QSC	429,957	897,357
*	Salam International Investment Ltd. QSC	4,845,436	1,268,012
	United Development Co. QSC	7,639,216	3,265,930
	Vodafone Qatar QSC	5,496,029	2,445,845
	Widam Food Co.	142,061	159,285

TOTAL QATAR			40,558,271

RUSSIA — (1.8%)
	Etalon Group PLC, GDR	88,415	138,989
	Gazprom PJSC, Sponsored ADR	10,367,186	101,731,786
	Gazprom PJSC, Sponsored ADR	18,140	178,679
	Lukoil PJSC, Sponsored ADR	1,075,422	109,618,672
	Magnitogorsk Iron & Steel Works PJSC, GDR	26,642	324,910
	Rosneft Oil Co. PJSC, GDR	1,733,767	15,447,864
	RusHydro PJSC, ADR	4,679,167	5,119,411
	VTB Bank PJSC, GDR	5,566,616	8,104,993

TOTAL RUSSIA			240,665,304

SAUDI ARABIA — (2.9%)
	Al Babtain Power & Telecommunication Co.	154,490	1,523,862
*	Al Etihad Cooperative Insurance Co.	96,130	565,108
*	Al Jouf Cement Co.	608,319	1,946,144
	Al Khaleej Training & Education Co.	157,685	1,169,662
	Alinma Bank	4,600,379	30,887,663
*	AlJazira Takaful Ta’awuni Co.	110,855	817,352
	Arab National Bank	1,495,792	9,190,127
	Arabian Cement Co.	369,710	3,846,733
*	Arabian Shield Cooperative Insurance Co.	63,009	409,261
	Arriyadh Development Co.	201,350	1,428,774
*	Aseer Trading Tourism & Manufacturing Co.	54,499	331,240
	Astra Industrial Group	208,369	2,398,474
*	AXA Cooperative Insurance Co.	26,172	253,309
	Bank Al-Jazira	1,651,367	8,465,295
	Banque Saudi Fransi	1,170,655	13,176,734
*	Basic Chemical Industries Ltd.	78,332	987,495
*	Buruj Cooperative Insurance Co.	9,573	66,510
	City Cement Co.	460,609	2,974,402
*	Dar Al Arkan Real Estate Development Co.	1,990,695	5,253,978
*	Dur Hospitality Co.	316,162	3,013,493
	Eastern Province Cement Co.	281,927	3,603,799
*	Emaar Economic City	1,762,923	5,963,072
	Etihad Etisalat Co.	1,958,085	15,786,518
	Hail Cement Co.	363,748	1,433,501
*	L’Azurde Co. for Jewelry	17,564	103,851

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Healthcare Co.	176,626	$1,751,242
*	Middle East Paper Co.	173,053	2,135,250
*	Mobile Telecommunications Co. Saudi Arabia	1,839,162	6,657,089
	Najran Cement Co.	608,408	3,062,609
*	National Co. for Glass Manufacturing	84,751	835,855
*	National Industrialization Co.	1,248,571	8,310,561
	Northern Region Cement Co.	762,631	3,025,016
	Riyad Bank	3,615,679	28,465,458
	Sahara International Petrochemical Co.	1,691,932	19,868,528
*	Saudi Arabian Cooperative Insurance Co.	12,606	75,004
*	Saudi Arabian Mining Co.	676,008	14,738,626
	Saudi Basic Industries Corp.	2,016,628	69,505,998
	Saudi British Bank	2,579,084	22,792,059
	Saudi Ceramic Co.	45,710	663,490
	Saudi Chemical Co. Holding	280,722	2,838,268
	Saudi Industrial Investment Group	663,836	6,709,710
	Saudi Investment Bank	537,224	2,583,063
*	Saudi Kayan Petrochemical Co.	3,601,259	19,604,158
	Saudi National Bank	2,441,717	42,863,591
*	Saudi Re for Cooperative Reinsurance Co.	209,860	1,069,404
	Savola Group	36,261	353,725
*	Seera Group Holding	850,351	5,246,921
*	Tabuk Cement Co.	339,247	1,720,592
	Umm Al-Qura Cement Co.	147,572	1,044,351
*	Walaa Cooperative Insurance Co.	152,249	887,787
*	Yamama Cement Co.	733,143	5,414,140
	Yanbu Cement Co.	250,091	2,558,241
*	Zamil Industrial Investment Co.	177,346	1,676,644

TOTAL SAUDI ARABIA			392,053,737

SOUTH AFRICA — (3.9%)
	Absa Group Ltd.	2,897,453	26,504,781
	Adcock Ingram Holdings Ltd.	38,356	122,688
	Advtech Ltd.	99,684	125,215
	AECI Ltd.	1,064,965	7,907,170
	African Rainbow Minerals Ltd.	563,604	7,525,275
	Alexander Forbes Group Holdings Ltd.	5,708,639	1,636,660
	Altron Ltd., Class A	134,145	96,334
	Alviva Holdings Ltd.	641,511	625,406
#	AngloGold Ashanti Ltd., Sponsored ADR	1,374,436	25,399,577
	Aspen Pharmacare Holdings Ltd.	1,503,087	23,879,046
	Astral Foods Ltd.	139,390	1,612,120
	Barloworld Ltd.	1,558,940	13,092,125
	Bidvest Group Ltd.	26,151	327,442
*	Blue Label Telecoms Ltd.	2,854,170	1,036,198
# *	Brait PLC	5,322,564	1,484,560
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	744,896
	DataTec Ltd.	3,395,574	9,246,198
# *	Discovery Ltd.	525,488	4,820,968
	DRDGOLD Ltd.	1,124,510	998,563
	Exxaro Resources Ltd.	1,038,924	11,397,840
*	Foschini Group Ltd.	74,521	631,969
	Gold Fields Ltd., Sponsored ADR	3,473,912	32,237,903
*	Grindrod Ltd.	1,937,400	646,643
# *	Grindrod Shipping Holdings Ltd.	67,963	976,561
	Harmony Gold Mining Co. Ltd.	1,224,659	4,395,411
	Hudaco Industries Ltd.	160,964	1,447,705
#	Impala Platinum Holdings Ltd.	3,660,330	47,373,273
	Imperial Logistics Ltd.	1,234,961	5,043,653

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Investec Ltd.	1,205,052	$5,548,156
	KAP Industrial Holdings Ltd.	8,126,436	2,500,766
	Lewis Group Ltd.	831,398	2,355,530
*	Liberty Holdings Ltd.	822,035	4,853,665
*	Life Healthcare Group Holdings Ltd.	3,082,381	4,881,196
*	Long4Life Ltd.	1,383,403	542,813
	Merafe Resources Ltd.	7,498,397	564,620
	Metair Investments Ltd.	1,142,050	2,166,834
	Momentum Metropolitan Holdings	6,169,743	7,922,915
	Motus Holdings Ltd.	300,269	2,003,473
*	Mpact Ltd.	1,853,981	4,129,874
*	MTN Group Ltd.	10,241,812	91,839,637
*	Murray & Roberts Holdings Ltd.	5,054,389	4,631,761
	Nedbank Group Ltd.	1,386,974	15,804,622
	Ninety One Ltd.	855,117	2,952,851
	Oceana Group Ltd.	127,899	511,762
#	Old Mutual Ltd.	17,256,455	17,627,551
#	Omnia Holdings Ltd.	1,243,158	5,143,605
# * Ω	Pepkor Holdings Ltd.	1,482,624	2,337,718
*	PPC Ltd.	10,395,993	3,626,621
	PSG Group Ltd.	13,550	67,889
	Raubex Group Ltd.	1,345,968	2,877,497
	RCL Foods Ltd.	159,113	134,051
	Reunert Ltd.	1,092,215	3,608,299
	RFG Holdings Ltd.	23,326	18,992
#	Royal Bafokeng Platinum Ltd.	591,722	4,238,991
	Sanlam Ltd.	116,111	476,928
# *	Sappi Ltd.	3,445,017	10,582,386
*	Sasol Ltd.	1,976,907	33,204,068
	Sibanye Stillwater Ltd.	1,447,583	5,066,179
	Standard Bank Group Ltd.	5,188,666	45,978,959
# *	Steinhoff International Holdings NV	4,384,451	690,367
	Super Group Ltd.	2,904,734	6,077,153
*	Telkom SA SOC Ltd.	1,676,467	5,579,172
	Tiger Brands Ltd.	14,459	183,037
*	Tongaat Hulett Pvt Ltd.	477,823	225,891
*	Trencor Ltd.	1,135,741	321,894
*	Tsogo Sun Gaming Ltd.	1,713,438	1,382,642
	Wilson Bayly Holmes-Ovcon Ltd.	328,383	2,283,054

TOTAL SOUTH AFRICA			536,279,599

SOUTH KOREA — (13.3%)
	ABco Electronics Co. Ltd.	13,699	133,321
	Aekyung Petrochemical Co. Ltd.	73,470	848,335
	Ahn-Gook Pharmaceutical Co. Ltd.	14,137	125,274
	AJ Networks Co. Ltd.	69,115	331,720
*	Ajin Industrial Co. Ltd.	210,783	639,586
	AK Holdings, Inc.	29,750	676,178
	AMOREPACIFIC Group	20,330	865,297
*	Aprogen pharmaceuticals, Inc.	807,824	707,221
*	Asia Business Daily Co. Ltd.	11,337	37,908
#	Asia Cement Co. Ltd.	10,339	1,210,452
	ASIA Holdings Co. Ltd.	5,694	608,194
	Asia Paper Manufacturing Co. Ltd.	27,225	1,069,912
*	AUK Corp.	137,335	382,041
	Aurora World Corp.	19,282	170,237
	Austem Co. Ltd.	139,331	339,437
#	Autech Corp.	10,937	102,353
	Avaco Co. Ltd.	53,567	474,094

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Barunson Entertainment & Arts Corp.	76,043	$113,192
	Bcworld Pharm Co. Ltd.	4,341	63,173
	BGF Co. Ltd.	206,500	982,534
*	BHI Co. Ltd.	9,905	42,579
	Binggrae Co. Ltd.	15,005	715,479
*	BioSmart Co. Ltd.	54,215	251,653
	Bixolon Co. Ltd.	27,536	131,619
*	Bluecom Co. Ltd.	63,344	512,307
	BNK Financial Group, Inc.	1,040,137	7,841,623
	Bookook Securities Co. Ltd.	20,358	429,255
	BYC Co. Ltd.	752	280,833
#	Byucksan Corp.	266,300	835,518
*	Capro Corp.	203,349	722,512
*	Charm Engineering Co. Ltd.	75,503	81,424
	Chinyang Holdings Corp.	83,349	230,262
	Chongkundang Holdings Corp.	8,017	562,459
*	CHOROKBAEM Co Co. Ltd.	149,335	196,708
	Chosun Refractories Co. Ltd.	8,873	668,754
#	CJ CheilJedang Corp.	49,964	16,238,483
#	CJ Corp.	94,577	7,775,689
	CJ ENM Co. Ltd.	16,763	2,535,430
*	CJ Logistics Corp.	16,185	1,967,949
*	Cloud Air Co. Ltd.	53,283	80,313
*	CODI-M Co. Ltd.	970,980	206,168
	Com2uSCorp	5,068	558,331
*	Comtec Systems Co. Ltd.	330,288	263,104
	Cosmax BTI, Inc.	16,614	248,220
*	Cosmecca Korea Co. Ltd.	11,799	150,814
	Coweaver Co. Ltd.	16,593	113,456
	Crown Confectionery Co. Ltd.	11,579	102,164
	CROWNHAITAI Holdings Co. Ltd.	35,198	267,226
	Cuckoo Holdings Co. Ltd.	1,955	37,746
	Cymechs, Inc.	3,124	43,864
	D.I Corp.	59,363	402,540
	Dae Han Flour Mills Co. Ltd.	5,781	812,193
	Dae Hyun Co. Ltd.	170,764	420,589
	Dae Won Kang Up Co. Ltd.	215,821	779,220
*	Dae Yu Co. Ltd.	3,600	19,141
	Daebongls Co. Ltd.	4,061	30,373
# *	Daechang Co. Ltd.	318,178	555,145
	Daechang Forging Co. Ltd.	25,625	166,870
#	Daedong Corp.	106,769	897,783
	Daeduck Co. Ltd.	62,504	392,511
	Daeduck Electronics Co. Ltd.	179,378	2,643,114
	Daehan Steel Co. Ltd.	74,722	1,190,293
	Daejung Chemicals & Metals Co. Ltd.	2,193	41,307
	Daekyo Co. Ltd.	71,052	263,816
	Daelim B&Co Co. Ltd.	7,997	47,987
	Daesang Corp.	146,487	2,996,812
	Daesang Holdings Co. Ltd.	83,742	718,395
*	Daesung Fine Tech Co. Ltd.	21,216	40,304
	Daesung Holdings Co. Ltd.	8,931	338,517
	Daewon San Up Co. Ltd.	61,406	349,184
*	Daewoo Engineering & Construction Co. Ltd.	1,087,536	5,822,577
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	319,791	7,102,873
*	Dahaam E-Tec Co. Ltd.	3,535	146,718
	Daihan Pharmaceutical Co. Ltd.	12,480	323,165
	Daishin Securities Co. Ltd.	178,438	3,187,036
	Daou Data Corp.	88,252	1,026,266

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daou Technology, Inc.	156,639	$3,133,785
*	Dayou Automotive Seat Technology Co. Ltd.	54,169	83,316
	DB Financial Investment Co. Ltd.	192,414	1,167,194
	DB Insurance Co. Ltd.	293,336	14,907,261
*	DB, Inc.	197,479	173,102
	DCM Corp.	2,961	56,817
#	Deutsch Motors, Inc.	67,324	438,731
*	Development Advance Solution Co. Ltd.	63,090	279,262
	DGB Financial Group, Inc.	1,071,021	9,490,129
	DHP Korea Co. Ltd.	21,387	128,019
	DI Dong Il Corp.	5,500	1,352,934
	Display Tech Co. Ltd.	34,003	265,792
	DL Construction Co. Ltd.	6,643	167,809
*	DL E&C Co. Ltd.	119,161	13,796,140
	DL Holdings Co. Ltd.	95,046	5,358,800
	DMS Co. Ltd.	58,689	323,266
	Dohwa Engineering Co. Ltd.	4,051	27,488
	Dong A Eltek Co. Ltd.	36,986	342,311
	Dong-A Socio Holdings Co. Ltd.	5,046	457,202
	Dong-A ST Co. Ltd.	9,293	580,010
	Dong-Ah Geological Engineering Co. Ltd.	30,571	483,714
	Dongbu Corp.	36,803	475,892
#	Dongil Industries Co. Ltd.	5,430	660,446
	Dongkuk Industries Co. Ltd.	200,221	666,680
	Dongkuk Steel Mill Co. Ltd.	400,982	5,852,557
#	Dongkuk Structures & Construction Co. Ltd.	105,011	527,737
	Dongsung Chemical Co. Ltd.	159,407	789,183
	Dongwon Development Co. Ltd.	249,969	1,150,953
#	Dongwon F&B Co. Ltd.	2,928	514,510
#	Dongwon Industries Co. Ltd.	7,492	1,462,069
*	Dongwoo Farm To Table Co. Ltd.	14,971	39,255
#	Dongyang E&P, Inc.	28,974	481,511
*	Doosan Bobcat, Inc.	239,089	7,814,071
#	Doosan Co. Ltd.	41,937	3,710,532
# *	Doosan Infracore Co. Ltd.	461,007	4,149,538
	DoubleUGames Co. Ltd.	24,305	1,335,957
	DRB Holding Co. Ltd.	32,057	152,656
	DTR Automotive Corp.	25,146	1,251,691
*	Duksan Hi-Metal Co. Ltd.	12,725	149,355
	DY Corp.	99,543	468,377
	DY POWER Corp.	23,114	252,452
	Eagon Industrial Ltd.	37,684	459,159
#	Easy Holdings Co. Ltd.	310,378	1,193,085
*	EcoBio Holdings Co. Ltd.	3,536	26,980
	e-LITECOM Co. Ltd.	12,362	86,748
	E-MART, Inc.	75,843	10,917,758
	ENF Technology Co. Ltd.	6,907	171,385
	Estechpharma Co. Ltd.	22,481	202,693
#	Eugene Corp.	285,673	1,238,991
	Eugene Investment & Securities Co. Ltd.	397,054	1,294,581
	Eusu Holdings Co. Ltd.	64,565	329,673
*	E-World	82,123	171,810
	Exicon Co. Ltd.	4,859	58,098
	Farmsco	43,103	224,556
	FarmStory Co. Ltd.	149,369	347,921
	Fursys, Inc.	20,360	680,088
	Gaon Cable Co. Ltd.	15,461	376,197
*	Gemvaxlink Co. Ltd.	117,017	161,020
	Geumhwa PSC Co. Ltd.	976	27,366

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GMB Korea Corp.	48,932	$271,047
# *	GNCO Co. Ltd.	157,201	112,249
#	Golfzon Newdin Holdings Co. Ltd.	129,412	961,609
	GS Engineering & Construction Corp.	387,399	13,746,425
*	GS Global Corp.	296,677	656,351
	GS Holdings Corp.	288,772	10,457,731
	GS Retail Co. Ltd.	43,158	1,191,538
	Gwangju Shinsegae Co. Ltd.	3,803	629,834
	Haitai Confectionery & Foods Co. Ltd.	12,558	89,637
	Halla Corp.	142,882	690,940
	Halla Holdings Corp.	41,387	1,807,748
	Han Kuk Carbon Co. Ltd.	48,941	527,500
	Hana Financial Group, Inc.	1,405,990	54,214,720
	Hana Pharm Co. Ltd.	4,076	71,767
	HanChang Paper Co. Ltd.	21,637	38,030
	Handok, Inc.	14,535	294,915
	Handsome Co. Ltd.	90,119	3,256,227
	Hanil Holdings Co. Ltd.	76,457	914,297
	Hanjin Transportation Co. Ltd.	53,218	1,583,856
	Hankook Tire & Technology Co. Ltd.	447,631	15,860,169
	HanmiGlobal Co. Ltd.	3,947	36,137
	Hanshin Construction	50,121	817,750
	Hanshin Machinery Co.	16,044	59,606
	Hansol Holdings Co. Ltd.	188,105	610,608
*	Hansol HomeDeco Co. Ltd.	394,971	679,466
	Hansol Paper Co. Ltd.	111,442	1,376,559
*	Hansol Technics Co. Ltd.	170,134	986,475
	Hanwha Aerospace Co. Ltd.	185,488	7,164,385
	Hanwha Corp.	231,796	6,672,680
*	Hanwha General Insurance Co. Ltd.	368,354	1,427,057
*	Hanwha Investment & Securities Co. Ltd.	614,846	2,921,391
	Hanwha Life Insurance Co. Ltd.	1,750,642	5,216,457
*	Hanwha Solutions Corp.	487,471	17,101,844
	Hanyang Eng Co. Ltd.	61,244	807,136
	Hanyang Securities Co. Ltd.	52,372	798,262
*	Harim Co. Ltd.	120,041	296,052
#	Harim Holdings Co. Ltd.	234,789	1,947,540
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	362,591
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	271,532
	High Tech Pharm Co. Ltd.	8,554	118,649
	HIMS Co. Ltd.	2,255	17,610
	Hitejinro Holdings Co. Ltd.	41,974	535,163
#	Huchems Fine Chemical Corp.	76,301	1,729,375
*	Humax Co. Ltd.	96,847	420,629
*	Huneed Technologies	54,858	333,527
	Huons Global Co. Ltd.	14,883	629,348
#	Huvis Corp.	107,479	899,326
	Huvitz Co. Ltd.	10,898	80,904
	Hwa Shin Co. Ltd.	125,321	1,032,354
	Hwacheon Machine Tool Co. Ltd.	6,607	207,165
	Hwangkum Steel & Technology Co. Ltd.	50,980	395,621
	Hwaseung Corp. Co. Ltd.	154,342	372,412
*	Hwaseung R&A Co. Ltd.	19,783	103,491
	HwaSung Industrial Co. Ltd.	51,572	591,499
	Hy-Lok Corp.	47,174	765,277
	Hyosung Corp.	34,661	3,068,783
	Hyundai BNG Steel Co. Ltd.	64,726	927,649
*	Hyundai Construction Equipment Co. Ltd.	80,573	2,788,832
	Hyundai Corp.	45,004	710,309

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Corp. Holdings, Inc.	31,933	$354,725
	Hyundai Department Store Co. Ltd.	81,362	5,777,039
*	Hyundai Electric & Energy System Co. Ltd.	30,010	570,085
	Hyundai Engineering & Construction Co. Ltd.	269,031	11,630,250
	Hyundai Futurenet Co. Ltd.	253,369	1,020,765
	Hyundai Glovis Co. Ltd.	20,021	2,883,227
	Hyundai Greenfood Co. Ltd.	278,992	2,319,673
	Hyundai Heavy Industries Holdings Co. Ltd.	164,915	8,940,805
	Hyundai Home Shopping Network Corp.	37,455	2,248,333
	Hyundai Livart Furniture Co. Ltd.	66,327	901,454
	Hyundai Marine & Fire Insurance Co. Ltd.	362,292	8,147,832
*	Hyundai Mipo Dockyard Co. Ltd.	78,758	5,122,012
	Hyundai Mobis Co. Ltd.	210,611	45,527,571
	Hyundai Motor Co.	370,785	66,316,913
#	Hyundai Motor Securities Co. Ltd.	115,174	1,251,138
	Hyundai Steel Co.	330,237	12,622,563
	Hyundai Wia Corp.	58,341	4,213,143
	ICD Co. Ltd.	19,844	212,855
	IDIS Holdings Co. Ltd.	25,924	284,567
*	Il Dong Pharmaceutical Co. Ltd.	27,741	334,575
	Iljin Electric Co. Ltd.	91,487	449,125
	Iljin Holdings Co. Ltd.	91,947	528,251
#	Ilshin Spinning Co. Ltd.	8,448	828,307
#	Ilsung Pharmaceuticals Co. Ltd.	5,843	387,818
	iMarketKorea, Inc.	88,543	833,522
	Industrial Bank of Korea	1,245,640	11,789,518
	INITECH Co. Ltd.	31,597	163,408
*	INNO Instrument, Inc.	52,863	97,524
#	Innocean Worldwide, Inc.	16,272	819,097
	INTOPS Co. Ltd.	78,041	1,556,615
	Inzi Controls Co. Ltd.	4,320	62,486
	INZI Display Co. Ltd.	114,878	332,803
#	IS Dongseo Co. Ltd.	62,443	2,421,200
	It’s Hanbul Co. Ltd.	13,449	248,402
*	Jahwa Electronics Co. Ltd.	64,718	1,036,878
	JB Financial Group Co. Ltd.	687,824	5,228,833
	JC Hyun System, Inc.	42,385	234,765
# *	JNTC Co. Ltd.	45,564	322,144
	JVM Co. Ltd.	2,615	35,929
	Kangnam Jevisco Co. Ltd.	19,813	424,349
	KAON Media Co. Ltd.	61,724	873,158
#	KB Financial Group, Inc., ADR	2,468,636	118,667,332
	KC Co. Ltd.	40,765	799,670
	KC Green Holdings Co. Ltd.	76,623	337,278
	KC Tech Co. Ltd.	9,689	186,778
	KCC Corp.	16,696	4,773,278
	KCC Engineering & Construction Co. Ltd.	46,480	398,091
	KCC Glass Corp.	81,947	4,231,277
	KCTC	7,171	39,853
	KG Chemical Corp.	3,173	92,393
	Kginicis Co. Ltd.	37,918	606,251
	KGMobilians Co. Ltd.	28,155	221,872
*	KH Electron Co. Ltd.	179,620	119,477
	Kia Corp.	939,529	68,559,621
	KISCO Corp.	112,861	869,021
	KISCO Holdings Co. Ltd.	48,131	754,469
	KISWIRE Ltd.	65,649	1,547,622
#	KIWOOM Securities Co. Ltd.	89,433	8,062,524
	KleanNara Co. Ltd.	22,675	87,342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KMH Hitech Co. Ltd.	81,334	$114,802
	Kolmar Korea Holdings Co. Ltd.	24,627	486,850
	Kolon Corp.	42,261	1,283,041
	Kolon Global Corp.	41,349	923,147
	Kolon Industries, Inc.	116,904	8,944,961
	Komelon Corp.	29,152	303,008
	Kopla Co. Ltd.	9,387	69,983
#	Korea Alcohol Industrial Co. Ltd.	90,447	1,078,327
	Korea Arlico Pharm Co. Ltd.	24,783	163,431
	Korea Asset In Trust Co. Ltd.	256,587	970,879
*	Korea Circuit Co. Ltd.	68,745	929,757
	Korea Electric Terminal Co. Ltd.	37,721	2,441,013
	Korea Export Packaging Industrial Co. Ltd.	1,813	39,987
	Korea Flange Co. Ltd.	159,881	398,184
	Korea Industrial Co. Ltd.	40,619	116,555
	Korea Investment Holdings Co. Ltd.	249,251	18,641,815
*	Korea Line Corp.	871,544	2,111,580
#	Korea Petrochemical Ind Co. Ltd.	21,875	3,477,144
	Korea Petroleum Industries Co.	5,904	65,256
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	1,718,121
# *	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	11,836,257
	Korea Zinc Co. Ltd.	4,684	2,156,606
*	Korean Air Lines Co. Ltd.	139,815	3,645,319
	Korean Drug Co. Ltd.	15,186	119,451
	Korean Reinsurance Co.	503,654	4,170,741
	Kortek Corp.	54,034	509,082
	KPX Chemical Co. Ltd.	12,798	632,907
	KSS LINE Ltd.	92,398	943,064
	KT Skylife Co. Ltd.	150,103	1,302,574
	KT&G Corp.	276,885	19,232,084
#	KTB Investment & Securities Co. Ltd.	306,964	1,733,826
#	KTCS Corp.	168,949	386,497
	Ktis Corp.	166,666	362,903
	Kukdo Chemical Co. Ltd.	18,340	1,050,651
	Kukdong Oil & Chemicals Co. Ltd.	26,930	99,845
#	Kumho Petrochemical Co. Ltd.	20,845	3,067,076
*	Kumho Tire Co., Inc.	476,127	2,176,964
	KUMHOE&C Co. Ltd.	7,074	73,120
	Kumkang Kind Co. Ltd.	96,105	648,512
	Kwang Dong Pharmaceutical Co. Ltd.	62,984	419,133
#	Kyeryong Construction Industrial Co. Ltd.	46,338	1,422,954
	Kyobo Securities Co. Ltd.	112,582	848,043
#	Kyungbang Co. Ltd.	61,163	697,282
	Kyung-In Synthetic Corp.	6,399	38,497
#	LEADCORP, Inc.	104,366	894,539
	Lee Ku Industrial Co. Ltd.	13,826	46,101
	LF Corp.	130,753	2,049,019
	LG Corp.	316,955	24,778,748
# *	LG Display Co. Ltd., ADR.	3,173,356	26,497,523
	LG Electronics, Inc.	571,652	59,139,613
	LG HelloVision Co. Ltd.	143,379	849,991
	LG Uplus Corp.	1,364,297	16,790,616
	LMS Co. Ltd.	28,495	272,894
	LOT Vacuum Co. Ltd.	7,972	99,647
	Lotte Chemical Corp.	62,647	12,049,617
	Lotte Chilsung Beverage Co. Ltd.	21,352	2,666,094
	Lotte Confectionery Co. Ltd.	537	59,273
	Lotte Corp.	93,211	2,610,828
*	Lotte Data Communication Co.	8,187	268,884

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	LOTTE Fine Chemical Co. Ltd.	92,873	$6,780,460
	Lotte Food Co. Ltd.	1,976	645,777
#	LOTTE Himart Co. Ltd.	65,598	1,559,097
# *	Lotte Non-Life Insurance Co. Ltd.	475,815	750,069
#	Lotte Shopping Co. Ltd.	44,648	4,018,473
	LS Corp.	91,063	4,882,310
	LS Electric Co. Ltd.	5,655	286,204
*	Lumens Co. Ltd.	231,495	197,193
*	LVMC Holdings	274,553	788,238
#	LX Hausys Ltd.	40,763	2,430,585
# *	LX Holdings Corp.	153,703	1,165,207
#	LX International Corp.	182,931	4,264,052
#	Maeil Dairies Co. Ltd.	6,841	412,892
	Maeil Holdings Co. Ltd.	11,288	95,805
	MAKUS, Inc.	19,446	126,582
# *	Mando Corp.	65,966	3,540,796
#	MegaStudy Co. Ltd.	43,791	519,921
	Meritz Financial Group, Inc.	238,609	6,824,993
	Meritz Fire & Marine Insurance Co. Ltd.	62,765	1,491,907
	Meritz Securities Co. Ltd.	1,882,325	7,521,544
	Mi Chang Oil Industrial Co. Ltd.	4,014	272,640
	Mirae Asset Life Insurance Co. Ltd.	396,195	1,449,293
	Mirae Asset Securities Co. Ltd.	1,759,061	13,123,551
#	MK Electron Co. Ltd.	88,121	1,422,407
*	MNTech Co. Ltd.	121,454	435,283
# *	Mobase Co. Ltd.	21,024	62,852
*	Mobase Electronics Co. Ltd.	16,407	30,918
	Moonbae Steel Co. Ltd.	8,945	33,677
	Moorim P&P Co. Ltd.	147,520	565,909
	Moorim Paper Co. Ltd.	140,508	329,911
#	Motonic Corp.	51,452	490,704
	Muhak Co. Ltd.	71,854	598,818
#	Nam Hwa Construction Co. Ltd.	23,163	183,783
	Namhae Chemical Corp.	8,933	102,708
	Namyang Dairy Products Co. Ltd.	2,206	865,502
*	Neowiz	46,369	1,045,963
# *	Neowiz Holdings Corp.	26,025	1,118,468
	Nexen Corp.	134,544	578,904
#	Nexen Tire Corp.	235,147	1,524,506
	NH Investment & Securities Co. Ltd.	653,039	7,375,911
*	NHN Corp.	55,553	3,806,449
	NI Steel Co. Ltd.	8,824	30,675
	NICE Holdings Co. Ltd.	15,181	219,796
	Nice Information & Telecommunication, Inc.	8,695	250,902
	NICE Total Cash Management Co. Ltd.	7,446	35,431
*	NK Co. Ltd.	25,998	25,117
	Nong Shim Holdings Co. Ltd.	11,334	750,158
	Nong Woo Bio Co. Ltd.	21,556	219,225
	NongShim Co. Ltd.	18,600	4,510,002
#	NOROO Paint & Coatings Co. Ltd.	66,016	589,065
	NPC	116,690	636,542
	NS Shopping Co. Ltd.	74,291	884,863
*	OCI Co. Ltd.	72,519	8,034,626
	Okong Corp.	4,362	16,453
	Opto Device Technology Co. Ltd.	44,813	266,078
	Orion Holdings Corp.	144,080	1,975,332
*	Osung Advanced Materials Co. Ltd.	167,534	380,130
	Ottogi Corp.	2,062	849,393
#	Paik Kwang Industrial Co. Ltd.	197,762	954,788

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Pan Ocean Co. Ltd.	1,250,644	$6,471,323
	Pang Rim Co. Ltd.	14,177	32,932
*	Pan-Pacific Co. Ltd.	113,324	264,399
# *	Paradise Co. Ltd.	10,185	151,883
	Partron Co. Ltd.	79,624	639,408
	PJ Electronics Co. Ltd.	10,236	81,413
#	Poongsan Corp.	117,956	3,342,038
#	Poongsan Holdings Corp.	28,395	693,097
	POSCO, Sponsored ADR	903,713	57,168,884
	POSCO	68,120	17,277,387
#	Posco International Corp.	306,356	5,708,096
*	Power Logics Co. Ltd.	92,739	627,716
	Protec Co. Ltd.	2,987	68,976
	Pulmuone Co. Ltd.	28,387	414,779
#	Pyeong Hwa Automotive Co. Ltd.	58,942	560,059
	Rayence Co. Ltd.	15,304	172,433
*	RFTech Co. Ltd.	21,344	107,912
	Sajo Industries Co. Ltd.	15,401	629,604
	Sajodaerim Corp.	8,739	208,313
*	Sajodongaone Co. Ltd.	161,899	176,519
	Sam Young Electronics Co. Ltd.	68,491	708,066
	Sambo Corrugated Board Co. Ltd.	31,268	385,608
*	Sambo Motors Co. Ltd.	66,691	370,932
#	Samho Development Co. Ltd.	108,856	474,097
	SAMHWA Paints Industrial Co. Ltd.	68,665	590,750
	Samick Musical Instruments Co. Ltd.	327,670	510,701
	Samick THK Co. Ltd.	4,386	44,944
	Samji Electronics Co. Ltd.	13,939	146,052
	Samjin LND Co. Ltd.	82,899	296,922
#	Samjin Pharmaceutical Co. Ltd.	14,635	322,513
*	Sammok S-Form Co. Ltd.	31,510	436,009
#	SAMPYO Cement Co. Ltd.	206,101	881,023
	Samsung C&T Corp.	270,688	26,503,975
	Samsung Card Co. Ltd.	120,114	3,526,766
	Samsung Electronics Co. Ltd.	1,978,003	118,429,200
	Samsung Electronics Co. Ltd., GDR	680	1,015,240
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	23,803,553
# *	Samsung Heavy Industries Co. Ltd.	2,172,181	11,870,552
	Samsung Life Insurance Co. Ltd.	247,039	14,290,270
	Samsung Securities Co. Ltd.	310,841	12,636,772
	SAMT Co. Ltd.	20,625	92,727
#	Samyang Corp.	21,134	1,236,605
	Samyang Holdings Corp.	22,438	1,977,978
	Samyang Packaging Corp.	1,251	28,280
	Samyang Tongsang Co. Ltd.	7,531	411,507
*	Sangsangin Co. Ltd.	73,576	563,904
	SAVEZONE I&C Corp.	83,806	228,955
*	SBS Media Holdings Co. Ltd.	163,649	289,830
	Seah Besteel Corp.	100,507	1,864,768
	SeAH Holdings Corp.	4,354	413,687
	SeAH Steel Corp.	7,619	674,663
	SeAH Steel Holdings Corp.	8,469	911,309
	Sebang Co. Ltd.	60,229	644,570
#	Sebang Global Battery Co. Ltd.	35,688	2,509,048
	Sejong Industrial Co. Ltd.	103,664	976,810
*	Sejong Telecom, Inc.	313,971	156,106
*	Sekonix Co. Ltd.	67,746	479,330
	Sempio Co.	1,814	68,345
	S-Energy Co. Ltd.	71,432	287,642

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seohan Co. Ltd.	493,982	$816,283
#	Seoul Semiconductor Co. Ltd.	120,431	1,542,199
# *	Seowon Co. Ltd.	103,160	189,463
	SEOWONINTECH Co. Ltd.	6,241	34,124
	Seoyon Co. Ltd.	85,555	1,151,999
	Seoyon E-Hwa Co. Ltd.	96,241	637,714
*	Sewon E&C Co. Ltd.	386,748	362,567
††	Sewon Precision Industry Co. Ltd.	1,457	1,891
	SGC e Tec E&C Co. Ltd.	7,549	449,128
#	Shindaeyang Paper Co. Ltd.	10,644	799,012
	Shinhan Financial Group Co. Ltd.	947,124	30,920,674
#	Shinhan Financial Group Co. Ltd., ADR	1,172,746	37,903,150
#	Shinsegae Engineering & Construction Co. Ltd.	15,870	518,902
	Shinsegae Food Co. Ltd.	2,444	189,239
	Shinsegae Information & Communication Co. Ltd.	664	118,138
#	Shinsegae, Inc.	34,791	7,400,466
	Shinwha Intertek Corp.	35,678	106,982
	Shinyoung Securities Co. Ltd.	25,871	1,391,673
*	Signetics Corp.	393,488	590,954
	Silla Co. Ltd.	36,116	397,192
#	SIMPAC, Inc.	127,360	860,816
*	Sindoh Co. Ltd.	26,365	743,335
	Sinil Pharm Co. Ltd.	23,668	247,936
#	SK Discovery Co. Ltd.	63,006	2,571,788
	SK Gas Ltd.	3,036	358,924
	SK Hynix, Inc.	1,675,156	147,665,948
*	SK Innovation Co. Ltd.	91,261	19,032,481
	SK Networks Co. Ltd.	844,582	3,679,073
*	SK Rent A Car Co. Ltd.	11,382	118,255
	SK Securities Co. Ltd.	2,112,180	1,777,735
	SK, Inc.	49,704	10,372,589
	SL Corp.	91,074	2,566,102
*	S-MAC Co. Ltd.	717,329	714,250
	SNT Dynamics Co. Ltd.	49,889	396,200
	SNT Holdings Co. Ltd.	36,374	553,058
	SNT Motiv Co. Ltd.	58,562	2,528,559
*	SNU Precision Co. Ltd.	34,211	102,515
*	Solborn, Inc.	27,073	122,229
	Songwon Industrial Co. Ltd.	41,113	632,371
# *	Soulbrain Holdings Co. Ltd.	14,138	529,566
	SPG Co. Ltd.	5,223	44,302
	Spigen Korea Co. Ltd.	6,891	269,826
# * ††	Ssangyong Motor Co.	336,500	299,122
	Suheung Co. Ltd.	10,944	448,175
#	Sun Kwang Co. Ltd.	27,041	1,291,201
*	SundayToz Corp.	8,746	167,196
#	Sung Kwang Bend Co. Ltd.	111,368	876,929
*	Sungchang Enterprise Holdings Ltd.	264,331	575,203
	Sungdo Engineering & Construction Co. Ltd.	52,687	248,768
#	Sungshin Cement Co. Ltd.	125,323	1,196,695
#	Sungwoo Hitech Co. Ltd.	351,238	1,817,255
	Sunjin Co. Ltd.	41,181	456,468
*	Suprema HQ, Inc.	8,097	54,120
*	Suprema, Inc.	11,129	236,785
	SurplusGlobal, Inc.	12,531	46,407
	Systems Technology, Inc.	6,395	90,008
	Tae Kyung Industrial Co. Ltd.	79,237	437,579
	Taekwang Industrial Co. Ltd.	1,637	1,401,336
	Taekyung BK Co. Ltd.	11,583	56,705

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
* ††	Taewoong Co. Ltd.	82,505	$661,918
	Taeyoung Engineering & Construction Co. Ltd.	141,256	1,343,801
*	Theragen Etex Co. Ltd.	62,682	348,131
*	Thinkware Systems Corp.	35,459	530,607
	TK Corp.	94,555	952,016
	Tongyang Life Insurance Co. Ltd.	282,020	1,650,107
#	Tongyang, Inc.	315,577	452,828
*	Top Engineering Co. Ltd.	67,035	428,074
	Toptec Co. Ltd.	75,745	567,529
*	Tovis Co. Ltd.	73,482	535,139
#	TS Corp.	240,562	680,311
*	TY Holdings Co. Ltd.	153,478	3,574,302
*	Ubivelox, Inc.	4,443	52,556
*	UIL Co. Ltd.	40,064	92,948
	Uju Electronics Co. Ltd.	15,879	374,661
*	Unick Corp.	6,148	38,520
	Unid Co. Ltd.	34,541	3,454,079
	Uniquest Corp.	32,538	288,072
	Unitrontech Co. Ltd.	19,310	94,657
	Viatron Technologies, Inc.	18,763	166,649
	Visang Education, Inc.	48,747	352,404
*	Vivien Corp.	40,760	106,467
	Whanin Pharmaceutical Co. Ltd.	25,965	398,895
*	WillBes & Co.	332,697	540,513
	Wins Co. Ltd.	21,097	286,108
	WiSoL Co. Ltd.	71,622	636,994
# *	Wonik Holdings Co. Ltd.	245,189	1,093,809
#	Wonik Materials Co. Ltd.	12,961	362,321
	Woojin, Inc.	19,897	164,221
	Woongjin Thinkbig Co. Ltd.	66,784	191,583
	Woori Financial Group, Inc.	2,372,516	26,971,117
	Woorison F&G Co. Ltd.	126,099	250,480
	WooSung Feed Co. Ltd.	11,223	288,752
*	Woowon Development Co. Ltd.	8,436	39,037
	Y G-1 Co. Ltd.	95,992	712,032
	YAS Co. Ltd.	5,678	62,612
*	Y-entec Co. Ltd.	6,980	73,052
	Yoosung Enterprise Co. Ltd.	98,733	285,602
	Young Poong Corp.	2,294	1,346,993
	Young Poong Precision Corp.	53,659	462,334
	Youngone Corp.	123,827	4,739,484
	Youngone Holdings Co. Ltd.	26,091	1,050,397
	Yuanta Securities Korea Co. Ltd.	590,523	2,280,629
	YuHwa Securities Co. Ltd.	130,435	309,488
	Yuyu Pharma, Inc.	2,638	16,779
	Zeus Co. Ltd.	42,750	762,121

TOTAL SOUTH KOREA			1,812,250,913

TAIWAN — (16.4%)
	Abico Avy Co. Ltd.	804,364	747,353
	Ability Enterprise Co. Ltd.	1,242,330	874,013
#	AcBel Polytech, Inc.	603,000	751,533
#	Acer, Inc.	14,714,109	13,772,131
#	ACES Electronic Co. Ltd.	558,000	954,351
*	Acon Holding, Inc.	1,155,000	318,137
	Acter Group Corp. Ltd.	12,000	80,122
	Advanced International Multitech Co. Ltd.	458,000	1,304,076
# *	Advanced Optoelectronic Technology, Inc.	500,000	439,671
	AEON Motor Co. Ltd.	52,000	74,058

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aerospace Industrial Development Corp.	296,000	$300,340
# *	AGV Products Corp.	2,653,211	970,185
	Airmate Cayman International Co. Ltd.	50,557	35,930
#	Allis Electric Co. Ltd.	944,559	806,344
#	Alpha Networks, Inc.	1,958,086	1,902,298
#	Altek Corp.	1,407,365	1,907,607
*	Ambassador Hotel	1,492,000	1,626,091
#	AMPOC Far-East Co. Ltd.	594,000	818,548
	AmTRAN Technology Co. Ltd.	4,725,956	3,008,052
#	Apacer Technology, Inc.	578,210	904,453
#	APCB, Inc.	740,000	573,520
	Apex Biotechnology Corp.	37,000	30,529
#	Apex International Co. Ltd.	888,263	2,497,696
	Apex Medical Corp.	24,000	22,947
	Apex Science & Engineering	92,536	35,661
	Arcadyan Technology Corp.	30,000	113,471
	Ardentec Corp.	2,749,058	5,890,570
	Argosy Research, Inc.	9,000	29,741
#	ASE Technology Holding Co. Ltd.	6,934,000	24,803,031
#	Asia Cement Corp.	11,308,589	18,011,968
	Asia Electronic Material Co. Ltd.	92,000	68,428
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,520,050
# *	Asia Plastic Recycling Holding Ltd.	1,211,942	319,320
#	Asia Polymer Corp.	2,425,530	3,416,125
	Asia Tech Image, Inc.	62,000	124,727
	Asia Vital Components Co. Ltd.	1,733,984	5,181,487
#	Asustek Computer, Inc.	3,854,000	48,999,039
	Aten International Co. Ltd.	7,000	21,256
#	AU Optronics Corp., Sponsored ADR	3,887,815	26,555,720
#	AU Optronics Corp.	3,498,812	2,404,464
	Audix Corp.	399,332	819,112
	Aver Information, Inc.	14,000	25,428
#	Avermedia Technologies	109,600	107,366
	Avita Corp.	15,000	30,973
	Bank of Kaohsiung Co. Ltd.	3,027,383	1,225,859
	Basso Industry Corp.	173,000	267,850
#	BES Engineering Corp.	7,377,443	2,333,751
#	Bin Chuan Enterprise Co. Ltd.	239,000	212,253
#	Biostar Microtech International Corp.	951,055	692,261
	Bizlink Holding, Inc.	11,000	101,680
#	Bright Led Electronics Corp.	539,000	455,177
#	Browave Corp.	139,000	199,296
*	Cameo Communications, Inc.	1,053,712	509,230
#	Capital Securities Corp.	11,080,158	6,047,506
#	Career Technology MFG. Co. Ltd.	936,085	844,314
#	Carnival Industrial Corp.	806,007	391,859
	Catcher Technology Co. Ltd.	3,378,000	19,587,024
#	Cathay Chemical Works	331,000	282,632
	Cathay Financial Holding Co. Ltd.	40,739,459	84,921,085
#	Cathay Real Estate Development Co. Ltd.	3,381,694	2,371,986
	Cayman Engley Industrial Co. Ltd.	41,000	95,949
#	Celxpert Energy Corp.	419,000	700,727
#	Central Reinsurance Co. Ltd.	772,366	779,453
# *	Chain Chon Industrial Co. Ltd.	614,000	468,346
#	ChainQui Construction Development Co. Ltd.	571,393	377,544
# *	Champion Building Materials Co. Ltd.	1,323,828	511,682
	Chang Hwa Commercial Bank Ltd.	23,778,652	14,041,734
#	Channel Well Technology Co. Ltd.	457,000	669,427
	Charoen Pokphand Enterprise	96,000	276,163

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CHC Healthcare Group	634,000	$838,257
	CHC Resources Corp.	17,000	27,536
#	Chen Full International Co. Ltd.	281,000	416,446
	Chenbro Micom Co. Ltd.	17,000	46,026
#	Cheng Loong Corp.	4,514,659	5,530,944
# *	Cheng Mei Materials Technology Corp.	2,484,000	1,063,779
	Cheng Shin Rubber Industry Co. Ltd.	1,744,000	2,140,481
	Cheng Uei Precision Industry Co. Ltd.	2,408,635	3,348,386
#	Chenming Electronic Technology Corp.	455,000	221,105
	Chia Chang Co. Ltd.	668,000	1,120,025
#	Chia Hsin Cement Corp.	2,517,191	1,829,227
#	Chian Hsing Forging Industrial Co. Ltd.	41,000	63,328
#	Chien Kuo Construction Co. Ltd.	857,797	404,581
#	Chien Shing Harbour Service Co. Ltd.	23,000	45,688
	Chilisin Electronics Corp.	1,442,000	4,473,641
*	China Airlines Ltd.	16,031,353	9,927,070
	China Bills Finance Corp.	3,514,000	2,106,001
	China Chemical & Pharmaceutical Co. Ltd.	1,334,264	1,060,738
	China Container Terminal Corp.	23,000	21,655
	China Development Financial Holding Corp.	52,096,734	26,628,126
#	China Electric Manufacturing Corp.	1,100,432	457,169
#	China General Plastics Corp.	1,432,585	1,915,019
	China Glaze Co. Ltd.	602,799	316,188
	China Life Insurance Co. Ltd.	6,704,338	7,007,866
#	China Man-Made Fiber Corp.	7,673,014	2,807,007
	China Metal Products	1,712,969	1,972,323
	China Motor Corp.	1,289,099	3,211,331
# *	China Petrochemical Development Corp.	17,948,466	7,820,718
	China Steel Corp.	56,678,320	68,334,569
#	China Wire & Cable Co. Ltd.	463,600	451,722
#	Chinese Maritime Transport Ltd.	618,270	1,251,780
	Ching Feng Home Fashions Co. Ltd.	41,000	29,548
#	Chin-Poon Industrial Co. Ltd.	2,207,815	2,377,646
	Chipbond Technology Corp.	1,912,000	4,438,108
	ChipMOS Technologies, Inc.	3,037,085	5,050,238
#	ChipMOS Technologies, Inc., ADR	30,336	1,009,271
#	Chong Hong Construction Co. Ltd.	47,000	124,745
#	Chun YU Works & Co. Ltd.	833,000	862,260
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,899,402
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,519,250	3,736,610
	Chung Hung Steel Corp.	3,724,000	4,698,751
# *	Chung Hwa Chemical Industrial Works Ltd.	57,000	90,558
# *	Chung Hwa Pulp Corp.	2,158,353	1,727,601
††	Chung Shing Textile Co. Ltd.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	82,289
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	83,518
	Clevo Co.	1,257,000	1,558,242
#	CMC Magnetics Corp.	5,576,638	1,771,101
#	CoAsia Electronics Corp.	311,907	145,450
#	Collins Co. Ltd.	610,224	335,434
#	Compal Electronics, Inc.	24,839,332	21,860,085
#	Compeq Manufacturing Co. Ltd.	6,781,000	9,868,066
	Compucase Enterprise	57,000	63,814
#	Concord Securities Co. Ltd.	2,085,489	888,362
	Concraft Holding Co. Ltd.	37,000	75,466
#	Continental Holdings Corp.	2,333,540	2,116,670
#	Contrel Technology Co. Ltd.	784,000	557,323
	Coretronic Corp.	2,120,800	4,389,780
# *	Coxon Precise Industrial Co. Ltd.	598,000	287,368

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CTBC Financial Holding Co. Ltd.	97,262,073	$81,219,569
	CTCI Corp.	175,000	229,310
	CviLux Corp.	101,000	174,343
#	CyberTAN Technology, Inc.	799,000	762,084
#	DA CIN Construction Co. Ltd.	1,842,579	2,011,806
	Darfon Electronics Corp.	266,000	399,993
*	Darwin Precisions Corp.	2,351,635	943,251
	De Licacy Industrial Co. Ltd.	98,000	54,099
# *	Delpha Construction Co. Ltd.	505,576	271,040
#	Depo Auto Parts Ind Co. Ltd.	501,000	1,013,463
††	Der Pao Construction Co. Ltd.	2,158,544	0
#	D-Link Corp.	3,293,552	2,428,978
	Dr Wu Skincare Co. Ltd.	13,000	43,943
	Drewloong Precision, Inc.	7,000	24,682
#	Dyaco International, Inc.	51,000	119,245
#	Dynamic Electronics Co. Ltd.	1,477,873	1,118,223
#	Dynapack International Technology Corp.	897,000	3,101,822
	E.Sun Financial Holding Co. Ltd.	43,627,946	41,687,469
#	Edimax Technology Co. Ltd.	1,026,902	399,266
#	Edison Opto Corp.	605,000	455,979
	Edom Technology Co. Ltd.	1,081,350	1,324,625
	Elite Advanced Laser Corp.	82,000	164,773
#	Elite Semiconductor Microelectronics Technology, Inc.	708,000	3,640,493
#	Elitegroup Computer Systems Co. Ltd.	1,974,395	1,683,281
††	ENG Electric Co. Ltd.	239,997	1,181
#	Ennoconn Corp.	40,000	265,200
*	Ennostar, Inc.	2,061,209	5,424,342
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,450,984
#	Eson Precision Ind Co. Ltd.	705,000	1,696,725
	Eternal Materials Co. Ltd.	1,775,513	2,353,898
*	Eva Airways Corp.	14,688,355	9,969,130
*	Everest Textile Co. Ltd.	2,357,813	826,001
	Evergreen International Storage & Transport Corp.	2,982,000	2,912,066
	Evergreen Marine Corp. Taiwan Ltd.	830,145	2,987,427
#	Everlight Chemical Industrial Corp.	680,950	627,715
	Everlight Electronics Co. Ltd.	2,531,000	4,519,951
	Excel Cell Electronic Co. Ltd.	17,000	15,546
	Excellence Opto, Inc.	96,000	100,234
#	Excelsior Medical Co. Ltd.	520,527	1,035,583
#	EZconn Corp.	194,250	244,175
	Far Eastern Department Stores Ltd.	6,801,445	5,407,505
	Far Eastern International Bank	17,145,991	6,448,711
	Far Eastern New Century Corp.	15,415,528	16,145,387
	Farcent Enterprise Co. Ltd.	11,000	25,130
#	Farglory F T Z Investment Holding Co. Ltd.	767,648	1,394,809
#	Farglory Land Development Co. Ltd.	1,545,264	3,734,490
# *	Federal Corp.	2,187,160	2,115,667
	Feedback Technology Corp.	20,000	50,993
	First Financial Holding Co. Ltd.	39,901,303	32,851,360
#	First Hotel	890,857	463,197
#	First Insurance Co. Ltd.	1,334,064	638,070
#	First Steamship Co. Ltd.	2,908,042	1,341,503
#	FIT Holding Co. Ltd.	185,150	222,121
	FLEXium Interconnect, Inc.	258,000	893,876
	Forcecon Tech Co. Ltd.	16,000	41,452
	Forest Water Environment Engineering Co. Ltd.	21,400	26,237
#	Formosa Advanced Technologies Co. Ltd.	1,017,000	1,385,140
	Formosa Chemicals & Fibre Corp.	3,008,000	8,728,269
# *	Formosa Laboratories, Inc.	483,478	1,034,468

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	4,109,000	$15,916,046
	Formosa Taffeta Co. Ltd.	3,218,511	3,474,693
	Formosan Rubber Group, Inc.	1,319,957	1,071,192
#	Formosan Union Chemical	2,094,843	1,537,343
	Founding Construction & Development Co. Ltd.	1,007,418	685,257
	Foxconn Technology Co. Ltd.	3,331,142	8,270,929
# *	Franbo Lines Corp.	120,057	104,286
	Froch Enterprise Co. Ltd.	1,269,734	1,300,123
#	FSP Technology, Inc.	757,292	1,104,634
	Fu Chun Shin Machinery Manufacture Co. Ltd.	53,265	33,245
#	Fubon Financial Holding Co. Ltd.	33,386,173	88,253,766
	Fulgent Sun International Holding Co. Ltd.	69,000	255,875
	Fullerton Technology Co. Ltd.	529,200	328,223
# *	Fulltech Fiber Glass Corp.	2,315,216	1,462,657
#	Fwusow Industry Co. Ltd.	1,174,043	891,030
#	G Shank Enterprise Co. Ltd.	965,902	2,311,658
#	Gamania Digital Entertainment Co. Ltd.	71,000	147,624
#	Gemtek Technology Corp.	2,013,962	1,984,475
	General Interface Solution Holding Ltd.	870,000	3,044,787
	Getac Technology Corp.	703,065	1,324,261
# *	Giantplus Technology Co. Ltd.	1,722,100	729,139
	Gigabyte Technology Co. Ltd.	332,287	1,349,322
#	Ginko International Co. Ltd.	72,000	522,601
	Global Brands Manufacture Ltd.	1,573,154	2,007,221
	Global Lighting Technologies, Inc.	13,000	37,726
#	Global View Co. Ltd.	53,000	73,796
	Globe Union Industrial Corp.	1,330,625	735,955
#	Gloria Material Technology Corp.	2,187,116	1,670,444
#	Gold Circuit Electronics Ltd.	4,617,965	11,063,031
#	Goldsun Building Materials Co. Ltd.	5,780,171	5,352,109
	Good Will Instrument Co. Ltd.	172,746	165,665
	Gourmet Master Co. Ltd.	4,000	18,878
	Grand Fortune Securities Co. Ltd.	733,767	422,398
#	Grand Ocean Retail Group Ltd.	437,000	303,049
	Grand Pacific Petrochemical	5,403,000	5,258,090
#	Great China Metal Industry	842,000	781,965
	Great Wall Enterprise Co. Ltd.	3,490,844	6,739,015
	Greatek Electronics, Inc.	49,000	140,393
* ††	Green Energy Technology, Inc.	1,424,880	3,074
#	GTM Holdings Corp.	679,900	611,779
#	Hannstar Board Corp.	3,200,488	4,806,871
#	HannStar Display Corp.	13,723,435	6,977,768
#	HannsTouch Solution, Inc.	3,452,001	1,478,289
#	Hanpin Electron Co. Ltd.	286,000	291,281
	Harvatek Corp.	974,553	877,583
	Heran Co. Ltd.	10,000	42,141
	Hey Song Corp.	1,961,500	2,466,970
	Hi-Clearance, Inc.	4,000	19,797
	Highlight Tech Corp.	30,000	45,918
#	Highwealth Construction Corp.	1,487,100	2,401,260
#	Hiroca Holdings Ltd.	368,000	646,298
#	Hitron Technology, Inc.	722,098	545,713
#	Ho Tung Chemical Corp.	5,169,475	1,936,435
#	Hocheng Corp.	1,351,300	692,743
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	25,943
	Holiday Entertainment Co. Ltd.	27,000	60,404
	Hon Hai Precision Industry Co. Ltd.	41,463,192	160,061,938
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	813,073
#	Hong TAI Electric Industrial	1,260,000	1,201,459

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hong YI Fiber Industry Co.	798,000	$681,546
	Horizon Securities Co. Ltd.	63,000	36,596
#	Hsing TA Cement Co.	862,614	653,785
# *	HTC Corp.	4,182,000	9,882,663
	Hu Lane Associate, Inc.	19,000	91,996
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	1,314,783
	Hua Nan Financial Holdings Co. Ltd.	28,646,507	20,976,012
	Huaku Development Co. Ltd.	793,000	2,594,030
#	Huang Hsiang Construction Corp.	691,000	907,998
#	Hung Ching Development & Construction Co. Ltd.	857,468	922,813
	Hung Sheng Construction Ltd.	2,392,269	2,076,460
	Huxen Corp.	173,281	319,201
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	35,780
# *	Hwacom Systems, Inc.	270,000	205,380
	IBF Financial Holdings Co. Ltd.	13,839,288	7,916,425
#	Ichia Technologies, Inc.	1,447,260	845,550
# *	I-Chiun Precision Industry Co. Ltd.	1,151,532	2,442,822
	IEI Integration Corp.	49,200	78,418
	Infortrend Technology, Inc.	1,013,000	522,466
#	Innolux Corp.	39,166,544	23,559,885
#	Inpaq Technology Co. Ltd.	280,250	592,051
	Intai Technology Corp.	12,000	36,709
#	Integrated Service Technology, Inc.	115,570	214,911
	International CSRC Investment Holdings Co.	4,051,166	3,503,648
	Inventec Corp.	13,025,277	12,457,468
	Iron Force Industrial Co. Ltd.	24,000	60,668
	I-Sheng Electric Wire & Cable Co. Ltd.	12,000	18,354
	ITE Technology, Inc.	798,479	2,994,552
#	Jarllytec Co. Ltd.	309,000	588,391
#	Jean Co. Ltd.	271,751	113,536
	Jess-Link Products Co. Ltd.	569,500	721,008
# *	Jinli Group Holdings Ltd.	847,532	440,972
	Johnson Health Tech Co. Ltd.	17,000	35,699
#	K Laser Technology, Inc.	820,601	594,572
#	Kaimei Electronic Corp.	138,000	432,339
	Kaori Heat Treatment Co. Ltd.	11,000	19,912
#	Kaulin Manufacturing Co. Ltd.	565,656	298,517
#	KEE TAI Properties Co. Ltd.	1,804,000	851,832
	Kenda Rubber Industrial Co. Ltd.	212,000	233,486
#	Key Ware Electronics Co. Ltd.	106,678	56,970
	Kindom Development Co. Ltd.	2,310,000	3,188,881
	King Chou Marine Technology Co. Ltd.	243,100	305,005
#	King Yuan Electronics Co. Ltd.	7,082,805	10,163,042
	King’s Town Bank Co. Ltd.	5,157,012	7,700,351
*	King’s Town Construction Co. Ltd.	426,380	560,657
	Kinik Co.	29,000	78,860
# *	Kinko Optical Co. Ltd.	659,756	700,477
#	Kinpo Electronics	7,666,375	3,586,749
#	Kinsus Interconnect Technology Corp.	1,680,000	14,784,980
	Ko Ja Cayman Co. Ltd.	14,000	36,988
#	KS Terminals, Inc.	53,000	185,046
#	Kung Sing Engineering Corp.	2,554,875	788,114
	Kuo Toong International Co. Ltd.	1,275,808	984,103
	Kuo Yang Construction Co. Ltd.	51,000	44,040
#	Kwong Fong Industries Corp.	481,649	193,872
	Kwong Lung Enterprise Co. Ltd.	167,000	251,892
#	KYE Systems Corp.	1,229,909	470,257
#	L&K Engineering Co. Ltd.	849,000	892,765
*	LAN FA Textile	985,713	434,674

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lanner Electronics, Inc.	37,000	$66,187
	Largan Precision Co. Ltd.	75,000	5,588,939
	Laster Tech Corp. Ltd.	15,000	23,779
#	Leader Electronics, Inc.	347,056	202,905
# *	Lealea Enterprise Co. Ltd.	4,199,941	1,746,712
#	LEE CHI Enterprises Co. Ltd.	857,900	774,143
	Lelon Electronics Corp.	21,000	48,386
*	Li Cheng Enterprise Co. Ltd.	27,000	18,899
*	Li Peng Enterprise Co. Ltd.	2,733,381	1,021,080
	Lian HWA Food Corp.	57,200	136,764
#	Lida Holdings Ltd.	316,680	358,858
	Lien Hwa Industrial Holdings Corp.	1,387,815	2,786,743
# *	Lingsen Precision Industries Ltd.	2,389,480	2,171,608
	Lite-On Technology Corp.	12,950,738	28,579,432
#	Liton Technology Corp.	33,000	52,311
# *	Long Bon International Co. Ltd.	855,880	551,124
	Long Da Construction & Development Corp.	72,000	52,370
#	Longchen Paper & Packaging Co. Ltd.	4,598,304	3,985,475
	Longwell Co.	94,000	190,529
#	Lotus Pharmaceutical Co. Ltd.	93,000	314,333
	Lu Hai Holding Corp.	51,700	74,467
#	Lucky Cement Corp.	726,000	311,299
	Lung Yen Life Service Corp.	9,000	14,562
#	Macauto Industrial Co. Ltd.	65,000	190,608
#	Macronix International Co. Ltd.	10,684,605	15,117,380
	Materials Analysis Technology, Inc.	37,000	191,148
	Mayer Steel Pipe Corp.	943,456	1,027,451
#	Maywufa Co. Ltd.	182,070	126,169
	Mega Financial Holding Co. Ltd.	32,101,796	38,577,993
#	Mercuries & Associates Holding Ltd.	2,267,465	1,889,749
*	Mercuries Life Insurance Co. Ltd.	9,754,738	3,217,151
	Merry Electronics Co. Ltd.	147,074	435,102
# *	MIN AIK Technology Co. Ltd.	910,600	725,615
	Mirle Automation Corp.	80,000	120,419
#	Mitac Holdings Corp.	3,237,682	3,350,803
#	MOSA Industrial Corp.	190,000	301,210
#	MPI Corp.	378,000	1,747,167
	Nak Sealing Technologies Corp.	25,000	78,687
	Namchow Holdings Co. Ltd.	130,000	226,069
	Nan Pao Resins Chemical Co. Ltd.	9,000	45,063
#	Nan Ren Lake Leisure Amusement Co. Ltd.	608,000	335,322
	Nan Ya Plastics Corp.	4,849,000	14,880,905
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	43,565
	Nanya Technology Corp.	6,919,000	16,589,848
#	New Era Electronics Co. Ltd.	168,000	136,045
*	Newmax Technology Co. Ltd.	25,000	37,064
	Nichidenbo Corp.	34,000	61,705
	Nien Hsing Textile Co. Ltd.	631,061	473,593
#	Nishoku Technology, Inc.	186,000	565,780
	Nova Technology Corp.	4,000	21,096
#	O-Bank Co. Ltd.	1,719,604	482,364
	Ocean Plastics Co. Ltd.	80,000	95,210
	OptoTech Corp.	2,215,828	3,429,163
# *	Orient Semiconductor Electronics Ltd.	1,705,670	1,526,094
#	Pacific Construction Co.	1,755,452	621,577
#	Pacific Hospital Supply Co. Ltd.	70,000	175,408
	Paiho Shih Holdings Corp.	59,000	79,673
	Pan German Universal Motors Ltd.	12,000	92,605
#	Pan Jit International, Inc.	1,211,100	4,909,693

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	2,265,444	$3,311,115
	PCL Technologies, Inc.	5,000	15,171
#	Pegatron Corp.	12,587,998	30,815,912
	PharmaEngine, Inc.	13,000	27,599
# *	Phihong Technology Co. Ltd.	300,882	398,931
	Phison Electronics Corp.	4,000	56,401
	Plastron Precision Co. Ltd.	38,156	18,264
#	Plotech Co. Ltd.	545,000	486,433
	Posiflex Technology, Inc.	14,000	45,848
	Pou Chen Corp.	8,475,550	10,394,566
	President Securities Corp.	4,938,263	4,022,830
#	Primax Electronics Ltd.	282,000	523,377
	Prince Housing & Development Corp.	6,016,018	2,870,251
††	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	123,000	171,755
	Prosperity Dielectrics Co. Ltd.	16,000	31,304
	Qisda Corp.	9,505,171	10,619,183
	QST International Corp.	15,000	31,783
#	Qualipoly Chemical Corp.	290,593	429,726
	Quanta Computer, Inc.	2,608,000	7,327,178
	Quanta Storage, Inc.	45,000	62,745
#	Quintain Steel Co. Ltd.	1,444,473	1,060,463
	Radiant Opto-Electronics Corp.	999,000	3,500,199
	Radium Life Tech Co. Ltd.	3,777,226	1,429,265
	Rechi Precision Co. Ltd.	80,000	53,726
#	Rich Development Co. Ltd.	3,070,054	1,011,225
*	Ritek Corp.	3,952,449	1,391,835
*	Roo Hsing Co. Ltd.	478,000	145,245
*	Rotam Global Agrosciences Ltd.	90,157	72,516
	Ruentex Development Co. Ltd.	4,264,372	10,883,285
#	Ruentex Industries Ltd.	2,301,780	8,982,185
	Sampo Corp.	1,854,340	1,975,016
	San Fang Chemical Industry Co. Ltd.	23,000	17,878
#	San Far Property Ltd.	1,393,560	762,960
#	Sanyang Motor Co. Ltd.	2,660,624	2,592,758
	Scan-D Corp.	33,000	61,391
#	SCI Pharmtech, Inc.	69,600	195,282
	Sea & Land Integrated Corp.	20,600	23,264
	Senao International Co. Ltd.	33,000	37,821
	Sercomm Corp.	48,000	110,032
#	Sesoda Corp.	1,149,279	1,270,665
	Shanghai Commercial & Savings Bank Ltd.	628,000	994,540
#	Shan-Loong Transportation Co. Ltd.	436,000	552,863
#	Sharehope Medicine Co. Ltd.	179,905	175,920
#	Sheng Yu Steel Co. Ltd.	731,000	877,648
#	ShenMao Technology, Inc.	419,000	1,070,844
#	Shih Her Technologies, Inc.	260,000	675,394
*	Shih Wei Navigation Co. Ltd.	535,577	789,854
	Shihlin Electric & Engineering Corp.	3,030,000	5,699,049
	Shin Kong Financial Holding Co. Ltd.	41,055,909	14,469,599
	Shin Zu Shing Co. Ltd.	1,034,842	3,712,504
# *	Shining Building Business Co. Ltd.	1,373,368	548,084
#	Shinkong Insurance Co. Ltd.	1,273,412	2,113,285
#	Shinkong Synthetic Fibers Corp.	6,988,754	4,741,403
	ShunSin Technology Holding Ltd.	23,000	74,835
*	Shuttle, Inc.	1,819,015	771,956
	Sigurd Microelectronics Corp.	2,717,231	5,743,419
*	Silitech Technology Corp.	49,878	61,801
	Sincere Navigation Corp.	1,586,242	1,584,256

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Singatron Enterprise Co. Ltd.	35,000	$32,379
#	Sinher Technology, Inc.	273,000	414,889
	Sinmag Equipment Corp.	13,000	50,075
	Sinon Corp.	2,451,877	2,148,188
	SinoPac Financial Holdings Co. Ltd.	42,319,595	21,552,820
	Sinyi Realty, Inc.	46,000	55,109
	Sirtec International Co. Ltd.	458,200	431,315
#	Siward Crystal Technology Co. Ltd.	794,875	961,625
	Soft-World International Corp.	19,000	61,385
#	Solar Applied Materials Technology Corp.	1,936,798	3,491,411
	Solomon Technology Corp.	406,000	253,487
	Solteam, Inc.	39,390	97,852
#	Southeast Cement Co. Ltd.	944,700	619,721
#	Spirox Corp.	356,563	368,080
	Standard Chemical & Pharmaceutical Co. Ltd.	90,000	124,976
	Sunonwealth Electric Machine Industry Co. Ltd.	78,000	108,160
#	Sunrex Technology Corp.	517,108	807,188
#	Sunspring Metal Corp.	580,569	587,620
	Supreme Electronics Co. Ltd.	2,788,726	4,508,178
#	Swancor Holding Co. Ltd.	61,000	216,519
#	Sweeten Real Estate Development Co. Ltd.	862,114	864,389
	Syncmold Enterprise Corp.	50,000	127,027
#	Synmosa Biopharma Corp.	230,904	191,142
	Synnex Technology International Corp.	6,974,550	13,513,517
	Systex Corp.	12,000	37,258
#	Ta Ya Electric Wire & Cable	2,735,776	2,437,126
#	Tah Hsin Industrial Corp.	452,730	1,019,753
#	TA-I Technology Co. Ltd.	164,500	376,524
# *	Tai Tung Communication Co. Ltd.	508,535	321,449
	Taichung Commercial Bank Co. Ltd.	27,928,012	12,006,866
	TaiDoc Technology Corp.	13,000	81,809
	Taiflex Scientific Co. Ltd.	1,065,960	1,830,095
#	Taimide Tech, Inc.	116,000	170,356
	Tainan Enterprises Co. Ltd.	338,183	221,322
#	Tainan Spinning Co. Ltd.	6,278,485	5,139,265
	Tai-Saw Technology Co. Ltd.	158,000	180,994
	Taishin Financial Holding Co. Ltd.	46,516,044	30,537,565
#	Taita Chemical Co. Ltd.	1,669,566	2,084,369
	TAI-TECH Advanced Electronics Co. Ltd.	9,000	41,481
#	Taiwan Business Bank	21,804,811	7,417,909
	Taiwan Cement Corp.	23,712,948	41,147,341
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	571,866
	Taiwan Cogeneration Corp.	78,000	107,314
	Taiwan Cooperative Financial Holding Co. Ltd.	37,615,745	30,584,269
	Taiwan Fertilizer Co. Ltd.	2,619,000	6,404,653
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	921,171
#	Taiwan FU Hsing Industrial Co. Ltd.	648,000	943,318
	Taiwan Glass Industry Corp.	5,779,982	5,696,948
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,087,875
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	931,000	2,687,812
††	Taiwan Kolin Co. Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	4,185,322	511,264
	Taiwan Navigation Co. Ltd.	1,024,000	1,296,891
	Taiwan PCB Techvest Co. Ltd.	1,607,946	2,715,716
	Taiwan Semiconductor Co. Ltd.	59,000	173,335
	Taiwan Shin Kong Security Co. Ltd.	109,390	151,865
	Taiwan Steel Union Co. Ltd.	8,000	22,759
#	Taiwan Styrene Monomer	264,000	172,427
#	Taiwan Surface Mounting Technology Corp.	1,414,991	5,709,415

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Taiwan TEA Corp.	3,091,092	$2,320,647
	Taiwan Union Technology Corp.	6,000	20,689
	Taiyen Biotech Co. Ltd.	601,217	712,557
# *	Tatung Co. Ltd.	4,614,000	5,713,704
	TBI Motion Technology Co. Ltd.	9,000	15,608
	Te Chang Construction Co. Ltd.	16,260	16,965
	Teco Electric & Machinery Co. Ltd.	6,927,725	7,525,294
	Tera Autotech Corp.	24,863	18,433
	Test Research, Inc.	77,000	154,947
	Test Rite International Co. Ltd.	1,140,266	992,694
	Tex-Ray Industrial Co. Ltd.	92,000	45,997
	Thermaltake Technology Co. Ltd.	14,000	20,375
	Thye Ming Industrial Co. Ltd.	37,000	43,692
#	Ting Sin Co. Ltd.	61,000	50,153
#	Ton Yi Industrial Corp.	3,768,600	1,766,740
	Tong Yang Industry Co. Ltd.	2,384,000	2,898,585
# *	Tong-Tai Machine & Tool Co. Ltd.	995,447	573,649
	Top Bright Holding Co. Ltd.	5,000	20,804
	Topco Scientific Co. Ltd.	11,000	54,668
	Topco Technologies Corp.	14,000	39,616
	Topkey Corp.	22,000	102,526
#	Topoint Technology Co. Ltd.	837,459	1,254,619
	Toung Loong Textile Manufacturing	102,000	130,202
	TPK Holding Co. Ltd.	2,287,000	3,498,257
	Transcend Information, Inc.	24,000	58,329
	Tripod Technology Corp.	2,531,000	10,720,022
*	TrueLight Corp.	32,000	31,241
#	Tsann Kuen Enterprise Co. Ltd.	215,000	327,537
#	TSRC Corp.	113,000	130,351
	TST Group Holding Ltd.	5,000	24,972
#	Tung Ho Steel Enterprise Corp.	4,907,274	7,133,083
	TURVO International Co. Ltd.	33,000	123,079
	TXC Corp.	1,644,000	6,075,849
#	TYC Brother Industrial Co. Ltd.	1,456,723	1,046,556
*	Tycoons Group Enterprise	2,762,337	1,394,916
#	Tyntek Corp.	1,640,097	1,548,106
#	UDE Corp.	353,000	621,751
	U-Ming Marine Transport Corp.	1,426,000	2,704,368
	Unic Technology Corp.	46,000	35,927
	Unimicron Technology Corp.	6,146,363	42,132,335
*	Union Bank Of Taiwan	13,013,051	5,524,128
#	Unitech Computer Co. Ltd.	477,739	656,975
# *	Unitech Printed Circuit Board Corp.	3,327,466	2,170,334
#	United Microelectronics Corp.	51,490,681	106,893,309
††	Unity Opto Technology Co. Ltd.	2,993,000	83,143
	Univacco Technology, Inc.	46,000	39,138
	Universal Cement Corp.	2,280,583	1,690,902
	Universal, Inc.	64,000	94,514
	Unizyx Holding Corp.	1,586,000	1,781,203
#	UPC Technology Corp.	4,928,598	4,100,617
#	USI Corp.	4,858,827	6,018,788
*	Usun Technology Co. Ltd.	128,100	160,249
	Ve Wong Corp.	912,806	1,071,339
# *	Victory New Materials Ltd. Co.	626,687	235,664
#	Wah Hong Industrial Corp.	394,516	399,203
	Wah Lee Industrial Corp.	1,076,100	3,296,537
	Walsin Lihwa Corp.	8,686,412	8,114,424
#	Walton Advanced Engineering, Inc.	2,020,853	1,245,342
	Wei Chuan Foods Corp.	325,000	267,318

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
††	Wei Mon Industry Co. Ltd.	3,885,691	$0
#	Weikeng Industrial Co. Ltd.	2,307,490	2,317,106
#	Well Shin Technology Co. Ltd.	482,080	835,547
	Wha Yu Industrial Co. Ltd.	238,000	137,636
#	Winbond Electronics Corp.	17,217,572	16,324,719
	Winmate, Inc.	28,000	82,275
#	Winstek Semiconductor Co. Ltd.	247,000	269,822
††	Wintek Corp.	20,783,484	256,426
#	Wisdom Marine Lines Co. Ltd.	1,137,364	2,677,107
	Wistron Corp.	17,191,343	18,067,243
	Wistron NeWeb Corp.	114,000	318,294
#	Wonderful Hi-Tech Co. Ltd.	62,311	51,526
	WPG Holdings Ltd.	9,633,284	17,996,131
	WT Microelectronics Co. Ltd.	2,452,751	5,541,795
	WUS Printed Circuit Co. Ltd.	857,668	875,798
	Xxentria Technology Materials Corp.	28,000	68,068
	Ya Horng Electronic Co. Ltd.	22,000	33,346
#	YC INOX Co. Ltd.	1,963,446	2,226,981
	YCC Parts Manufacturing Co. Ltd.	10,000	12,280
#	Yea Shin International Development Co. Ltd.	843,825	638,559
#	Yem Chio Co. Ltd.	2,558,746	1,399,449
	Yen Sun Technology Corp.	84,000	94,546
#	Yeong Guan Energy Technology Group Co. Ltd.	474,820	1,095,332
	YFC-Boneagle Electric Co. Ltd.	34,000	29,205
#	YFY, Inc.	7,005,847	8,076,605
#	Yi Jinn Industrial Co. Ltd.	1,140,142	709,026
*	Yieh Phui Enterprise Co. Ltd.	3,438,265	3,071,878
#	Young Fast Optoelectronics Co. Ltd.	488,000	530,674
#	Youngtek Electronics Corp.	795,047	2,420,555
	Yuanta Financial Holding Co. Ltd.	52,178,994	46,381,015
#	Yulon Motor Co. Ltd.	3,594,650	5,330,130
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	559,862
	YungShin Global Holding Corp.	107,000	167,485
	Yungtay Engineering Co. Ltd.	23,000	53,464
#	Zeng Hsing Industrial Co. Ltd.	67,000	367,594
#	Zenitron Corp.	940,000	974,269
#	Zero One Technology Co. Ltd.	604,000	1,002,776
#	Zhen Ding Technology Holding Ltd.	3,635,000	12,588,071
	Zhong Yang Technology Co. Ltd.	9,000	15,926
#	Zig Sheng Industrial Co. Ltd.	2,151,352	1,324,723
# *	Zinwell Corp.	701,000	497,193
	Zippy Technology Corp.	48,000	69,668
#	ZongTai Real Estate Development Co. Ltd.	912,159	1,273,031

TOTAL TAIWAN			2,235,753,597

THAILAND — (1.9%)
	AAPICO Hitech PCL	249,150	159,180
	AAPICO Hitech PCL	938,747	599,757
*	Ananda Development PCL	5,845,600	278,341
	AP Thailand PCL	16,307,230	4,349,250
	Bangchak Corp. PCL	6,810,700	5,644,368
*	Bangkok Airways PCL	4,493,000	1,570,671
	Bangkok Bank PCL	59,900	221,133
	Bangkok Bank PCL	1,450,853	5,356,121
	Bangkok Insurance PCL	215,128	1,808,806
	Bangkok Land PCL	71,881,596	2,382,875
	Bangkok Life Assurance PCL	1,110,200	995,358
*	Bangkok Ranch PCL	3,329,500	307,037
	Banpu PCL	28,014,733	9,624,590

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Berli Jucker PCL	1,518,800	$1,544,775
*	Better World Green PCL	4,257,100	105,201
	BG Container Glass PCL	161,900	55,134
	Cal-Comp Electronics Thailand PCL, Class F	16,886,256	1,333,293
	Charoen Pokphand Foods PCL	19,777,700	15,049,708
*	Country Group Development PCL	3,308,900	51,853
*	Country Group Holdings PCL	1,206,900	40,372
*	Demco PCL	133,400	19,538
	Eastern Water Resources Development & Management PCL, Class F	254,300	77,403
	GFPT PCL	3,664,400	1,281,008
	Global Green Chemicals PCL, Class F	312,400	118,624
	ICC International PCL	2,067,400	1,900,270
	Indorama Ventures PCL	1,385,300	1,753,412
	IRPC PCL	43,754,900	5,670,039
*	Italian-Thai Development PCL	21,811,100	1,538,099
	Kasikornbank PCL	843,501	3,584,228
*	Khon Kaen Sugar Industry PCL	10,656,207	1,239,598
	Kiatnakin Phatra Bank PCL	1,257,500	2,273,789
	Krung Thai Bank PCL	12,326,000	4,271,800
	Lalin Property PCL	204,200	57,231
	LH Financial Group PCL	11,902,046	527,266
	LPN Development PCL	8,159,602	1,224,586
*	MBK PCL	800,610	337,785
	Millcon Steel PCL	5,499,000	240,294
*	Nawarat Patanakarn PCL	3,182,100	100,692
	Origin Property PCL, Class F	568,500	193,598
	Polyplex Thailand PCL	1,919,025	1,411,112
*	Power Solution Technologies PCL, Class F	1,808,740	142,813
	Property Perfect PCL	42,170,700	584,601
	Pruksa Holding PCL	5,079,600	2,112,514
	PTT Exploration & Production PCL	7,046,400	24,951,465
	PTT Global Chemical PCL	6,817,141	12,891,602
	PTT PCL	54,395,500	63,112,386
	Quality Houses PCL	27,914,547	1,934,859
	Rojana Industrial Park PCL	5,071,073	1,054,484
	Saha Pathana Inter-Holding PCL	2,248,100	4,471,471
	Saha Pathanapibul PCL	1,052,533	1,911,101
	Sahakol Equipment PCL	1,782,300	131,057
	Saha-Union PCL	1,568,500	1,559,873
*	Samart Telcoms PCL	113,900	22,311
	Sansiri PCL	54,046,766	2,052,254
	SC Asset Corp. PCL	10,005,753	1,079,503
	Sena Development PCL	1,331,366	164,502
	Siam Cement PCL	208,800	2,485,527
	Siam City Cement PCL	39,000	199,216
	Siam Commercial Bank PCL	2,883,100	10,947,656
	Siamgas & Petrochemicals PCL	66,200	28,728
*	Singha Estate PCL	547,000	33,299
	Somboon Advance Technology PCL	2,077,000	1,283,161
	SPCG PCL	506,700	271,808
	Sri Trang Agro-Industry PCL	1,744,899	1,709,010
*	Srithai Superware PCL	11,102,100	468,408
*	STP & I PCL	5,380,400	706,955
	Supalai PCL	7,863,700	5,545,410
	Super Energy Corp. PCL	114,997,600	3,361,642
	Susco PCL	126,100	12,465
	Syntec Construction PCL	5,229,800	305,758
	Thai Oil PCL	4,176,200	7,016,444
	Thai Rayon PCL	58,700	90,661

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL	37,000	$196,806
	Thai Stanley Electric PCL, Class F	170,100	904,774
	Thai Wacoal PCL	81,200	97,883
	Thaicom PCL	4,075,500	1,338,746
	Thanachart Capital PCL	1,502,600	1,596,222
	Thitikorn PCL	1,125,800	301,955
	TMBThanachart Bank PCL	92,478,709	3,232,888
	TPI Polene PCL	38,994,640	2,009,518
	TPI Polene Power PCL	3,210,999	410,296
	True Corp. PCL	63,601,400	7,781,863
*	Unique Engineering & Construction PCL	777,000	156,887
	Univentures PCL	3,231,600	397,346
	Vinythai PCL	1,561,617	1,788,336

TOTAL THAILAND			252,154,659

TURKEY — (0.5%)
#	Akbank TAS	12,733,695	7,708,001
*	Albaraka Turk Katilim Bankasi AS	6,400,736	1,182,618
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	1,696,063
	Anadolu Efes Biracilik Ve Malt Sanayii AS	438,406	1,008,879
#	Arcelik AS	240,237	842,838
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	186,252	470,157
*	Cimsa Cimento Sanayi VE Ticaret AS	408,339	1,328,536
#	Dogan Sirketler Grubu Holding AS	2,253,127	628,406
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	635,312	397,488
	Enka Insaat ve Sanayi AS	4,716,199	5,445,747
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	830,413
*	GSD Holding AS	2,389,068	648,843
	KOC Holding AS	2,486,011	6,061,276
*	Koza Anadolu Metal Madencilik Isletmeleri AS	129,888	226,592
# *	Sekerbank Turk AS	3,153,463	330,067
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	451,739	418,566
*	Turk Hava Yollari AO	3,733,594	5,690,184
#	Turkiye Garanti Bankasi AS	13,334,670	13,655,486
# *	Turkiye Halk Bankasi AS	1,972,856	909,077
#	Turkiye Is Bankasi AS, Class C	9,142,747	5,363,476
#	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	1,169,007
	Turkiye Sise ve Cam Fabrikalari AS	4,915,697	4,421,796
# *	Turkiye Vakiflar Bankasi TAO, Class D	5,849,551	2,090,675
	Ulker Biskuvi Sanayi AS	412,887	867,463
#	Vestel Elektronik Sanayi ve Ticaret AS	297,357	790,790
#	Yapi ve Kredi Bankasi AS	16,738,183	4,754,891

TOTAL TURKEY			68,937,335

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	6,998,773	15,829,642
	Abu Dhabi National Insurance Co. PSC	10,000	15,214
*	Ajman Bank PJSC	110,591	21,008
	Aldar Properties PJSC	9,554,812	10,513,077
*	Amanat Holdings PJSC	1,490,558	458,290
*	DAMAC Properties Dubai Co. PJSC	2,169,630	739,867
	Dana Gas PJSC	3,526,389	992,949
*	Deyaar Development PJSC	9,632,024	780,561
*	Dubai Financial Market PJSC	1,950,844	541,839
	Dubai Investments PJSC	2,833,956	1,314,578
*	Emaar Development PJSC	1,946,738	2,076,867
*	Emaar Malls PJSC	292,209	159,498
	Emaar Properties PJSC	11,964,633	13,098,041

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	UNITED ARAB EMIRATES — (Continued)
	Emirates NBD Bank PJSC	637,271	$2,424,894
*	Eshraq Investments PJSC	4,699,658	413,593
	Islamic Arab Insurance Co.	229,899	46,990
*	Manazel PJSC	3,078,974	461,458
*	RAK Properties PJSC	4,853,881	969,703
	Ras Al Khaimah Ceramics	178,681	133,674
	SHUAA Capital PSC	61,321	11,182
*	Union Properties PJSC	3,928,839	281,647

	TOTAL UNITED ARAB EMIRATES		51,284,572

	UNITED KINGDOM — (0.0%)
*	Bytes Technology Group PLC	50,304	365,499

	TOTAL COMMON STOCKS		13,342,558,531

	PREFERRED STOCKS — (0.5%)
	BRAZIL — (0.5%)
	Banco ABC Brasil SA	560,876	1,509,569
Ω	Banco BMG SA	35,800	19,347
	Banco Bradesco SA	7,213,076	25,433,256
	Banco do Estado do Rio Grande do Sul SA Class B	1,331,245	2,568,705
	Cia Ferro Ligas da Bahia - FERBASA	330,538	2,776,055
	Eucatex SA Industria e Comercio	262,828	370,692
	Gerdau SA	368,620	1,756,951
	Grazziotin SA	6,400	51,211
	Marcopolo SA	2,532,543	1,162,211
	Petroleo Brasileiro SA	3,992,173	19,275,437
	Schulz SA	208,260	304,431
	Unipar Carbocloro SA Class B	207,349	2,743,315
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,309,071	3,073,318

	TOTAL BRAZIL		61,044,498

	COLOMBIA — (0.0%)
	Grupo Argos SA	374,078	854,301
	Grupo de Inversiones Suramericana SA	861,705	4,322,558

	TOTAL COLOMBIA		5,176,859

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	763,348

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	4,576	622,023

	TOTAL PREFERRED STOCKS		67,606,728

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Ultrapar Participacoes SA Rights 11/03/21	65,305	0

	CHILE — (0.0%)
*	Itau CorpBanca Chile SA Rights 11/02/21	1	0

	TAIWAN — (0.0%)
*	Eva Airways Corp. Rights Exp 10/01/21	239,420	0
*	Ta Ya Electric Wire & Cable Rights 11/10/21	99,944	13,477

	TOTAL TAIWAN		13,477

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (0.0%)
*	Banpu PCL 10/01/22	6,911,516	$1,072,683
*	Banpu PCL 10/01/23	5,647,083	575,217
*	MBK PCL Warrants 10/27/22	32,025	10,616
*	Samart Telcoms PCL Rights 05/17/24	18,983	853

TOTAL THAILAND			1,659,369

TOTAL RIGHTS/WARRANTS			1,672,846

TOTAL INVESTMENT SECURITIES (Cost $10,418,045,683)			13,411,838,105

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	19,568,415	226,406,566

TOTAL INVESTMENTS — (100.0%) (Cost $10,644,400,920)			$13,638,244,671

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
ST	Special Tax
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/17/21	$41,972,669	$41,015,000	$(957,669)
S&P 500® Emini Index	441	12/17/21	99,955,617	101,363,850	1,408,233

Total Futures Contracts			$141,928,286	$142,378,850	$450,564

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$462,743,898	—	—	$462,743,898
Chile	6,785,587	$63,837,563	—	70,623,150
China	342,832,593	3,793,625,614	$37,493,836	4,173,952,043
Colombia	11,699,835	—	—	11,699,835
Czech Republic	—	20,436,623	—	20,436,623
Greece	—	33,803,657	—	33,803,657
Hong Kong	5,675,428	17,004,977	79,933	22,760,338

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hungary	—	$33,993,976	—	$33,993,976
India	$106,915,810	1,765,125,436	$35,107	1,872,076,353
Indonesia	—	208,895,122	846,264	209,741,386
Malaysia	—	250,498,909	620	250,499,529
Mexico	298,694,923	7,828,918	—	306,523,841
Philippines	—	127,678,949	14,293	127,693,242
Poland	—	115,707,174	—	115,707,174
Qatar	—	40,558,271	—	40,558,271
Russia	23,870,525	216,794,779	—	240,665,304
Saudi Arabia	—	392,053,737	—	392,053,737
South Africa	57,637,480	478,642,119	—	536,279,599
South Korea	241,252,129	1,570,035,853	962,931	1,812,250,913
Taiwan	27,564,991	2,207,844,782	343,824	2,235,753,597
Thailand	252,154,659	—	—	252,154,659
Turkey	—	68,937,335	—	68,937,335
United Arab Emirates	—	51,284,572	—	51,284,572
United Kingdom	—	365,499	—	365,499
Preferred Stocks
Brazil	61,025,151	19,347	—	61,044,498
Colombia	5,176,859	—	—	5,176,859
Philippines	—	763,348	—	763,348
South Korea	—	622,023	—	622,023
Rights/Warrants
Taiwan	—	13,477	—	13,477
Thailand	—	1,659,369	—	1,659,369
Securities Lending Collateral	—	226,406,566	—	226,406,566
Futures Contracts**	450,564	—	—	450,564

TOTAL	$1,904,480,432	$11,694,437,995	$39,776,808^	$13,638,695,235

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: January 5, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: January 5, 2022